NATIONWIDE VLI

SEPARATE

ACCOUNT-4

Annual Report

To

Policyholders

December 31, 2025

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account 4:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of the subaccounts listed in the Appendix that comprise the Nationwide VLI Separate Account 4 (the Subaccounts), as of December 31, 2025, the related statements of operations for the year or period listed in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Subaccounts as of December 31, 2025, the results of their operations for the year or period listed in the Appendix, and the changes in their contract owners’ equity for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Subaccounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2026

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

Appendix

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (ALVIVA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 2 (AMVAA2)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 2 (AMVBC2)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - The Bond Fund of America: Class 2 (AMVBD2)

American Funds Insurance Series(R) - Capital World Bond Fund: Class 2 (AMVGB2)

American Funds Insurance Series(R) - Growth-Income Fund: Class 2 (AMVGI2)

American Funds Insurance Series(R) - Growth Fund: Class 2 (AMVGR2)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 2 (AMVGS2)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

American Funds Insurance Series(R) - International Fund: Class 2 (AMVI2)

American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II (MLVLC2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Small Cap Portfolio: Initial Shares (DSC)1

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares (DVMCS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CALVERT GROUP

Calvert Variable Trust, Inc. - CVT S&P 500 Index Portfolio: Class I (CVSPIP)

Calvert Variable Series, Inc. - Calvert VP SRI Mid Cap Portfolio (CVSRMC)

CHARLES SCHWAB FUNDS

Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)

DAVIS FUNDS

Davis Variable Account Fund, Inc. - Davis Equity Portfolio (DAVVL)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation Portfolio: Institutional Class

(DFVGMI)1

DFA Investment Dimensions Group Inc. - Dimensional VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)1

DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio (DFVIS)1

DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio (DFVIV)1

DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio (DFVULV)1

DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio (DFVUTV)1

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

Deutsche DWS Variable Series II - DWS Small Mid Cap Value VIP: Class B (SVSSVB)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class (FF15S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class (FF25S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class (FF35S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class (FF40S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class (FF45S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class (FF50S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class (FF55S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class (FF60S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2065 Portfolio: Service Class (FF65S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class (FFINS)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Bond Index Portfolio: Service Class (FVBIS)

Fidelity Variable Insurance Products Fund - VIP Extended Market Index Portfolio: Service Class (FVEMIS)

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Service Class (FVIIS)

Fidelity Variable Insurance Products Fund - VIP Total Market Index Portfolio: Service Class (FVMIS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares (GVCSE)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Growth Fund: Service Shares (GVGOPS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (AVIE)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares (AVSCE)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)

Invesco - Invesco V.I. Discovery Large Cap Fund: Series I (OVGR)1

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco V.I. International Growth Fund: Series I (OVIG)1

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Service Shares (JAMVS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Small Cap Core Fund: Standard Class (LJPSCS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Initial Class (M3GREI)

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Initial Class (MV2EEI)

MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Service Class (MV2EES)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Initial Class (MV3LMI)

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I (MSVEG)

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I (HIBF)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I (MSBF)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth Fund: Class I (NCPG)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth & Income Fund: Class I (NCPGI)1

Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class Y (NJMDEY)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (NJNDE2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class I (NVCBD1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Capital Appreciation Fund: Class I (NVCCA1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Conservative Fund: Class I (NVCCN1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Aggressive Fund: Class I (NVCMA1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Conservative Fund: Class I (NVCMC1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderate Fund: Class I (NVCMD1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Aggressive Fund: Class I (NVCRA1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Balanced Fund: Class I (NVCRB1)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X (NVMIVX)1

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I (NVNSR1)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I (NVTIV3)1

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I (TRF)1

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)

Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares (AMSRS)1

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NOMURA INVESTMENT MANAGEMENT

Delaware VIP Trust - Nomura VIP Emerging Markets Series: Service Class (DWVEMS)1

Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class (DWVSVS)1

Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class (WRASP)1

Ivy Variable Insurance Portfolios - Nomura VIP Growth Series: Service Class (WRGP)1

Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class (WRHIP)1

Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class (WRMCG)1

Ivy Variable Insurance Portfolios - Nomura VIP Science and Technology Series: Service Class (WRSTP)1

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

NYLI FUNDS

New York Life Investments VP Funds Trust - NYLI VP Floating Rate Portfolio: Initial Class (MNVFRI)

New York Life Investments VP Funds Trust - NYLI VP Floating Rate Portfolio: Service Class (MNVFRS)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)

PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class (PMVII)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio (TRMCGP)

T. Rowe Price Equity Series, Inc. - T. Rowe Price All-Cap Opportunities Portfolio (TRNAG1)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio (TRPSB1)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)

Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

VICTORY FUNDS

Victory Variable Insurance Funds II - Victory Pioneer High Yield VCT Portfolio: Class I (PIHYB1)1

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from April 26, 2024 (inception) to December 31, 2024.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Capital Appreciation Fund: Standard Class II (LACCA2)

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II (LACIP2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from May 2, 2024 (inception) to December 31, 2024.

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Government Money Market Portfolio (BYVGMM)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from June 13, 2024 (inception) to December 31, 2024.

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 1 (FTVMD1)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from July 31, 2024 (inception) to December 31, 2024.

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Small-Mid Cap Growth VIP Fund: Class 1 (FTVSC1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from September 16, 2024 (inception) to December 31, 2024.

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from October 23, 2024 (inception) to December 31, 2024.

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 1 (FTVUG1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period May 16, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class I (NNASD1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period May 21, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class II (NLCG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period June 20, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II (NDES2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period June 26, 2025 (inception) to December 31, 2025.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2070 Portfolio: Service Class (FF70S)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period July 14, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class I (NFDIW1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period September 17, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II (NNASD2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period October 15, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II (NJMIM2)

(1) See Note 1 to the financial statements for the former name of the subaccount.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments, at	Accounts		Accounts	Contract Owners’
Subaccount*,**	Shares***	Cost	fair value	Receivable	Total Assets	Payable	Equity

ABTGB	63	$1,887	$1,917	$—	$1,917	$—	$1,917
ALVDAA	3,330	31,262	36,266	—	36,266	—	36,266
ALVGIA	1,549,141	47,100,125	49,169,721	7	49,169,728	—	49,169,728
ALVIVA	311,409	4,747,551	6,514,679	1	6,514,680	—	6,514,680
ALVIVB	75,277	1,251,269	1,567,257	—	1,567,257	—	1,567,257
ALVSVA	1,099,539	20,065,996	18,241,353	—	18,241,353	—	18,241,353
SVDF	745,265	17,943,754	18,847,753	2	18,847,755	—	18,847,755
SVOF	383,599	9,601,309	9,858,483	2	9,858,485	—	9,858,485
WFVSCG	438,317	3,984,648	4,207,843	—	4,207,843	—	4,207,843
AMVAA2	672,171	16,476,672	18,182,228	7	18,182,235	—	18,182,235
AMVBC2	405,278	7,004,841	7,209,888	3	7,209,891	—	7,209,891
AMVBC4	63,344	981,183	1,111,682	—	1,111,682	—	1,111,682
AMVBD2	4,097,661	43,798,841	38,395,084	—	38,395,084	4	38,395,080
AMVGB2	290,406	2,874,707	2,936,009	—	2,936,009	—	2,936,009
AMVGI2	70,719	4,248,626	4,687,268	—	4,687,268	3	4,687,265
AMVGR2	478,085	47,841,235	66,358,131	40	66,358,171	—	66,358,171
AMVGS2	179,295	2,980,959	3,413,775	1	3,413,776	—	3,413,776
AMVGS4	2,781	47,846	52,761	—	52,761	—	52,761
AMVGV2	101,008	1,009,417	985,839	—	985,839	—	985,839
AMVI2	1,130,597	19,839,625	25,121,859	17	25,121,876	—	25,121,876
AMVNW2	2,265,953	68,713,219	72,578,461	12	72,578,473	—	72,578,473
BRVHYI	4,446,472	30,371,195	31,303,163	166,714	31,469,877	—	31,469,877
MLVGA2	600,292	10,018,125	10,493,099	2	10,493,101	—	10,493,101
MLVLC2	69,051	1,637,844	1,685,535	2	1,685,537	—	1,685,537
BYVGMM	3,427,773	3,427,773	3,427,773	3	3,427,776	—	3,427,776
DCAP	68,177	2,212,684	2,295,513	1	2,295,514	—	2,295,514
DSC	22,939	952,035	1,101,079	—	1,101,079	—	1,101,079
DSIF	10,018,180	709,268,276	873,084,344	430	873,084,774	—	873,084,774
DSRG	315,806	12,120,331	18,474,622	2	18,474,624	—	18,474,624
DVMCS	66,932	1,274,699	1,361,387	1	1,361,388	—	1,361,388
DVSCS	5,269,847	97,602,878	94,909,947	—	94,909,947	120	94,909,827
CVSPIP	1,382	283,212	295,490	1	295,491	—	295,491
CVSRMC	4,641	121,566	122,854	—	122,854	—	122,854
SASP5I	1,291,474	91,182,624	130,064,352	—	130,064,352	1,124	130,063,228
DAVVL	1,209,841	7,654,492	7,585,702	7	7,585,709	—	7,585,709

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments, at	Accounts		Accounts	Contract Owners’
Subaccount*,**	Shares***	Cost	fair value	Receivable	Total Assets	Payable	Equity

DFVGMI	76,212	1,234,143	1,380,959	—	1,380,959	—	1,380,959
DFVIPS	713,613	6,837,153	6,615,190	—	6,615,190	51	6,615,139
DFVIS	7,566	96,289	111,832	—	111,832	1	111,831
DFVIV	215,322	3,851,512	3,989,925	5	3,989,930	—	3,989,930
DFVULV	100,045	3,607,904	3,492,568	—	3,492,568	126	3,492,442
DFVUTV	426,528	9,648,038	9,503,050	—	9,503,050	26	9,503,024
DSGIBA	37,654	807,561	841,558	1	841,559	—	841,559
SVSSVB	8,684	99,047	122,618	—	122,618	1	122,617
ETVFR	1,861,676	16,248,115	15,582,228	—	15,582,228	59	15,582,169
FQB	1,877,338	20,414,120	19,862,231	1	19,862,232	—	19,862,232
FVU2	92,735	942,582	964,447	—	964,447	—	964,447
FVUS2	17,081	158,556	159,025	—	159,025	1	159,024
FCS	1,867,893	104,651,667	110,822,092	141	110,822,233	—	110,822,233
FEIS	2,900,574	71,184,457	84,580,751	12	84,580,763	—	84,580,763
FEMS	981,425	11,576,832	15,565,393	—	15,565,393	35	15,565,358
FF10S	183,374	2,226,747	2,224,322	—	2,224,322	1	2,224,321
FF15S	345,413	3,982,726	4,127,686	—	4,127,686	9	4,127,677
FF20S	1,380,858	17,275,608	18,213,522	—	18,213,522	54	18,213,468
FF25S	768,677	12,421,491	13,205,869	—	13,205,869	69	13,205,800
FF30S	3,119,100	48,464,451	54,927,351	—	54,927,351	44	54,927,307
FF35S	583,719	16,128,767	17,534,907	4	17,534,911	—	17,534,911
FF40S	1,474,893	36,189,764	43,774,831	—	43,774,831	11	43,774,820
FF45S	378,524	10,387,042	11,567,682	5	11,567,687	—	11,567,687
FF50S	209,197	5,342,312	5,767,568	—	5,767,568	—	5,767,568
FF55S	58,536	860,924	910,238	—	910,238	3	910,235
FF60S	116,869	1,649,455	1,776,407	—	1,776,407	—	1,776,407
FF65S	193,716	2,673,553	2,934,799	2	2,934,801	—	2,934,801
FF70S	1,842	20,733	20,646	—	20,646	—	20,646
FFINS	83,586	964,487	975,444	—	975,444	14	975,430
FGOS	9,212	413,226	912,883	—	912,883	—	912,883
FGS	2,789,262	266,772,158	269,331,137	75	269,331,212	—	269,331,212
FHIS	2,166,972	10,559,835	10,488,142	3	10,488,145	—	10,488,145
FIGBS	15,039,565	171,889,227	168,142,332	25	168,142,357	—	168,142,357

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments, at	Accounts		Accounts	Contract Owners’
Subaccount*,**	Shares***	Cost	fair value	Receivable	Total Assets	Payable	Equity

FIP	29,956	15,877,581	19,774,598	—	19,774,598	—	19,774,598
FMCS	1,081,370	38,156,915	39,783,599	19	39,783,618	—	39,783,618
FMMP	10,981,834	10,981,834	10,981,834	—	10,981,834	61	10,981,773
FNRS2	253,710	6,454,099	6,875,531	23	6,875,554	—	6,875,554
FOS	796,977	18,476,653	21,773,421	2	21,773,423	—	21,773,423
FRESS	203,674	3,486,065	3,609,096	3	3,609,099	—	3,609,099
FVBIS	46,311	452,530	455,703	—	455,703	—	455,703
FVEMIS	29,772	440,590	473,076	1	473,077	—	473,077
FVFRHI	7,743	75,689	74,721	—	74,721	—	74,721
FVIIS	32,316	429,321	454,036	—	454,036	—	454,036
FVMIS	31,153	502,056	759,518	—	759,518	—	759,518
FVSS	645,620	10,126,371	10,239,536	8	10,239,544	—	10,239,544
FVSS2	14,128	242,446	228,448	—	228,448	—	228,448
FTVDM2	32	385	389	—	389	—	389
FTVFA2	104,674	563,871	579,893	—	579,893	—	579,893
FTVGB1	563,659	7,360,639	7,891,233	1	7,891,234	—	7,891,234
FTVGI2	291,670	4,254,468	3,841,293	3	3,841,296	—	3,841,296
FTVIS2	367,035	5,424,372	5,564,256	1	5,564,257	—	5,564,257
FTVMD1	6,439	134,168	129,302	—	129,302	—	129,302
FTVMD2	11,935	223,082	227,484	2	227,486	—	227,486
FTVSC1	6,920	119,597	129,052	—	129,052	—	129,052
FTVSV2	527,582	6,929,278	7,317,558	1	7,317,559	—	7,317,559
FTVSVI	765,296	10,837,538	11,433,516	—	11,433,516	—	11,433,516
FTVUG1	73	767	788	—	788	—	788
TIF	54,025	697,776	898,441	—	898,441	—	898,441
TIF2	593,324	8,230,321	9,623,718	3	9,623,721	—	9,623,721
GVCSE	149,242	2,059,791	2,131,176	2	2,131,178	—	2,131,178
GVGMNS	2,833	33,710	32,463	—	32,463	—	32,463
GVGOPS	53,643	575,257	525,165	1	525,166	—	525,166
GVMCE	393,836	6,553,764	6,415,591	5	6,415,596	—	6,415,596
RVARS	7,039	183,689	165,279	—	165,279	—	165,279
ACEG	35,100	2,361,844	2,843,112	—	2,843,112	—	2,843,112
ACGI	424,040	8,562,549	9,044,779	7	9,044,786	—	9,044,786

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments, at	Accounts		Accounts	Contract Owners’
Subaccount*,**	Shares***	Cost	fair value	Receivable	Total Assets	Payable	Equity

AVHY1	24,594	117,898	116,574	1	116,575	—	116,575
AVIE	714,124	23,029,859	25,787,018	16	25,787,034	—	25,787,034
AVMCCI	12,147	116,791	133,743	—	133,743	4	133,739
AVSCE	794	14,894	15,924	1	15,925	—	15,925
MSVMV	33,353	642,202	605,357	2	605,359	—	605,359
OVAG	639,459	47,625,860	48,093,735	5	48,093,740	—	48,093,740
OVGI	476,956	8,762,118	10,564,575	8	10,564,583	—	10,564,583
OVGR	295,419	15,294,577	18,685,257	1,977	18,687,234	—	18,687,234
OVGS	1,241,363	45,114,795	47,109,721	—	47,109,721	72	47,109,649
OVIG	11,441,786	23,023,854	22,197,066	14	22,197,080	—	22,197,080
OVSB	3,119,951	14,687,656	14,258,176	—	14,258,176	1	14,258,175
OVSC	2,489,325	72,126,953	71,045,322	—	71,045,322	4	71,045,318
JABS	513,936	25,575,507	30,568,892	8	30,568,900	—	30,568,900
JACAS	242,906	11,292,481	12,599,528	4	12,599,532	—	12,599,532
JAEI	22,402	1,849,188	1,872,379	—	1,872,379	—	1,872,379
JAFBS	645,630	7,182,347	7,192,315	2	7,192,317	—	7,192,317
JAGSEI	573	5,866	7,398	—	7,398	—	7,398
JAGTS	2,514,105	40,517,516	60,187,675	4	60,187,679	—	60,187,679
JAIGS	106,857	4,595,609	5,665,551	—	5,665,551	3	5,665,548
JAMGS	389,611	26,606,703	28,577,979	5	28,577,984	—	28,577,984
JAMVS	150,068	2,362,569	2,518,148	1	2,518,149	—	2,518,149
JAWGS	2,837	202,809	216,782	—	216,782	—	216,782
LZREMS	412,446	8,582,294	12,323,877	8	12,323,885	—	12,323,885
LPVCII	8,179	183,188	165,635	—	165,635	1	165,634
LVCLGI	2,690	134,843	129,375	—	129,375	—	129,375
SBVSG	545,695	14,812,932	15,388,596	7	15,388,603	—	15,388,603
BNCAI	15,975	1,079,916	951,429	—	951,429	—	951,429
LACCA2	117,539	2,089,640	1,781,896	3	1,781,899	—	1,781,899
LACDV2	365,128	3,139,037	3,534,443	—	3,534,443	70	3,534,373
LACI2	392,949	4,344,180	4,811,660	2	4,811,662	—	4,811,662
LACIP2	2,883,761	27,144,590	26,031,711	—	26,031,711	2	26,031,709
LACIPS	—	3	2	133	135	—	135
LACMV2	681,014	13,240,079	13,176,939	—	13,176,939	1	13,176,938

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments, at	Accounts		Accounts	Contract Owners’
Subaccount*,**	Shares***	Cost	fair value	Receivable	Total Assets	Payable	Equity

LACU2	538,350	14,089,438	16,955,867	8	16,955,875	—	16,955,875
LACV2	979,858	12,030,777	12,658,779	6	12,658,785	—	12,658,785
LJPMVS	5,738,788	54,722,660	51,717,955	9	51,717,964	—	51,717,964
LJPSCS	61,516	1,201,424	1,350,034	1	1,350,035	—	1,350,035
LOVBD	496,872	5,363,198	5,271,817	2	5,271,819	—	5,271,819
LOVSDC	569,314	7,613,086	7,549,100	4	7,549,104	—	7,549,104
LOVTRC	1,101,024	15,772,318	15,634,543	2	15,634,545	—	15,634,545
M3GREI	7,820	99,293	99,231	—	99,231	1	99,230
M3GRES	64,635	1,011,369	1,005,716	1	1,005,717	—	1,005,717
MEGSS	53,504	3,320,098	3,246,606	2	3,246,608	—	3,246,608
MMCGSC	620,761	4,526,783	4,078,398	—	4,078,398	—	4,078,398
MNDIC	66,142	866,715	1,031,813	—	1,031,813	—	1,031,813
MNDSC	429,110	4,262,269	5,192,228	—	5,192,228	1	5,192,227
MV2EEI	6,663	116,200	117,597	—	117,597	1	117,596
MV2EES	48,289	728,535	836,366	2	836,368	—	836,368
MV2RIS	951,382	17,405,848	19,284,513	7	19,284,520	—	19,284,520
MV3LMI	233,031	2,405,829	2,381,579	—	2,381,579	2	2,381,577
MV3LMS	1,253,096	12,924,042	12,806,637	—	12,806,637	—	12,806,637
MV3MVI	66,711	691,613	674,449	—	674,449	—	674,449
MV3MVS	323,016	3,236,275	3,207,547	—	3,207,547	—	3,207,547
MVBRES	63,634	3,581,272	3,798,958	1	3,798,959	—	3,798,959
MVFSC	3,803,120	79,743,072	82,033,300	14	82,033,314	—	82,033,314
MVIGIC	42,823	680,620	768,252	1	768,253	—	768,253
MVIVSC	2,537,940	77,728,184	91,746,541	—	91,746,541	116	91,746,425
MVRBSS	674,177	7,685,437	7,780,008	3	7,780,011	—	7,780,011
MSEM	873,075	5,028,318	4,723,338	1	4,723,339	—	4,723,339
MSVEG	392,317	8,221,954	10,419,927	1	10,419,928	—	10,419,928
MSVMG	255,596	1,822,086	1,865,848	—	1,865,848	1	1,865,847
DTRTFB	81,990	743,564	678,878	—	678,878	—	678,878
EIF	873,245	17,079,589	20,294,215	1	20,294,216	—	20,294,216
GBF	9,098,917	86,028,133	86,621,691	—	86,621,691	5	86,621,686
GEM	1,363,212	18,003,737	20,270,966	—	20,270,966	—	20,270,966
GIG	4,017,518	54,349,942	62,110,832	—	62,110,832	1,813	62,109,019

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments, at	Accounts		Accounts	Contract Owners’
Subaccount*,**	Shares***	Cost	fair value	Receivable	Total Assets	Payable	Equity

GVAAA2	541,097	14,462,952	16,763,171	—	16,763,171	4	16,763,167
GVABD2	155,196	1,831,857	1,822,006	—	1,822,006	2	1,822,004
GVAGG2	257,982	8,948,698	11,392,479	—	11,392,479	—	11,392,479
GVAGI2	95,723	5,828,410	7,712,434	1	7,712,435	—	7,712,435
GVAGR2	174,729	18,654,676	28,143,539	—	28,143,539	1	28,143,538
GVDMA	11,197,412	109,078,676	131,793,535	16	131,793,551	—	131,793,551
GVDMC	2,418,286	22,047,758	26,359,316	3	26,359,319	—	26,359,319
GVEX1	22,429,748	282,335,790	296,072,669	14	296,072,683	—	296,072,683
GVIDA	5,116,481	54,118,092	69,072,493	1,619	69,074,112	—	69,074,112
GVIDC	1,538,942	14,609,731	16,389,731	—	16,389,731	1	16,389,730
GVIDM	7,425,943	66,852,929	80,125,925	5	80,125,930	—	80,125,930
GVIX2	547,991	5,604,858	7,233,482	—	7,233,482	3	7,233,479
HIBF	1,910,074	11,065,371	11,078,429	—	11,078,429	11	11,078,418
IDPG	39,193	449,366	489,523	—	489,523	—	489,523
IDPGI	10,977	126,239	134,473	—	134,473	—	134,473
MCIF	7,365,986	143,793,874	146,656,782	25	146,656,807	—	146,656,807
MSBF	1,482,101	13,181,973	13,338,910	—	13,338,910	—	13,338,910
NCPG	16,368	204,230	242,244	—	242,244	—	242,244
NCPGI	93,359	1,289,410	1,310,758	—	1,310,758	—	1,310,758
NDES2	240	4,438	5,177	—	5,177	—	5,177
NFDIW1	3,016,991	38,067,806	38,738,166	—	38,738,166	—	38,738,166
NJMDEY	892	19,408	21,156	—	21,156	—	21,156
NJMIM2	689,777	7,114,010	7,070,210	—	7,070,210	—	7,070,210
NJNDE2	4,234	92,227	100,553	—	100,553	2	100,551
NLCG2	3,084,540	57,450,833	57,557,524	—	57,557,524	10	57,557,514
NNASD1	103,274	1,289,827	1,322,934	—	1,322,934	—	1,322,934
NNASD2	90,555	1,150,611	1,159,103	—	1,159,103	—	1,159,103
NVAMV1	2,364,692	37,510,449	43,841,386	—	43,841,386	—	43,841,386
NVAMVX	3,777,590	65,486,660	69,923,199	3	69,923,202	—	69,923,202
NVBX	17,625,221	163,674,645	159,331,996	29	159,332,025	—	159,332,025
NVCBD1	722,280	6,668,380	6,702,759	935	6,703,694	—	6,703,694
NVCCA1	460,091	5,165,259	6,188,223	3	6,188,226	—	6,188,226
NVCCN1	417,370	4,511,354	4,975,050	4	4,975,054	—	4,975,054

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments, at	Accounts		Accounts	Contract Owners’
Subaccount*,**	Shares***	Cost	fair value	Receivable	Total Assets	Payable	Equity

NVCMA1	898,635	8,772,295	11,915,895	1	11,915,896	—	11,915,896
NVCMC1	190,301	2,196,488	2,441,562	—	2,441,562	—	2,441,562
NVCMD1	581,613	6,483,649	7,834,325	1	7,834,326	—	7,834,326
NVCRA1	456,255	6,035,527	7,614,889	—	7,614,889	1	7,614,888
NVCRB1	679,038	7,811,878	9,133,063	—	9,133,063	1	9,133,062
NVDBL2	95,525	1,344,730	1,522,670	1	1,522,671	—	1,522,671
NVDCA2	36,406	507,062	573,759	—	573,759	1	573,758
NVDCAP	24,631	325,449	387,938	—	387,938	—	387,938
NVFIII	13,485	143,758	129,727	—	129,727	—	129,727
NVGEII	14,059	223,508	297,774	—	297,774	—	297,774
NVIDMP	758,757	7,285,275	8,179,406	4	8,179,410	—	8,179,410
NVIE6	21,469	203,933	326,976	—	326,976	—	326,976
NVIX	6,182,783	71,847,589	81,736,386	38	81,736,424	—	81,736,424
NVMIVX	521,896	5,620,909	7,979,787	—	7,979,787	1	7,979,786
NVMLG1	5,229,801	46,806,059	49,264,721	7	49,264,728	—	49,264,728
NVMMG1	5,579,340	49,300,815	43,463,057	1	43,463,058	—	43,463,058
NVMMV1	1,029,842	8,039,734	7,765,008	—	7,765,008	1	7,765,007
NVMMV2	1,605,008	13,452,838	12,230,158	3	12,230,161	—	12,230,161
NVNMO1	2,267,678	23,049,044	22,313,948	2	22,313,950	—	22,313,950
NVNSR1	15,708	199,447	173,576	—	173,576	—	173,576
NVOLG1	11,674,228	230,386,554	347,425,015	8	347,425,023	—	347,425,023
NVRE1	4,247,342	33,103,137	33,129,265	—	33,129,265	—	33,129,265
NVSIX2	556,215	4,750,857	5,144,985	1	5,144,986	—	5,144,986
NVSIXD	79,990	675,109	756,705	1	756,706	—	756,706
NVSTB1	26,188,543	261,719,361	257,957,148	—	257,957,148	52	257,957,096
NVSTB2	154,995	1,510,597	1,520,503	3	1,520,506	—	1,520,506
NVTIV3	106,339	1,296,208	1,637,622	2	1,637,624	—	1,637,624
SAM	36,345,306	36,345,306	36,345,306	—	36,345,306	3	36,345,303
SAM5	519,400,121	519,400,121	519,400,121	—	519,400,121	78	519,400,043
SCF	2,786,540	50,102,499	56,483,163	6	56,483,169	—	56,483,169
SCGF	2,303,141	35,127,420	41,755,946	11	41,755,957	—	41,755,957
SCVF	4,472,968	39,183,233	41,509,144	2	41,509,146	—	41,509,146
TRF	2,198,456	47,636,275	53,928,126	—	53,928,126	2	53,928,124

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments, at	Accounts		Accounts	Contract Owners’
Subaccount*,**	Shares***	Cost	fair value	Receivable	Total Assets	Payable	Equity

AMCG	43,553	1,395,018	1,262,601	1	1,262,602	—	1,262,602
AMMCGS	66,180	1,709,175	1,589,636	—	1,589,636	1	1,589,635
AMRI	3,624	55,258	59,474	—	59,474	—	59,474
AMSRS	67,836	1,917,349	2,900,684	3	2,900,687	—	2,900,687
AMTB	401,656	3,900,010	3,884,018	213	3,884,231	—	3,884,231
DWVEMS	209,402	4,862,093	8,378,189	34	8,378,223	—	8,378,223
DWVSVS	298,493	10,742,564	11,900,922	2	11,900,924	—	11,900,924
WRASP	674,888	6,250,438	6,748,881	2	6,748,883	—	6,748,883
WRGP	669,058	6,318,172	6,382,817	1	6,382,818	—	6,382,818
WRHIP	3,735,300	10,644,594	10,944,428	1	10,944,429	—	10,944,429
WRMCG	256,379	2,235,019	1,979,248	1	1,979,249	—	1,979,249
WRSTP	535,568	13,354,410	17,491,648	1	17,491,649	—	17,491,649
NOTB3	3,800	53,335	57,119	—	57,119	1	57,118
NOTMG3	7,171	80,084	95,947	—	95,947	—	95,947
MNVFRI	485,312	4,154,876	4,070,508	67	4,070,575	—	4,070,575
MNVFRS	156,476	1,332,903	1,313,448	30	1,313,478	—	1,313,478
PMVAAA	360,193	3,227,967	3,450,652	1	3,450,653	—	3,450,653
PMVFBA	177,148	1,330,198	1,332,153	—	1,332,153	2	1,332,151
PMVFHA	686,172	6,845,640	6,889,163	—	6,889,163	—	6,889,163
PMVGBA	120,482	1,157,152	1,199,997	—	1,199,997	1	1,199,996
PMVHYA	47,223	345,889	349,924	1	349,925	—	349,925
PMVID	1,892,313	18,719,603	19,585,440	—	19,585,440	4	19,585,436
PMVII	38,459	387,485	398,052	—	398,052	2	398,050
PMVLDA	2,014,032	19,338,009	19,697,229	5	19,697,234	—	19,697,234
PMVLGA	1,229,840	14,276,869	9,199,200	3	9,199,203	—	9,199,203
PMVRRA	2,699,202	32,040,124	32,417,415	—	32,417,415	15	32,417,400
PMVRSA	65,411	381,270	411,434	—	411,434	1	411,433
PMVTRA	4,641,198	43,643,044	43,859,318	—	43,859,318	73	43,859,245
PVSTA	240,575	2,479,994	2,485,143	—	2,485,143	1	2,485,142
PVEIB	140,325	4,185,901	5,008,216	—	5,008,216	—	5,008,216
PVGOB	241,166	3,454,340	4,239,693	—	4,239,693	1	4,239,692
PVNOB	4,445	191,462	205,782	—	205,782	—	205,782
PVTIGB	75,895	1,268,967	1,503,488	—	1,503,488	—	1,503,488

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments, at	Accounts		Accounts	Contract Owners’
Subaccount*,**	Shares***	Cost	fair value	Receivable	Total Assets	Payable	Equity

PVTSCB	163,489	1,751,003	1,767,319	—	1,767,319	—	1,767,319
ROCMC	152,439	1,286,766	1,449,695	1	1,449,696	—	1,449,696
TRBCGP	1,926,965	95,157,632	125,888,642	183	125,888,825	—	125,888,825
TREI2	540,402	15,282,594	15,487,927	13	15,487,940	—	15,487,940
TRHS2	210,595	11,578,323	11,378,468	1	11,378,469	—	11,378,469
TRLT1	7,256,038	34,532,669	34,466,182	1	34,466,183	—	34,466,183
TRMCG2	514,439	13,459,610	12,187,052	—	12,187,052	119	12,186,933
TRMCGP	2,399	69,278	62,856	—	62,856	—	62,856
TRNAG1	1,534,946	54,832,654	60,875,959	65	60,876,024	—	60,876,024
TRPSB1	309,585	6,355,896	6,943,995	3	6,943,998	—	6,943,998
VWEM	81,014	765,519	958,399	—	958,399	25	958,374
VWHA	539,567	15,498,822	18,080,886	8	18,080,894	—	18,080,894
VVB	1,139,710	27,296,175	28,960,028	—	28,960,028	138	28,959,890
VVCG	15,902	750,852	983,051	—	983,051	253	982,798
VVDV	1,009,726	15,834,995	17,639,913	4	17,639,917	—	17,639,917
VVEI	97,921	2,334,533	2,567,492	2	2,567,494	—	2,567,494
VVEIX	9,057	620,036	742,289	—	742,289	1	742,288
VVG	958,897	23,717,047	35,172,326	17	35,172,343	—	35,172,343
VVGBI	14,796	281,997	278,614	—	278,614	—	278,614
VVHGB	1,571,888	16,564,436	16,976,390	—	16,976,390	410	16,975,980
VVHYB	654	4,815	4,934	1	4,935	—	4,935
VVI	592,475	15,199,249	16,938,868	—	16,938,868	121	16,938,747
VVMCI	1,184,669	28,227,877	33,123,339	—	33,123,339	294	33,123,045
VVREI	238,622	2,643,807	2,760,852	—	2,760,852	28	2,760,824
VVSCG	591,450	10,258,941	11,278,957	—	11,278,957	67	11,278,890
VVSTC	436,003	4,468,157	4,652,157	3	4,652,160	—	4,652,160
VVTISI	681,078	14,724,391	18,293,768	—	18,293,768	189	18,293,579
VVTSM	56,911	2,857,861	3,467,590	2	3,467,592	—	3,467,592
PIHYB1	315,584	2,725,736	2,739,268	—	2,739,268	3	2,739,265
VRVDRI	330,841	6,624,332	6,735,919	—	6,735,919	—	6,735,919

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

*** If zero shares are listed, there is ownership of the fund, however it is less than one full share.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	ABTGB	ALVDAA	ALVGIA	ALVIVA	ALVIVB	ALVSVA	SVDF	SVOF

Reinvested dividends	$—	660	530,763	152,985	32,081	151,547	—	5,385

Mortality and expense risk charges (note 3)	—	—	(35,265)	(2,814)	—	(4,491)	(4,489)	(10,065)

Net investment income (loss)	—	660	495,498	150,171	32,081	147,056	(4,489)	(4,680)

Realized gain (loss) on investments	3	2,669	(736,509)	380,616	63,014	454,193	(1,434,409)	23,408

Change in unrealized gain (loss) on investments	(141)	1,196	840,174	1,483,516	305,087	(2,067,149)	2,232,513	(453,056)

Net gain (loss) on investments	(138)	3,865	103,665	1,864,132	368,101	(1,612,956)	798,104	(429,648)

Reinvested capital gains	249	—	3,867,278	—	—	1,960,777	132,372	1,084,830

Net increase (decrease) in contract owners’ equity resulting from operations	$111	4,525	4,466,441	2,014,303	400,182	494,877	925,987	650,502

Investment Activity*:	WFVSCG	AMVAA2	AMVBC2	AMVBC4	AMVBD2	AMVGB2	AMVGI2	AMVGR2

Reinvested dividends	$—	343,893	80,474	12,678	1,611,576	82,689	39,878	91,249

Mortality and expense risk charges (note 3)	(1,501)	(11,758)	(2,699)	—	(37,943)	(2,918)	9,074	(56,597)

Net investment income (loss)	(1,501)	332,135	77,775	12,678	1,573,633	79,771	48,952	34,652

Realized gain (loss) on investments	1,129,123	243,216	95,430	32,795	(1,042,361)	(3,276)	10,162	1,548,724

Change in unrealized gain (loss) on investments	(992,357)	703,796	161,862	31,009	2,103,492	140,820	(20,744)	5,038,810

Net gain (loss) on investments	136,766	947,012	257,292	63,804	1,061,131	137,544	(10,582)	6,587,534

Reinvested capital gains	373,424	1,095,616	101,724	61,959	—	—	683,257	4,663,156

Net increase (decrease) in contract owners’ equity resulting from operations	$508,689	2,374,763	436,791	138,441	2,634,764	217,315	721,627	11,285,342

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	AMVGS2	AMVGS4	AMVGV2	AMVI2	AMVNW2	BRVHYI	MLVGA2	MLVLC2

Reinvested dividends	$11,351	100	38,280	304,755	207,080	1,793,587	331,537	5,392

Mortality and expense risk charges (note 3)	(4,778)	—	(484)	(18,792)	(18,493)	(27,957)	(1,688)	(2,810)

Net investment income (loss)	6,573	100	37,796	285,963	188,587	1,765,630	329,849	2,582

Realized gain (loss) on investments	(262,054)	135	19,802	(846,852)	570,638	39,339	(327,481)	6,425

Change in unrealized gain (loss) on investments	637,495	5,140	(19,572)	5,987,963	3,080,884	466,636	944,313	74,777

Net gain (loss) on investments	375,441	5,275	230	5,141,111	3,651,522	505,975	616,832	81,202

Reinvested capital gains	78,164	1,034	—	—	664,172	67,622	793,542	190,577

Net increase (decrease) in contract owners’ equity resulting from operations	$460,178	6,409	38,026	5,427,074	4,504,281	2,339,227	1,740,223	274,361

Investment Activity*:	BYVGMM	DCAP	DSC	DSIF	DSRG	DVMCS	DVSCS	CVSPIP

Reinvested dividends	$216,239	9,976	6,715	10,798,320	43,743	8,768	1,162,215	3,630

Mortality and expense risk charges (note 3)	(5,914)	(1,640)	—	(926,272)	(432)	(2,266)	(75,931)	(285)

Net investment income (loss)	210,325	8,336	6,715	9,872,048	43,311	6,502	1,086,284	3,345

Realized gain (loss) on investments	—	(274,505)	5,767	156,067,851	280,689	118,577	(1,415,898)	25,769

Change in unrealized gain (loss) on investments	—	104,514	97,350	(46,529,078)	872,329	(109,186)	(3,644,916)	(8,160)

Net gain (loss) on investments	—	(169,991)	103,117	109,538,773	1,153,018	9,391	(5,060,814)	17,609

Reinvested capital gains	—	428,406	—	62,488,083	1,397,721	113,973	8,847,195	30,422

Net increase (decrease) in contract owners’ equity resulting from operations	$210,325	266,751	109,832	181,898,904	2,594,050	129,866	4,872,665	51,376

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	CVSRMC	SASP5I	DAVVL	DFVGMI	DFVIPS	DFVIS	DFVIV	DFVULV

Reinvested dividends	$450	1,198,327	71,827	33,608	250,109	3,406	90,571	62,690

Mortality and expense risk charges (note 3)	381	(63,627)	(4,023)	418	(3,562)	43	(693)	6,878

Net investment income (loss)	831	1,134,700	67,804	34,026	246,547	3,449	89,878	69,568

Realized gain (loss) on investments	78	4,458,452	(361,014)	59,180	(194,609)	614	174,964	(14,961)

Change in unrealized gain (loss) on investments	(5,942)	12,130,074	826,953	79,938	244,101	15,954	171,994	225,535

Net gain (loss) on investments	(5,864)	16,588,526	465,939	139,118	49,492	16,568	346,958	210,574

Reinvested capital gains	7,197	—	1,087,659	12,547	—	4,120	65,929	195,810

Net increase (decrease) in contract owners’ equity resulting from operations	$2,164	17,723,226	1,621,402	185,691	296,039	24,137	502,765	475,952

Investment Activity*:	DFVUTV	DSGIBA	SVSSVB	ETVFR	FQB	FVU2	FVUS2	FCS

Reinvested dividends	$157,221	33,533	655	1,079,379	638,895	26,276	155	52,102

Mortality and expense risk charges (note 3)	(6,164)	—	(116)	(18,457)	(8,821)	—	(49)	(91,168)

Net investment income (loss)	151,057	33,533	539	1,060,922	630,074	26,276	106	(39,066)

Realized gain (loss) on investments	59,736	(6,499)	177	(219,515)	(168,718)	(1,870)	(2,520)	3,295,353

Change in unrealized gain (loss) on investments	(170,561)	(6,992)	5,665	(233,146)	859,176	22,653	478	(2,292,439)

Net gain (loss) on investments	(110,825)	(13,491)	5,842	(452,661)	690,458	20,783	(2,042)	1,002,914

Reinvested capital gains	711,292	96,005	12,899	—	—	16,030	—	15,547,989

Net increase (decrease) in contract owners’ equity resulting from operations	$751,524	116,047	19,280	608,261	1,320,532	63,089	(1,936)	16,511,837

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	FEIS	FEMS	FF10S	FF15S	FF20S	FF25S	FF30S	FF35S

Reinvested dividends	$1,369,118	251,324	70,240	122,025	483,955	350,479	1,229,243	353,958

Mortality and expense risk charges (note 3)	(21,313)	(14,128)	(356)	(2,480)	(13,580)	(19,556)	(48,829)	(17,170)

Net investment income (loss)	1,347,805	237,196	69,884	119,545	470,375	330,923	1,180,414	336,788

Realized gain (loss) on investments	2,409,342	472,976	(91,967)	223,472	(1,094,846)	2,145,387	831,337	2,183,344

Change in unrealized gain (loss) on investments	5,425,303	3,590,550	250,003	63,823	2,167,475	(384,236)	4,237,417	(513,190)

Net gain (loss) on investments	7,834,645	4,063,526	158,036	287,295	1,072,629	1,761,151	5,068,754	1,670,154

Reinvested capital gains	4,475,673	99,007	32,543	211,281	1,185,696	751,613	2,731,313	1,263,729

Net increase (decrease) in contract owners’ equity resulting from operations	$13,658,123	4,399,729	260,463	618,121	2,728,700	2,843,687	8,980,481	3,270,671

Investment Activity*:	FF40S	FF45S	FF50S	FF55S	FF60S	FF65S	FF70S	FFINS

Reinvested dividends	$697,824	141,680	74,258	10,862	22,338	35,665	68	34,605

Mortality and expense risk charges (note 3)	(51,817)	(10,790)	(6,316)	558	1,146	(4,793)	(1)	(1,628)

Net investment income (loss)	646,007	130,890	67,942	11,420	23,484	30,872	67	32,977

Realized gain (loss) on investments	1,650,172	733,855	1,442,093	80,725	186,329	55,072	1	127,720

Change in unrealized gain (loss) on investments	2,869,108	731,290	(583,669)	(13,585)	1,894	256,495	(86)	22,340

Net gain (loss) on investments	4,519,280	1,465,145	858,424	67,140	188,223	311,567	(85)	150,060

Reinvested capital gains	3,155,572	374,351	499,419	50,971	140,562	172,114	48	409

Net increase (decrease) in contract owners’ equity resulting from operations	$8,320,859	1,970,386	1,425,785	129,531	352,269	514,553	30	183,446

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	FGOS	FGS	FHIS	FIGBS	FIP	FMCS	FMMP	FNRS2

Reinvested dividends	$—	522,011	656,844	5,936,716	194,336	137,424	196,710	138,680

Mortality and expense risk charges (note 3)	(814)	(115,067)	(5,003)	(165,025)	28,094	(7,613)	(4,946)	—

Net investment income (loss)	(814)	406,944	651,841	5,771,691	222,430	129,811	191,764	138,680

Realized gain (loss) on investments	9,883	7,407,729	(244,502)	(7,887,913)	415,302	551,835	—	247,680

Change in unrealized gain (loss) on investments	141,927	(5,550,517)	640,451	13,369,478	2,082,378	(900,845)	—	256,695

Net gain (loss) on investments	151,810	1,857,212	395,949	5,481,565	2,497,680	(349,010)	—	504,375

Reinvested capital gains	11,895	33,269,056	—	—	72,720	4,335,214	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$162,891	35,533,212	1,047,790	11,253,256	2,792,830	4,116,015	191,764	643,055

Investment Activity*:	FOS	FRESS	FVBIS	FVEMIS	FVFRHI	FVIIS	FVMIS	FVSS

Reinvested dividends	$326,103	72,704	12,981	4,384	4,880	9,101	7,166	91,970

Mortality and expense risk charges (note 3)	(1,402)	(4,205)	698	741	85	364	1,236	(4,415)

Net investment income (loss)	324,701	68,499	13,679	5,125	4,965	9,465	8,402	87,555

Realized gain (loss) on investments	595,930	238,414	4,650	6,616	104	3,722	5,046	(47,372)

Change in unrealized gain (loss) on investments	1,017,084	(190,932)	7,500	28,759	(968)	24,715	93,242	330,775

Net gain (loss) on investments	1,613,014	47,482	12,150	35,375	(864)	28,437	98,288	283,403

Reinvested capital gains	1,900,168	1,594	—	—	—	—	—	389,763

Net increase (decrease) in contract owners’ equity resulting from operations	$3,837,883	117,575	25,829	40,500	4,101	37,902	106,690	760,721

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	FVSS2	FTVDM2	FTVFA2	FTVGB1	FTVGI2	FTVIS2	FTVMD1	FTVMD2

Reinvested dividends	$1,748	16,830	10,622	—	—	268,779	5,242	3,990

Mortality and expense risk charges (note 3)	—	—	—	(9,551)	(54)	—	—	(418)

Net investment income (loss)	1,748	16,830	10,622	(9,551)	(54)	268,779	5,242	3,572

Realized gain (loss) on investments	(4,133)	931,580	(6,035)	(73,421)	(92,125)	(36,582)	(10,487)	42,804

Change in unrealized gain (loss) on investments	7,249	96,157	38,428	1,086,827	617,350	341,849	3,151	3,270

Net gain (loss) on investments	3,116	1,027,737	32,393	1,013,406	525,225	305,267	(7,336)	46,074

Reinvested capital gains	9,359	52,523	22,423	—	—	56,496	25,611	22,117

Net increase (decrease) in contract owners’ equity resulting from operations	$14,223	1,097,090	65,438	1,003,855	525,171	630,542	23,517	71,763

Investment Activity*:	FTVSC1	FTVSV2	FTVSVI	FTVUG1	TIF	TIF2	GVCSE	GVGMNS

Reinvested dividends	$—	75,241	136,005	—	20,569	204,656	13,871	1,212

Mortality and expense risk charges (note 3)	—	(4,328)	—	—	—	(5,435)	(103)	—

Net investment income (loss)	—	70,913	136,005	—	20,569	199,221	13,768	1,212

Realized gain (loss) on investments	3,425	104,831	35,317	(3)	(1,837)	294,876	161,695	144

Change in unrealized gain (loss) on investments	5,486	(270,764)	(262,606)	28	137,750	1,168,913	(71,266)	(2,134)

Net gain (loss) on investments	8,911	(165,933)	(227,289)	25	135,913	1,463,789	90,429	(1,990)

Reinvested capital gains	5,021	586,814	855,650	—	51,743	571,445	157,867	3,721

Net increase (decrease) in contract owners’ equity resulting from operations	$13,932	491,794	764,366	25	208,225	2,234,455	262,064	2,943

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	GVGOPS	GVMCE	RVARS	ACEG	ACGI	AVHY1	AVIE	AVMCCI

Reinvested dividends	$—	74,972	4,090	—	130,289	7,975	346,694	446

Mortality and expense risk charges (note 3)	(1,146)	(8,672)	—	—	(11,276)	(211)	(26,940)	(41)

Net investment income (loss)	(1,146)	66,300	4,090	—	119,013	7,764	319,754	405

Realized gain (loss) on investments	143,669	577,908	(5,235)	349,646	299,530	7,453	(2,095,571)	5,905

Change in unrealized gain (loss) on investments	(155,342)	(632,644)	3,086	(304,506)	162,658	(6,940)	4,147,060	(7,520)

Net gain (loss) on investments	(11,673)	(54,736)	(2,149)	45,140	462,188	513	2,051,489	(1,615)

Reinvested capital gains	93,680	679,722	—	290,824	688,341	—	1,538,774	13,148

Net increase (decrease) in contract owners’ equity resulting from operations	$80,861	691,286	1,941	335,964	1,269,542	8,277	3,910,017	11,938

Investment Activity*:	AVSCE	IVBRA1	MSVMV	OVAG	OVGI	OVGR	OVGS	OVIG

Reinvested dividends	$—	84,185	2,519	—	53,977	—	—	75,726

Mortality and expense risk charges (note 3)	(30)	—	(176)	(9,148)	(10,159)	(18,506)	(37,652)	(23,953)

Net investment income (loss)	(30)	84,185	2,343	(9,148)	43,818	(18,506)	(37,652)	51,773

Realized gain (loss) on investments	(1,003)	(150,391)	(348)	(258,923)	(1,077,552)	438,961	(3,012,591)	(475,801)

Change in unrealized gain (loss) on investments	(313)	175,053	(36,845)	(1,578,790)	1,866,281	(264,745)	(1,066,175)	1,599,455

Net gain (loss) on investments	(1,316)	24,662	(37,193)	(1,837,713)	788,729	174,216	(4,078,766)	1,123,654

Reinvested capital gains	666	—	84,042	3,927,531	617,355	2,155,684	15,067,533	2,030,925

Net increase (decrease) in contract owners’ equity resulting from operations	$(680)	108,847	49,192	2,080,670	1,449,902	2,311,394	10,951,115	3,206,352

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	OVSB	OVSC	JABS	JACAS	JAEI	JAFBS	JAGSEI	JAGTS

Reinvested dividends	$795,291	93,497	526,132	172,348	5,518	318,954	26	—

Mortality and expense risk charges (note 3)	—	(14,689)	(23,603)	(11,635)	—	(6,346)	—	(4,558)

Net investment income (loss)	795,291	78,808	502,529	160,713	5,518	312,608	26	(4,558)

Realized gain (loss) on investments	(223,989)	531,757	2,352,103	14,877,662	142,149	(140,441)	146	1,228,361

Change in unrealized gain (loss) on investments	978,959	(2,935,912)	367,408	(13,266,043)	(123,364)	324,288	664	5,817,603

Net gain (loss) on investments	754,970	(2,404,155)	2,719,511	1,611,619	18,785	183,847	810	7,045,964

Reinvested capital gains	—	2,098,502	997,563	8,838,802	128,337	—	305	4,926,378

Net increase (decrease) in contract owners’ equity resulting from operations	$1,550,261	(226,845)	4,219,603	10,611,134	152,640	496,455	1,141	11,967,784

Investment Activity*:	JAIGS	JAMGS	JAMVS	JAWGS	LZREMS	LPVCII	LVCLGI	SBVSG

Reinvested dividends	$236,881	50,967	34,708	1,082	291,981	3,473	—	—

Mortality and expense risk charges (note 3)	(6,206)	(31,990)	(3,097)	—	(12,332)	—	—	(24,867)

Net investment income (loss)	230,675	18,977	31,611	1,082	279,649	3,473	—	(24,867)

Realized gain (loss) on investments	10,817,064	749,501	2,233	2,210	213,192	(2,376)	6,248	611,286

Change in unrealized gain (loss) on investments	(5,222,007)	(1,034,703)	(109,177)	14,633	3,269,679	(6,393)	(5,539)	(110,718)

Net gain (loss) on investments	5,595,057	(285,202)	(106,944)	16,843	3,482,871	(8,769)	709	500,568

Reinvested capital gains	—	2,427,281	222,099	15,321	—	22,007	7,982	1,183,746

Net increase (decrease) in contract owners’ equity resulting from operations	$5,825,732	2,161,056	146,766	33,246	3,762,520	16,711	8,691	1,659,447

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	BNCAI	LACCA2	LACDV2	LACI2	LACIP2	LACIPS	LACMV2	LACU2

Reinvested dividends	$—	—	58,291	50,410	2,015,541	—	242,276	—

Mortality and expense risk charges (note 3)	(2,332)	(964)	(3,863)	(6,057)	(25,960)	—	(6,870)	(16,510)

Net investment income (loss)	(2,332)	(964)	54,428	44,353	1,989,581	—	235,406	(16,510)

Realized gain (loss) on investments	(291,704)	39,061	3,110,075	10,625	386,176	416,716	166,659	578,252

Change in unrealized gain (loss) on investments	(269,121)	(355,562)	(654,369)	493,711	(796,473)	23,721	(330,296)	287,477

Net gain (loss) on investments	(560,825)	(316,501)	2,455,706	504,336	(410,297)	440,437	(163,637)	865,729

Reinvested capital gains	308,626	292,151	—	—	—	—	1,069,364	1,355,290

Net increase (decrease) in contract owners’ equity resulting from operations	$(254,531)	(25,314)	2,510,134	548,689	1,579,284	440,437	1,141,133	2,204,509

Investment Activity*:	LACV2	LJPMVS	LJPSCS	LOVBD	LOVSDC	LOVTRC	M3GREI	M3GRES

Reinvested dividends	$190,298	566,955	7,951	305,936	328,007	719,635	1,693	13,017

Mortality and expense risk charges (note 3)	(10,447)	(52,900)	(1,459)	(5,849)	(10,525)	(16,353)	224	(1,534)

Net investment income (loss)	179,851	514,055	6,492	300,087	317,482	703,282	1,917	11,483

Realized gain (loss) on investments	475,818	488,589	46,525	(112,139)	(2,022)	(247,137)	(585)	(35,818)

Change in unrealized gain (loss) on investments	315,167	(4,010,314)	(37,384)	213,786	206,289	460,523	1,384	57,463

Net gain (loss) on investments	790,985	(3,521,725)	9,141	101,647	204,267	213,386	799	21,645

Reinvested capital gains	926,356	5,425,360	111,793	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$1,897,192	2,417,690	127,426	401,734	521,749	916,668	2,716	33,128

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	MEGSS	MMCGSC	MNDIC	MNDSC	MV2EEI	MV2EES	MV2IGI	MV2RIS

Reinvested dividends	$—	—	—	—	68	9,732	15,606	225,251

Mortality and expense risk charges (note 3)	(2,199)	(5,369)	—	7,985	2	(514)	—	(14,382)

Net investment income (loss)	(2,199)	(5,369)	—	7,985	70	9,218	15,606	210,869

Realized gain (loss) on investments	151,541	222,243	(197,432)	(369,621)	448	27,567	123,898	827,790

Change in unrealized gain (loss) on investments	(362,248)	(837,838)	324,095	978,755	1,393	92,959	(433,363)	1,694,040

Net gain (loss) on investments	(210,707)	(615,595)	126,663	609,134	1,841	120,526	(309,465)	2,521,830

Reinvested capital gains	533,790	754,596	—	—	23	3,722	822,669	—

Net increase (decrease) in contract owners’ equity resulting from operations	$320,884	133,632	126,663	617,119	1,934	133,466	528,810	2,732,699

Investment Activity*:	MV3LMI	MV3LMS	MV3MVI	MV3MVS	MVBRES	MVFIC	MVFSC	MVIGIC

Reinvested dividends	$102,061	528,256	6,780	24,215	26,664	185,821	1,162,881	6,914

Mortality and expense risk charges (note 3)	2,971	(11)	—	(1,331)	(4,832)	—	(101,329)	—

Net investment income (loss)	105,032	528,245	6,780	22,884	21,832	185,821	1,061,552	6,914

Realized gain (loss) on investments	462	(3,144)	8,283	94,698	53,651	541,201	(1,371,023)	50,371

Change in unrealized gain (loss) on investments	(24,448)	(117,636)	(36,350)	(208,094)	(188,384)	(583,629)	4,088,448	40,097

Net gain (loss) on investments	(23,986)	(120,780)	(28,067)	(113,396)	(134,733)	(42,428)	2,717,425	90,468

Reinvested capital gains	—	—	59,007	263,867	631,148	864,445	6,425,082	41,129

Net increase (decrease) in contract owners’ equity resulting from operations	$81,046	407,465	37,720	173,355	518,247	1,007,838	10,204,059	138,511

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	MVIVSC	MVRBSS	MSEM	MSVEG	MSVMG	DTRTFB	EIF	GBF

Reinvested dividends	$1,133,764	246,914	654,036	—	10,985	24,824	298,086	3,288,945

Mortality and expense risk charges (note 3)	(101,826)	1,901	(1,894)	(4,013)	(2,195)	—	(4,098)	(81,361)

Net investment income (loss)	1,031,938	248,815	652,142	(4,013)	8,790	24,824	293,988	3,207,584

Realized gain (loss) on investments	3,173,155	16,006	(341,480)	4,451,616	1,054,566	(16,778)	192,746	37,938

Change in unrealized gain (loss) on investments	15,021,999	144,869	340,543	(1,444,712)	(659,953)	36,014	2,388,380	2,882,820

Net gain (loss) on investments	18,195,154	160,875	(937)	3,006,904	394,613	19,236	2,581,126	2,920,758

Reinvested capital gains	4,848,966	—	—	—	—	—	754,470	—

Net increase (decrease) in contract owners’ equity resulting from operations	$24,076,058	409,690	651,205	3,002,891	403,403	44,060	3,629,584	6,128,342

Investment Activity*:	GEM	GIG	GVAAA2	GVABD2	GVAGG2	GVAGI2	GVAGR2	GVDMA

Reinvested dividends	$65,677	285,564	—	—	—	—	—	—

Mortality and expense risk charges (note 3)	(2,382)	(12,015)	—	—	—	—	—	(59,179)

Net investment income (loss)	63,295	273,549	—	—	—	—	—	(59,179)

Realized gain (loss) on investments	(30,809)	1,025,373	249,525	(25,512)	281,953	243,039	1,082,506	(3,183,096)

Change in unrealized gain (loss) on investments	3,338,751	6,332,297	1,104,554	138,888	1,480,274	415,716	3,258,620	22,305,939

Net gain (loss) on investments	3,307,942	7,357,670	1,354,079	113,376	1,762,227	658,755	4,341,126	19,122,843

Reinvested capital gains	—	893,110	888,276	—	306,437	549,374	417,307	1,163,123

Net increase (decrease) in contract owners’ equity resulting from operations	$3,371,237	8,524,329	2,242,355	113,376	2,068,664	1,208,129	4,758,433	20,226,787

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	GVDMC	GVEX1	GVIDA	GVIDC	GVIDM	GVIX2	HIBF	IDPG

Reinvested dividends	$—	2,181,825	—	—	—	251,704	639,234	—

Mortality and expense risk charges (note 3)	(15,385)	(2,775)	(43,430)	(9,938)	(37,772)	—	(3,537)	—

Net investment income (loss)	(15,385)	2,179,050	(43,430)	(9,938)	(37,772)	251,704	635,697	—

Realized gain (loss) on investments	(78,740)	2,007,772	161,804	56,287	(1,120,597)	212,193	(956,068)	(563)

Change in unrealized gain (loss) on investments	2,914,762	5,932,966	10,615,618	1,160,461	11,725,479	1,314,539	1,055,047	48,928

Net gain (loss) on investments	2,836,022	7,940,738	10,777,422	1,216,748	10,604,882	1,526,732	98,979	48,365

Reinvested capital gains	—	57,844	1,073,053	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$2,820,637	10,177,632	11,807,045	1,206,810	10,567,110	1,778,436	734,676	48,365

Investment Activity*:	IDPGI	MCIF	MSBF	NCPG	NCPGI	NDES2	NFDIW1	NJMDEY

Reinvested dividends	$—	1,790,366	435,628	—	—	—	18,780	75

Mortality and expense risk charges (note 3)	—	(108,993)	(2,508)	—	—	—	—	27

Net investment income (loss)	—	1,681,373	433,120	—	—	—	18,780	102

Realized gain (loss) on investments	137	2,268,759	(10,912)	1,997	2,604	98	4,794	692

Change in unrealized gain (loss) on investments	11,942	(3,475,823)	475,327	16,509	16,458	739	670,361	1,269

Net gain (loss) on investments	12,079	(1,207,064)	464,415	18,506	19,062	837	675,155	1,961

Reinvested capital gains	—	9,649,658	—	4,282	54	268	58,966	128

Net increase (decrease) in contract owners’ equity resulting from operations	$12,079	10,123,967	897,535	22,788	19,116	1,105	752,901	2,191

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	NJMIM2	NJNDE2	NLCG2	NNASD1	NNASD2	NVAMV1	NVAMVX	NVBX

Reinvested dividends	$39,305	90	—	1,281	774	389,874	645,575	9,874,994

Mortality and expense risk charges (note 3)	—	(103)	—	342	—	—	(16,840)	(156,927)

Net investment income (loss)	39,305	(13)	—	1,623	774	389,874	628,735	9,718,067

Realized gain (loss) on investments	(149)	371	25,075	4,489	1,349	599,893	1,557,731	(2,656,948)

Change in unrealized gain (loss) on investments	(43,800)	8,351	106,692	33,108	8,492	1,472,071	1,268,109	2,850,962

Net gain (loss) on investments	(43,949)	8,722	131,767	37,597	9,841	2,071,964	2,825,840	194,014

Reinvested capital gains	5,019	833	55,231	973	865	4,628,802	4,004,342	—

Net increase (decrease) in contract owners’ equity resulting from operations	$375	9,542	186,998	40,193	11,480	7,090,640	7,458,917	9,912,081

Investment Activity*:	NVCBD1	NVCCA1	NVCCN1	NVCMA1	NVCMC1	NVCMD1	NVCRA1	NVCRB1

Reinvested dividends	$223,712	—	—	—	—	—	—	—

Mortality and expense risk charges (note 3)	—	1,946	(1,579)	(2,331)	132	(3,865)	1,105	2,220

Net investment income (loss)	223,712	1,946	(1,579)	(2,331)	132	(3,865)	1,105	2,220

Realized gain (loss) on investments	(173,061)	250,426	52,846	248,889	64,699	83,094	562,834	129,414

Change in unrealized gain (loss) on investments	266,993	398,129	319,717	1,277,781	142,244	716,748	626,141	743,220

Net gain (loss) on investments	93,932	648,555	372,563	1,526,670	206,943	799,842	1,188,975	872,634

Reinvested capital gains	—	147,145	—	199,266	29,105	159,416	42,812	165,362

Net increase (decrease) in contract owners’ equity resulting from operations	$317,644	797,646	370,984	1,723,605	236,180	955,393	1,232,892	1,040,216

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	NVDBL2	NVDCA2	NVDCAP	NVFIII	NVGEII	NVIDMP	NVIE6	NVIX

Reinvested dividends	$—	—	—	4,064	3,695	—	2,571	3,978,382

Mortality and expense risk charges (note 3)	—	—	—	—	—	—	—	(85,157)

Net investment income (loss)	—	—	—	4,064	3,695	—	2,571	3,893,225

Realized gain (loss) on investments	(4,603)	(8,297)	(7,872)	(1,089)	14,484	(70,187)	3,739	8,366,293

Change in unrealized gain (loss) on investments	181,486	82,419	53,064	4,826	28,281	1,093,527	74,830	9,647,548

Net gain (loss) on investments	176,883	74,122	45,192	3,737	42,765	1,023,340	78,569	18,013,841

Reinvested capital gains	—	8,450	5,377	—	280	—	12,256	—

Net increase (decrease) in contract owners’ equity resulting from operations	$176,883	82,572	50,569	7,801	46,740	1,023,340	93,396	21,907,066

Investment Activity*:	NVMIVX	NVMLG1	NVMMG1	NVMMV1	NVMMV2	NVNMO1	NVNSR1	NVOLG1

Reinvested dividends	$131,817	1,503,805	—	75,134	110,478	107,232	1,930	3,037,681

Mortality and expense risk charges (note 3)	3	(14,554)	(1,264)	(4,532)	—	—	(15)	(2,764)

Net investment income (loss)	131,820	1,489,251	(1,264)	70,602	110,478	107,232	1,915	3,034,917

Realized gain (loss) on investments	298,098	997,817	(1,659,553)	(327,439)	(313,578)	77,779	(17,472)	10,498,378

Change in unrealized gain (loss) on investments	1,706,856	(2,399,157)	3,720,881	(201,239)	(510,602)	(322,521)	13,409	38,754,813

Net gain (loss) on investments	2,004,954	(1,401,340)	2,061,328	(528,678)	(824,180)	(244,742)	(4,063)	49,253,191

Reinvested capital gains	—	5,195,972	451,833	632,235	983,750	2,588,814	7,339	—

Net increase (decrease) in contract owners’ equity resulting from operations	$2,136,774	5,283,883	2,511,897	174,159	270,048	2,451,304	5,191	52,288,108

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	NVRE1	NVSIX2	NVSIXD	NVSTB1	NVSTB2	NVTIV3	SAM	SAM5

Reinvested dividends	$566,923	40,638	7,960	10,875,405	61,184	25,964	1,443,166	20,757,591

Mortality and expense risk charges (note 3)	(13,427)	(2,066)	905	(253,329)	—	(699)	(4)	(543,930)

Net investment income (loss)	553,496	38,572	8,865	10,622,076	61,184	25,265	1,443,162	20,213,661

Realized gain (loss) on investments	772,039	174,834	19,720	(389,262)	(29,125)	55,969	—	—

Change in unrealized gain (loss) on investments	(1,508,606)	120,616	51,095	3,199,765	61,873	321,594	—	—

Net gain (loss) on investments	(736,567)	295,450	70,815	2,810,503	32,748	377,563	—	—

Reinvested capital gains	388,413	137,153	23,454	—	—	—	34	458

Net increase (decrease) in contract owners’ equity resulting from operations	$205,342	471,175	103,134	13,432,579	93,932	402,828	1,443,196	20,214,119

Investment Activity*:	SCF	SCGF	SCVF	TRF	AMCG	AMMCGS	AMRI	AMSRS

Reinvested dividends	$540,042	—	516,269	466,970	—	—	250	—

Mortality and expense risk charges (note 3)	(18,975)	(18,050)	(13,321)	(775)	(1,550)	—	—	(48)

Net investment income (loss)	521,067	(18,050)	502,948	466,195	(1,550)	—	250	(48)

Realized gain (loss) on investments	(440,054)	(283,192)	1,056,074	1,669,627	87,795	(43,512)	1,017	166,605

Change in unrealized gain (loss) on investments	1,131,268	3,890,561	(3,569,907)	1,757,384	(153,135)	(148,103)	(958)	39,737

Net gain (loss) on investments	691,214	3,607,369	(2,513,833)	3,427,011	(65,340)	(191,615)	59	206,342

Reinvested capital gains	3,926,802	2,289,081	2,868,926	4,085,164	157,702	248,739	5,858	164,962

Net increase (decrease) in contract owners’ equity resulting from operations	$5,139,083	5,878,400	858,041	7,978,370	90,812	57,124	6,167	371,256

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	AMTB	DWVEMS	DWVSVS	WRASP	WRGP	WRHIP	WRMCG	WRSTP

Reinvested dividends	$204,093	66,185	116,798	82,137	—	788,498	—	—

Mortality and expense risk charges (note 3)	—	(11,858)	(13,708)	(250)	(4,978)	(14,583)	(2,285)	6,023

Net investment income (loss)	204,093	54,327	103,090	81,887	(4,978)	773,915	(2,285)	6,023

Realized gain (loss) on investments	8,634	51,024	156,905	72,000	548,539	(127,826)	(226,992)	1,697,387

Change in unrealized gain (loss) on investments	954	3,655,730	(125,113)	408,394	(1,091,343)	140,894	(361,900)	586,806

Net gain (loss) on investments	9,588	3,706,754	31,792	480,394	(542,804)	13,068	(588,892)	2,284,193

Reinvested capital gains	—	11,259	771,745	433,058	1,082,530	4,453	605,974	2,153,681

Net increase (decrease) in contract owners’ equity resulting from operations	$213,681	3,772,340	906,627	995,339	534,748	791,436	14,797	4,443,897

Investment Activity*:	NOTB3	NOTG3	NOTMG3	MNVFRI	MNVFRS	PMVAAA	PMVFBA	PMVFHA

Reinvested dividends	$2,167	—	2,522	293,792	84,833	181,952	37,954	196,311

Mortality and expense risk charges (note 3)	—	—	—	(3,951)	(1,461)	(4,343)	(1,253)	(5,994)

Net investment income (loss)	2,167	—	2,522	289,841	83,372	177,609	36,701	190,317

Realized gain (loss) on investments	(1,653)	(8,886)	1,848	(13,592)	3,068	(116,929)	(92,268)	74,786

Change in unrealized gain (loss) on investments	4,990	10,026	5,732	(71,351)	(28,563)	464,399	149,846	(40,150)

Net gain (loss) on investments	3,337	1,140	7,580	(84,943)	(25,495)	347,470	57,578	34,636

Reinvested capital gains	—	—	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$5,504	1,140	10,102	204,898	57,877	525,079	94,279	224,953

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	PMVGBA	PMVHYA	PMVID	PMVII	PMVLDA	PMVLGA	PMVRRA	PMVRSA

Reinvested dividends	$49,142	20,544	978,642	15,904	1,017,271	290,653	1,134,586	8,523

Mortality and expense risk charges (note 3)	(1,574)	89	(20,752)	566	(26,025)	(1,277)	(42,188)	—

Net investment income (loss)	47,568	20,633	957,890	16,470	991,246	289,376	1,092,398	8,523

Realized gain (loss) on investments	17,733	3,005	156,705	3,786	(498,305)	(610,644)	(2,392,549)	(13,617)

Change in unrealized gain (loss) on investments	57,072	3,959	698,278	10,184	865,674	856,270	3,837,852	56,449

Net gain (loss) on investments	74,805	6,964	854,983	13,970	367,369	245,626	1,445,303	42,832

Reinvested capital gains	—	—	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$122,373	27,597	1,812,873	30,440	1,358,615	535,002	2,537,701	51,355

Investment Activity*:	PMVTRA	PVSTA	PVEIB	PVGOB	PVNOB	PVTIGB	PVTSCB	ROCMC

Reinvested dividends	$1,886,557	52,870	73,143	—	1,780	125	11,803	—

Mortality and expense risk charges (note 3)	(49,009)	(903)	—	—	—	—	(2,625)	(1,586)

Net investment income (loss)	1,837,548	51,967	73,143	—	1,780	125	9,178	(1,586)

Realized gain (loss) on investments	(2,504,872)	1,391	213,585	559,789	(3,211)	166,610	(6,778)	(109,014)

Change in unrealized gain (loss) on investments	4,612,724	915	251,755	(373,314)	(11,033)	192,954	(70,281)	81,599

Net gain (loss) on investments	2,107,852	2,306	465,340	186,475	(14,244)	359,564	(77,059)	(27,415)

Reinvested capital gains	—	—	349,881	463,885	31,320	68,772	161,517	215,816

Net increase (decrease) in contract owners’ equity resulting from operations	$3,945,400	54,273	888,364	650,360	18,856	428,461	93,636	186,815

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	TRBCGP	TREI2	TRHS2	TRLT1	TRMCG2	TRMCGP	TRNAG1	TRPSB1

Reinvested dividends	$—	231,770	—	1,341,530	—	—	—	167,632

Mortality and expense risk charges (note 3)	(147,937)	(17,579)	—	(32,963)	(14,049)	32	(44,397)	(7,238)

Net investment income (loss)	(147,937)	214,191	—	1,308,567	(14,049)	32	(44,397)	160,394

Realized gain (loss) on investments	17,390,304	(24,479)	(287,276)	(263,272)	394,989	158	845,588	91,574

Change in unrealized gain (loss) on investments	(6,368,094)	448,124	1,606,528	654,384	(1,600,637)	(5,708)	1,765,632	505,865

Net gain (loss) on investments	11,022,210	423,645	1,319,252	391,112	(1,205,648)	(5,550)	2,611,220	597,439

Reinvested capital gains	10,603,630	1,484,486	424,591	—	1,677,141	7,850	6,650,348	298,954

Net increase (decrease) in contract owners’ equity resulting from operations	$21,477,903	2,122,322	1,743,843	1,699,679	457,444	2,332	9,217,171	1,056,787

Investment Activity*:	VWEM	VWHA	VVB	VVCG	VVDV	VVEI	VVEIX	VVG

Reinvested dividends	$39,062	349,764	497,335	5,217	216,104	42,865	8,515	56,039

Mortality and expense risk charges (note 3)	(1,182)	(12,586)	(13,027)	136	(12,401)	3,664	2,171	(26,849)

Net investment income (loss)	37,880	337,178	484,308	5,353	203,703	46,529	10,686	29,190

Realized gain (loss) on investments	(59,418)	39,428	145,016	2,996	49,224	71,467	72,327	920,996

Change in unrealized gain (loss) on investments	1,389,961	4,142,689	826,342	160,752	878,076	102,545	41,012	1,701,520

Net gain (loss) on investments	1,330,543	4,182,117	971,358	163,748	927,300	174,012	113,339	2,622,516

Reinvested capital gains	—	—	2,130,232	22,418	1,130,014	130,302	16,406	1,516,636

Net increase (decrease) in contract owners’ equity resulting from operations	$1,368,423	4,519,295	3,585,898	191,519	2,261,017	350,843	140,431	4,168,342

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$		$		$		$		$		$		$		$
Investment Activity*:	VVGBI		VVHGB		VVHYB		VVI		VVMCI		VVREI		VVSCG		VVSTC

Reinvested dividends		$6,949		370,989		9,610		117,059		351,733		73,701		46,327		177,507

Mortality and expense risk charges (note 3)		16		(9,967)		76		(9,612)		(21,080)		(701)		(8,572)		4,507

Net investment income (loss)		6,965		361,022		9,686		107,447		330,653		73,000		37,755		182,014

Realized gain (loss) on investments		(640)		29,694		(10,536)		(707,419)		617,672		(95,076)		127,194		3,231

Change in unrealized gain (loss) on investments		6,048		369,297		(23)		2,219,321		710,137		68,186		(257,100)		112,449

Net gain (loss) on investments		5,408		398,991		(10,559)		1,511,902		1,327,809		(26,890)		(129,906)		115,680

Reinvested capital gains		424		—		—		788,952		1,401,262		47,191		658,589		—

Net increase (decrease) in contract owners’ equity resulting from operations		$12,797		760,013		(873)		2,408,301		3,059,724		93,301		566,438		297,694

	$		$		$		$
Investment Activity*:	VVTISI		VVTSM		PIHYB1		VRVDRI

Reinvested dividends		$462,381		27,104		131,738		203,809

Mortality and expense risk charges (note 3)		(14,039)		1,249		(2,954)		(7,152)

Net investment income (loss)		448,342		28,353		128,784		196,657

Realized gain (loss) on investments		1,018,075		279		8,820		270,709

Change in unrealized gain (loss) on investments		2,847,445		343,160		44,500		(430,792)

Net gain (loss) on investments		3,865,520		343,439		53,320		(160,083)

Reinvested capital gains		281,872		126,530		—		29,831

Net increase (decrease) in contract owners’ equity resulting from operations		$4,595,734		498,322		182,104		66,405

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	ABTGB				ALVDAA				ALVGIA				ALVIVA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$—		—		660		541		495,498		519,960		150,171		128,702

Realized gain (loss) on investments		3		3		2,669		1,878		(736,509)		1,354,798		380,616		2,443

Change in unrealized gain (loss) on investments		(141)		97		1,196		1,684		840,174		1,119,753		1,483,516		89,243

Reinvested capital gains		249		6		—		—		3,867,278		1,321,138		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		111		106		4,525		4,103		4,466,441		4,315,649		2,014,303		220,388

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		43		43		10,363		9,476		1,169,306		1,797,092		2,134		32,836

Transfers between subaccounts, net		—		—		(108)		(50)		6,067,158		2,207,400		(228,903)		313,217

Surrenders (notes 2, 3, 4, 5, and 6)		(77)		(76)		(14,612)		(14,066)		(1,392,141)		(2,693,167)		(122,384)		(293,589)

Adjustments to maintain reserves		—		(1)		—		1		(149)		143		(6)		11

Net equity transactions		(34)		(34)		(4,357)		(4,639)		5,844,174		1,311,468		(349,159)		52,475

Net change in contract owners’ equity		77		72		168		(536)		10,310,615		5,627,117		1,665,144		272,863

Contract owners’ equity at beginning of period		1,840		1,768		36,098		36,634		38,859,113		33,231,996		4,849,536		4,576,673

Contract owners’ equity at end of period		$1,917		1,840		36,266		36,098		49,169,728		38,859,113		6,514,680		4,849,536

CHANGE IN UNITS**:

Beginning units		156		159		2,013		2,261		553,293		535,426		422,131		418,654

Units purchased		4		4		586		582		185,088		89,684		114,080		50,031

Units surrendered		(7)		(7)		(817)		(830)		(106,686)		(71,817)		(137,485)		(46,554)

Ending units		153		156		1,782		2,013		631,695		553,293		398,726		422,131

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	ALVIVB				ALVSVA				SVDF				SVOF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$32,081		6,922		147,056		152,087		(4,489)		(6,759)		(4,680)		(5,451)

Realized gain (loss) on investments		63,014		30,124		454,193		252,450		(1,434,409)		(1,037,635)		23,408		111,082

Change in unrealized gain (loss) on investments		305,087		(17,275)		(2,067,149)		365,284		2,232,513		4,155,608		(453,056)		281,367

Reinvested capital gains		—		—		1,960,777		892,938		132,372		—		1,084,830		1,044,155

Net increase (decrease) in contract owners’ equity resulting from operations		400,182		19,771		494,877		1,662,759		925,987		3,111,214		650,502		1,431,153

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		10,925		5,411		186,747		130,445		42,331		195,340		4,524		2,149

Transfers between subaccounts, net		1,029,478		(230,877)		91,396		(1,303,579)		(483,951)		(693,405)		(1,167,668)		(306,515)

Surrenders (notes 2, 3, 4, 5, and 6)		(142,832)		(71,355)		(639,856)		(565,182)		(930,952)		(727,977)		(206,562)		(171,770)

Adjustments to maintain reserves		1		—		(16)		13		(24)		23		(34)		32

Net equity transactions		897,572		(296,821)		(361,729)		(1,738,303)		(1,372,596)		(1,226,019)		(1,369,740)		(476,104)

Net change in contract owners’ equity		1,297,754		(277,050)		133,148		(75,544)		(446,609)		1,885,195		(719,238)		955,049

Contract owners’ equity at beginning of period		269,503		546,553		18,108,205		18,183,749		19,294,364		17,409,169		10,577,723		9,622,674

Contract owners’ equity at end of period		$1,567,257		269,503		18,241,353		18,108,205		18,847,755		19,294,364		9,858,485		10,577,723

CHANGE IN UNITS**:

Beginning units		18,944		40,266		222,551		245,777		453,522		483,591		155,199		162,268

Units purchased		59,836		7,673		9,461		4,620		17,290		7,606		1,252		7,485

Units surrendered		(800)		(28,995)		(14,130)		(27,846)		(51,541)		(37,675)		(20,767)		(14,554)

Ending units		77,980		18,944		217,882		222,551		419,271		453,522		135,684		155,199

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	WFVSCG				AMVAA2				AMVBC2				AMVBC4
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(1,501)		(6,323)		332,135		290,266		77,775		15,914		12,678		8,827

Realized gain (loss) on investments		1,129,123		(23,477)		243,216		(384,066)		95,430		12,701		32,795		2,386

Change in unrealized gain (loss) on investments		(992,357)		1,696,838		703,796		1,599,498		161,862		29,301		31,009		66,885

Reinvested capital gains		373,424		—		1,095,616		586,384		101,724		1,726		61,959		3,482

Net increase (decrease) in contract owners’ equity resulting from operations		508,689		1,667,038		2,374,763		2,092,082		436,791		59,642		138,441		81,580

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		266,722		426,477		554,787		1,009,476		86,923		47,570		24,767		62,586

Transfers between subaccounts, net		(3,497,892)		(3,829,501)		1,402,162		5,156,658		5,433,284		1,029,800		356,941		265,568

Surrenders (notes 2, 3, 4, 5, and 6)		(779,413)		(701,853)		(864,933)		(6,451,082)		(45,603)		(6,162)		(108,262)		8,809

Adjustments to maintain reserves		178		(179)		(50)		52		2		2		(2)		(1)

Net equity transactions		(4,010,405)		(4,105,056)		1,091,966		(284,896)		5,474,606		1,071,210		273,444		336,962

Net change in contract owners’ equity		(3,501,716)		(2,438,018)		3,466,729		1,807,186		5,911,397		1,130,852		411,885		418,542

Contract owners’ equity at beginning of period		7,709,559		10,147,577		14,715,506		12,908,320		1,298,494		167,642		699,797		281,255

Contract owners’ equity at end of period		$4,207,843		7,709,559		18,182,235		14,715,506		7,209,891		1,298,494		1,111,682		699,797

CHANGE IN UNITS**:

Beginning units		206,378		322,861		462,935		471,981		93,931		14,457		50,860		24,295

Units purchased		28,439		18,813		87,294		234,934		381,190		80,106		25,682		27,582

Units surrendered		(131,752)		(135,296)		(56,445)		(243,980)		(29,360)		(632)		(7,425)		(1,017)

Ending units		103,065		206,378		493,784		462,935		445,761		93,931		69,117		50,860

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AMVBD2				AMVGB2				AMVGI2				AMVGR2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1,573,633		1,656,652		79,771		62,582		48,952		42,660		34,652		118,300

Realized gain (loss) on investments		(1,042,361)		(2,500,796)		(3,276)		(450,471)		10,162		19,315		1,548,724		257,073

Change in unrealized gain (loss) on investments		2,103,492		1,165,223		140,820		360,102		(20,744)		420,938		5,038,810		12,989,283

Reinvested capital gains		—		—		—		—		683,257		118,599		4,663,156		1,220,065

Net increase (decrease) in contract owners’ equity resulting from operations		2,634,764		321,079		217,315		(27,787)		721,627		601,512		11,285,342		14,584,721

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		3,369		(827)		8,454		280,079		440,196		408,697		1,254,455		1,486,720

Transfers between subaccounts, net		(4,569,369)		(12,500,000)		143,623		(1,412,487)		20,678		591,469		871,188		(4,182,020)

Surrenders (notes 2, 3, 4, 5, and 6)		(545,240)		(565,734)		(95,131)		(136,506)		(110,699)		(248,212)		(2,567,782)		(7,920,374)

Adjustments to maintain reserves		(87)		87		(8)		9		1		(1)		(277)		279

Net equity transactions		(5,111,327)		(13,066,474)		56,938		(1,268,905)		350,176		751,953		(442,416)		(10,615,395)

Net change in contract owners’ equity		(2,476,563)		(12,745,395)		274,253		(1,296,692)		1,071,803		1,353,465		10,842,926		3,969,326

Contract owners’ equity at beginning of period		40,871,643		53,617,038		2,661,756		3,958,448		3,615,462		2,261,997		55,515,245		51,545,919

Contract owners’ equity at end of period		$38,395,080		40,871,643		2,936,009		2,661,756		4,687,265		3,615,462		66,358,171		55,515,245

CHANGE IN UNITS**:

Beginning units		2,800,790		3,712,887		287,765		413,717		178,446		138,696		823,075		1,006,100

Units purchased		1		106		26,084		68,864		24,834		53,053		69,647		54,809

Units surrendered		(345,334)		(912,203)		(23,382)		(194,816)		(7,310)		(13,303)		(73,569)		(237,834)

Ending units		2,455,457		2,800,790		290,467		287,765		195,970		178,446		819,153		823,075

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AMVGS2				AMVGS4				AMVGV2				AMVI2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$6,573		32,511		100		361		37,796		6,316		285,963		228,749

Realized gain (loss) on investments		(262,054)		(507,967)		135		551		19,802		496		(846,852)		(964,133)

Change in unrealized gain (loss) on investments		637,495		431,531		5,140		(1,933)		(19,572)		(4,344)		5,987,963		1,357,454

Reinvested capital gains		78,164		134,871		1,034		1,575		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		460,178		90,946		6,409		554		38,026		2,468		5,427,074		622,070

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		219,047		227,698		941		10,982		78,425		3,904		757,084		851,071

Transfers between subaccounts, net		(277,563)		(349,917)		2,388		(7,819)		1,038,881		116,432		(214,852)		(163,975)

Surrenders (notes 2, 3, 4, 5, and 6)		(379,446)		(54,442)		(1,499)		(1,496)		(348,178)		(2,548)		(943,592)		(1,627,310)

Adjustments to maintain reserves		(12)		15		(1)		—		(1)		1		(60)		71

Net equity transactions		(437,974)		(176,646)		1,829		1,667		769,127		117,789		(401,420)		(940,143)

Net change in contract owners’ equity		22,204		(85,700)		8,238		2,221		807,153		120,257		5,025,654		(318,073)

Contract owners’ equity at beginning of period		3,391,572		3,477,272		44,523		42,302		178,686		58,429		20,096,222		20,414,295

Contract owners’ equity at end of period		$3,413,776		3,391,572		52,761		44,523		985,839		178,686		25,121,876		20,096,222

CHANGE IN UNITS**:

Beginning units		159,310		166,893		4,027		3,907		18,067		5,945		1,258,835		1,318,669

Units purchased		15,654		17,562		276		256		116,479		12,405		82,226		93,301

Units surrendered		(35,224)		(25,145)		(129)		(136)		(41,853)		(283)		(99,135)		(153,135)

Ending units		139,740		159,310		4,174		4,027		92,693		18,067		1,241,926		1,258,835

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AMVNW2				BRVHYI				MLVGA2				MLVLC2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$188,587		211,065		1,765,630		1,613,412		329,849		109,970		2,582		5,510

Realized gain (loss) on investments		570,638		(395,635)		39,339		(642,595)		(327,481)		16,091		6,425		1,683

Change in unrealized gain (loss) on investments		3,080,884		1,348,603		466,636		859,757		944,313		157,898		74,777		120,197

Reinvested capital gains		664,172		82,593		67,622		—		793,542		589,273		190,577		145,283

Net increase (decrease) in contract owners’ equity resulting from operations		4,504,281		1,246,626		2,339,227		1,830,574		1,740,223		873,232		274,361		272,673

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		364,882		558,828		754,342		962,761		182,916		230,315		28,943		28,549

Transfers between subaccounts, net		53,137,021		2,667,849		4,255,274		3,549,255		184,427		(69,525)		3,412		71,091

Surrenders (notes 2, 3, 4, 5, and 6)		(544,344)		(1,629,787)		(1,972,140)		(3,091,418)		(865,301)		(1,483,705)		(73,566)		(31,091)

Adjustments to maintain reserves		(38)		49		24,418		24,106		(8)		13		(9)		9

Net equity transactions		52,957,521		1,596,939		3,061,894		1,444,704		(497,966)		(1,322,902)		(41,220)		68,558

Net change in contract owners’ equity		57,461,802		2,843,565		5,401,121		3,275,278		1,242,257		(449,670)		233,141		341,231

Contract owners’ equity at beginning of period		15,116,671		12,273,106		26,068,756		22,793,478		9,250,844		9,700,514		1,452,396		1,111,165

Contract owners’ equity at end of period		$72,578,473		15,116,671		31,469,877		26,068,756		10,493,101		9,250,844		1,685,537		1,452,396

CHANGE IN UNITS**:

Beginning units		818,316		706,916		1,666,449		1,576,768		369,854		439,543		23,646		22,623

Units purchased		2,300,235		352,505		410,134		319,151		32,411		16,242		524		1,882

Units surrendered		(57,393)		(241,105)		(233,929)		(229,470)		(50,273)		(85,931)		(1,221)		(859)

Ending units		3,061,158		818,316		1,842,654		1,666,449		351,992		369,854		22,949		23,646

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	BYVGMM				DCAP				DSC				DSIF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$210,325		87,971		8,336		11,220		6,715		7,121		9,872,048		9,999,964

Realized gain (loss) on investments		—		—		(274,505)		(204,062)		5,767		(3,447)		156,067,851		35,807,163

Change in unrealized gain (loss) on investments		—		—		104,514		347,809		97,350		39,253		(46,529,078)		93,258,900

Reinvested capital gains		—		—		428,406		244,614		—		—		62,488,083		57,132,703

Net increase (decrease) in contract owners’ equity resulting from operations		210,325		87,971		266,751		399,581		109,832		42,927		181,898,904		196,198,730

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		760,086		(84,737)		12,819		7,548		27,444		28,076		12,563,100		12,784,946

Transfers between subaccounts, net		1,474,490		979,606		(736,852)		(77,812)		13,229		19,310		(290,588,028)		64,068,971

Surrenders (notes 2, 3, 4, 5, and 6)		23		8		(312,778)		(456,553)		(58,444)		(78,227)		(70,429,553)		(65,214,984)

Adjustments to maintain reserves		1		3		(9)		9		—		—		(3,415)		3,532

Net equity transactions		2,234,600		894,880		(1,036,820)		(526,808)		(17,771)		(30,841)		(348,457,896)		11,642,465

Net change in contract owners’ equity		2,444,925		982,851		(770,069)		(127,227)		92,061		12,086		(166,558,992)		207,841,195

Contract owners’ equity at beginning of period		982,851		—		3,065,583		3,192,810		1,009,018		996,932		1,039,643,766		831,802,571

Contract owners’ equity at end of period		$3,427,776		982,851		2,295,514		3,065,583		1,101,079		1,009,018		873,084,774		1,039,643,766

CHANGE IN UNITS**:

Beginning units		95,414		—		45,449		54,137		23,777		24,577		14,423,964		14,354,276

Units purchased		315,699		95,414		603		1,836		971		1,389		520,336		1,957,478

Units surrendered		(90,561)		—		(16,798)		(10,524)		(1,370)		(2,189)		(4,024,528)		(1,887,790)

Ending units		320,552		95,414		29,254		45,449		23,378		23,777		10,919,772		14,423,964

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	DSRG				DVMCS				DVSCS				CVSPIP
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$43,311		87,272		6,502		9,669		1,086,284		1,040,166		3,345		2,424

Realized gain (loss) on investments		280,689		327,733		118,577		67,019		(1,415,898)		530,543		25,769		24,418

Change in unrealized gain (loss) on investments		872,329		3,052,669		(109,186)		68,944		(3,644,916)		3,179,361		(8,160)		2,407

Reinvested capital gains		1,397,721		104,349		113,973		20,280		8,847,195		2,248,784		30,422		11,793

Net increase (decrease) in contract owners’ equity resulting from operations		2,594,050		3,572,023		129,866		165,912		4,872,665		6,998,854		51,376		41,042

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		414,952		440,278		10,536		179,909		1,894,580		2,468,243		1,732		—

Transfers between subaccounts, net		(87,308)		57,084		(127,811)		(212,670)		(732,147)		(9,748,771)		31,233		10,076

Surrenders (notes 2, 3, 4, 5, and 6)		(1,321,057)		(1,996,347)		(58,723)		(139,643)		(5,633,005)		(8,153,356)		(17,521)		(2,565)

Adjustments to maintain reserves		2		54		(4)		8		(436)		251		(5)		1

Net equity transactions		(993,411)		(1,498,931)		(176,002)		(172,396)		(4,471,008)		(15,433,633)		15,439		7,512

Net change in contract owners’ equity		1,600,639		2,073,092		(46,136)		(6,484)		401,657		(8,434,779)		66,815		48,554

Contract owners’ equity at beginning of period		16,873,985		14,800,893		1,407,524		1,414,008		94,508,170		102,942,949		228,676		180,122

Contract owners’ equity at end of period		$18,474,624		16,873,985		1,361,388		1,407,524		94,909,827		94,508,170		295,491		228,676

CHANGE IN UNITS**:

Beginning units		245,603		268,923		21,108		23,833		1,477,345		1,744,064		6,291		6,170

Units purchased		7,058		9,346		1,497		3,156		112,174		244,852		1,063		200

Units surrendered		(20,811)		(32,666)		(3,934)		(5,881)		(182,614)		(511,571)		(428)		(79)

Ending units		231,850		245,603		18,671		21,108		1,406,905		1,477,345		6,926		6,291

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	CVSRMC				SASP5I				DAVVL				DFVGMI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$831		339		1,134,700		1,322,541		67,804		64,352		34,026		30,257

Realized gain (loss) on investments		78		30		4,458,452		7,347,852		(361,014)		(246,165)		59,180		7,412

Change in unrealized gain (loss) on investments		(5,942)		7,229		12,130,074		12,286,863		826,953		(36,150)		79,938		46,695

Reinvested capital gains		7,197		1,146		—		—		1,087,659		1,285,144		12,547		6,413

Net increase (decrease) in contract owners’ equity resulting from operations		2,164		8,744		17,723,226		20,957,256		1,621,402		1,067,181		185,691		90,777

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		—		114,342		2,226,501		1,711,828		24,583		8,740		132,272		231,548

Transfers between subaccounts, net		—		—		12,524,967		(2,827,507)		(257,179)		(361,918)		38,228		461,868

Surrenders (notes 2, 3, 4, 5, and 6)		(1,709)		(686)		(2,884,732)		(7,221,851)		(156,840)		(224,367)		(96,585)		(21,177)

Adjustments to maintain reserves		—		(1)		(1,263)		106		(13)		17		1		(1)

Net equity transactions		(1,709)		113,655		11,865,473		(8,337,424)		(389,449)		(577,528)		73,916		672,238

Net change in contract owners’ equity		455		122,399		29,588,699		12,619,832		1,231,953		489,653		259,607		763,015

Contract owners’ equity at beginning of period		122,399		—		100,474,529		87,854,697		6,353,756		5,864,103		1,121,352		358,337

Contract owners’ equity at end of period		$122,854		122,399		130,063,228		100,474,529		7,585,709		6,353,756		1,380,959		1,121,352

CHANGE IN UNITS**:

Beginning units		11,770		—		5,073,774		5,583,486		186,089		203,189		64,259		22,997

Units purchased		36		11,836		712,626		331,474		785		23,854		15,479		42,544

Units surrendered		(162)		(66)		(201,801)		(841,186)		(12,138)		(40,954)		(10,734)		(1,282)

Ending units		11,644		11,770		5,584,599		5,073,774		174,736		186,089		69,004		64,259

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	DFVIPS				DFVIS				DFVIV				DFVULV
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$246,547		122,751		3,449		1,952		89,878		15,545		69,568		51,072

Realized gain (loss) on investments		(194,609)		(412,976)		614		367		174,964		19,197		(14,961)		2,530,103

Change in unrealized gain (loss) on investments		244,101		388,044		15,954		(2,272)		171,994		(36,311)		225,535		(2,025,288)

Reinvested capital gains		—		—		4,120		1,510		65,929		8,003		195,810		274,176

Net increase (decrease) in contract owners’ equity resulting from operations		296,039		97,819		24,137		1,557		502,765		6,434		475,952		830,063

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		96,693		142,570		21,725		15,189		10,745		5,565		627,759		150,137

Transfers between subaccounts, net		2,079,426		(731,521)		11,686		1,464		3,095,225		368,800		(238,199)		(10,931,558)

Surrenders (notes 2, 3, 4, 5, and 6)		(134,762)		(498,292)		(1,362)		(1,004)		(33,573)		(27,494)		(56,777)		(179,539)

Adjustments to maintain reserves		(47)		(1)		(1)		—		3		1		(132)		4

Net equity transactions		2,041,310		(1,087,244)		32,048		15,649		3,072,400		346,872		332,651		(10,960,956)

Net change in contract owners’ equity		2,337,349		(989,425)		56,185		17,206		3,575,165		353,306		808,603		(10,130,893)

Contract owners’ equity at beginning of period		4,277,790		5,267,215		55,646		38,440		414,765		61,459		2,683,839		12,814,732

Contract owners’ equity at end of period		$6,615,139		4,277,790		111,831		55,646		3,989,930		414,765		3,492,442		2,683,839

CHANGE IN UNITS**:

Beginning units		361,598		452,625		3,434		2,463		32,720		4,436		163,981		889,294

Units purchased		169,838		12,454		1,675		1,033		179,452		30,610		40,937		139,172

Units surrendered		(11,963)		(103,481)		(71)		(62)		(2,433)		(2,326)		(20,689)		(864,485)

Ending units		519,473		361,598		5,038		3,434		209,739		32,720		184,229		163,981

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	DFVUTV				DSGIBA				SVSSVB				ETVFR
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$151,057		114,088		33,533		27,628		539		885		1,060,922		1,432,202

Realized gain (loss) on investments		59,736		3,350		(6,499)		(3,393)		177		(94)		(219,515)		(109,686)

Change in unrealized gain (loss) on investments		(170,561)		(34,917)		(6,992)		41,566		5,665		198		(233,146)		19,576

Reinvested capital gains		711,292		589,814		96,005		—		12,899		6,061		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		751,524		672,335		116,047		65,801		19,280		7,050		608,261		1,342,092

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		141,029		228,442		15,934		14,074		89		61		56,066		96,852

Transfers between subaccounts, net		386,619		1,144,692		19,830		(6,414)		(5,926)		—		(684,197)		(5,094,654)

Surrenders (notes 2, 3, 4, 5, and 6)		(208,109)		(686,900)		(49,409)		(50,059)		(16,582)		(6,486)		(1,339,043)		(912,528)

Adjustments to maintain reserves		(50)		21		—		—		(2)		2		(117)		74

Net equity transactions		319,489		686,255		(13,645)		(42,399)		(22,421)		(6,423)		(1,967,291)		(5,910,256)

Net change in contract owners’ equity		1,071,013		1,358,590		102,402		23,402		(3,141)		627		(1,359,030)		(4,568,164)

Contract owners’ equity at beginning of period		8,432,011		7,073,421		739,157		715,755		125,758		125,131		16,941,199		21,509,363

Contract owners’ equity at end of period		$9,503,024		8,432,011		841,559		739,157		122,617		125,758		15,582,169		16,941,199

CHANGE IN UNITS**:

Beginning units		356,471		323,045		42,899		45,322		5,124		5,391		1,047,535		1,430,451

Units purchased		22,868		73,762		3,328		986		45		289		34,837		21,211

Units surrendered		(10,321)		(40,336)		(4,048)		(3,409)		(925)		(556)		(154,672)		(404,127)

Ending units		369,018		356,471		42,179		42,899		4,244		5,124		927,700		1,047,535

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FQB				FVU2				FVUS2				FCS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$630,074		554,512		26,276		19,724		106		8,441		(39,066)		(4,146)

Realized gain (loss) on investments		(168,718)		(90,730)		(1,870)		(5,637)		(2,520)		(1,775)		3,295,353		4,383,382

Change in unrealized gain (loss) on investments		859,176		259,226		22,653		113,527		478		(5,035)		(2,292,439)		4,015,516

Reinvested capital gains		—		—		16,030		—		—		—		15,547,989		7,529,595

Net increase (decrease) in contract owners’ equity resulting from operations		1,320,532		723,008		63,089		127,614		(1,936)		1,631		16,511,837		15,924,347

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		418,353		386,469		15,271		12,697		—		195		662,461		702,305

Transfers between subaccounts, net		33,749		299,517		24,901		3,364		174,885		(237,962)		32,862,939		5,459,001

Surrenders (notes 2, 3, 4, 5, and 6)		(1,204,073)		(1,025,605)		(44,501)		(50,901)		(15,348)		(42,863)		(4,351,651)		(2,984,139)

Adjustments to maintain reserves		(80)		25		—		(1)		—		3		(395)		297

Net equity transactions		(752,051)		(339,594)		(4,329)		(34,841)		159,537		(280,627)		29,173,354		3,177,464

Net change in contract owners’ equity		568,481		383,414		58,760		92,773		157,601		(278,996)		45,685,191		19,101,811

Contract owners’ equity at beginning of period		19,293,751		18,910,337		905,687		812,914		1,423		280,419		65,137,042		46,035,231

Contract owners’ equity at end of period		$19,862,232		19,293,751		964,447		905,687		159,024		1,423		110,822,233		65,137,042

CHANGE IN UNITS**:

Beginning units		705,648		718,118		63,837		66,211		140		27,695		617,084		587,828

Units purchased		41,761		30,934		3,046		3,661		46,608		1,612		335,669		87,096

Units surrendered		(68,520)		(43,404)		(3,372)		(6,035)		(32,101)		(29,167)		(80,414)		(57,840)

Ending units		678,889		705,648		63,511		63,837		14,647		140		872,339		617,084

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FEIS				FEMS				FF10S				FF15S
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1,347,805		1,228,557		237,196		128,765		69,884		88,336		119,545		179,033

Realized gain (loss) on investments		2,409,342		2,622,703		472,976		(634,210)		(91,967)		(103,242)		223,472		(232,434)

Change in unrealized gain (loss) on investments		5,425,303		1,728,426		3,590,550		1,462,896		250,003		144,053		63,823		216,887

Reinvested capital gains		4,475,673		4,297,743		99,007		—		32,543		2,135		211,281		184,076

Net increase (decrease) in contract owners’ equity resulting from operations		13,658,123		9,877,429		4,399,729		957,451		260,463		131,282		618,121		347,562

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		1,642,636		1,407,964		122,671		116,289		70,780		67,185		106,025		285,304

Transfers between subaccounts, net		264,202		1,540,580		1,163,537		1,310,469		(440,568)		104,923		(2,002,826)		(880,146)

Surrenders (notes 2, 3, 4, 5, and 6)		(5,761,159)		(6,626,687)		(702,981)		(931,005)		(177,900)		(113,000)		(230,000)		(421,384)

Adjustments to maintain reserves		(433)		223		(71)		31		(3)		—		(30)		19

Net equity transactions		(3,854,754)		(3,677,920)		583,156		495,784		(547,691)		59,108		(2,126,831)		(1,016,207)

Net change in contract owners’ equity		9,803,369		6,199,509		4,982,885		1,453,235		(287,228)		190,390		(1,508,710)		(668,645)

Contract owners’ equity at beginning of period		74,777,394		68,577,885		10,582,473		9,129,238		2,511,549		2,321,159		5,636,387		6,305,032

Contract owners’ equity at end of period		$84,580,763		74,777,394		15,565,358		10,582,473		2,224,321		2,511,549		4,127,677		5,636,387

CHANGE IN UNITS**:

Beginning units		1,224,241		1,296,971		804,487		761,402		90,719		88,157		244,965		290,963

Units purchased		85,693		73,851		170,529		134,984		2,997		9,270		20,978		15,476

Units surrendered		(142,990)		(146,581)		(135,351)		(91,899)		(21,200)		(6,708)		(105,820)		(61,474)

Ending units		1,166,944		1,224,241		839,665		804,487		72,516		90,719		160,123		244,965

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FF20S				FF25S				FF30S				FF35S
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$470,375		619,881		330,923		537,074		1,180,414		1,274,527		336,788		378,483

Realized gain (loss) on investments		(1,094,846)		(367,265)		2,145,387		(921,054)		831,337		1,017,359		2,183,344		(129,305)

Change in unrealized gain (loss) on investments		2,167,475		788,772		(384,236)		2,558,074		4,237,417		2,748,305		(513,190)		1,551,054

Reinvested capital gains		1,185,696		677,651		751,613		42,678		2,731,313		132,956		1,263,729		279,214

Net increase (decrease) in contract owners’ equity resulting from operations		2,728,700		1,719,039		2,843,687		2,216,772		8,980,481		5,173,147		3,270,671		2,079,446

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		444,840		578,765		327,918		778,014		2,365,553		2,383,363		824,544		2,289,454

Transfers between subaccounts, net		(5,796,860)		(3,244,611)		(9,728,712)		(5,171,493)		(12,811,075)		2,537,682		(8,676,837)		3,044,493

Surrenders (notes 2, 3, 4, 5, and 6)		(1,255,757)		(1,950,700)		(2,287,762)		(3,008,920)		(5,298,650)		(4,163,534)		(662,287)		(1,274,089)

Adjustments to maintain reserves		(443)		69		(147)		74		(240)		98		(76)		74

Net equity transactions		(6,608,220)		(4,616,477)		(11,688,703)		(7,402,325)		(15,744,412)		757,609		(8,514,656)		4,059,932

Net change in contract owners’ equity		(3,879,520)		(2,897,438)		(8,845,016)		(5,185,553)		(6,763,931)		5,930,756		(5,243,985)		6,139,378

Contract owners’ equity at beginning of period		22,092,988		24,990,426		22,050,816		27,236,369		61,691,238		55,760,482		22,778,896		16,639,518

Contract owners’ equity at end of period		$18,213,468		22,092,988		13,205,800		22,050,816		54,927,307		61,691,238		17,534,911		22,778,896

CHANGE IN UNITS**:

Beginning units		684,990		833,285		836,673		1,119,836		1,632,268		1,612,997		1,358,516		1,100,288

Units purchased		31,827		20,551		73,069		106,108		152,495		166,931		178,018		361,717

Units surrendered		(218,504)		(168,846)		(471,858)		(389,271)		(524,575)		(147,660)		(640,128)		(103,489)

Ending units		498,313		684,990		437,884		836,673		1,260,188		1,632,268		896,406		1,358,516

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FF40S				FF45S				FF50S				FF55S
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$646,007		555,619		130,890		57,120		67,942		82,068		11,420		7,939

Realized gain (loss) on investments		1,650,172		1,345,627		733,855		241,707		1,442,093		(1,071)		80,725		56,041

Change in unrealized gain (loss) on investments		2,869,108		2,587,089		731,290		159,852		(583,669)		659,637		(13,585)		8,346

Reinvested capital gains		3,155,572		724,596		374,351		78,892		499,419		130,476		50,971		11,186

Net increase (decrease) in contract owners’ equity resulting from operations		8,320,859		5,212,931		1,970,386		537,571		1,425,785		871,110		129,531		83,512

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		1,254,974		990,211		686,090		264,149		275,239		120,693		43,715		42,610

Transfers between subaccounts, net		(8,298,686)		(132,136)		4,147,181		(516,676)		(473,182)		409		99,198		(80,786)

Surrenders (notes 2, 3, 4, 5, and 6)		(3,060,628)		(2,228,970)		(402,341)		(232,135)		(2,956,017)		(263,828)		(17,072)		(20,300)

Adjustments to maintain reserves		(212)		177		(20)		20		(31)		25		—		—

Net equity transactions		(10,104,552)		(1,370,718)		4,430,910		(484,642)		(3,153,991)		(142,701)		125,841		(58,476)

Net change in contract owners’ equity		(1,783,693)		3,842,213		6,401,296		52,929		(1,728,206)		728,409		255,372		25,036

Contract owners’ equity at beginning of period		45,558,513		41,716,300		5,166,391		5,113,462		7,495,774		6,767,365		654,863		629,827

Contract owners’ equity at end of period		$43,774,820		45,558,513		11,567,687		5,166,391		5,767,568		7,495,774		910,235		654,863

CHANGE IN UNITS**:

Beginning units		1,252,501		1,296,366		287,014		323,086		374,274		384,354		38,336		41,892

Units purchased		78,498		99,176		352,361		47,999		126,726		54,595		19,406		5,735

Units surrendered		(316,181)		(143,041)		(101,292)		(84,071)		(260,903)		(64,675)		(13,201)		(9,291)

Ending units		1,014,818		1,252,501		538,083		287,014		240,097		374,274		44,541		38,336

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FF60S				FF65S				FF70S				FFINS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$23,484		23,176		30,872		20,568		67		—		32,977		70,714

Realized gain (loss) on investments		186,329		153,595		55,072		7,384		1		—		127,720		50,766

Change in unrealized gain (loss) on investments		1,894		585		256,495		3,159		(86)		—		22,340		(25,525)

Reinvested capital gains		140,562		35,161		172,114		7,008		48		—		409		1,323

Net increase (decrease) in contract owners’ equity resulting from operations		352,269		212,517		514,553		38,119		30		—		183,446		97,278

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		23,834		110,251		(74)		18		2,250		—		13,252		11,872

Transfers between subaccounts, net		(365,322)		293,886		478,214		2,099,162		18,389		—		(1,275,013)		841,590

Surrenders (notes 2, 3, 4, 5, and 6)		(261,937)		(220,844)		(207,479)		(10,098)		(22)		—		(70,285)		(135,402)

Adjustments to maintain reserves		(13)		7		(6)		6		(1)		—		(12)		(1)

Net equity transactions		(603,438)		183,300		270,655		2,089,088		20,616		—		(1,332,058)		718,059

Net change in contract owners’ equity		(251,169)		395,817		785,208		2,127,207		20,646		—		(1,148,612)		815,337

Contract owners’ equity at beginning of period		2,027,576		1,631,759		2,149,593		22,386		—		—		2,124,042		1,308,705

Contract owners’ equity at end of period		$1,776,407		2,027,576		2,934,801		2,149,593		20,646		—		975,430		2,124,042

CHANGE IN UNITS**:

Beginning units		118,788		108,700		182,090		2,150		—		—		129,765		83,459

Units purchased		14,035		34,972		44,010		180,795		1,754		—		23,387		54,747

Units surrendered		(45,962)		(24,884)		(18,166)		(855)		(2)		—		(98,623)		(8,441)

Ending units		86,861		118,788		207,934		182,090		1,752		—		54,529		129,765

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FGOS				FGS				FHIS				FIGBS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(814)		(683)		406,944		(108,693)		651,841		606,321		5,771,691		5,347,942

Realized gain (loss) on investments		9,883		9,325		7,407,729		12,523,099		(244,502)		(161,672)		(7,887,913)		(6,536,652)

Change in unrealized gain (loss) on investments		141,927		207,326		(5,550,517)		(8,322,515)		640,451		416,227		13,369,478		4,040,394

Reinvested capital gains		11,895		—		33,269,056		52,023,578		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		162,891		215,968		35,533,212		56,115,469		1,047,790		860,876		11,253,256		2,851,684

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		493		(73)		4,032,953		4,087,820		171,197		162,776		1,194,977		1,627,937

Transfers between subaccounts, net		—		—		(5,126,506)		22,072,582		(768,916)		(40,934)		274,805		25,449,137

Surrenders (notes 2, 3, 4, 5, and 6)		(15,386)		(16,226)		(14,511,583)		(22,384,004)		(810,249)		(628,119)		(9,741,592)		(9,921,952)

Adjustments to maintain reserves		(12)		7		(477)		351		(17)		18		(9,490)		9,262

Net equity transactions		(14,905)		(16,292)		(15,605,613)		3,776,749		(1,407,985)		(506,259)		(8,281,300)		17,164,384

Net change in contract owners’ equity		147,986		199,676		19,927,599		59,892,218		(360,195)		354,617		2,971,956		20,016,068

Contract owners’ equity at beginning of period		764,897		565,221		249,403,613		189,511,395		10,848,340		10,493,723		165,170,401		145,154,333

Contract owners’ equity at end of period		$912,883		764,897		269,331,212		249,403,613		10,488,145		10,848,340		168,142,357		165,170,401

CHANGE IN UNITS**:

Beginning units		8,512		8,719		2,453,666		2,392,899		400,287		420,699		8,412,619		7,517,836

Units purchased		6		—		176,968		376,622		7,685		32,179		593,538		2,610,552

Units surrendered		(170)		(207)		(345,915)		(315,855)		(57,380)		(52,591)		(1,008,346)		(1,715,769)

Ending units		8,348		8,512		2,284,719		2,453,666		350,592		400,287		7,997,811		8,412,619

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FIP				FMCS				FMMP				FNRS2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$222,430		148,083		129,811		169,875		191,764		236,080		138,680		175,564

Realized gain (loss) on investments		415,302		322,541		551,835		262,948		—		—		247,680		618,100

Change in unrealized gain (loss) on investments		2,082,378		1,300,847		(900,845)		504,135		—		—		256,695		(472,557)

Reinvested capital gains		72,720		6,964		4,335,214		4,898,779		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		2,792,830		1,778,435		4,116,015		5,835,737		191,764		236,080		643,055		321,107

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		2,977,952		1,439,095		450,635		546,916		625		(6,170)		179,697		257,249

Transfers between subaccounts, net		2,354,726		3,956,320		(960,899)		46,329		4,207,236		5,843,850		(1,132,768)		(901,807)

Surrenders (notes 2, 3, 4, 5, and 6)		(596,345)		(309,285)		(2,568,719)		(2,374,282)		(118,276)		(533,732)		(654,878)		(572,140)

Adjustments to maintain reserves		(8)		2		(208)		60		(99)		20		(1,481)		59

Net equity transactions		4,736,325		5,086,132		(3,079,191)		(1,780,977)		4,089,486		5,303,968		(1,609,430)		(1,216,639)

Net change in contract owners’ equity		7,529,155		6,864,567		1,036,824		4,054,760		4,281,250		5,540,048		(966,375)		(895,532)

Contract owners’ equity at beginning of period		12,245,443		5,380,876		38,746,794		34,692,034		6,700,523		1,160,475		7,841,929		8,737,461

Contract owners’ equity at end of period		$19,774,598		12,245,443		39,783,618		38,746,794		10,981,773		6,700,523		6,875,554		7,841,929

CHANGE IN UNITS**:

Beginning units		218,364		119,844		373,775		392,894		576,289		104,768		262,981		304,793

Units purchased		92,814		105,655		6,813		17,743		342,584		518,338		9,445		9,875

Units surrendered		(11,773)		(7,135)		(36,912)		(36,862)		(10,961)		(46,817)		(63,461)		(51,687)

Ending units		299,405		218,364		343,676		373,775		907,912		576,289		208,965		262,981

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FOS				FRESS				FVBIS				FVEMIS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$324,701		321,614		68,499		149,704		13,679		7,050		5,125		2,983

Realized gain (loss) on investments		595,930		389,943		238,414		31,938		4,650		441		6,616		2,282

Change in unrealized gain (loss) on investments		1,017,084		(649,420)		(190,932)		224,127		7,500		(4,350)		28,759		2,695

Reinvested capital gains		1,900,168		918,929		1,594		—		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		3,837,883		981,066		117,575		405,769		25,829		3,141		40,500		7,960

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		362,755		460,479		37,774		215,383		86,728		38,593		16,943		911

Transfers between subaccounts, net		(203,663)		43,371		(289,057)		1,329,464		63,209		244,661		146,352		257,093

Surrenders (notes 2, 3, 4, 5, and 6)		(1,626,498)		(1,481,960)		(250,841)		(450,596)		(5,585)		(2,556)		(5,416)		(3,284)

Adjustments to maintain reserves		(2)		5		(166)		23		—		—		—		(1)

Net equity transactions		(1,467,408)		(978,105)		(502,290)		1,094,274		144,352		280,698		157,879		254,719

Net change in contract owners’ equity		2,370,475		2,961		(384,715)		1,500,043		170,181		283,839		198,379		262,679

Contract owners’ equity at beginning of period		19,402,948		19,399,987		3,993,814		2,493,771		285,522		1,683		274,698		12,019

Contract owners’ equity at end of period		$21,773,423		19,402,948		3,609,099		3,993,814		455,703		285,522		473,077		274,698

CHANGE IN UNITS**:

Beginning units		515,936		542,847		301,851		199,983		28,770		171		17,019		835

Units purchased		19,707		33,855		9,661		135,948		14,683		28,854		9,433		16,398

Units surrendered		(53,947)		(60,766)		(46,502)		(34,080)		(542)		(255)		(326)		(214)

Ending units		481,696		515,936		265,010		301,851		42,911		28,770		26,126		17,019

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FVFRHI				FVIIS				FVMIS				FVSS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$4,965		—		9,465		106		8,402		6,895		87,555		85,910

Realized gain (loss) on investments		104		—		3,722		2,796		5,046		2,854		(47,372)		614,317

Change in unrealized gain (loss) on investments		(968)		—		24,715		(724)		93,242		72,476		330,775		(1,164,786)

Reinvested capital gains		—		—		—		—		—		—		389,763		1,331,059

Net increase (decrease) in contract owners’ equity resulting from operations		4,101		—		37,902		2,178		106,690		82,225		760,721		866,500

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		3,605		—		30,463		6,964		57,564		46,618		196,445		454,895

Transfers between subaccounts, net		67,643		—		387,309		—		13,359		190,968		406,846		(118,544)

Surrenders (notes 2, 3, 4, 5, and 6)		(629)		—		(1,638)		(23,584)		(11,668)		(7,629)		(509,119)		(562,436)

Adjustments to maintain reserves		1		—		—		1		1		—		(195)		29

Net equity transactions		70,620		—		416,134		(16,619)		59,256		229,957		93,977		(226,056)

Net change in contract owners’ equity		74,721		—		454,036		(14,441)		165,946		312,182		854,698		640,444

Contract owners’ equity at beginning of period		—		—		—		14,441		593,572		281,390		9,384,846		8,744,402

Contract owners’ equity at end of period		$74,721		—		454,036		—		759,518		593,572		10,239,544		9,384,846

CHANGE IN UNITS**:

Beginning units		—		—		—		1,171		28,607		16,760		143,723		145,576

Units purchased		6,117		—		26,442		541		3,208		12,249		26,038		29,819

Units surrendered		(53)		—		(101)		(1,712)		(534)		(402)		(24,478)		(31,672)

Ending units		6,064		—		26,341		—		31,281		28,607		145,283		143,723

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FVSS2				FTVDM2				FTVFA2				FTVGB1
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1,748		1,964		16,830		116,458		10,622		10,315		(9,551)		(10,799)

Realized gain (loss) on investments		(4,133)		13,441		931,580		(82,716)		(6,035)		(4,787)		(73,421)		(194,938)

Change in unrealized gain (loss) on investments		7,249		(39,121)		96,157		159,956		38,428		38,318		1,086,827		(587,420)

Reinvested capital gains		9,359		32,945		52,523		22,381		22,423		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		14,223		9,229		1,097,090		216,079		65,438		43,846		1,003,855		(793,157)

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		10,179		10,368		88,566		123,985		7,871		8,830		126,760		242,879

Transfers between subaccounts, net		(25,322)		110,139		(3,516,098)		(283,479)		10,038		1,371		520,566		661,835

Surrenders (notes 2, 3, 4, 5, and 6)		(8,133)		(38,450)		(381,578)		(274,035)		(21,062)		(17,046)		(500,802)		(738,255)

Adjustments to maintain reserves		(1)		2		(2)		1		1		1		(20)		17

Net equity transactions		(23,277)		82,059		(3,809,112)		(433,528)		(3,152)		(6,844)		146,504		166,476

Net change in contract owners’ equity		(9,054)		91,288		(2,712,022)		(217,449)		62,286		37,002		1,150,359		(626,681)

Contract owners’ equity at beginning of period		237,502		146,214		2,712,411		2,929,860		517,607		480,605		6,740,875		7,367,556

Contract owners’ equity at end of period		$228,448		237,502		389		2,712,411		579,893		517,607		7,891,234		6,740,875

CHANGE IN UNITS**:

Beginning units		18,607		12,504		194,636		226,360		22,192		22,491		807,552		783,529

Units purchased		1,120		10,004		8,371		12,070		834		525		88,822		185,498

Units surrendered		(3,109)		(3,901)		(202,988)		(43,794)		(945)		(824)		(81,193)		(161,475)

Ending units		16,618		18,607		19		194,636		22,081		22,192		815,181		807,552

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FTVGI2				FTVIS2				FTVMD1				FTVMD2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(54)		(64)		268,779		265,931		5,242		3,566		3,572		6,020

Realized gain (loss) on investments		(92,125)		(98,402)		(36,582)		(15,746)		(10,487)		(9,246)		42,804		12,462

Change in unrealized gain (loss) on investments		617,350		(340,144)		341,849		83,796		3,151		(8,017)		3,270		(30,698)

Reinvested capital gains		—		—		56,496		21,788		25,611		13,075		22,117		27,404

Net increase (decrease) in contract owners’ equity resulting from operations		525,171		(438,610)		630,542		355,769		23,517		(622)		71,763		15,188

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		130,069		171,021		103,550		116,784		19,298		22,050		199		28,841

Transfers between subaccounts, net		114,607		38,383		24,430		(101,076)		16,037		65,602		(180,381)		(21,368)

Surrenders (notes 2, 3, 4, 5, and 6)		(312,412)		(304,941)		(406,765)		(418,342)		(15,371)		(1,209)		(31,864)		(6,451)

Adjustments to maintain reserves		1		32		(1)		—		1		(1)		(5)		4

Net equity transactions		(67,735)		(95,505)		(278,786)		(402,634)		19,965		86,442		(212,051)		1,026

Net change in contract owners’ equity		457,436		(534,115)		351,756		(46,865)		43,482		85,820		(140,288)		16,214

Contract owners’ equity at beginning of period		3,383,860		3,917,975		5,212,501		5,259,366		85,820		—		367,774		351,560

Contract owners’ equity at end of period		$3,841,296		3,383,860		5,564,257		5,212,501		129,302		85,820		227,486		367,774

CHANGE IN UNITS**:

Beginning units		239,546		245,827		181,464		196,286		8,328		—		14,494		14,470

Units purchased		17,795		15,514		6,011		5,095		3,411		8,443		166		1,220

Units surrendered		(22,376)		(21,795)		(15,376)		(19,917)		(1,589)		(115)		(7,446)		(1,196)

Ending units		234,965		239,546		172,099		181,464		10,150		8,328		7,214		14,494

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FTVRDI				FTVSC1				FTVSV2				FTVSVI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$—		—		—		—		70,913		72,837		136,005		129,142

Realized gain (loss) on investments		—		—		3,425		56		104,831		(141,757)		35,317		(516,877)

Change in unrealized gain (loss) on investments		—		—		5,486		3,969		(270,764)		769,406		(262,606)		1,409,583

Reinvested capital gains		—		—		5,021		—		586,814		191,577		855,650		254,655

Net increase (decrease) in contract owners’ equity resulting from operations		—		—		13,932		4,025		491,794		892,063		764,366		1,276,503

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		—		(305)		—		—		141,059		182,410		174,451		215,365

Transfers between subaccounts, net		—		(3)		102,508		43,553		(231,428)		(3,906,723)		(574,994)		634,484

Surrenders (notes 2, 3, 4, 5, and 6)		—		308		(34,205)		(761)		(321,831)		(573,604)		(1,034,434)		(1,222,622)

Adjustments to maintain reserves		—		—		(1)		1		79		(81)		(87)		10

Net equity transactions		—		—		68,302		42,793		(412,121)		(4,297,998)		(1,435,064)		(372,763)

Net change in contract owners’ equity		—		—		82,234		46,818		79,673		(3,405,935)		(670,698)		903,740

Contract owners’ equity at beginning of period		—		—		46,818		—		7,237,886		10,643,821		12,104,214		11,200,474

Contract owners’ equity at end of period		$—		—		129,052		46,818		7,317,559		7,237,886		11,433,516		12,104,214

CHANGE IN UNITS**:

Beginning units		—		—		4,226		—		150,429		246,136		147,233		152,605

Units purchased		—		(1)		10,166		4,295		19,941		7,940		5,184		10,293

Units surrendered		—		1		(3,051)		(69)		(29,380)		(103,647)		(23,529)		(15,665)

Ending units		—		—		11,341		4,226		140,990		150,429		128,888		147,233

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FTVUG1				TIF				TIF2				GVCSE
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$—		—		20,569		19,779		199,221		210,561		13,768		12,985

Realized gain (loss) on investments		(3)		—		(1,837)		(5,572)		294,876		486,381		161,695		130,402

Change in unrealized gain (loss) on investments		28		(8)		137,750		(19,390)		1,168,913		(759,782)		(71,266)		8,751

Reinvested capital gains		—		—		51,743		—		571,445		—		157,867		111,210

Net increase (decrease) in contract owners’ equity resulting from operations		25		(8)		208,225		(5,183)		2,234,455		(62,840)		262,064		263,348

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		29		58		—		—		123,236		122,346		66,781		165,465

Transfers between subaccounts, net		(609)		1,559		—		(7,142)		25,084		(430,444)		610,160		(407,458)

Surrenders (notes 2, 3, 4, 5, and 6)		(241)		(25)		(25,649)		(31,797)		(888,186)		(486,403)		(178,163)		(68,681)

Adjustments to maintain reserves		—		—		—		(1)		(12)		21		—		4

Net equity transactions		(821)		1,592		(25,649)		(38,940)		(739,878)		(794,480)		498,778		(310,670)

Net change in contract owners’ equity		(796)		1,584		182,576		(44,123)		1,494,577		(857,320)		760,842		(47,322)

Contract owners’ equity at beginning of period		1,584		—		715,865		759,988		8,129,144		8,986,464		1,370,336		1,417,658

Contract owners’ equity at end of period		$788		1,584		898,441		715,865		9,623,721		8,129,144		2,131,178		1,370,336

CHANGE IN UNITS**:

Beginning units		152		—		21,594		22,742		277,447		303,692		43,808		53,874

Units purchased		3		155		—		—		25,340		9,624		25,067		8,199

Units surrendered		(84)		(3)		(668)		(1,148)		(48,547)		(35,869)		(10,362)		(18,265)

Ending units		71		152		20,926		21,594		254,240		277,447		58,513		43,808

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVGMNS				GVGOPS				GVMCE				RVARS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1,212		966		(1,146)		(1,221)		66,300		75,239		4,090		11,173

Realized gain (loss) on investments		144		187		143,669		22,804		577,908		(82,955)		(5,235)		369

Change in unrealized gain (loss) on investments		(2,134)		1,961		(155,342)		37,440		(632,644)		475,188		3,086		(20,641)

Reinvested capital gains		3,721		—		93,680		124,100		679,722		491,503		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		2,943		3,114		80,861		183,123		691,286		958,975		1,941		(9,099)

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		1,259		1,649		13		2,098		829		13,447		1,663		1,893

Transfers between subaccounts, net		—		5,364		(605,436)		314,054		(2,690,256)		(593,669)		(3,838)		(20,309)

Surrenders (notes 2, 3, 4, 5, and 6)		(2,791)		(4,399)		(66,883)		(9,669)		(149,676)		(438,485)		(23,241)		(12,934)

Adjustments to maintain reserves		1		(1)		(4)		5		(28)		31		—		—

Net equity transactions		(1,531)		2,613		(672,310)		306,488		(2,839,131)		(1,018,676)		(25,416)		(31,350)

Net change in contract owners’ equity		1,412		5,727		(591,449)		489,611		(2,147,845)		(59,701)		(23,475)		(40,449)

Contract owners’ equity at beginning of period		31,051		25,324		1,116,615		627,004		8,563,441		8,623,142		188,754		229,203

Contract owners’ equity at end of period		$32,463		31,051		525,166		1,116,615		6,415,596		8,563,441		165,279		188,754

CHANGE IN UNITS**:

Beginning units		1,697		1,547		27,743		18,921		107,635		121,686		15,276		17,870

Units purchased		70		408		3		13,536		12,043		446		718		157

Units surrendered		(153)		(258)		(15,422)		(4,714)		(46,164)		(14,497)		(2,783)		(2,751)

Ending units		1,614		1,697		12,324		27,743		73,514		107,635		13,211		15,276

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	ACEG				ACGI				AVHY1				AVIE
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$—		—		119,013		68,518		7,764		12,989		319,754		503,307

Realized gain (loss) on investments		349,646		(300,847)		299,530		38,560		7,453		4,756		(2,095,571)		(309,951)

Change in unrealized gain (loss) on investments		(304,506)		1,048,348		162,658		192,188		(6,940)		(359)		4,147,060		(174,620)

Reinvested capital gains		290,824		—		688,341		320,098		—		—		1,538,774		163,418

Net increase (decrease) in contract owners’ equity resulting from operations		335,964		747,501		1,269,542		619,364		8,277		17,386		3,910,017		182,154

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		50,915		53,294		13,043		23,428		1,987		28		114,671		153,930

Transfers between subaccounts, net		(458,932)		514,625		797,489		2,184,181		(111,713)		(36,138)		(6,691,409)		(983,269)

Surrenders (notes 2, 3, 4, 5, and 6)		(157,153)		(136,309)		(272,947)		(179,964)		(11,766)		(17,388)		(799,379)		(1,414,233)

Adjustments to maintain reserves		(4)		1		(15)		20		—		—		(61)		59

Net equity transactions		(565,174)		431,611		537,570		2,027,665		(121,492)		(53,498)		(7,376,178)		(2,243,513)

Net change in contract owners’ equity		(229,210)		1,179,112		1,807,112		2,647,029		(113,215)		(36,112)		(3,466,161)		(2,061,359)

Contract owners’ equity at beginning of period		3,072,322		1,893,210		7,237,674		4,590,645		229,790		265,902		29,253,195		31,314,554

Contract owners’ equity at end of period		$2,843,112		3,072,322		9,044,786		7,237,674		116,575		229,790		25,787,034		29,253,195

CHANGE IN UNITS**:

Beginning units		55,142		45,834		185,117		135,644		11,752		14,697		806,555		873,399

Units purchased		1,123		12,502		30,518		58,404		482		3,498		18,753		228,662

Units surrendered		(10,567)		(3,194)		(15,524)		(8,931)		(6,580)		(6,443)		(215,716)		(295,506)

Ending units		45,698		55,142		200,111		185,117		5,654		11,752		609,592		806,555

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AVMCCI				AVSCE				IVBRA1				MSVMV
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$405		386		(30)		21		84,185		77,841		2,343		—

Realized gain (loss) on investments		5,905		(808)		(1,003)		20,311		(150,391)		(12,509)		(348)		—

Change in unrealized gain (loss) on investments		(7,520)		20,482		(313)		(8,528)		175,053		(17,900)		(36,845)		—

Reinvested capital gains		13,148		3,234		666		4,503		—		—		84,042		—

Net increase (decrease) in contract owners’ equity resulting from operations		11,938		23,294		(680)		16,307		108,847		47,432		49,192		—

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		19,428		3,410		469		—		51,318		39,326		—		—

Transfers between subaccounts, net		(10,854)		(16,669)		(74,279)		(52,032)		(1,270,709)		16,819		557,741		—

Surrenders (notes 2, 3, 4, 5, and 6)		(27,622)		(35,186)		(6,271)		(1,540)		(126,163)		(57,932)		(1,577)		—

Adjustments to maintain reserves		(3)		(1)		1		(1)		—		—		1		—

Net equity transactions		(19,051)		(48,446)		(80,080)		(53,573)		(1,345,554)		(1,787)		556,165		—

Net change in contract owners’ equity		(7,113)		(25,152)		(80,760)		(37,266)		(1,236,707)		45,645		605,357		—

Contract owners’ equity at beginning of period		140,852		166,004		96,685		133,951		1,236,707		1,191,062		2		2

Contract owners’ equity at end of period		$133,739		140,852		15,925		96,685		—		1,236,707		605,359		2

CHANGE IN UNITS**:

Beginning units		3,273		4,522		4,216		6,890		82,354		82,391		—		—

Units purchased		594		336		—		(1)		3,914		4,383		11,470		—

Units surrendered		(1,034)		(1,585)		(3,573)		(2,673)		(86,268)		(4,420)		(31)		—

Ending units		2,833		3,273		643		4,216		—		82,354		11,439		—

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	OVAG				OVGI				OVGR				OVGS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(9,148)		(8,795)		43,818		(10,723)		(18,506)		(16,972)		(37,652)		(50,588)

Realized gain (loss) on investments		(258,923)		(347,315)		(1,077,552)		(1,030,790)		438,961		85,485		(3,012,591)		(666,944)

Change in unrealized gain (loss) on investments		(1,578,790)		10,051,521		1,866,281		2,079,833		(264,745)		4,646,910		(1,066,175)		8,561,686

Reinvested capital gains		3,927,531		—		617,355		1,064,819		2,155,684		—		15,067,533		5,086,496

Net increase (decrease) in contract owners’ equity resulting from operations		2,080,670		9,695,411		1,449,902		2,103,139		2,311,394		4,715,423		10,951,115		12,930,650

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		1,071,216		1,099,163		6,730		6,002		4,251		843		1,108,882		1,363,816

Transfers between subaccounts, net		(425,365)		(105,685)		(733,289)		(854,638)		(1,701,487)		422,610		(48,532,449)		(2,692,594)

Surrenders (notes 2, 3, 4, 5, and 6)		(3,136,408)		(3,393,861)		(223,092)		(131,012)		(514,034)		(314,405)		(4,428,892)		(5,922,025)

Adjustments to maintain reserves		(2,625)		(65)		(40)		41		160		508		(7)		5

Net equity transactions		(2,493,182)		(2,400,448)		(949,691)		(979,607)		(2,211,110)		109,556		(51,852,466)		(7,250,798)

Net change in contract owners’ equity		(412,512)		7,294,963		500,211		1,123,532		100,284		4,824,979		(40,901,351)		5,679,852

Contract owners’ equity at beginning of period		48,506,252		41,211,289		10,064,372		8,940,840		18,586,950		13,761,971		88,011,000		82,331,148

Contract owners’ equity at end of period		$48,093,740		48,506,252		10,564,583		10,064,372		18,687,234		18,586,950		47,109,649		88,011,000

CHANGE IN UNITS**:

Beginning units		702,261		739,113		165,349		181,519		246,742		244,955		1,550,906		1,684,748

Units purchased		46,183		30,435		9		19,459		57		8,219		74,150		56,989

Units surrendered		(78,718)		(67,287)		(15,470)		(35,629)		(26,839)		(6,432)		(899,431)		(190,831)

Ending units		669,726		702,261		149,888		165,349		219,960		246,742		725,625		1,550,906

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	OVIG				OVSB				OVSC				JABS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$51,773		111,707		795,291		405,404		78,808		(9,024)		502,529		553,047

Realized gain (loss) on investments		(475,801)		(379,392)		(223,989)		(643,300)		531,757		622,901		2,352,103		1,961,485

Change in unrealized gain (loss) on investments		1,599,455		(1,520,993)		978,959		644,522		(2,935,912)		681,330		367,408		2,088,666

Reinvested capital gains		2,030,925		1,465,484		—		—		2,098,502		636,208		997,563		—

Net increase (decrease) in contract owners’ equity resulting from operations		3,206,352		(323,194)		1,550,261		406,626		(226,845)		1,931,415		4,219,603		4,603,198

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		361,234		482,714		140,539		134,095		519,465		342,700		323,910		667,917

Transfers between subaccounts, net		(234,286)		570,864		37,658		(155,030)		52,914,818		5,578,990		(2,531,407)		(153,353)

Surrenders (notes 2, 3, 4, 5, and 6)		(2,231,080)		(2,297,408)		742,469		(2,067,131)		(945,245)		(1,058,235)		(5,700,822)		(3,147,945)

Adjustments to maintain reserves		(80)		184		4		(2)		(9)		167		(114)		18

Net equity transactions		(2,104,212)		(1,243,646)		920,670		(2,088,068)		52,489,029		4,863,622		(7,908,433)		(2,633,363)

Net change in contract owners’ equity		1,102,140		(1,566,840)		2,470,931		(1,681,442)		52,262,184		6,795,037		(3,688,830)		1,969,835

Contract owners’ equity at beginning of period		21,094,940		22,661,780		11,787,244		13,468,686		18,783,134		11,988,097		34,257,730		32,287,895

Contract owners’ equity at end of period		$22,197,080		21,094,940		14,258,175		11,787,244		71,045,318		18,783,134		30,568,900		34,257,730

CHANGE IN UNITS**:

Beginning units		1,296,936		1,367,667		739,833		872,090		202,927		145,131		567,901		616,100

Units purchased		330,876		104,277		142,254		42,368		531,734		81,119		35,558		57,592

Units surrendered		(458,058)		(175,008)		(90,001)		(174,625)		(24,427)		(23,323)		(163,840)		(105,791)

Ending units		1,169,754		1,296,936		792,086		739,833		710,234		202,927		439,619		567,901

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	JACAS				JAEI				JAFBS				JAGSEI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$160,713		(4,802)		5,518		12,433		312,608		335,530		26		18

Realized gain (loss) on investments		14,877,662		1,947,290		142,149		7,855		(140,441)		(340,075)		146		1,128

Change in unrealized gain (loss) on investments		(13,266,043)		9,994,383		(123,364)		122,527		324,288		128,239		664		86

Reinvested capital gains		8,838,802		4,225,426		128,337		61,215		—		—		305		44

Net increase (decrease) in contract owners’ equity resulting from operations		10,611,134		16,162,297		152,640		204,030		496,455		123,694		1,141		1,276

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		578,137		709,733		134,328		86,880		36,064		79,184		240		431

Transfers between subaccounts, net		(63,942,170)		(1,114,742)		(560,265)		797,339		(1,400,371)		787,757		—		(2,991)

Surrenders (notes 2, 3, 4, 5, and 6)		(3,527,515)		(4,717,584)		(182,416)		(106,135)		(176,823)		(90,553)		(880)		(2,290)

Adjustments to maintain reserves		(50)		(64)		(1)		2		(20)		19		1		—

Net equity transactions		(66,891,598)		(5,122,657)		(608,354)		778,086		(1,541,150)		776,407		(639)		(4,850)

Net change in contract owners’ equity		(56,280,464)		11,039,640		(455,714)		982,116		(1,044,695)		900,101		502		(3,574)

Contract owners’ equity at beginning of period		68,879,996		57,840,356		2,328,093		1,345,977		8,237,012		7,336,911		6,896		10,470

Contract owners’ equity at end of period		$12,599,532		68,879,996		1,872,379		2,328,093		7,192,317		8,237,012		7,398		6,896

CHANGE IN UNITS**:

Beginning units		908,126		976,736		92,700		61,958		719,685		650,962		554		935

Units purchased		15,360		47,612		2,432		36,292		9,768		83,951		18		68

Units surrendered		(780,051)		(116,222)		(25,889)		(5,550)		(144,027)		(15,228)		(66)		(449)

Ending units		143,435		908,126		69,243		92,700		585,426		719,685		506		554

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	JAGTS				JAIGS				JAMGS				JAMVS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(4,558)		(12,416)		230,675		315,936		18,977		174,790		31,611		16,760

Realized gain (loss) on investments		1,228,361		2,752,985		10,817,064		400,158		749,501		(1,554,019)		2,233		2,606

Change in unrealized gain (loss) on investments		5,817,603		10,698,886		(5,222,007)		585,112		(1,034,703)		4,448,417		(109,177)		130,855

Reinvested capital gains		4,926,378		—		—		—		2,427,281		1,498,363		222,099		124,613

Net increase (decrease) in contract owners’ equity resulting from operations		11,967,784		13,439,455		5,825,732		1,301,206		2,161,056		4,567,551		146,766		274,834

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		1,147,718		1,217,871		436,114		550,756		561,061		585,760		730		1,437

Transfers between subaccounts, net		2,811,827		(4,446,899)		(22,901,418)		413,503		(2,651,581)		(2,652,935)		(1,851)		5

Surrenders (notes 2, 3, 4, 5, and 6)		(6,151,470)		(3,469,369)		(1,771,038)		(1,764,218)		(3,094,175)		(6,017,913)		(48,457)		(37,013)

Adjustments to maintain reserves		(61)		(159)		(19)		21		(151)		139		(14)		9

Net equity transactions		(2,191,986)		(6,698,556)		(24,236,361)		(799,938)		(5,184,846)		(8,084,949)		(49,592)		(35,562)

Net change in contract owners’ equity		9,775,798		6,740,899		(18,410,629)		501,268		(3,023,790)		(3,517,398)		97,174		239,272

Contract owners’ equity at beginning of period		50,411,881		43,670,982		24,076,177		23,574,909		31,601,774		35,119,172		2,420,975		2,181,703

Contract owners’ equity at end of period		$60,187,679		50,411,881		5,665,548		24,076,177		28,577,984		31,601,774		2,518,149		2,420,975

CHANGE IN UNITS**:

Beginning units		956,654		1,095,983		945,835		977,242		1,097,170		1,404,806		78,989		80,192

Units purchased		100,055		51,887		38,798		51,908		43,729		38,255		302		206

Units surrendered		(142,543)		(191,216)		(808,101)		(83,315)		(216,048)		(345,891)		(1,905)		(1,409)

Ending units		914,166		956,654		176,532		945,835		924,851		1,097,170		77,386		78,989

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	JAWGS				LZREMS				LPVCII				LVCLGI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1,082		145		279,649		327,190		3,473		1,026		—		—

Realized gain (loss) on investments		2,210		64		213,192		339,392		(2,376)		10,781		6,248		10,201

Change in unrealized gain (loss) on investments		14,633		(660)		3,269,679		7,560		(6,393)		(11,160)		(5,539)		70

Reinvested capital gains		15,321		—		—		—		22,007		10,940		7,982		3,975

Net increase (decrease) in contract owners’ equity resulting from operations		33,246		(451)		3,762,520		674,142		16,711		11,587		8,691		14,246

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		4,691		264		125,954		145,684		37,927		44,970		17,918		20,964

Transfers between subaccounts, net		93,622		93,515		(61,702)		(492,540)		28,766		60,096		28,435		60,666

Surrenders (notes 2, 3, 4, 5, and 6)		(7,714)		(392)		(748,180)		(608,478)		(33,060)		(1,361)		(20,318)		(1,228)

Adjustments to maintain reserves		1		—		(49)		50		(1)		(1)		1		—

Net equity transactions		90,600		93,387		(683,977)		(955,284)		33,632		103,704		26,036		80,402

Net change in contract owners’ equity		123,846		92,936		3,078,543		(281,142)		50,343		115,291		34,727		94,648

Contract owners’ equity at beginning of period		92,936		—		9,245,342		9,526,484		115,291		—		94,648		—

Contract owners’ equity at end of period		$216,782		92,936		12,323,885		9,245,342		165,634		115,291		129,375		94,648

CHANGE IN UNITS**:

Beginning units		8,250		—		634,770		707,034		10,166		—		7,874		—

Units purchased		8,411		8,284		17,314		271,800		5,793		10,288		3,907		7,979

Units surrendered		(705)		(34)		(54,934)		(344,064)		(2,990)		(122)		(1,872)		(105)

Ending units		15,956		8,250		597,150		634,770		12,969		10,166		9,909		7,874

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	SBVSG				BNCAI				LACCA2				LACDV2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(24,867)		(31,762)		(2,332)		3,186		(964)		(426)		54,428		217,490

Realized gain (loss) on investments		611,286		(2,778,555)		(291,704)		(111,368)		39,061		25,945		3,110,075		79,734

Change in unrealized gain (loss) on investments		(110,718)		3,012,539		(269,121)		217,244		(355,562)		47,819		(654,369)		1,046,449

Reinvested capital gains		1,183,746		716,027		308,626		12,835		292,151		17,248		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		1,659,447		918,249		(254,531)		121,897		(25,314)		90,586		2,510,134		1,343,673

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		192,391		357,101		(382)		5,441		2,901		(12)		365,189		278,861

Transfers between subaccounts, net		(6,818,503)		63,052		(1,574,041)		(282,593)		1,261,841		504,520		(20,726,184)		22,506,166

Surrenders (notes 2, 3, 4, 5, and 6)		(1,264,139)		(2,124,297)		(44,535)		(454,438)		(47,629)		(4,996)		(1,606,605)		(1,140,119)

Adjustments to maintain reserves		(100)		91		(18)		8		—		2		3,741		(483)

Net equity transactions		(7,890,351)		(1,704,053)		(1,618,976)		(731,582)		1,217,113		499,514		(21,963,859)		21,644,425

Net change in contract owners’ equity		(6,230,904)		(785,804)		(1,873,507)		(609,685)		1,191,799		590,100		(19,453,725)		22,988,098

Contract owners’ equity at beginning of period		21,619,507		22,405,311		2,824,936		3,434,621		590,100		—		22,988,098		—

Contract owners’ equity at end of period		$15,388,603		21,619,507		951,429		2,824,936		1,781,899		590,100		3,534,373		22,988,098

CHANGE IN UNITS**:

Beginning units		532,050		575,424		31,227		40,038		51,129		—		2,157,113		—

Units purchased		47,619		47,621		9		1,854		100,905		61,112		154,377		2,286,949

Units surrendered		(233,552)		(90,995)		(19,529)		(10,665)		(7,216)		(9,983)		(2,022,290)		(129,836)

Ending units		346,117		532,050		11,707		31,227		144,818		51,129		289,200		2,157,113

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LACI2				LACIP2				LACIPS				LACMV2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$44,353		20,765		1,989,581		925,600		—		229,451		235,406		266,900

Realized gain (loss) on investments		10,625		10,928		386,176		264,043		416,716		6,601		166,659		29,844

Change in unrealized gain (loss) on investments		493,711		(26,231)		(796,473)		(316,407)		23,721		(23,721)		(330,296)		267,156

Reinvested capital gains		—		—		—		—		—		—		1,069,364		237,640

Net increase (decrease) in contract owners’ equity resulting from operations		548,689		5,462		1,579,284		873,236		440,437		212,331		1,141,133		801,540

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		471		5,259		66,958		50,286		114,565		75,249		182,197		190,666

Transfers between subaccounts, net		1,032,773		3,378,460		(2,539,959)		27,998,271		(6,976,493)		6,874,589		(192,318)		12,984,638

Surrenders (notes 2, 3, 4, 5, and 6)		(63,028)		(96,428)		(1,370,324)		(626,042)		(479,448)		(261,230)		(984,153)		(946,766)

Adjustments to maintain reserves		(2)		6		(73)		72		135		—		(27)		28

Net equity transactions		970,214		3,287,297		(3,843,398)		27,422,587		(7,341,241)		6,688,608		(994,301)		12,228,566

Net change in contract owners’ equity		1,518,903		3,292,759		(2,264,114)		28,295,823		(6,900,804)		6,900,939		146,832		13,030,106

Contract owners’ equity at beginning of period		3,292,759		—		28,295,823		—		6,900,939		—		13,030,106		—

Contract owners’ equity at end of period		$4,811,662		3,292,759		26,031,709		28,295,823		135		6,900,939		13,176,938		13,030,106

CHANGE IN UNITS**:

Beginning units		328,868		—		2,738,546		—		668,067		—		1,220,160		—

Units purchased		96,148		350,596		171,769		3,128,090		14,235		697,039		48,480		1,398,742

Units surrendered		(9,975)		(21,728)		(544,387)		(389,544)		(682,290)		(28,972)		(136,016)		(178,582)

Ending units		415,041		328,868		2,365,928		2,738,546		12		668,067		1,132,624		1,220,160

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LACU2				LACV2				LJPMVS				LJPSCS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(16,510)		(11,535)		179,851		293,847		514,055		591,312		6,492		8,967

Realized gain (loss) on investments		578,252		263,716		475,818		218,065		488,589		1,070,095		46,525		50,083

Change in unrealized gain (loss) on investments		287,477		2,578,951		315,167		312,835		(4,010,314)		(3,138,558)		(37,384)		63,936

Reinvested capital gains		1,355,290		188,176		926,356		123,344		5,425,360		8,206,944		111,793		20,122

Net increase (decrease) in contract owners’ equity resulting from operations		2,204,509		3,019,308		1,897,192		948,091		2,417,690		6,729,793		127,426		143,108

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		(12,770)		—		94,143		98,675		406,429		588,835		90,953		71,599

Transfers between subaccounts, net		(2,149,686)		14,212,738		(1,118,182)		13,715,164		(2,089,429)		(635,352)		(52,894)		(74,380)

Surrenders (notes 2, 3, 4, 5, and 6)		(193,608)		(124,624)		(1,781,803)		(1,194,500)		(3,219,295)		(2,562,074)		(156,556)		(71,718)

Adjustments to maintain reserves		(61)		69		(49)		54		(253)		231		(6)		5

Net equity transactions		(2,356,125)		14,088,183		(2,805,891)		12,619,393		(4,902,548)		(2,608,360)		(118,503)		(74,494)

Net change in contract owners’ equity		(151,616)		17,107,491		(908,699)		13,567,484		(2,484,858)		4,121,433		8,923		68,614

Contract owners’ equity at beginning of period		17,107,491		—		13,567,484		—		54,202,822		50,081,389		1,341,112		1,272,498

Contract owners’ equity at end of period		$16,955,875		17,107,491		12,658,785		13,567,484		51,717,964		54,202,822		1,350,035		1,341,112

CHANGE IN UNITS**:

Beginning units		1,433,518		—		1,273,349		—		4,269,316		4,503,580		106,331		112,516

Units purchased		14,303		1,534,675		168,575		1,576,892		109,344		514,309		7,913		6,086

Units surrendered		(187,427)		(101,157)		(417,153)		(303,543)		(484,569)		(748,573)		(17,047)		(12,271)

Ending units		1,260,394		1,433,518		1,024,771		1,273,349		3,894,091		4,269,316		97,197		106,331

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LOVBD				LOVSDC				LOVTRC				M3GREI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$300,087		296,929		317,482		651,430		703,282		549,354		1,917		863

Realized gain (loss) on investments		(112,139)		(146,407)		(2,022)		(331,277)		(247,137)		(1,307,203)		(585)		(5,222)

Change in unrealized gain (loss) on investments		213,786		148,456		206,289		398,760		460,523		1,142,481		1,384		3,509

Reinvested capital gains		—		—		—		—		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		401,734		298,978		521,749		718,913		916,668		384,632		2,716		(850)

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		53,583		96,527		1,153,824		357,889		527,290		644,218		36,601		4,084

Transfers between subaccounts, net		(584,773)		498,763		(7,805,894)		932,315		2,818,546		(3,107,263)		25,352		(1,103)

Surrenders (notes 2, 3, 4, 5, and 6)		(116,117)		(202,790)		(1,294,595)		(862,452)		(794,700)		(2,939,925)		(983)		(831)

Adjustments to maintain reserves		(26)		28		(61)		64		(64)		58		(1)		(1)

Net equity transactions		(647,333)		392,528		(7,946,726)		427,816		2,551,072		(5,402,912)		60,969		2,149

Net change in contract owners’ equity		(245,599)		691,506		(7,424,977)		1,146,729		3,467,740		(5,018,280)		63,685		1,299

Contract owners’ equity at beginning of period		5,517,418		4,825,912		14,974,081		13,827,352		12,166,805		17,185,085		35,545		34,246

Contract owners’ equity at end of period		$5,271,819		5,517,418		7,549,104		14,974,081		15,634,545		12,166,805		99,230		35,545

CHANGE IN UNITS**:

Beginning units		385,149		359,846		1,263,119		1,224,463		1,074,481		1,558,558		3,834		3,594

Units purchased		101,672		62,777		502,980		176,654		407,936		102,540		7,400		435

Units surrendered		(148,459)		(37,474)		(1,164,928)		(137,998)		(195,051)		(586,617)		(896)		(195)

Ending units		338,362		385,149		601,171		1,263,119		1,287,366		1,074,481		10,338		3,834

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	M3GRES				MEGSS				MMCGSC				MNDIC
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$11,483		1,802		(2,199)		(2,827)		(5,369)		(5,239)		—		—

Realized gain (loss) on investments		(35,818)		(11,338)		151,541		93,846		222,243		(18,688)		(197,432)		(262,167)

Change in unrealized gain (loss) on investments		57,463		(55,251)		(362,248)		141,406		(837,838)		199,082		324,095		338,581

Reinvested capital gains		—		—		533,790		139,740		754,596		305,875		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		33,128		(64,787)		320,884		372,165		133,632		481,030		126,663		76,414

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		11,165		1,242		326,486		4,889		63,815		173,965		37,592		46,073

Transfers between subaccounts, net		(161,582)		1,079,706		450,001		915,105		92,435		435,583		(126,616)		(180,293)

Surrenders (notes 2, 3, 4, 5, and 6)		(36,514)		(3,682)		(158,937)		(328,739)		(199,700)		(226,753)		(69,942)		(53,787)

Adjustments to maintain reserves		—		1		(11)		10		(16)		17		—		(63)

Net equity transactions		(186,931)		1,077,267		617,539		591,265		(43,466)		382,812		(158,966)		(188,070)

Net change in contract owners’ equity		(153,803)		1,012,480		938,423		963,430		90,166		863,842		(32,303)		(111,656)

Contract owners’ equity at beginning of period		1,159,520		147,040		2,308,185		1,344,755		3,988,232		3,124,390		1,064,116		1,175,772

Contract owners’ equity at end of period		$1,005,717		1,159,520		3,246,608		2,308,185		4,078,398		3,988,232		1,031,813		1,064,116

CHANGE IN UNITS**:

Beginning units		126,860		15,607		166,528		127,326		198,491		177,600		32,550		38,384

Units purchased		19,712		111,639		78,274		127,876		56,139		55,508		817		1,191

Units surrendered		(39,980)		(386)		(35,487)		(88,674)		(58,380)		(34,617)		(5,427)		(7,025)

Ending units		106,592		126,860		209,315		166,528		196,250		198,491		27,940		32,550

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MNDSC				MV2EEI				MV2EES				MV2IGI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$7,985		6,085		70		48		9,218		6,867		15,606		19,131

Realized gain (loss) on investments		(369,621)		(223,516)		448		67		27,567		(26,248)		123,898		121,000

Change in unrealized gain (loss) on investments		978,755		447,088		1,393		(81)		92,959		49,455		(433,363)		183,580

Reinvested capital gains		—		—		23		—		3,722		—		822,669		479,555

Net increase (decrease) in contract owners’ equity resulting from operations		617,119		229,657		1,934		34		133,466		30,074		528,810		803,266

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		292,833		276,328		572		236		—		—		70,368		74,133

Transfers between subaccounts, net		(76,525)		918,714		113,797		(652)		374,564		65,060		(5,938,168)		128,512

Surrenders (notes 2, 3, 4, 5, and 6)		(119,202)		(56,412)		(34)		(18)		(4,240)		(2,916)		(329,766)		(329,408)

Adjustments to maintain reserves		—		1		(1)		(1)		1		1		—		—

Net equity transactions		97,106		1,138,631		114,334		(435)		370,325		62,145		(6,197,566)		(126,763)

Net change in contract owners’ equity		714,225		1,368,288		116,268		(401)		503,791		92,219		(5,668,756)		676,503

Contract owners’ equity at beginning of period		4,478,002		3,109,714		1,328		1,729		332,577		240,358		5,668,756		4,992,253

Contract owners’ equity at end of period		$5,192,227		4,478,002		117,596		1,328		836,368		332,577		—		5,668,756

CHANGE IN UNITS**:

Beginning units		141,803		104,833		122		177		31,132		25,021		166,488		170,469

Units purchased		16,613		38,986		7,970		23		28,082		6,617		2,601		7,919

Units surrendered		(12,418)		(2,016)		(2)		(78)		(343)		(506)		(169,089)		(11,900)

Ending units		145,998		141,803		8,090		122		58,871		31,132		—		166,488

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MV2RIS				MV3LMI				MV3LMS				MV3MVI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$210,869		85,335		105,032		615		528,245		1,987		6,780		5,112

Realized gain (loss) on investments		827,790		184,856		462		342		(3,144)		7		8,283		24,297

Change in unrealized gain (loss) on investments		1,694,040		(211,434)		(24,448)		(161)		(117,636)		231		(36,350)		11,682

Reinvested capital gains		—		—		—		—		—		—		59,007		17,237

Net increase (decrease) in contract owners’ equity resulting from operations		2,732,699		58,757		81,046		796		407,465		2,225		37,720		58,328

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		181,795		343,376		37,622		—		—		—		40,847		81,780

Transfers between subaccounts, net		9,638,149		537,360		2,273,683		1,828		12,433,606		55,323		130,420		65,247

Surrenders (notes 2, 3, 4, 5, and 6)		(610,871)		(255,193)		(26,855)		(207)		(88,857)		(3,125)		(45,641)		(91,406)

Adjustments to maintain reserves		(15)		19		(2)		—		—		—		—		(1)

Net equity transactions		9,209,058		625,562		2,284,448		1,621		12,344,749		52,198		125,626		55,620

Net change in contract owners’ equity		11,941,757		684,319		2,365,494		2,417		12,752,214		54,423		163,346		113,948

Contract owners’ equity at beginning of period		7,342,763		6,658,444		16,083		13,666		54,423		—		511,103		397,155

Contract owners’ equity at end of period		$19,284,520		7,342,763		2,381,577		16,083		12,806,637		54,423		674,449		511,103

CHANGE IN UNITS**:

Beginning units		488,746		454,968		1,470		1,315		4,997		—		24,218		21,406

Units purchased		723,883		172,721		206,572		174		1,122,022		5,287		9,544		8,058

Units surrendered		(157,173)		(138,943)		(2,353)		(19)		(12,351)		(290)		(3,607)		(5,246)

Ending units		1,055,456		488,746		205,689		1,470		1,114,668		4,997		30,155		24,218

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MV3MVS				MVBRES				MVFIC				MVFSC
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$22,884		20,742		21,832		15,451		185,821		186,851		1,061,552		1,207,654

Realized gain (loss) on investments		94,698		75,836		53,651		(31,471)		541,201		164,978		(1,371,023)		6,621,162

Change in unrealized gain (loss) on investments		(208,094)		88,990		(188,384)		417,107		(583,629)		40,276		4,088,448		(4,806,089)

Reinvested capital gains		263,867		91,591		631,148		174,865		864,445		846,252		6,425,082		7,060,107

Net increase (decrease) in contract owners’ equity resulting from operations		173,355		277,159		518,247		575,952		1,007,838		1,238,357		10,204,059		10,082,834

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		36,896		74,291		60,895		168,686		305,084		376,782		782,849		813,060

Transfers between subaccounts, net		1,198,276		(230,586)		41,392		358,183		(11,649,200)		(138,747)		(10,666,534)		(13,767,830)

Surrenders (notes 2, 3, 4, 5, and 6)		(407,964)		(98,392)		(110,689)		(60,742)		(907,942)		(963,126)		(6,182,291)		(9,000,803)

Adjustments to maintain reserves		(11)		11		(13)		13		1		280		741		(791)

Net equity transactions		827,197		(254,676)		(8,415)		466,140		(12,252,057)		(724,811)		(16,065,235)		(21,956,364)

Net change in contract owners’ equity		1,000,552		22,483		509,832		1,042,092		(11,244,219)		513,546		(5,861,176)		(11,873,530)

Contract owners’ equity at beginning of period		2,206,995		2,184,512		3,289,127		2,247,035		11,244,219		10,730,673		87,894,490		99,768,020

Contract owners’ equity at end of period		$3,207,547		2,206,995		3,798,959		3,289,127		—		11,244,219		82,033,314		87,894,490

CHANGE IN UNITS**:

Beginning units		128,560		144,344		97,277		83,014		154,441		164,503		2,593,917		3,280,321

Units purchased		79,564		16,055		4,293		24,370		3,648		5,763		75,232		266,560

Units surrendered		(31,772)		(31,839)		(4,460)		(10,107)		(158,089)		(15,825)		(521,065)		(952,964)

Ending units		176,352		128,560		97,110		97,277		—		154,441		2,148,084		2,593,917

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MVIGIC				MVIVSC				MVRBSS				MSEM
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$6,914		5,411		1,031,938		878,347		248,815		249,097		652,142		475,342

Realized gain (loss) on investments		50,371		5,679		3,173,155		2,003,219		16,006		(253,417)		(341,480)		(269,103)

Change in unrealized gain (loss) on investments		40,097		31,128		15,021,999		(648,790)		144,869		142,605		340,543		288,867

Reinvested capital gains		41,129		1,758		4,848,966		3,859,868		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		138,511		43,976		24,076,058		6,092,644		409,690		138,285		651,205		495,106

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		27,860		10,004		834,823		681,382		252,696		202,108		108,127		108,872

Transfers between subaccounts, net		(350)		102,170		(10,330,561)		(8,562,496)		2,140,084		756,580		(249,986)		(174,218)

Surrenders (notes 2, 3, 4, 5, and 6)		(29,760)		(82,012)		(5,068,581)		(3,895,326)		(1,383,724)		(192,663)		(309,433)		(530,829)

Adjustments to maintain reserves		—		2		(439)		296		(17)		20		(9)		7

Net equity transactions		(2,250)		30,164		(14,564,758)		(11,776,144)		1,009,039		766,045		(451,301)		(596,168)

Net change in contract owners’ equity		136,261		74,140		9,511,300		(5,683,500)		1,418,729		904,330		199,904		(101,062)

Contract owners’ equity at beginning of period		631,992		557,852		82,235,125		87,918,625		6,361,282		5,456,952		4,523,435		4,624,497

Contract owners’ equity at end of period		$768,253		631,992		91,746,425		82,235,125		7,780,011		6,361,282		4,723,339		4,523,435

CHANGE IN UNITS**:

Beginning units		42,829		41,208		1,974,249		2,257,951		572,579		503,937		97,187		110,612

Units purchased		2,852		8,571		93,568		157,061		236,512		211,252		7,248		4,595

Units surrendered		(2,695)		(6,950)		(410,312)		(440,763)		(154,336)		(142,610)		(16,222)		(18,020)

Ending units		42,986		42,829		1,657,505		1,974,249		654,755		572,579		88,213		97,187

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MSVEG				MSVMG				DTRTFB				EIF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(4,013)		(5,482)		8,790		(1,881)		24,824		54,374		293,988		300,039

Realized gain (loss) on investments		4,451,616		2,380,745		1,054,566		207,483		(16,778)		(13,664)		192,746		238,174

Change in unrealized gain (loss) on investments		(1,444,712)		1,771,878		(659,953)		422,063		36,014		(24,487)		2,388,380		346,208

Reinvested capital gains		—		—		—		—		—		—		754,470		674,470

Net increase (decrease) in contract owners’ equity resulting from operations		3,002,891		4,147,141		403,403		627,665		44,060		16,223		3,629,584		1,558,891

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		686,703		514,421		25		5,580		3,958		1,956		237,467		288,503

Transfers between subaccounts, net		(3,999,700)		(1,208,950)		(618,661)		6,402		38,090		75,031		59,106		(3,096)

Surrenders (notes 2, 3, 4, 5, and 6)		(1,292,828)		(979,265)		(110,087)		(63,401)		(18,463)		(22,563)		(848,435)		(911,499)

Adjustments to maintain reserves		(54)		53		(11)		9		(1)		1		(11)		22

Net equity transactions		(4,605,879)		(1,673,741)		(728,734)		(51,410)		23,584		54,425		(551,873)		(626,070)

Net change in contract owners’ equity		(1,602,988)		2,473,400		(325,331)		576,255		67,644		70,648		3,077,711		932,821

Contract owners’ equity at beginning of period		12,022,916		9,549,516		2,191,178		1,614,923		611,234		540,586		17,216,505		16,283,684

Contract owners’ equity at end of period		$10,419,928		12,022,916		1,865,847		2,191,178		678,878		611,234		20,294,216		17,216,505

CHANGE IN UNITS**:

Beginning units		158,683		184,587		39,666		41,589		57,626		52,587		339,115		351,849

Units purchased		9,525		18,717		8,396		6,252		4,439		9,269		8,883		8,330

Units surrendered		(66,878)		(44,621)		(18,144)		(8,175)		(2,420)		(4,230)		(18,551)		(21,064)

Ending units		101,330		158,683		29,918		39,666		59,645		57,626		329,447		339,115

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GBF				GEM				GIG				GVAAA2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$3,207,584		3,035,377		63,295		126,768		273,549		449,712		—		—

Realized gain (loss) on investments		37,938		(9,670,007)		(30,809)		(758,453)		1,025,373		444,334		249,525		42,302

Change in unrealized gain (loss) on investments		2,882,820		6,780,369		3,338,751		1,145,828		6,332,297		904,632		1,104,554		1,305,897

Reinvested capital gains		—		—		—		—		893,110		—		888,276		454,459

Net increase (decrease) in contract owners’ equity resulting from operations		6,128,342		145,739		3,371,237		514,143		8,524,329		1,798,678		2,242,355		1,802,658

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		4,033,945		3,113,173		407,263		286,271		717,186		474,718		303,499		341,784

Transfers between subaccounts, net		(6,476,858)		(40,200,441)		7,580,580		(939,850)		36,296,688		1,914,210		1,249,293		1,479,163

Surrenders (notes 2, 3, 4, 5, and 6)		(9,225,227)		(5,417,486)		(682,629)		(541,785)		(1,750,148)		(1,892,569)		(1,457,731)		(661,406)

Adjustments to maintain reserves		(278)		253		(7)		4		(113)		30		(2)		1

Net equity transactions		(11,668,418)		(42,504,501)		7,305,207		(1,195,360)		35,263,613		496,389		95,059		1,159,542

Net change in contract owners’ equity		(5,540,076)		(42,358,762)		10,676,444		(681,217)		43,787,942		2,295,067		2,337,414		2,962,200

Contract owners’ equity at beginning of period		92,161,762		134,520,524		9,594,522		10,275,739		18,321,077		16,026,010		14,425,753		11,463,553

Contract owners’ equity at end of period		$86,621,686		92,161,762		20,270,966		9,594,522		62,109,019		18,321,077		16,763,167		14,425,753

CHANGE IN UNITS**:

Beginning units		4,365,662		6,446,942		331,403		377,550		625,244		608,302		409,826		377,766

Units purchased		287,933		233,232		235,797		22,858		985,384		87,799		42,597		57,913

Units surrendered		(828,205)		(2,314,512)		(54,327)		(69,005)		(102,238)		(70,857)		(39,776)		(25,853)

Ending units		3,825,390		4,365,662		512,873		331,403		1,508,390		625,244		412,647		409,826

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVABD2				GVAGG2				GVAGI2				GVAGR2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$—		—		—		—		—		—		—		—

Realized gain (loss) on investments		(25,512)		(20,470)		281,953		253,005		243,039		203,692		1,082,506		527,834

Change in unrealized gain (loss) on investments		138,888		33,512		1,480,274		442,823		415,716		838,065		3,258,620		4,677,654

Reinvested capital gains		—		—		306,437		591,235		549,374		327,234		417,307		823,493

Net increase (decrease) in contract owners’ equity resulting from operations		113,376		13,042		2,068,664		1,287,063		1,208,129		1,368,991		4,758,433		6,028,981

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		73,806		72,027		145,810		173,879		365,438		97,304		592,024		305,328

Transfers between subaccounts, net		78,753		8,024		(171,100)		(150,752)		247,814		26,919		(194,571)		(73,907)

Surrenders (notes 2, 3, 4, 5, and 6)		(143,278)		(186,105)		(971,367)		(748,880)		(807,587)		(823,810)		(1,761,448)		(1,262,601)

Adjustments to maintain reserves		(2)		—		5		(23)		1		(1)		38		(36)

Net equity transactions		9,279		(106,054)		(996,652)		(725,776)		(194,334)		(699,588)		(1,363,957)		(1,031,216)

Net change in contract owners’ equity		122,655		(93,012)		1,072,012		561,287		1,013,795		669,403		3,394,476		4,997,765

Contract owners’ equity at beginning of period		1,699,349		1,792,361		10,320,467		9,759,180		6,698,640		6,029,237		24,749,062		19,751,297

Contract owners’ equity at end of period		$1,822,004		1,699,349		11,392,479		10,320,467		7,712,435		6,698,640		28,143,538		24,749,062

CHANGE IN UNITS**:

Beginning units		113,433		120,629		222,551		238,284		147,615		164,427		333,387		348,941

Units purchased		12,785		5,723		6,497		8,663		13,856		3,732		10,116		8,024

Units surrendered		(12,263)		(12,919)		(26,365)		(24,396)		(16,997)		(20,544)		(26,985)		(23,578)

Ending units		113,955		113,433		202,683		222,551		144,474		147,615		316,518		333,387

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVDMA				GVDMC				GVEX1				GVIDA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(59,179)		(57,798)		(15,385)		(11,512)		2,179,050		277,540		(43,430)		(38,759)

Realized gain (loss) on investments		(3,183,096)		(8,613,794)		(78,740)		(1,043,267)		2,007,772		(5,318,415)		161,804		(544,789)

Change in unrealized gain (loss) on investments		22,305,939		20,900,758		2,914,762		2,329,896		5,932,966		10,773,565		10,615,618		7,553,912

Reinvested capital gains		1,163,123		—		—		—		57,844		18,886		1,073,053		—

Net increase (decrease) in contract owners’ equity resulting from operations		20,226,787		12,229,166		2,820,637		1,275,117		10,177,632		5,751,576		11,807,045		6,970,364

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		2,546,816		2,860,281		435,099		488,531		1,262,234		417,409		801,769		972,910

Transfers between subaccounts, net		(1,565,310)		791,757		3,337,846		228,223		260,273,352		2,199,753		643,981		1,596,541

Surrenders (notes 2, 3, 4, 5, and 6)		(7,975,560)		(18,228,985)		(1,620,603)		(1,267,685)		(5,260,135)		(2,120,859)		(4,326,085)		(3,057,937)

Adjustments to maintain reserves		(174)		173		(187)		56		11		85		128		327

Net equity transactions		(6,994,228)		(14,576,774)		2,152,155		(550,875)		256,275,462		496,388		(2,880,207)		(488,159)

Net change in contract owners’ equity		13,232,559		(2,347,608)		4,972,792		724,242		266,453,094		6,247,964		8,926,838		6,482,205

Contract owners’ equity at beginning of period		118,560,992		120,908,600		21,386,527		20,662,285		29,619,589		23,371,625		60,147,274		53,665,069

Contract owners’ equity at end of period		$131,793,551		118,560,992		26,359,319		21,386,527		296,072,683		29,619,589		69,074,112		60,147,274

CHANGE IN UNITS**:

Beginning units		2,808,347		3,188,782		776,850		794,315		659,997		649,731		1,295,099		1,300,099

Units purchased		92,126		140,699		162,689		79,286		5,575,459		64,063		64,730		80,359

Units surrendered		(239,971)		(521,134)		(80,046)		(96,751)		(104,417)		(53,797)		(110,594)		(85,359)

Ending units		2,660,502		2,808,347		859,493		776,850		6,131,039		659,997		1,249,235		1,295,099

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

		GVIDC		GVIDM		GVIX2		HIBF
		2025	2024	2025	2024	2025	2024	2025	2024

Investment activity*:

Net investment income (loss)	$	(9,938)	(10,166)	(37,772)	(30,994)	251,704	202,579	635,697	1,097,662

Realized gain (loss) on investments		56,287	(468,236)	(1,120,597)	(3,629,046)	212,193	54,730	(956,068)	(546,930)

Change in unrealized gain (loss) on investments		1,160,461	958,424	11,725,479	9,588,074	1,314,539	(139,122)	1,055,047	589,239

Reinvested capital gains		—	—	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations		1,206,810	480,022	10,567,110	5,928,034	1,778,436	118,187	734,676	1,139,971

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		241,225	889,403	417,214	613,311	58,584	132,096	367,252	214,654

Transfers between subaccounts, net		2,239,327	(1,432,272)	3,170,468	154,208	(391,358)	717,209	(9,165,126)	(563,715)

Surrenders (notes 2, 3, 4, 5, and 6)		(649,242)	(629,302)	(3,791,045)	(5,674,729)	(138,248)	(130,140)	(991,930)	(1,686,298)

Adjustments to maintain reserves		(27)	29	(254)	104	2	(3)	5,889	(6,344)

Net equity transactions		1,831,283	(1,172,142)	(203,617)	(4,907,106)	(471,020)	719,162	(9,783,915)	(2,041,703)

Net change in contract owners’ equity		3,038,093	(692,120)	10,363,493	1,020,928	1,307,416	837,349	(9,049,239)	(901,732)

Contract owners’ equity at beginning of period		13,351,637	14,043,757	69,762,437	68,741,509	5,926,063	5,088,714	20,127,657	21,029,389

Contract owners’ equity at end of period	$	16,389,730	13,351,637	80,125,930	69,762,437	7,233,479	5,926,063	11,078,418	20,127,657

CHANGE IN UNITS**:

Beginning units		631,688	690,865	2,019,937	2,167,834	398,579	352,135	525,210	576,079

Units purchased		132,065	55,391	144,690	49,784	19,766	55,334	13,795	119,655

Units surrendered		(49,783)	(114,568)	(133,730)	(197,681)	(45,190)	(8,890)	(276,708)	(170,524)

Ending units		713,970	631,688	2,030,897	2,019,937	373,155	398,579	262,297	525,210

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	IDPG				IDPGI				MCIF				MSBF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$—		—		—		—		1,681,373		1,399,031		433,120		691,727

Realized gain (loss) on investments		(563)		(1,106)		137		(4)		2,268,759		(1,214,120)		(10,912)		(62,082)

Change in unrealized gain (loss) on investments		48,928		27,662		11,942		(3,691)		(3,475,823)		11,476,794		475,327		407,455

Reinvested capital gains		—		—		—		—		9,649,658		6,892,498		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		48,365		26,556		12,079		(3,695)		10,123,967		18,554,203		897,535		1,037,100

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		2,835		2,569		364		487		2,636,679		2,865,183		707,323		208,761

Transfers between subaccounts, net		(1,364)		101,456		—		128,992		(5,742,959)		(3,915,660)		1,583,326		624,024

Surrenders (notes 2, 3, 4, 5, and 6)		(9,355)		(3,546)		(4,502)		(716)		(7,315,586)		(14,810,369)		(950,433)		(694,914)

Adjustments to maintain reserves		—		(1)		—		—		(528)		491		(10)		10

Net equity transactions		(7,884)		100,478		(4,138)		128,763		(10,422,394)		(15,860,355)		1,340,206		137,881

Net change in contract owners’ equity		40,481		127,034		7,941		125,068		(298,427)		2,693,848		2,237,741		1,174,981

Contract owners’ equity at beginning of period		449,042		322,008		126,532		1,464		146,955,234		144,261,386		11,101,169		9,926,188

Contract owners’ equity at end of period		$489,523		449,042		134,473		126,532		146,656,807		146,955,234		13,338,910		11,101,169

CHANGE IN UNITS**:

Beginning units		26,646		20,909		8,365		104		1,454,077		1,677,604		320,750		316,402

Units purchased		270		6,270		30		8,331		89,887		174,637		67,300		32,911

Units surrendered		(729)		(533)		(296)		(70)		(208,427)		(398,164)		(29,029)		(28,563)

Ending units		26,187		26,646		8,099		8,365		1,335,537		1,454,077		359,021		320,750

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NCPG				NCPGI				NDES2				NFDIW1
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$—		—		—		—		—		—		18,780		—

Realized gain (loss) on investments		1,997		6,486		2,604		235		98		—		4,794		—

Change in unrealized gain (loss) on investments		16,509		12,518		16,458		2,520		739		—		670,361		—

Reinvested capital gains		4,282		—		54		—		268		—		58,966		—

Net increase (decrease) in contract owners’ equity resulting from operations		22,788		19,004		19,116		2,755		1,105		—		752,901		—

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		11,844		16,224		5,770		2,573		349		—		122,974		—

Transfers between subaccounts, net		(3,070)		(2,993)		1,254,982		—		4,784		—		38,190,892		—

Surrenders (notes 2, 3, 4, 5, and 6)		(7,565)		64,762		(3,462)		(1,826)		(1,061)		—		(328,285)		—

Adjustments to maintain reserves		(1)		—		—		—		—		—		(316)		—

Net equity transactions		1,208		77,993		1,257,290		747		4,072		—		37,985,265		—

Net change in contract owners’ equity		23,996		96,997		1,276,406		3,502		5,177		—		38,738,166		—

Contract owners’ equity at beginning of period		218,248		121,251		34,352		30,850		—		—		—		—

Contract owners’ equity at end of period		$242,244		218,248		1,310,758		34,352		5,177		—		38,738,166		—

CHANGE IN UNITS**:

Beginning units		12,665		7,833		2,215		2,166		—		—		—		—

Units purchased		809		5,659		75,806		187		430		—		3,075,601		—

Units surrendered		(727)		(827)		(759)		(138)		(77)		—		(25,588)		—

Ending units		12,747		12,665		77,262		2,215		353		—		3,050,013		—

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NJMDEY				NJMIM2				NJNDE2				NLCG2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$102		18		39,305		—		(13)		(2)		—		—

Realized gain (loss) on investments		692		108		(149)		—		371		363		25,075		—

Change in unrealized gain (loss) on investments		1,269		479		(43,800)		—		8,351		(174)		106,692		—

Reinvested capital gains		128		—		5,019		—		833		—		55,231		—

Net increase (decrease) in contract owners’ equity resulting from operations		2,191		605		375		—		9,542		187		186,998		—

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		14,635		565		14,194		—		—		—		81,685		—

Transfers between subaccounts, net		1,351		1,997		7,164,420		—		93,446		1,144		57,819,892		—

Surrenders (notes 2, 3, 4, 5, and 6)		(161)		(25)		(108,778)		—		(4,778)		(4)		(530,940)		—

Adjustments to maintain reserves		(1)		(1)		(1)		—		—		1		(121)		—

Net equity transactions		15,824		2,536		7,069,835		—		88,668		1,141		57,370,516		—

Net change in contract owners’ equity		18,015		3,141		7,070,210		—		98,210		1,328		57,557,514		—

Contract owners’ equity at beginning of period		3,141		—		—		—		2,341		1,013		—		—

Contract owners’ equity at end of period		$21,156		3,141		7,070,210		—		100,551		2,341		57,557,514		—

CHANGE IN UNITS**:

Beginning units		214		—		—		—		163		87		—		—

Units purchased		1,051		215		697,571		—		6,486		82		4,806,366		—

Units surrendered		(11)		(1)		(11,395)		—		(487)		(6)		(45,371)		—

Ending units		1,254		214		686,176		—		6,162		163		4,760,995		—

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NNASD1				NNASD2				NVAMV1				NVAMVX
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1,623		—		774		—		389,874		689,247		628,735		610,542

Realized gain (loss) on investments		4,489		—		1,349		—		599,893		659,758		1,557,731		898,432

Change in unrealized gain (loss) on investments		33,108		—		8,492		—		1,472,071		1,542,870		1,268,109		707,201

Reinvested capital gains		973		—		865		—		4,628,802		2,803,398		4,004,342		2,339,631

Net increase (decrease) in contract owners’ equity resulting from operations		40,193		—		11,480		—		7,090,640		5,695,273		7,458,917		4,555,806

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		92,785		—		1,926		—		242		—		953,308		995,404

Transfers between subaccounts, net		1,192,709		—		1,153,959		—		(372,953)		(301,360)		30,615,990		(318,311)

Surrenders (notes 2, 3, 4, 5, and 6)		(2,752)		—		(8,263)		—		(2,775,593)		(3,895,104)		(2,808,080)		(1,761,124)

Adjustments to maintain reserves		(1)		—		1		—		(2)		2		(45)		101

Net equity transactions		1,282,741		—		1,147,623		—		(3,148,306)		(4,196,462)		28,761,173		(1,083,930)

Net change in contract owners’ equity		1,322,934		—		1,159,103		—		3,942,334		1,498,811		36,220,090		3,471,876

Contract owners’ equity at beginning of period		—		—		—		—		39,899,052		38,400,241		33,703,112		30,231,236

Contract owners’ equity at end of period		$1,322,934		—		1,159,103		—		43,841,386		39,899,052		69,923,202		33,703,112

CHANGE IN UNITS**:

Beginning units		—		—		—		—		665,311		738,385		1,697,432		1,757,497

Units purchased		105,448		—		92,714		—		—		—		1,433,323		73,116

Units surrendered		(498)		—		(660)		—		(49,070)		(73,074)		(168,935)		(133,181)

Ending units		104,950		—		92,054		—		616,241		665,311		2,961,820		1,697,432

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVBX				NVCBD1				NVCCA1				NVCCN1
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$9,718,067		4,172,822		223,712		59,514		1,946		1,271		(1,579)		(802)

Realized gain (loss) on investments		(2,656,948)		(20,375,615)		(173,061)		(108,851)		250,426		156,521		52,846		(10,465)

Change in unrealized gain (loss) on investments		2,850,962		16,733,728		266,993		81,935		398,129		365,661		319,717		176,686

Reinvested capital gains		—		—		—		—		147,145		48,070		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		9,912,081		530,935		317,644		32,598		797,646		571,523		370,984		165,419

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		174,710		311,143		205,215		115,777		352,135		359,633		204,894		355,814

Transfers between subaccounts, net		2,977,108		(87,652,835)		5,133,983		(169,736)		309,169		(20,394)		1,133,558		123,005

Surrenders (notes 2, 3, 4, 5, and 6)		(5,229,275)		(11,394,640)		(789,322)		(207,801)		(521,323)		(500,147)		(349,138)		(370,858)

Adjustments to maintain reserves		(689)		567		935		(1)		2		3		3		5

Net equity transactions		(2,078,146)		(98,735,765)		4,550,811		(261,761)		139,983		(160,905)		989,317		107,966

Net change in contract owners’ equity		7,833,935		(98,204,830)		4,868,455		(229,163)		937,629		410,618		1,360,301		273,385

Contract owners’ equity at beginning of period		151,498,090		249,702,920		1,835,239		2,064,402		5,250,597		4,839,979		3,614,753		3,341,368

Contract owners’ equity at end of period		$159,332,025		151,498,090		6,703,694		1,835,239		6,188,226		5,250,597		4,975,054		3,614,753

CHANGE IN UNITS**:

Beginning units		13,516,399		22,507,161		117,315		133,777		188,695		195,893		201,507		195,405

Units purchased		500,526		1,569,937		341,856		13,514		27,443		20,477		79,107		37,914

Units surrendered		(693,931)		(10,560,699)		(58,250)		(29,976)		(22,863)		(27,675)		(26,383)		(31,812)

Ending units		13,322,994		13,516,399		400,921		117,315		193,275		188,695		254,231		201,507

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVCMA1				NVCMC1				NVCMD1				NVCRA1
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(2,331)		(2,986)		132		252		(3,865)		(3,691)		1,105		271

Realized gain (loss) on investments		248,889		171,421		64,699		22,405		83,094		316,304		562,834		41,950

Change in unrealized gain (loss) on investments		1,277,781		1,000,508		142,244		154,998		716,748		335,556		626,141		716,647

Reinvested capital gains		199,266		173,047		29,105		2,719		159,416		99,365		42,812		62,988

Net increase (decrease) in contract owners’ equity resulting from operations		1,723,605		1,341,990		236,180		180,374		955,393		747,534		1,232,892		821,856

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		138,724		237,621		118,822		183,213		128,499		163,739		467,099		663,317

Transfers between subaccounts, net		(147,454)		18,564		32,496		(89,953)		(171,368)		(42,189)		164,408		201,501

Surrenders (notes 2, 3, 4, 5, and 6)		(784,883)		(495,536)		(192,662)		(221,000)		(592,821)		(3,463,362)		(841,471)		(494,804)

Adjustments to maintain reserves		(13)		14		(3)		2		(11)		12		(8)		1

Net equity transactions		(793,626)		(239,337)		(41,347)		(127,738)		(635,701)		(3,341,800)		(209,972)		370,015

Net change in contract owners’ equity		929,979		1,102,653		194,833		52,636		319,692		(2,594,266)		1,022,920		1,191,871

Contract owners’ equity at beginning of period		10,985,917		9,883,264		2,246,729		2,194,093		7,514,634		10,108,900		6,591,968		5,400,097

Contract owners’ equity at end of period		$11,915,896		10,985,917		2,441,562		2,246,729		7,834,326		7,514,634		7,614,888		6,591,968

CHANGE IN UNITS**:

Beginning units		353,626		357,751		102,911		108,710		275,798		419,837		199,655		189,221

Units purchased		9,325		20,910		16,087		16,116		7,959		11,158		28,717		31,060

Units surrendered		(32,765)		(25,035)		(19,674)		(21,915)		(31,191)		(155,197)		(34,733)		(20,626)

Ending units		330,186		353,626		99,324		102,911		252,566		275,798		193,639		199,655

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVCRB1				NVDBL2				NVDCA2				NVDCAP
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$2,220		1,414		—		—		—		—		—		—

Realized gain (loss) on investments		129,414		71,060		(4,603)		(29,965)		(8,297)		(22,895)		(7,872)		(8,163)

Change in unrealized gain (loss) on investments		743,220		532,993		181,486		138,094		82,419		77,408		53,064		30,925

Reinvested capital gains		165,362		64,578		—		—		8,450		—		5,377		—

Net increase (decrease) in contract owners’ equity resulting from operations		1,040,216		670,045		176,883		108,129		82,572		54,513		50,569		22,762

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		822,993		1,018,842		15,121		17,475		4,403		4,542		24,604		25,984

Transfers between subaccounts, net		(28,331)		(481,094)		(8,131)		6,902		—		(7,208)		84,576		(11,036)

Surrenders (notes 2, 3, 4, 5, and 6)		(783,459)		(777,936)		(45,589)		(246,656)		(53,988)		(51,553)		(14,078)		(7,802)

Adjustments to maintain reserves		(8)		6		1		—		—		(1)		(1)		1

Net equity transactions		11,195		(240,182)		(38,598)		(222,279)		(49,585)		(54,220)		95,101		7,147

Net change in contract owners’ equity		1,051,411		429,863		138,285		(114,150)		32,987		293		145,670		29,909

Contract owners’ equity at beginning of period		8,081,651		7,651,788		1,384,386		1,498,536		540,771		540,478		242,268		212,359

Contract owners’ equity at end of period		$9,133,062		8,081,651		1,522,671		1,384,386		573,758		540,771		387,938		242,268

CHANGE IN UNITS**:

Beginning units		341,889		353,113		52,112		60,804		15,449		17,058		18,715		18,155

Units purchased		41,787		55,598		1,610		1,085		119		134		8,738		2,807

Units surrendered		(40,042)		(66,822)		(2,985)		(9,777)		(1,401)		(1,743)		(1,592)		(2,247)

Ending units		343,634		341,889		50,737		52,112		14,167		15,449		25,861		18,715

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVFIII				NVGEII				NVIDMP				NVIE6
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$4,064		3,493		3,695		3,189		—		—		2,571		5,676

Realized gain (loss) on investments		(1,089)		(331)		14,484		2,119		(70,187)		(165,516)		3,739		2,210

Change in unrealized gain (loss) on investments		4,826		(2,155)		28,281		26,207		1,093,527		701,518		74,830		16,729

Reinvested capital gains		—		—		280		—		—		—		12,256		—

Net increase (decrease) in contract owners’ equity resulting from operations		7,801		1,007		46,740		31,515		1,023,340		536,002		93,396		24,615

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		1,379		3,766		2,982		4,110		1,120,764		777,098		—		—

Transfers between subaccounts, net		479		—		5,352		72,885		(3,580)		307,505		—		—

Surrenders (notes 2, 3, 4, 5, and 6)		(6,046)		(2,497)		(37,041)		(14,815)		(766,588)		(660,335)		(9,364)		(6,170)

Adjustments to maintain reserves		1		—		—		(1)		(437)		3		(1)		—

Net equity transactions		(4,187)		1,269		(28,707)		62,179		350,159		424,271		(9,365)		(6,170)

Net change in contract owners’ equity		3,614		2,276		18,033		93,694		1,373,499		960,273		84,031		18,445

Contract owners’ equity at beginning of period		126,113		123,837		279,741		186,047		6,805,911		5,845,638		242,945		224,500

Contract owners’ equity at end of period		$129,727		126,113		297,774		279,741		8,179,410		6,805,911		326,976		242,945

CHANGE IN UNITS**:

Beginning units		12,429		12,303		15,669		12,043		548,277		514,127		14,218		14,585

Units purchased		195		389		402		4,497		122,214		145,186		—		—

Units surrendered		(600)		(263)		(1,936)		(871)		(95,918)		(111,036)		(448)		(367)

Ending units		12,024		12,429		14,135		15,669		574,573		548,277		13,770		14,218

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVIX				NVMIVX				NVMLG1				NVMMG1
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$3,893,225		1,677,907		131,820		381,682		1,489,251		261,492		(1,264)		364

Realized gain (loss) on investments		8,366,293		1,209,170		298,098		252,826		997,817		695,155		(1,659,553)		(3,073,850)

Change in unrealized gain (loss) on investments		9,647,548		(1,413,672)		1,706,856		(363,532)		(2,399,157)		3,969,553		3,720,881		10,313,105

Reinvested capital gains		—		—		—		—		5,195,972		2,627,791		451,833		—

Net increase (decrease) in contract owners’ equity resulting from operations		21,907,066		1,473,405		2,136,774		270,976		5,283,883		7,553,991		2,511,897		7,239,619

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		873,217		814,344		124,759		118,436		584,274		484,213		1,027,707		1,150,063

Transfers between subaccounts, net		16,003,208		6,634,246		81,230		(364,215)		9,178,552		1,508,588		(499,105)		(1,519,972)

Surrenders (notes 2, 3, 4, 5, and 6)		(6,215,550)		(7,840,732)		(513,958)		(504,214)		(2,222,562)		(1,648,687)		(3,467,490)		(3,072,908)

Adjustments to maintain reserves		(134)		156		(3)		19		(44)		45		(12)		1

Net equity transactions		10,660,741		(391,986)		(307,972)		(749,974)		7,540,220		344,159		(2,938,900)		(3,442,816)

Net change in contract owners’ equity		32,567,807		1,081,419		1,828,802		(478,998)		12,824,103		7,898,150		(427,003)		3,796,803

Contract owners’ equity at beginning of period		49,168,617		48,087,198		6,150,984		6,629,982		36,440,625		28,542,475		43,890,061		40,093,258

Contract owners’ equity at end of period		$81,736,424		49,168,617		7,979,786		6,150,984		49,264,728		36,440,625		43,463,058		43,890,061

CHANGE IN UNITS**:

Beginning units		3,334,506		3,361,869		415,156		467,350		481,485		474,561		1,150,323		1,245,203

Units purchased		1,574,023		627,419		25,396		12,449		151,237		67,810		46,557		42,790

Units surrendered		(666,285)		(654,782)		(42,205)		(64,643)		(62,801)		(60,886)		(121,107)		(137,670)

Ending units		4,242,244		3,334,506		398,347		415,156		569,921		481,485		1,075,773		1,150,323

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVMMV1				NVMMV2				NVNMO1				NVNSR1
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$70,602		102,596		110,478		131,187		107,232		97,232		1,915		553

Realized gain (loss) on investments		(327,439)		(560,106)		(313,578)		(199,648)		77,779		158,629		(17,472)		(3,344)

Change in unrealized gain (loss) on investments		(201,239)		1,070,195		(510,602)		892,851		(322,521)		(3,495,177)		13,409		(7,681)

Reinvested capital gains		632,235		175,558		983,750		228,221		2,588,814		7,522,808		7,339		27,609

Net increase (decrease) in contract owners’ equity resulting from operations		174,159		788,243		270,048		1,052,611		2,451,304		4,283,492		5,191		17,137

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		336,827		636,253		225,142		241,158		293,158		308,897		6,427		7,843

Transfers between subaccounts, net		(1,334,914)		(890,998)		(13,151)		(30,082)		(950,021)		(22,775)		(22,384)		1,253

Surrenders (notes 2, 3, 4, 5, and 6)		(1,005,564)		(1,093,411)		(1,213,330)		(818,478)		(2,839,254)		(1,608,154)		(27,764)		(14,983)

Adjustments to maintain reserves		(28)		23		2		(1)		(214)		(1)		(1)		(1)

Net equity transactions		(2,003,679)		(1,348,133)		(1,001,337)		(607,403)		(3,496,331)		(1,322,033)		(43,722)		(5,888)

Net change in contract owners’ equity		(1,829,520)		(559,890)		(731,289)		445,208		(1,045,027)		2,961,459		(38,531)		11,249

Contract owners’ equity at beginning of period		9,594,527		10,154,417		12,961,450		12,516,242		23,358,977		20,397,518		212,107		200,858

Contract owners’ equity at end of period		$7,765,007		9,594,527		12,230,161		12,961,450		22,313,950		23,358,977		173,576		212,107

CHANGE IN UNITS**:

Beginning units		254,365		291,959		346,343		362,825		526,102		558,080		5,830		5,966

Units purchased		16,361		22,517		9,606		12,776		8,820		9,299		423		514

Units surrendered		(69,457)		(60,111)		(36,504)		(29,258)		(85,724)		(41,277)		(1,561)		(650)

Ending units		201,269		254,365		319,445		346,343		449,198		526,102		4,692		5,830

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVOLG1				NVRE1				NVSIX2				NVSIXD
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$3,034,917		3,690,916		553,496		755,354		38,572		26,207		8,865		4,472

Realized gain (loss) on investments		10,498,378		5,656,445		772,039		927,859		174,834		211,640		19,720		6,142

Change in unrealized gain (loss) on investments		38,754,813		52,653,676		(1,508,606)		1,714,314		120,616		25,969		51,095		17,908

Reinvested capital gains		—		—		388,413		—		137,153		29,401		23,454		3,136

Net increase (decrease) in contract owners’ equity resulting from operations		52,288,108		62,001,037		205,342		3,397,527		471,175		293,217		103,134		31,658

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		4,492,747		4,893,820		680,479		744,530		73,500		90,461		100,827		78,130

Transfers between subaccounts, net		(3,460,084)		(3,639,662)		2,231,789		(1,013,297)		1,971,111		308,754		228,463		28,936

Surrenders (notes 2, 3, 4, 5, and 6)		(24,760,803)		(25,646,760)		(2,620,307)		(2,735,054)		(379,898)		(314,367)		(9,437)		(6,379)

Adjustments to maintain reserves		(24,429)		279		(49)		45		(4)		6		(1)		(1)

Net equity transactions		(23,752,569)		(24,392,323)		291,912		(3,003,776)		1,664,709		84,854		319,852		100,686

Net change in contract owners’ equity		28,535,539		37,608,714		497,254		393,751		2,135,884		378,071		422,986		132,344

Contract owners’ equity at beginning of period		318,889,484		281,280,770		32,632,011		32,238,260		3,009,102		2,631,031		333,720		201,376

Contract owners’ equity at end of period		$347,425,023		318,889,484		33,129,265		32,632,011		5,144,986		3,009,102		756,706		333,720

CHANGE IN UNITS**:

Beginning units		3,808,538		4,126,825		1,070,491		1,163,714		126,950		119,047		17,818		11,973

Units purchased		84,116		82,593		102,909		105,509		101,256		36,408		18,594		6,225

Units surrendered		(344,389)		(400,880)		(124,859)		(198,732)		(25,910)		(28,505)		(513)		(380)

Ending units		3,548,265		3,808,538		1,048,541		1,070,491		202,296		126,950		35,899		17,818

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVSTB1				NVSTB2				NVTIV3				SAM
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$10,622,076		9,924,187		61,184		79,368		25,265		72,799		1,443,162		2,018,983

Realized gain (loss) on investments		(389,262)		(512,071)		(29,125)		(27,798)		55,969		18,767		—		—

Change in unrealized gain (loss) on investments		3,199,765		1,736,234		61,873		54,609		321,594		(46,971)		—		—

Reinvested capital gains		—		—		—		—		—		—		34		—

Net increase (decrease) in contract owners’ equity resulting from operations		13,432,579		11,148,350		93,932		106,179		402,828		44,595		1,443,196		2,018,983

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		2,129,876		592,754		100,851		124,984		6,621		14,241		3,768,993		5,176,886

Transfers between subaccounts, net		13,095,429		105,818,426		(90,271)		(2,633)		214,795		189,481		1,127,851		(1,348,828)

Surrenders (notes 2, 3, 4, 5, and 6)		(5,535,608)		(4,316,991)		(532,244)		(522,071)		(82,158)		(264,829)		(8,242,180)		(10,388,695)

Adjustments to maintain reserves		(737)		648		(5)		6		2		—		543		20

Net equity transactions		9,688,960		102,094,837		(521,669)		(399,714)		139,260		(61,107)		(3,344,793)		(6,560,617)

Net change in contract owners’ equity		23,121,539		113,243,187		(427,737)		(293,535)		542,088		(16,512)		(1,901,597)		(4,541,634)

Contract owners’ equity at beginning of period		234,835,557		121,592,370		1,948,243		2,241,778		1,095,536		1,112,048		38,246,900		42,788,534

Contract owners’ equity at end of period		$257,957,096		234,835,557		1,520,506		1,948,243		1,637,624		1,095,536		36,345,303		38,246,900

CHANGE IN UNITS**:

Beginning units		17,049,275		9,295,579		145,224		175,559		60,622		61,369		2,314,448		2,715,721

Units purchased		1,333,336		8,147,957		7,702		9,139		16,830		27,779		449,080		346,557

Units surrendered		(657,323)		(394,261)		(45,427)		(39,474)		(4,721)		(28,526)		(646,933)		(747,830)

Ending units		17,725,288		17,049,275		107,499		145,224		72,731		60,622		2,116,595		2,314,448

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	SAM5				SCF				SCGF				SCVF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$20,213,661		28,151,737		521,067		44,813		(18,050)		(17,229)		502,948		309,595

Realized gain (loss) on investments		—		—		(440,054)		(244,514)		(283,192)		546,704		1,056,074		(164,729)

Change in unrealized gain (loss) on investments		—		—		1,131,268		5,437,130		3,890,561		5,620,529		(3,569,907)		2,172,933

Reinvested capital gains		458		—		3,926,802		1,629,384		2,289,081		—		2,868,926		399,364

Net increase (decrease) in contract owners’ equity resulting from operations		20,214,119		28,151,737		5,139,083		6,866,813		5,878,400		6,150,004		858,041		2,717,163

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		29,247,846		34,658,715		664,697		804,792		679,984		711,476		695,559		851,839

Transfers between subaccounts, net		(39,436,207)		13,830,851		(3,374,233)		(522,521)		2,144,479		(925,072)		(1,022,304)		(1,311,270)

Surrenders (notes 2, 3, 4, 5, and 6)		(70,938,038)		(31,145,938)		(3,462,927)		(3,591,694)		(1,367,479)		(1,592,336)		(2,982,806)		(3,044,636)

Adjustments to maintain reserves		(995)		1,119		(82)		17		(63)		69		(48)		44

Net equity transactions		(81,127,394)		17,344,747		(6,172,545)		(3,309,406)		1,456,921		(1,805,863)		(3,309,599)		(3,504,023)

Net change in contract owners’ equity		(60,913,275)		45,496,484		(1,033,462)		3,557,407		7,335,321		4,344,141		(2,451,558)		(786,860)

Contract owners’ equity at beginning of period		580,313,318		534,816,834		57,516,631		53,959,224		34,420,636		30,076,495		43,960,704		44,747,564

Contract owners’ equity at end of period		$519,400,043		580,313,318		56,483,169		57,516,631		41,755,957		34,420,636		41,509,146		43,960,704

CHANGE IN UNITS**:

Beginning units		43,768,868		42,314,172		542,675		582,681		487,429		516,634		461,738		501,422

Units purchased		10,239,638		9,070,078		14,096		31,009		98,213		39,147		23,309		18,281

Units surrendered		(16,327,303)		(7,615,382)		(75,177)		(71,015)		(77,215)		(68,352)		(57,296)		(57,965)

Ending units		37,681,203		43,768,868		481,594		542,675		508,427		487,429		427,751		461,738

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	TRF				AMCG				AMMCGS				AMRI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$466,195		535,770		(1,550)		(1,622)		—		—		250		450

Realized gain (loss) on investments		1,669,627		1,161,614		87,795		22,885		(43,512)		(834)		1,017		572

Change in unrealized gain (loss) on investments		1,757,384		2,778,953		(153,135)		248,192		(148,103)		148,691		(958)		2,472

Reinvested capital gains		4,085,164		1,840,438		157,702		89,245		248,739		75,942		5,858		2,027

Net increase (decrease) in contract owners’ equity resulting from operations		7,978,370		6,316,775		90,812		358,700		57,124		223,799		6,167		5,521

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		1,358,568		1,745,995		5		—		317,437		25,669		—		—

Transfers between subaccounts, net		(1,056,059)		(73,242)		(106,295)		(144,650)		(44,804)		237,499		(10,248)		(6,326)

Surrenders (notes 2, 3, 4, 5, and 6)		(4,810,609)		(4,552,609)		(252,252)		(111,133)		(67,055)		(96,804)		(526)		(619)

Adjustments to maintain reserves		(7)		51		(4)		3		—		(24)		—		1

Net equity transactions		(4,508,107)		(2,879,805)		(358,546)		(255,780)		205,578		166,340		(10,774)		(6,944)

Net change in contract owners’ equity		3,470,263		3,436,970		(267,734)		102,920		262,702		390,139		(4,607)		(1,423)

Contract owners’ equity at beginning of period		50,457,861		47,020,891		1,530,336		1,427,416		1,326,933		936,794		64,081		65,504

Contract owners’ equity at end of period		$53,928,124		50,457,861		1,262,602		1,530,336		1,589,635		1,326,933		59,474		64,081

CHANGE IN UNITS**:

Beginning units		811,144		859,126		20,180		23,321		52,591		45,950		2,063		2,295

Units purchased		25,989		38,483		1,869		792		12,527		11,175		—		—

Units surrendered		(94,083)		(86,465)		(6,244)		(3,933)		(5,247)		(4,534)		(347)		(232)

Ending units		743,050		811,144		15,805		20,180		59,871		52,591		1,716		2,063

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AMSRS				AMTB				DWVEMS				DWVSVS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(48)		6,275		204,093		218,839		54,327		98,222		103,090		146,750

Realized gain (loss) on investments		166,605		79,017		8,634		(100,666)		51,024		6,878		156,905		(621,791)

Change in unrealized gain (loss) on investments		39,737		416,872		954		103,137		3,655,730		106,898		(125,113)		1,528,775

Reinvested capital gains		164,962		136,256		—		—		11,259		—		771,745		625,498

Net increase (decrease) in contract owners’ equity resulting from operations		371,256		638,420		213,681		221,310		3,772,340		211,998		906,627		1,679,232

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		39,656		38,614		226,379		70,050		11,803		11,366		330,719		375,009

Transfers between subaccounts, net		6,653		(55,837)		(60,223)		683,710		(33,937)		(16,151)		(1,567,195)		(3,138,233)

Surrenders (notes 2, 3, 4, 5, and 6)		(473,485)		(197,542)		(448,041)		(350,445)		(164,876)		(49,273)		(724,642)		(4,489,282)

Adjustments to maintain reserves		(1)		(1)		(3,587)		216		3		28		(81)		72

Net equity transactions		(427,177)		(214,766)		(285,472)		403,531		(187,007)		(54,030)		(1,961,199)		(7,252,434)

Net change in contract owners’ equity		(55,921)		423,654		(71,791)		624,841		3,585,333		157,968		(1,054,572)		(5,573,202)

Contract owners’ equity at beginning of period		2,956,608		2,532,954		3,956,022		3,331,181		4,792,890		4,634,922		12,955,496		18,528,698

Contract owners’ equity at end of period		$2,900,687		2,956,608		3,884,231		3,956,022		8,378,223		4,792,890		11,900,924		12,955,496

CHANGE IN UNITS**:

Beginning units		34,188		36,858		268,869		240,203		324,972		328,588		453,339		719,235

Units purchased		745		759		13,126		55,395		472		778		29,210		17,251

Units surrendered		(5,443)		(3,429)		(32,269)		(26,729)		(10,577)		(4,394)		(96,377)		(283,147)

Ending units		29,490		34,188		249,726		268,869		314,867		324,972		386,172		453,339

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	WRASP				WRGP				WRHIP				WRMCG
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$81,887		115,318		(4,978)		(6,066)		773,915		766,143		(2,285)		(4,646)

Realized gain (loss) on investments		72,000		84,812		548,539		(57,393)		(127,826)		(561,749)		(226,992)		(138,277)

Change in unrealized gain (loss) on investments		408,394		278,006		(1,091,343)		601,766		140,894		507,284		(361,900)		116,351

Reinvested capital gains		433,058		232,487		1,082,530		1,006,953		4,453		—		605,974		130,285

Net increase (decrease) in contract owners’ equity resulting from operations		995,339		710,623		534,748		1,545,260		791,436		711,678		14,797		103,713

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		197,348		251,632		(621)		730		105,752		190,712		28,175		80,053

Transfers between subaccounts, net		(43,044)		(133,052)		(1,844,029)		(240,744)		(832,624)		(725,407)		(800,253)		(1,631,667)

Surrenders (notes 2, 3, 4, 5, and 6)		(509,863)		(656,798)		(192,546)		(235,854)		(595,170)		(605,338)		(161,694)		(384,700)

Adjustments to maintain reserves		(1)		44		(24)		21		(50)		(1)		(19)		(48)

Net equity transactions		(355,560)		(538,174)		(2,037,220)		(475,847)		(1,322,092)		(1,140,034)		(933,791)		(1,936,362)

Net change in contract owners’ equity		639,779		172,449		(1,502,472)		1,069,413		(530,656)		(428,356)		(918,994)		(1,832,649)

Contract owners’ equity at beginning of period		6,109,104		5,936,655		7,885,290		6,815,877		11,475,085		11,903,441		2,898,243		4,730,892

Contract owners’ equity at end of period		$6,748,883		6,109,104		6,382,818		7,885,290		10,944,429		11,475,085		1,979,249		2,898,243

CHANGE IN UNITS**:

Beginning units		244,434		267,334		77,884		83,437		634,036		697,583		80,446		134,315

Units purchased		9,208		11,894		491		1,849		91,471		25,676		1,751		10,053

Units surrendered		(22,228)		(34,794)		(20,154)		(7,402)		(161,840)		(89,223)		(28,000)		(63,922)

Ending units		231,414		244,434		58,221		77,884		563,667		634,036		54,197		80,446

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	WRSTP				NOTB3				NOTG3				NOTMG3
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$6,023		567		2,167		1,818		—		1,292		2,522		3,491

Realized gain (loss) on investments		1,697,387		231,083		(1,653)		(24,476)		(8,886)		(2,319)		1,848		(25,841)

Change in unrealized gain (loss) on investments		586,806		2,440,670		4,990		26,852		10,026		5,044		5,732		32,185

Reinvested capital gains		2,153,681		339,938		—		—		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		4,443,897		3,012,258		5,504		4,194		1,140		4,017		10,102		9,835

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		971,189		1,010,146		3,107		4,894		288		3,456		2,004		3,578

Transfers between subaccounts, net		(353,273)		1,541,418		14,102		(11,137)		(58,925)		—		(41,906)		(260)

Surrenders (notes 2, 3, 4, 5, and 6)		(1,738,065)		(1,178,341)		(25,351)		(5,582)		(208)		(2,407)		(11,168)		(6,696)

Adjustments to maintain reserves		(18)		20		(1)		—		—		—		—		—

Net equity transactions		(1,120,167)		1,373,243		(8,143)		(11,825)		(58,845)		1,049		(51,070)		(3,378)

Net change in contract owners’ equity		3,323,730		4,385,501		(2,639)		(7,631)		(57,705)		5,066		(40,968)		6,457

Contract owners’ equity at beginning of period		14,167,919		9,782,418		59,757		67,388		57,705		52,639		136,915		130,458

Contract owners’ equity at end of period		$17,491,649		14,167,919		57,118		59,757		—		57,705		95,947		136,915

CHANGE IN UNITS**:

Beginning units		188,950		170,430		4,007		4,788		3,578		3,513		8,531		8,745

Units purchased		20,065		39,127		1,814		437		17		218		158		285

Units surrendered		(34,542)		(20,607)		(2,305)		(1,218)		(3,595)		(153)		(3,266)		(499)

Ending units		174,473		188,950		3,516		4,007		—		3,578		5,423		8,531

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MNVFRI				MNVFRS				PMVAAA				PMVFBA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$289,841		209,214		83,372		72,685		177,609		260,327		36,701		29,423

Realized gain (loss) on investments		(13,592)		(1,739)		3,068		3,340		(116,929)		(207,481)		(92,268)		(37,325)

Change in unrealized gain (loss) on investments		(71,351)		(13,507)		(28,563)		(6,726)		464,399		92,193		149,846		(29,267)

Reinvested capital gains		—		—		—		—		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		204,898		193,968		57,877		69,299		525,079		145,039		94,279		(37,169)

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		877		190		9,392		8,705		65,866		76,761		19,218		32,702

Transfers between subaccounts, net		67,143		3,980,314		113,443		423,586		(826,390)		148,192		270,672		141,681

Surrenders (notes 2, 3, 4, 5, and 6)		(109,467)		(301,754)		(22,123)		(105,141)		(442,633)		(406,809)		(50,367)		(38,833)

Adjustments to maintain reserves		(1,001)		1,066		(88)		106		(14)		13		(2)		(2)

Net equity transactions		(42,448)		3,679,816		100,624		327,256		(1,203,171)		(181,843)		239,521		135,548

Net change in contract owners’ equity		162,450		3,873,784		158,501		396,555		(678,092)		(36,804)		333,800		98,379

Contract owners’ equity at beginning of period		3,908,125		34,341		1,154,977		758,422		4,128,745		4,165,549		998,351		899,972

Contract owners’ equity at end of period		$4,070,575		3,908,125		1,313,478		1,154,977		3,450,653		4,128,745		1,332,151		998,351

CHANGE IN UNITS**:

Beginning units		370,002		2,680		84,848		60,011		149,764		156,125		84,295		73,381

Units purchased		7,748		396,522		10,115		33,755		3,585		12,856		42,444		17,850

Units surrendered		(10,639)		(29,200)		(2,849)		(8,918)		(43,995)		(19,217)		(24,735)		(6,936)

Ending units		367,111		370,002		92,114		84,848		109,354		149,764		102,004		84,295

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PMVFHA				PMVGBA				PMVHYA				PMVID
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$190,317		185,795		47,568		28,816		20,633		18,274		957,890		976,215

Realized gain (loss) on investments		74,786		217,608		17,733		(43,337)		3,005		12,662		156,705		60,205

Change in unrealized gain (loss) on investments		(40,150)		(104,621)		57,072		(340)		3,959		(11,375)		698,278		(168,569)

Reinvested capital gains		—		—		—		—		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		224,953		298,782		122,373		(14,861)		27,597		19,561		1,812,873		867,851

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		116,423		70,929		30,426		97,107		4,354		5,572		166,729		67,062

Transfers between subaccounts, net		1,783,181		980,529		444,734		(200,514)		(293)		112,308		1,918,906		(614,668)

Surrenders (notes 2, 3, 4, 5, and 6)		(201,018)		(286,239)		(112,896)		(404,420)		(3,812)		(97,721)		(495,075)		(1,159,856)

Adjustments to maintain reserves		(15)		19		(2)		9		—		(1)		(48)		58

Net equity transactions		1,698,571		765,238		362,262		(507,818)		249		20,158		1,590,512		(1,707,404)

Net change in contract owners’ equity		1,923,524		1,064,020		484,635		(522,679)		27,846		39,719		3,403,385		(839,553)

Contract owners’ equity at beginning of period		4,965,639		3,901,619		715,361		1,238,040		322,079		282,360		16,182,051		17,021,604

Contract owners’ equity at end of period		$6,889,163		4,965,639		1,199,996		715,361		349,925		322,079		19,585,436		16,182,051

CHANGE IN UNITS**:

Beginning units		420,987		348,191		69,040		118,811		24,325		22,915		1,525,671		1,689,775

Units purchased		170,864		107,001		53,346		10,513		1,188		14,492		196,369		6,586

Units surrendered		(29,834)		(34,205)		(19,343)		(60,284)		(1,250)		(13,082)		(44,445)		(170,690)

Ending units		562,017		420,987		103,043		69,040		24,263		24,325		1,677,595		1,525,671

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PMVII				PMVLDA				PMVLGA				PMVRRA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$16,470		10,245		991,246		1,211,256		289,376		254,335		1,092,398		931,595

Realized gain (loss) on investments		3,786		770		(498,305)		(915,096)		(610,644)		(1,249,424)		(2,392,549)		(1,668,574)

Change in unrealized gain (loss) on investments		10,184		(1,839)		865,674		1,038,386		856,270		376,275		3,837,852		1,502,223

Reinvested capital gains		—		—		—		—		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		30,440		9,176		1,358,615		1,334,546		535,002		(618,814)		2,537,701		765,244

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		120,403		100,873		510,438		430,569		7,234		4,934		473,835		311,344

Transfers between subaccounts, net		83,615		22,568		(10,400,951)		(2,593,813)		99,601		(26,498)		839,274		(1,136,561)

Surrenders (notes 2, 3, 4, 5, and 6)		(48,415)		(2,843)		(1,278,493)		(1,862,389)		(254,014)		(922,636)		(7,711,043)		(3,313,057)

Adjustments to maintain reserves		(1)		—		(61)		152		5		1		(88)		82

Net equity transactions		155,602		120,598		(11,169,067)		(4,025,481)		(147,174)		(944,199)		(6,398,022)		(4,138,192)

Net change in contract owners’ equity		186,042		129,774		(9,810,452)		(2,690,935)		387,828		(1,563,013)		(3,860,321)		(3,372,948)

Contract owners’ equity at beginning of period		212,008		82,234		29,507,686		32,198,621		8,811,375		10,374,388		36,277,721		39,650,669

Contract owners’ equity at end of period		$398,050		212,008		19,697,234		29,507,686		9,199,203		8,811,375		32,417,400		36,277,721

CHANGE IN UNITS**:

Beginning units		19,799		8,108		1,738,050		1,983,000		622,035		689,211		1,595,861		1,780,784

Units purchased		18,081		11,963		113,208		67,467		8,446		2,012		172,938		196,911

Units surrendered		(4,194)		(272)		(749,971)		(312,417)		(19,424)		(69,188)		(446,587)		(381,834)

Ending units		33,686		19,799		1,101,287		1,738,050		611,057		622,035		1,322,212		1,595,861

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PMVRSA				PMVTRA				PVSTA				PVEIB
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$8,523		6,216		1,837,548		2,276,281		51,967		32,359		73,143		42,157

Realized gain (loss) on investments		(13,617)		(36,417)		(2,504,872)		(5,117,131)		1,391		4,863		213,585		105,448

Change in unrealized gain (loss) on investments		56,449		41,680		4,612,724		4,317,218		915		532		251,755		297,659

Reinvested capital gains		—		—		—		—		—		—		349,881		171,590

Net increase (decrease) in contract owners’ equity resulting from operations		51,355		11,479		3,945,400		1,476,368		54,273		37,754		888,364		616,854

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		6,049		9,660		717,958		926,737		442		703		83,016		86,311

Transfers between subaccounts, net		107,374		(13,920)		(4,938,215)		(12,496,578)		1,975,689		58,154		(522,877)		906,398

Surrenders (notes 2, 3, 4, 5, and 6)		(35,022)		(5,410)		(3,606,387)		(3,543,387)		(34,983)		(241,673)		(306,267)		(170,965)

Adjustments to maintain reserves		(1)		(1)		(501)		446		(7)		3		—		(1)

Net equity transactions		78,400		(9,671)		(7,827,145)		(15,112,782)		1,941,141		(182,813)		(746,128)		821,743

Net change in contract owners’ equity		129,755		1,808		(3,881,745)		(13,636,414)		1,995,414		(145,059)		142,236		1,438,597

Contract owners’ equity at beginning of period		281,678		279,870		47,740,990		61,377,404		489,728		634,787		4,865,980		3,427,383

Contract owners’ equity at end of period		$411,433		281,678		43,859,245		47,740,990		2,485,142		489,728		5,008,216		4,865,980

CHANGE IN UNITS**:

Beginning units		32,177		33,301		2,130,289		2,812,687		43,205		59,423		199,594		167,496

Units purchased		11,553		3,317		170,388		99,933		169,863		5,502		5,889		39,968

Units surrendered		(4,166)		(4,441)		(503,535)		(782,331)		(3,062)		(21,720)		(34,789)		(7,870)

Ending units		39,564		32,177		1,797,142		2,130,289		210,006		43,205		170,694		199,594

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PVGOB				PVNOB				PVTIGB				PVTSCB
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$—		—		1,780		487		125		19,823		9,178		19,636

Realized gain (loss) on investments		559,789		221,362		(3,211)		4,362		166,610		802		(6,778)		54,146

Change in unrealized gain (loss) on investments		(373,314)		876,631		(11,033)		20,547		192,954		5,371		(70,281)		(25,507)

Reinvested capital gains		463,885		174,872		31,320		1,578		68,772		—		161,517		114,753

Net increase (decrease) in contract owners’ equity resulting from operations		650,360		1,272,865		18,856		26,974		428,461		25,996		93,636		163,028

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		59,999		60,086		365		35,058		26,664		35,299		35,270		110,946

Transfers between subaccounts, net		(1,439,368)		(446,466)		(72,861)		137,850		257,525		(6,681)		(103,577)		115,441

Surrenders (notes 2, 3, 4, 5, and 6)		(168,251)		(278,090)		(1,882)		(1,691)		(101,388)		(51,596)		(113,353)		(235,558)

Adjustments to maintain reserves		53		(54)		—		—		(1)		1		(11)		12

Net equity transactions		(1,547,567)		(664,524)		(74,378)		171,217		182,800		(22,977)		(181,671)		(9,159)

Net change in contract owners’ equity		(897,207)		608,341		(55,522)		198,191		611,261		3,019		(88,035)		153,869

Contract owners’ equity at beginning of period		5,136,899		4,528,558		261,304		63,113		892,227		889,208		1,855,354		1,701,485

Contract owners’ equity at end of period		$4,239,692		5,136,899		205,782		261,304		1,503,488		892,227		1,767,319		1,855,354

CHANGE IN UNITS**:

Beginning units		121,254		142,602		18,215		5,412		26,179		26,866		60,679		59,213

Units purchased		2,953		5,049		561		12,925		8,161		1,232		20,729		24,571

Units surrendered		(36,680)		(26,397)		(5,817)		(122)		(2,299)		(1,919)		(26,820)		(23,105)

Ending units		87,527		121,254		12,959		18,215		32,041		26,179		54,588		60,679

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	ROCMC				TRBCGP				TREI2				TRHS2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(1,586)		(1,928)		(147,937)		(140,912)		214,191		250,406		—		—

Realized gain (loss) on investments		(109,014)		(271,296)		17,390,304		2,364,004		(24,479)		151,795		(287,276)		321,544

Change in unrealized gain (loss) on investments		81,599		386,911		(6,368,094)		28,117,745		448,124		287,479		1,606,528		(1,178,981)

Reinvested capital gains		215,816		108,976		10,603,630		5,230,506		1,484,486		1,074,562		424,591		1,035,792

Net increase (decrease) in contract owners’ equity resulting from operations		186,815		222,663		21,477,903		35,571,343		2,122,322		1,764,242		1,743,843		178,355

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		2,890		5,924		2,614,083		3,654,726		92,918		320,452		208,446		287,847

Transfers between subaccounts, net		(302,958)		(372,593)		(14,687,542)		(2,757,971)		(2,597,589)		(327,391)		(807,889)		(74,689)

Surrenders (notes 2, 3, 4, 5, and 6)		(74,104)		(113,481)		(13,640,696)		(11,581,596)		(508,678)		(1,548,946)		(749,194)		(722,353)

Adjustments to maintain reserves		(5)		5		(590)		666		(58)		62		(1)		(117)

Net equity transactions		(374,177)		(480,145)		(25,714,745)		(10,684,175)		(3,013,407)		(1,555,823)		(1,348,638)		(509,312)

Net change in contract owners’ equity		(187,362)		(257,482)		(4,236,842)		24,887,168		(891,085)		208,419		395,205		(330,957)

Contract owners’ equity at beginning of period		1,637,058		1,894,540		130,125,667		105,238,499		16,379,025		16,170,606		10,983,264		11,314,221

Contract owners’ equity at end of period		$1,449,696		1,637,058		125,888,825		130,125,667		15,487,940		16,379,025		11,378,469		10,983,264

CHANGE IN UNITS**:

Beginning units		26,763		35,173		2,133,439		2,334,754		287,734		316,304		162,039		169,289

Units purchased		6		307		129,964		150,129		21,359		9,558		5,538		6,465

Units surrendered		(5,933)		(8,717)		(524,586)		(351,444)		(70,884)		(38,128)		(25,077)		(13,715)

Ending units		20,836		26,763		1,738,817		2,133,439		238,209		287,734		142,500		162,039

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	TRLT1				TRMCG2				TRMCGP				TRNAG1
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1,308,567		1,195,692		(14,049)		(18,823)		32		9		(44,397)		(22,046)

Realized gain (loss) on investments		(263,272)		(220,720)		394,989		(2,104,235)		158		76		845,588		(430,732)

Change in unrealized gain (loss) on investments		654,384		402,131		(1,600,637)		2,149,864		(5,708)		(885)		1,765,632		8,014,258

Reinvested capital gains		—		—		1,677,141		1,580,037		7,850		1,535		6,650,348		6,990,098

Net increase (decrease) in contract owners’ equity resulting from operations		1,699,679		1,377,103		457,444		1,606,843		2,332		735		9,217,171		14,551,578

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		6,765		5,602		12,611		26,214		28,377		12,708		1,900,496		2,176,394

Transfers between subaccounts, net		2,697,862		2,603,738		(4,084,007)		(9,668,517)		13,335		1,859		(8,227,013)		(6,705,520)

Surrenders (notes 2, 3, 4, 5, and 6)		(823,773)		(1,188,243)		(315,253)		(1,671,926)		(497)		(162)		(5,685,055)		(5,550,288)

Adjustments to maintain reserves		(91)		102		730		(861)		—		—		(240)		268

Net equity transactions		1,880,763		1,421,199		(4,385,919)		(11,315,090)		41,215		14,405		(12,011,812)		(10,079,146)

Net change in contract owners’ equity		3,580,442		2,798,302		(3,928,475)		(9,708,247)		43,547		15,140		(2,794,641)		4,472,432

Contract owners’ equity at beginning of period		30,885,741		28,087,439		16,115,408		25,823,655		19,309		4,169		63,670,665		59,198,233

Contract owners’ equity at end of period		$34,466,183		30,885,741		12,186,933		16,115,408		62,856		19,309		60,876,024		63,670,665

CHANGE IN UNITS**:

Beginning units		2,507,075		2,404,410		140,510		245,305		1,567		370		564,886		658,916

Units purchased		207,742		1,017,928		4,679		4,800		3,400		1,211		54,154		47,168

Units surrendered		(65,495)		(915,263)		(42,179)		(109,595)		(41)		(14)		(155,731)		(141,198)

Ending units		2,649,322		2,507,075		103,010		140,510		4,926		1,567		463,309		564,886

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	TRPSB1				VWEM				VWHA				VVB
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$160,394		192,825		37,880		93,080		337,178		364,900		484,308		442,398

Realized gain (loss) on investments		91,574		(197,865)		(59,418)		(352,246)		39,428		165,517		145,016		101,908

Change in unrealized gain (loss) on investments		505,865		588,702		1,389,961		346,553		4,142,689		(882,995)		826,342		1,278,031

Reinvested capital gains		298,954		234,428		—		—		—		—		2,130,232		981,326

Net increase (decrease) in contract owners’ equity resulting from operations		1,056,787		818,090		1,368,423		87,387		4,519,295		(352,578)		3,585,898		2,803,663

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		206,411		500,167		87,839		110,960		422,333		397,650		616,043		297,639

Transfers between subaccounts, net		(2,315,712)		(910,720)		(5,284,251)		(802,443)		1,263,589		(1,484,711)		2,807,737		2,625,579

Surrenders (notes 2, 3, 4, 5, and 6)		(575,155)		(479,759)		(384,633)		(487,830)		(1,097,548)		(1,135,159)		(609,421)		(1,488,184)

Adjustments to maintain reserves		(29)		31		(21)		61		(19)		30		(163)		21

Net equity transactions		(2,684,485)		(890,281)		(5,581,066)		(1,179,252)		588,355		(2,222,190)		2,814,196		1,435,055

Net change in contract owners’ equity		(1,627,698)		(72,191)		(4,212,643)		(1,091,865)		5,107,650		(2,574,768)		6,400,094		4,238,718

Contract owners’ equity at beginning of period		8,571,696		8,643,887		5,171,017		6,262,882		12,973,244		15,548,012		22,559,796		18,321,078

Contract owners’ equity at end of period		$6,943,998		8,571,696		958,374		5,171,017		18,080,894		12,973,244		28,959,890		22,559,796

CHANGE IN UNITS**:

Beginning units		287,972		319,106		116,910		140,102		309,707		361,413		626,873		583,937

Units purchased		12,763		23,777		3,084		5,931		53,988		16,120		92,101		86,566

Units surrendered		(96,794)		(54,911)		(106,667)		(29,123)		(47,078)		(67,826)		(27,227)		(43,630)

Ending units		203,941		287,972		13,327		116,910		316,617		309,707		691,747		626,873

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	VVCG				VVDV				VVEI				VVEIX
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$5,353		4,910		203,703		(241)		46,529		52,914		10,686		7,157

Realized gain (loss) on investments		2,996		8,292		49,224		82,277		71,467		96,702		72,327		75,765

Change in unrealized gain (loss) on investments		160,752		32,644		878,076		897,761		102,545		12,812		41,012		24,778

Reinvested capital gains		22,418		8,807		1,130,014		24,997		130,302		104,953		16,406		16,133

Net increase (decrease) in contract owners’ equity resulting from operations		191,519		54,653		2,261,017		1,004,794		350,843		267,381		140,431		123,833

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		296,911		33,238		42,695		9,580		297,633		693,636		15,199		212,905

Transfers between subaccounts, net		98,483		426		2,336,346		13,054,955		323,419		(1,440,772)		(157,214)		155,700

Surrenders (notes 2, 3, 4, 5, and 6)		(65,694)		(40,575)		(413,805)		(968,294)		(71,796)		(210,662)		(13,344)		(116,277)

Adjustments to maintain reserves		(210)		(37)		(19)		23		—		1		(1)		(1)

Net equity transactions		329,490		(6,948)		1,965,217		12,096,264		549,256		(957,797)		(155,360)		252,327

Net change in contract owners’ equity		521,009		47,705		4,226,234		13,101,058		900,099		(690,416)		(14,929)		376,160

Contract owners’ equity at beginning of period		461,789		414,084		13,413,683		312,625		1,667,395		2,357,811		757,217		381,057

Contract owners’ equity at end of period		$982,798		461,789		17,639,917		13,413,683		2,567,494		1,667,395		742,288		757,217

CHANGE IN UNITS**:

Beginning units		14,859		15,111		347,201		9,147		96,258		156,698		35,187		22,106

Units purchased		12,805		2,292		54,210		363,968		37,261		44,577		812		18,691

Units surrendered		(3,146)		(2,544)		(10,229)		(25,914)		(6,615)		(105,017)		(6,693)		(5,610)

Ending units		24,518		14,859		391,182		347,201		126,904		96,258		29,306		35,187

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	VVG				VVGBI				VVHGB				VVHYB
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$29,190		45,201		6,965		5,073		361,022		1,150,560		9,686		66

Realized gain (loss) on investments		920,996		1,242,503		(640)		(566)		29,694		(6,763,821)		(10,536)		20

Change in unrealized gain (loss) on investments		1,701,520		5,436,438		6,048		(1,084)		369,297		5,114,698		(23)		125

Reinvested capital gains		1,516,636		—		424		188		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		4,168,342		6,724,142		12,797		3,611		760,013		(498,563)		(873)		211

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		133,909		47,420		44,265		48,960		123,646		75,665		—		—

Transfers between subaccounts, net		5,481,172		114,221		237		—		3,944,952		(26,816,934)		4,030		2,162

Surrenders (notes 2, 3, 4, 5, and 6)		(713,490)		(2,046,139)		(4,560)		(3,964)		(345,925)		(1,238,063)		(877)		(171)

Adjustments to maintain reserves		(78)		84		(1)		1		(419)		(14)		1		(1)

Net equity transactions		4,901,513		(1,884,414)		39,941		44,997		3,722,254		(27,979,346)		3,154		1,990

Net change in contract owners’ equity		9,069,855		4,839,728		52,738		48,608		4,482,267		(28,477,909)		2,281		2,201

Contract owners’ equity at beginning of period		26,102,488		21,262,760		225,876		177,268		12,493,713		40,971,622		2,654		453

Contract owners’ equity at end of period		$35,172,343		26,102,488		278,614		225,876		16,975,980		12,493,713		4,935		2,654

CHANGE IN UNITS**:

Beginning units		1,643,875		1,775,831		22,368		17,911		968,752		3,215,312		216		39

Units purchased		283,801		22,886		4,174		4,855		305,762		22,310		221		191

Units surrendered		(42,855)		(154,842)		(438)		(398)		(42,363)		(2,268,870)		(70)		(14)

Ending units		1,884,821		1,643,875		26,104		22,368		1,232,151		968,752		367		216

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	VVI				VVMCI				VVREI				VVSCG
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$107,447		144,556		330,653		345,935		73,000		85,399		37,755		31,954

Realized gain (loss) on investments		(707,419)		(273,002)		617,672		660,400		(95,076)		(195,467)		127,194		(33,141)

Change in unrealized gain (loss) on investments		2,219,321		805,944		710,137		2,344,353		68,186		187,785		(257,100)		926,856

Reinvested capital gains		788,952		409,834		1,401,262		305,718		47,191		72,705		658,589		—

Net increase (decrease) in contract owners’ equity resulting from operations		2,408,301		1,087,332		3,059,724		3,656,406		93,301		150,422		566,438		925,669

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		228,161		212,201		765,189		407,856		97,755		183,589		314,847		93,502

Transfers between subaccounts, net		2,618,662		(1,289,634)		3,474,811		(1,340,457)		47,558		(233,492)		1,321,536		1,457,968

Surrenders (notes 2, 3, 4, 5, and 6)		(404,472)		(995,275)		(821,287)		(2,123,519)		(75,793)		(182,909)		(256,751)		(754,698)

Adjustments to maintain reserves		(142)		14		(335)		27		(26)		2		(84)		14

Net equity transactions		2,442,209		(2,072,694)		3,418,378		(3,056,093)		69,494		(232,810)		1,379,548		796,786

Net change in contract owners’ equity		4,850,510		(985,362)		6,478,102		600,313		162,795		(82,388)		1,945,986		1,722,455

Contract owners’ equity at beginning of period		12,088,237		13,073,599		26,644,943		26,044,630		2,598,029		2,680,417		9,332,904		7,610,449

Contract owners’ equity at end of period		$16,938,747		12,088,237		33,123,045		26,644,943		2,760,824		2,598,029		11,278,890		9,332,904

CHANGE IN UNITS**:

Beginning units		497,208		585,909		608,988		684,618		91,719		99,086		237,998		215,967

Units purchased		99,275		8,749		89,431		10,455		5,631		7,103		40,730		42,329

Units surrendered		(15,673)		(97,450)		(19,257)		(86,085)		(2,785)		(14,470)		(7,502)		(20,298)

Ending units		580,810		497,208		679,162		608,988		94,565		91,719		271,226		237,998

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	VVSTC				VVTISI				VVTSM				PIHYB1
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$182,014		66,243		448,342		431,713		28,353		20,594		128,784		105,768

Realized gain (loss) on investments		3,231		33,519		1,018,075		102,562		279		(1,249)		8,820		18,659

Change in unrealized gain (loss) on investments		112,449		38,437		2,847,445		101,869		343,160		210,213		44,500		29,195

Reinvested capital gains		—		—		281,872		75,526		126,530		109,001		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		297,694		138,199		4,595,734		711,670		498,322		338,559		182,104		153,622

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		244,026		160,207		182,437		172,712		403,618		146,733		8,606		10,454

Transfers between subaccounts, net		174,508		2,880,076		(384,458)		578,649		435,087		649,119		847,071		(419,643)

Surrenders (notes 2, 3, 4, 5, and 6)		(107,926)		(46,192)		(437,048)		(1,180,004)		(55,880)		(33,646)		(90,371)		(61,519)

Adjustments to maintain reserves		1		—		(204)		16		1		—		(2)		6

Net equity transactions		310,609		2,994,091		(639,273)		(428,627)		782,826		762,206		765,304		(470,702)

Net change in contract owners’ equity		608,303		3,132,290		3,956,461		283,043		1,281,148		1,100,765		947,408		(317,080)

Contract owners’ equity at beginning of period		4,043,857		911,567		14,337,118		14,054,075		2,186,444		1,085,679		1,791,857		2,108,937

Contract owners’ equity at end of period		$4,652,160		4,043,857		18,293,579		14,337,118		3,467,592		2,186,444		2,739,265		1,791,857

CHANGE IN UNITS**:

Beginning units		256,781		60,716		1,020,805		1,050,422		105,286		64,677		44,468		56,774

Units purchased		26,293		204,223		19,318		55,586		40,057		42,372		24,561		811

Units surrendered		(6,614)		(8,158)		(52,909)		(85,203)		(2,544)		(1,763)		(5,846)		(13,117)

Ending units		276,460		256,781		987,214		1,020,805		142,799		105,286		63,183		44,468

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$
	VRVDRI
	2025		2024
Investment activity*:

Net investment income (loss)		$196,657		125,086

Realized gain (loss) on investments		270,709		(74,588)

Change in unrealized gain (loss) on investments		(430,792)		420,737

Reinvested capital gains		29,831		63,926

Net increase (decrease) in contract owners’ equity resulting from operations		66,405		535,161

Equity transactions:

Purchase payments received from contract owners (notes 2 and 5)		201,237		103,599

Transfers between subaccounts, net		108,703		885,237

Surrenders (notes 2, 3, 4, 5, and 6)		(270,060)		(1,393,738)

Adjustments to maintain reserves		(31)		28

Net equity transactions		39,849		(404,874)

Net change in contract owners’ equity		106,254		130,287
Contract owners’ equity at beginning of period		6,629,665		6,499,378

Contract owners’ equity at end of period		$6,735,919		6,629,665

CHANGE IN UNITS**:

Beginning units		460,585		501,814

Units purchased		68,633		143,525

Units surrendered		(65,225)		(184,754)

Ending units		463,993		460,585

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

**If	zero units are listed, there may be ownership of the subaccount, however it is less than one full unit.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide VLI Separate Account-4 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life, Corporate, and Survivorship Life Variable Life Insurance Policies through the Separate Account.

(b)	The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (ALVIVA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 2 (AMVAA2)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 2 (AMVBC2)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - The Bond Fund of America: Class 2 (AMVBD2)

American Funds Insurance Series(R) - Capital World Bond Fund: Class 2 (AMVGB2)

American Funds Insurance Series(R) - Growth-Income Fund: Class 2 (AMVGI2)

American Funds Insurance Series(R) - Growth Fund: Class 2 (AMVGR2)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 2 (AMVGS2)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

American Funds Insurance Series(R) - International Fund: Class 2 (AMVI2)

American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II (MLVLC2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Government Money Market Portfolio (BYVGMM)

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares (DVMCS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CALVERT GROUP

Calvert Variable Trust, Inc. - CVT S&P 500 Index Portfolio: Class I (CVSPIP)

Calvert Variable Series, Inc. - Calvert VP SRI Mid Cap Portfolio (CVSRMC)

CHARLES SCHWAB FUNDS

Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)

DAVIS FUNDS

Davis Variable Account Fund, Inc. - Davis Equity Portfolio (DAVVL)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - Dimensional VA Equity Allocation Portfolio: Institutional Class (DFVEA)*

DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio (DFVGB)*

DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - Dimensional VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - Dimensional VA Short-Term Fixed Portfolio (DFVSTF)*

DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio (DFVUTV)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Investments VIT Funds - DWS Small Cap Index VIP: Class A (BISCI)*

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

Deutsche DWS Variable Series II - DWS Small Mid Cap Value VIP: Class B (SVSSVB)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class (FF15S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class (FF25S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class (FF35S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class (FF40S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class (FF45S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class (FF50S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class (FF55S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class (FF60S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2065 Portfolio: Service Class (FF65S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2070 Portfolio: Service Class (FF70S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class (FFINS)

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class (FGIS)*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Bond Index Portfolio: Service Class (FVBIS)

Fidelity Variable Insurance Products Fund - VIP Extended Market Index Portfolio: Service Class (FVEMIS)

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Service Class (FVIIS)

Fidelity Variable Insurance Products Fund - VIP Total Market Index Portfolio: Service Class (FVMIS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 1 (FTVMD1)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)*

Franklin Templeton Variable Insurance Products Trust - Franklin Small-Mid Cap Growth VIP Fund: Class 1 (FTVSC1)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 1 (FTVUG1)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares (GVCSE)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Growth Fund: Service Shares (GVGOPS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (AVIE)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares (AVSCE)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)*

Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Invesco - Invesco V.I. Discovery Large Cap Fund: Series I (OVGR)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco V.I. International Growth Fund: Series I (OVIG)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Service Shares (JAMVS)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)

Lincoln Variable Insurance Products Trust - LVIP American Century Capital Appreciation Fund: Standard Class II (LACCA2)

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II (LACIP2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Small Cap Core Fund: Standard Class (LJPSCS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)*

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Initial Class (M3GREI)

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Initial Class (MV2EEI)

MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Service Class (MV2EES)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)*

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Initial Class (MV3LMI)

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust II - MFS Corporate Bond Portfolio: Service Class (MVBDS)*

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)*

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I (MSVEG)

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II (NDES2)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class I (NFDIW1)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class Y (NJMDEY)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II (NJMIM2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (NJNDE2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class II (NLCG2)

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class I (NNASD1)

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II (NNASD2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class I (NVCBD1)

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)

Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NOMURA INVESTMENT MANAGEMENT

Delaware VIP Trust - Nomura VIP Emerging Markets Series: Service Class (DWVEMS)

Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class (DWVSVS)

Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class (WRASP)

Ivy Variable Insurance Portfolios - Nomura VIP Growth Series: Service Class (WRGP)

Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class (WRHIP)

Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class (WRMCG)

Ivy Variable Insurance Portfolios - Nomura VIP Science and Technology Series: Service Class (WRSTP)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)*

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

NYLI FUNDS

New York Life Investments VP Funds Trust - NYLI VP Floating Rate Portfolio: Initial Class (MNVFRI)

New York Life Investments VP Funds Trust - NYLI VP Floating Rate Portfolio: Service Class (MNVFRS)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)

PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class (PMVII)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)*

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio (TRMCGP)

T. Rowe Price Equity Series, Inc. - T. Rowe Price All-Cap Opportunities Portfolio (TRNAG1)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio (TRPSB1)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)

Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

VICTORY FUNDS

Victory Variable Insurance Funds II - Victory Pioneer High Yield VCT Portfolio: Class I (PIHYB1)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

*	At December 31, 2025, policyholders were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2025 and for each of the years in the two-year period ended December 31, 2025. For the subaccounts listed below with inception dates in 2025, the financial statements are as of December 31, 2025 and for the period from the inception date to December 31, 2025. For the subaccounts listed below with inception dates in 2024, the prior year financial statements reflect the period from inception date to December 31, 2024.

	Inception Date	Liquidation Date

Lincoln Variable Insurance Products Trust - LVIP American Century Capital Appreciation Fund: Standard Class II (LACCA2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II (LACIP2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)	4/26/2024

BNY Mellon Variable Investment Fund - Government Money Market Portfolio (BYVGMM)	5/2/2024

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 1 (FTVMD1)	6/13/2024

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)	6/13/2024

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)	6/13/2024

Franklin Templeton Variable Insurance Products Trust - Franklin Small-Mid Cap Growth VIP Fund: Class 1 (FTVSC1)	7/31/2024

Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)	9/16/2024

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 1 (FTVUG1)	10/23/2024

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class I (NNASD1)	5/16/2025

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class II (NLCG2)	5/21/2025

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II (NDES2)	6/20/2025

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2070 Portfolio: Service Class (FF70S)	6/26/2025

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class I (NFDIW1)	7/14/2025

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II (NNASD2)	9/17/2025

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II (NJMIM2)	10/15/2025

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)		2/28/2025

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)		4/11/2025

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)		10/24/2025

The following underlying mutual fund mergers occurred. The subaccounts associated with the acquired underlying mutual funds are no longer available as of December 31, 2025.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class I (NVCBD1)	2/28/2025

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)	10/24/2025

For the one-year period ended December 31, 2025, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date

DSC	BNY Mellon Variable Investment Fund - Small Cap Portfolio: Initial Shares	BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares	12/31/2025

DFVEA	DFA Investment Dimensions Group Inc. - Dimensional VA Equity Allocation Portfolio: Institutional Class	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class	5/1/2025

DFVGB	DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio	5/1/2025

DFVGMI	DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation Portfolio: Institutional Class	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class	5/1/2025

DFVIPS	DFA Investment Dimensions Group Inc. - Dimensional VIT Inflation-Protected Securities Portfolio: Institutional Class	DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class	5/1/2025

DFVIS	DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio	DFA Investment Dimensions Group Inc. - VA International Small Portfolio	5/1/2025

DFVIV	DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio	DFA Investment Dimensions Group Inc. - VA International Value Portfolio	5/1/2025

DFVSTF	DFA Investment Dimensions Group Inc. - Dimensional VA Short-Term Fixed Portfolio	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio	5/1/2025

DFVULV	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio	5/1/2025

DFVUTV	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio	5/1/2025

OVGR	Invesco - Invesco V.I. Discovery Large Cap Fund: Series I	Invesco - Invesco V.I. Capital Appreciation Fund: Series I	5/1/2025

OVIG	Invesco V.I. International Growth Fund: Series I	Invesco Oppenheimer V.I. International Growth Fund: Series I	8/22/2025

HIBF	Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	5/1/2025

MSBF	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	6/26/2025

NCPG	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I	5/1/2025

NCPGI	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth & Income Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I	5/1/2025

NVCBD1	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I	1/27/2025

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

NVCCA1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Capital Appreciation Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I	5/1/2025

NVCCN1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Conservative Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I	5/1/2025

NVCMA1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Aggressive Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I	5/1/2025

NVCMC1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Conservative Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I	5/1/2025

NVCMD1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderate Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I	5/1/2025

NVCRA1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Aggressive Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I	5/1/2025

NVCRB1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Balanced Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I	5/1/2025

NVMIVX	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	1/31/2025

NVNSR1	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I	6/18/2025

NVTIV3	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	1/31/2025

TRF	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	9/22/2025

AMSRS	Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares	7/28/2025

DWVEMS	Delaware VIP Trust - Nomura VIP Emerging Markets Series: Service Class	Delaware VIP Trust - Macquarie VIP Emerging Markets Series: Service Class	12/1/2025

DWVSVS	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class	Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class	10/31/2025

WRASP	Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class	12/1/2025

WRGP	Ivy Variable Insurance Portfolios - Nomura VIP Growth Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Growth Series: Service Class	10/31/2025

WRHIP	Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class	10/31/2025

WRMCG	Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class	10/31/2025

WRSTP	Ivy Variable Insurance Portfolios - Nomura VIP Science and Technology Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Science and Technology Series: Service Class	10/31/2025

PIHYB1	Victory Variable Insurance Funds II - Victory Pioneer High Yield VCT Portfolio: Class I	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I	3/31/2025

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2025 of such funds. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate policyholder account balances.

(g) Segment Disclosures

The subaccounts have acted as single reportable segments and the public entity’s chief operating decision maker (“CODM”) is Product Development. The CODM assesses subaccount performance including investment results reflected in the net increase (decrease) in contract owners’ equity resulting from operations as reported in the Statements of Operations as well as investment income ratios, and total return, within the financial highlights of the notes to the financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

(2)	Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge/Variable Account Asset Charge - assessed through a surrender of units	Equal, on an annual basis, to 0.05% - 1.25% of the daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	0.0% - 12% of each premium paid
Premium Tax Charge - assessed through a deduction from premium payments	3.5% of each premium payment
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	$0.01 - $83.33 per $1,000 of a policy’s net amount at risk
Administrative Charge - assessed through a surrender of units	$0 - $10 per policy, per month
Administrative/Specified Amount Charge	$0.00 - $0.40 per $1,000 of specified amount
Tax Expense Charge	$0.42 per $1,000 of cash value
Administrative Expense Charge	$0.25 per $1,000 of cash value
Surrender Charge - assessed through a surrender of units	$0.00 - $124.65 per $1,000 of a policy’s specified amount; for single premium policies 0.00% - 10.00% of premium
Policy Loan Interest Charge - assessed through a surrender of units	2% - 6% of an outstanding policy loan
Partial Surrender Fees - assessed through a surrender of units	$0.00 - $25.00 per request
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Long-Term Care Rider Charge	$0.02 - $28.65 per $1,000 of the rider’s net amount risk; or $1.946 per $1,000 of the rider’s specified amount
Estate Protection Rider Charge	$0.01 - $83.33 per $1,000 of the rider’s death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy and Additional Term Insurance Rider specified amount
Policy Guard/Overloan Lapse Protection Rider	$1.50 - $157.00 per $1,000 of the policy’s cash value at the time the rider Charge is invoked
Adjusted Sales Load Life Insurance Rider Charge	$0.14 for each $1,000 of premium for each 1% of sales load reduction elected
Additional Protection Rider Charge/Supplemental Insurance Rider Charge	$0.01 - $125.00 per $1,000 of the rider’s death benefit
Cost of Insurance Charge	$0.01-$125.00 per $1,000 of the rider’s death benefit
Variable Account Asset Charge	0.16% - 1.25%
Specified Amount Charge	$0.00-$0.40 per $1,000 of specified amount
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Spouse Life Insurance Rider Charge	$0.10 - $12.02 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Premium Waiver Rider Charge	$42 – $315 per $1,000 of the premium specified by the policy owner
Waiver of Monthly Deductions Rider Charge	$85 - $860 per $1,000 of the rider’s benefit amount

For the years ended December 31, 2025 and 2024, total front-end sales charge deductions were $5,533,864 and $5,921,724, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3)	Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(a) Modified Single Premium Policies (MSP)

For modified single premium policies, the Company deducts a charge equal to an annualized rate of 0.70% of the cash surrender value of the subaccounts. In policy years 1- 10, the Company also deducts a charge equal to the annualized rate of 0.50% of the cash surrender value of the subaccounts as reimbursement for taxes imposed by federal, state and local governments. These charges are assessed monthly against each policy by liquidating units.

(b) Flexible Premium and Variable Executive Life Policies (FPVUL and VEL)

For Best of America® The Next Generation and ChoiceLifeSM policies, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account and $0.08 per $1,000 over $250,000 of cash value attributable to the variable account. Beginning in policy year sixteen, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, and $0.08 per $1,000 over $25,000 of cash value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units. For Choice Life ProtectionSM policies and Best of America® ProtectionSM policies, the Company deducts $0.66 per $1,000 of cash surrender value attributable to the variable account during the first through fifteenth years from the Policy Date. Thereafter, this charge is $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

(c) Survivorship Life Policies (SL)

For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship policies, during the first ten policy years, the Company deducts a charge of $0.46 per $1,000 on the cash surrender value attributable to the variable account. After ten years from the Policy Date, the Company deducts $0.46 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.29 per $1,000 on $25,001 up to $99,999 of cash surrender value attributable to the variable account; and $0.17 per $1,000 on $100,000 or more of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

For The Best of America® ChoiceLifeSM Survivorship II and Next GenerationSM Survivorship Life policies, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account; and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $25,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

For The Best of America® ProtectionSM Survivorship and ChoiceLife ProtectionSM Survivorship Life policies, during the first fifteen policy years, the Company deducts a charge of $0.66 per $1,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

(d) Corporate Policies (LSFP)

For Future Corporate Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Separate Account for policies issued on or after January 1, 2009. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the Separate Account for policies issued prior to January 1, 2009. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each policies by liquidating units. For Future Executive Corporate Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Separate Account. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each policy by liquidating units.

For Next Generation Corporate Owned Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 1.25% of the daily net assets of the Separate Account. Currently, this rate will not exceed 0.60%. This charge is assessed monthly against each policy by liquidating units.

The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

(4)	Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5)	Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6)	Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2025 and 2024, total transfers to the Separate Account from the fixed account were $69,521,063 and $49,620,876, respectively, and total transfers from the Separate Account to the fixed account were $72,463,786 and $65,034,597, respectively.

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(7)	Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Separate Account’s view of market assumptions in the absence of observable market information. The Separate Account uses valuation techniques that maximize the use of observable inputs and minimizes the use of unobservable inputs. In determining fair value, the Separate Account generally uses the market approach as its valuation technique.

The Separate Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest-priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets and liabilities held at fair value as follows:

*

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

*

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

*

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ABTGB	$249	$34
ALVDAA	10,443	14,139
ALVGIA	18,634,260	8,427,160
ALVIVA	1,105,747	1,304,727
ALVIVB	1,183,618	253,966
ALVSVA	3,542,637	1,796,517
SVDF	338,261	1,582,950
SVOF	1,584,323	1,873,881
WFVSCG	2,841,930	6,480,589
AMVAA2	5,625,555	3,105,787
AMVBC2	6,467,855	813,751
AMVBC4	471,723	123,641
AMVBD2	1,611,576	5,149,184
AMVGB2	1,187,151	1,050,433
AMVGI2	1,268,936	186,551
AMVGR2	16,234,910	11,979,240
AMVGS2	1,068,378	1,421,603
AMVGS4	4,641	1,678
AMVGV2	1,712,394	905,472

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

AMVI2	3,796,066	3,911,463
AMVNW2	56,501,544	2,691,225
BRVHYI	12,234,066	7,363,338
MLVGA2	2,621,182	1,995,747
MLVLC2	270,122	118,175
BYVGMM	39,076,257	36,631,333
DCAP	698,139	1,298,208
DSC	35,513	46,569
DSIF	196,991,283	473,085,633
DSRG	1,525,284	1,077,665
DVMCS	722,882	778,405
DVSCS	20,748,132	15,285,225
CVSPIP	275,810	226,599
CVSRMC	7,647	1,329
SASP5I	23,663,691	10,662,254
DAVVL	1,721,555	955,529
DFVGMI	476,712	356,223
DFVIPS	3,318,421	1,030,516
DFVIS	43,428	3,810
DFVIV	4,407,061	1,178,858
DFVULV	913,683	315,520
DFVUTV	2,926,000	1,744,111
DSGIBA	181,682	65,790
SVSSVB	13,564	22,545
ETVFR	2,208,913	3,115,165
FQB	1,618,500	1,740,398
FVU2	77,361	39,384
FVUS2	494,089	334,446
FCS	65,576,847	20,894,175
FEIS	11,654,203	9,685,432
FEMS	4,377,565	3,458,135
FF10S	209,716	654,977
FF15S	1,310,716	3,106,691
FF20S	3,314,235	8,265,940
FF25S	5,930,052	16,536,073
FF30S	13,731,155	25,563,601
FF35S	8,227,274	15,141,337
FF40S	9,675,207	15,977,968
FF45S	9,309,342	4,373,170
FF50S	3,914,189	6,500,788
FF55S	662,124	473,893
FF60S	725,738	1,165,117
FF65S	1,665,539	1,191,892
FF70S	20,750	18
FFINS	807,817	2,106,477
FGOS	12,476	16,288
FGS	49,076,399	31,005,535
FHIS	1,726,075	2,482,201
FIGBS	30,649,702	33,158,630
FIP	6,601,773	1,570,286
FMCS	5,525,921	4,139,879
FMMP	14,875,760	10,594,411
FNRS2	751,503	2,220,771
FOS	2,847,295	2,089,832
FRESS	1,649,894	2,081,925

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

FVBIS	299,973	141,943
FVEMIS	324,049	161,045
FVFRHI	82,147	6,562
FVIIS	464,389	38,790
FVMIS	78,090	10,432
FVSS	1,637,905	1,066,415
FVSS2	35,678	47,847
FTVDM2	445,062	4,184,821
FTVFA2	48,437	18,544
FTVGB1	1,951,138	1,814,165
FTVGI2	200,236	268,027
FTVIS2	483,357	436,867
FTVMD1	214,490	163,673
FTVMD2	89,878	276,235
FTVSC1	110,172	36,849
FTVSV2	2,343,161	2,097,633
FTVSVI	1,416,667	1,859,988
FTVUG1	1,020	1,842
TIF	72,312	25,649
TIF2	2,882,981	2,852,181
GVCSE	1,457,473	787,059
GVGMNS	5,419	2,017
GVGOPS	166,740	746,513
GVMCE	2,665,838	4,758,919
RVARS	14,891	36,216
ACEG	512,793	787,139
ACGI	2,236,320	891,381
AVHY1	33,146	146,873
AVIE	4,982,177	10,499,765
AVMCCI	37,363	42,860
AVSCE	19,722	99,166
IVBRA1	129,668	1,391,039
MSVMV	646,095	3,544
OVAG	7,490,191	6,064,961
OVGI	1,269,792	1,558,270
OVGR	2,396,820	2,470,912
OVGS	19,555,941	56,378,519
OVIG	4,008,968	4,030,402
OVSB	2,914,863	1,198,906
OVSC	56,333,313	1,666,966
JABS	4,998,578	11,406,805
JACAS	13,407,240	71,299,273
JAEI	701,274	1,175,773
JAFBS	2,192,534	3,421,056
JAGSEI	339	648
JAGTS	12,795,682	10,065,786
JAIGS	1,343,844	25,349,510
JAMGS	7,330,841	10,069,279
JAMVS	257,513	53,381
JAWGS	163,502	56,500
LZREMS	1,572,651	1,976,930
LPVCII	244,643	185,531
LVCLGI	195,983	161,965
SBVSG	3,538,955	10,270,328
BNCAI	358,220	1,670,885

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

LACCA2	2,021,125	512,825
LACDV2	1,683,287	23,596,457
LACI2	1,172,628	158,058
LACIP2	11,491,017	13,344,761
LACIPS	325,189	7,666,563
LACMV2	3,152,579	2,842,082
LACU2	2,681,833	3,699,116
LACV2	4,759,947	6,459,583
LJPMVS	14,230,733	13,193,613
LJPSCS	298,984	299,195
LOVBD	600,855	948,075
LOVSDC	4,745,381	12,374,563
LOVTRC	6,555,171	3,300,753
M3GREI	87,108	24,221
M3GRES	449,684	625,133
MEGSS	1,785,941	636,800
MMCGSC	2,228,885	1,523,107
MNDIC	85,168	244,135
MNDSC	561,535	456,444
MV2EEI	117,942	3,514
MV2EES	501,178	117,914
MV2IGI	1,144,727	6,504,016
MV2RIS	14,236,543	4,816,601
MV3LMI	2,432,819	43,336
MV3LMS	13,382,296	509,302
MV3MVI	414,340	222,927
MV3MVS	2,426,592	1,312,633
MVBRES	1,419,258	774,679
MVFIC	1,424,459	12,626,251
MVFSC	16,770,921	25,350,263
MVIGIC	301,258	255,465
MVIVSC	17,702,707	26,386,122
MVRBSS	3,436,692	2,178,821
MSEM	1,202,277	1,001,427
MSVEG	5,078,420	9,688,258
MSVMG	1,806,885	2,526,818
DTRTFB	130,272	81,863
EIF	2,129,124	1,632,528
GBF	32,178,004	40,638,560
GEM	9,297,757	1,929,248
GIG	40,381,156	3,949,037
GVAAA2	2,803,167	1,819,831
GVABD2	246,155	236,875
GVAGG2	599,148	1,289,369
GVAGI2	1,259,849	904,809
GVAGR2	1,942,163	2,888,822
GVDMA	7,348,057	13,238,166
GVDMC	6,908,185	4,771,227
GVEX1	263,689,423	5,177,079
GVIDA	6,728,717	8,579,428
GVIDC	4,872,529	3,051,157
GVIDM	8,798,663	9,039,797
GVIX2	740,372	959,690
HIBF	1,459,115	10,607,533
IDPG	3,056	10,939

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

IDPGI	364	4,502
MCIF	21,776,029	20,866,864
MSBF	4,173,812	2,400,477
NCPG	15,750	10,259
NCPGI	1,268,683	11,339
NDES2	5,052	712
NFDIW1	38,405,697	342,685
NJMDEY	19,475	3,421
NJMIM2	7,206,323	92,164
NJNDE2	95,990	6,501
NLCG2	57,906,134	480,376
NNASD1	1,332,220	46,882
NNASD2	1,220,109	70,847
NVAMV1	5,148,220	3,277,848
NVAMVX	38,486,093	5,091,797
NVBX	29,898,134	22,257,523
NVCBD1	12,654,690	7,881,103
NVCCA1	1,323,480	1,034,407
NVCCN1	2,521,895	1,534,160
NVCMA1	449,834	1,046,512
NVCMC1	562,915	575,023
NVCMD1	561,417	1,041,557
NVCRA1	2,103,225	2,269,272
NVCRB1	2,468,954	2,290,168
NVDBL2	47,939	86,538
NVDCA2	11,116	52,251
NVDCAP	120,171	19,693
NVFIII	5,241	5,364
NVGEII	27,549	52,281
NVIDMP	651,653	301,497
NVIE6	14,827	9,364
NVIX	56,136,013	41,581,912
NVMIVX	715,397	891,546
NVMLG1	23,144,924	8,919,436
NVMMG1	1,574,744	4,063,063
NVMMV1	2,882,770	4,183,584
NVMMV2	1,244,887	1,151,998
NVNMO1	2,939,191	3,739,476
NVNSR1	15,541	50,009
NVOLG1	3,869,347	24,586,997
NVRE1	5,649,755	4,415,884
NVSIX2	3,023,100	1,182,663
NVSIXD	463,099	110,929
NVSTB1	28,419,854	8,108,080
NVSTB2	156,305	616,786
NVTIV3	368,626	204,102
SAM	12,026,851	13,928,990
SAM5	206,358,588	267,270,869
SCF	5,909,576	7,634,171
SCGF	12,129,967	8,401,952
SCVF	6,111,656	6,049,333
TRF	4,808,782	4,765,523
AMCG	1,390,150	1,592,541
AMMCGS	1,048,128	593,811
AMRI	7,142	11,808

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

AMSRS	182,952	445,215
AMTB	543,902	621,694
DWVEMS	177,831	299,255
DWVSVS	2,648,253	3,734,535
WRASP	1,514,514	1,355,129
WRGP	2,010,462	2,970,107
WRHIP	3,395,936	3,939,609
WRMCG	955,543	1,285,627
WRSTP	5,545,726	4,506,171
NOTB3	28,382	34,357
NOTG3	288	59,133
NOTMG3	3,912	52,460
MNVFRI	892,949	644,556
MNVFRS	476,504	292,419
PMVAAA	1,161,105	2,186,653
PMVFBA	708,356	432,132
PMVFHA	6,205,492	4,316,590
PMVGBA	898,231	488,398
PMVHYA	203,495	182,613
PMVID	5,804,806	3,256,356
PMVII	255,078	83,004
PMVLDA	5,265,470	15,443,229
PMVLGA	671,154	528,957
PMVRRA	8,791,008	14,096,545
PMVRSA	152,858	65,934
PMVTRA	7,541,864	13,530,959
PVSTA	2,107,733	114,619
PVEIB	1,179,291	1,502,395
PVGOB	869,196	1,952,879
PVNOB	41,841	83,119
PVTIGB	1,169,753	918,056
PVTSCB	649,401	660,365
ROCMC	249,923	409,866
TRBCGP	27,188,284	42,446,746
TREI2	3,850,109	5,164,782
TRHS2	880,969	1,805,016
TRLT1	7,358,267	4,168,846
TRMCG2	4,150,507	6,874,063
TRMCGP	52,360	3,262
TRNAG1	13,389,837	18,795,456
TRPSB1	1,796,792	4,021,899
VWEM	205,976	5,749,141
VWHA	3,757,991	2,832,439
VVB	8,686,299	3,257,399
VVCG	369,748	12,278
VVDV	4,458,802	1,159,849
VVEI	1,289,168	563,081
VVEIX	183,698	311,965
VVG	8,722,592	2,275,175
VVGBI	51,883	4,553
VVHGB	7,594,602	3,510,907
VVHYB	187,930	175,091
VVI	4,862,902	1,524,151
VVMCI	8,422,024	3,271,396
VVREI	770,222	580,512

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

VVSCG	3,278,652	1,202,676
VVSTC	765,091	272,470
VVTISI	3,376,109	3,284,964
VVTSM	983,105	45,397
PIHYB1	1,261,252	367,161
VRVDRI	1,992,496	1,726,128

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(8)	Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2025, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2025. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

ABTGB
2025	0.00%			153	$12.50			$1,917	0.00%	6.03%
2024	0.00%			156	11.79			1,840	0.00%	5.96%
2023	0.00%			159	11.13			1,768	0.02%	11.27%			*****

ALVDAA
2025	0.00%			1,782	20.36			36,266	1.80%	13.54%
2024	0.00%			2,013	17.93			36,098	1.35%	10.65%
2023	0.00%			2,261	16.20			36,634	0.82%	13.70%
2022	0.00%			4,167	14.25			59,383	3.55%	-18.45%
2021	0.00%			1,635	17.47			28,571	1.99%	9.67%

ALVGIA
2025	0.00%	to	0.25%	631,695	79.71	to	75.20	49,169,728	1.18%	10.47%	to	10.20%
2024	0.00%	to	0.25%	553,293	72.16	to	68.24	38,859,113	1.52%	13.02%	to	12.74%
2023	0.00%	to	0.25%	535,426	63.84	to	60.53	33,231,996	1.46%	12.03%	to	11.75%
2022	0.00%	to	0.25%	601,507	56.99	to	54.17	33,246,536	1.42%	-4.19%	to	-4.43%
2021	0.00%	to	0.25%	567,003	59.48	to	56.68	32,672,925	0.84%	28.16%	to	27.84%

ALVIVA
2025	0.00%	to	0.20%	398,726	16.49	to	15.85	6,514,680	2.59%	41.70%	to	41.41%
2024	0.00%	to	0.25%	422,131	11.63	to	11.10	4,849,536	2.76%	5.07%	to	4.80%
2023	0.00%	to	0.25%	418,654	11.07	to	10.59	4,576,673	0.82%	15.15%	to	14.86%
2022	0.00%	to	0.25%	391,129	9.62	to	9.22	3,717,640	4.64%	-13.61%	to	-13.83%
2021	0.00%	to	0.25%	395,578	11.13	to	10.70	4,352,014	1.77%	11.08%	to	10.81%

ALVIVB
2025	0.00%			77,980	20.10			1,567,257	2.90%	41.27%
2024	0.00%			18,944	14.23			269,503	2.00%	4.81%
2023	0.00%			40,266	13.57			546,553	0.72%	14.83%

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.00%			12,282	11.82			145,180	2.84%	-13.79%
2021	0.00%			17,681	13.71			242,444	8.48%	10.85%

ALVSVA
2025	0.00%	to	0.20%	217,882	84.21	to	80.48	18,241,353	0.86%	2.89%	to	2.68%
2024	0.00%	to	0.25%	222,551	81.85	to	77.53	18,108,205	0.88%	10.02%	to	9.74%
2023	0.00%	to	0.25%	245,777	74.39	to	70.65	18,183,749	1.06%	17.18%	to	16.89%
2022	0.00%	to	0.25%	244,818	63.49	to	60.44	15,442,571	1.12%	-15.63%	to	-15.84%
2021	0.00%	to	0.25%	250,243	75.25	to	71.82	18,693,636	0.78%	35.95%	to	35.61%

SVDF
2025	0.00%	to	0.25%	419,271	45.13	to	43.12	18,847,755	0.00%	5.39%	to	5.12%
2024	0.00%	to	0.25%	453,522	42.83	to	41.02	19,294,364	0.00%	18.13%	to	17.84%
2023	0.00%	to	0.25%	483,591	36.25	to	34.81	17,409,169	0.00%	20.14%	to	19.84%
2022	0.00%	to	0.25%	533,550	30.18	to	29.05	15,950,207	0.00%	-37.85%	to	-38.00%
2021	0.00%	to	0.25%	586,509	48.55	to	46.85	28,174,829	0.00%	-5.04%	to	-5.28%

SVOF
2025	0.10%			135,684	72.66			9,858,485	0.05%	6.61%
2024	0.10%			155,199	68.16			10,577,723	0.05%	14.93%
2023	0.10%			162,268	59.30			9,622,674	0.00%	26.37%
2022	0.10%			162,258	46.93			7,614,032	0.00%	-20.89%
2021	0.10%			163,407	59.31			9,692,259	0.04%	24.65%

WFVSCG
2025	0.00%	to	0.20%	103,065	41.44	to	39.96	4,207,843	0.00%	9.25%	to	9.04%
2024	0.00%	to	0.25%	206,378	37.93	to	36.33	7,709,559	0.00%	18.70%	to	18.40%
2023	0.00%	to	0.25%	322,861	31.96	to	30.68	10,147,577	0.00%	4.11%	to	3.85%
2022	0.00%	to	0.25%	268,855	30.70	to	29.55	8,120,575	0.00%	-34.42%	to	-34.59%
2021	0.00%	to	0.25%	256,359	46.81	to	45.17	11,759,945	0.00%	7.64%	to	7.37%

AMVAA2
2025	0.00%	to	0.25%	493,784	37.62	to	35.94	18,182,235	2.14%	15.85%	to	15.56%
2024	0.00%	to	0.25%	462,935	32.47	to	31.10	14,715,506	2.17%	16.44%	to	16.15%
2023	0.00%	to	0.25%	471,981	27.89	to	26.78	12,908,320	2.20%	14.27%	to	13.98%
2022	0.00%	to	0.25%	553,881	24.40	to	23.49	13,235,403	1.96%	-13.40%	to	-13.62%
2021	0.00%	to	0.25%	542,524	28.18	to	27.20	14,972,180	1.53%	15.10%	to	14.81%

AMVBC2
2025	0.00%	to	0.20%	445,761	16.23	to	16.11	7,209,891	2.40%	17.21%	to	16.98%
2024	0.00%	to	0.20%	93,931	13.85	to	13.78	1,298,494	3.04%	19.14%	to	18.90%
2023	0.00%	to	0.20%	14,457	11.62	to	11.59	167,642	6.08%	17.29%	to	17.05%
2022	0.00%			1,365	9.91			13,528	0.00%	-0.89%			*****

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

AMVBC4
2025	0.00%			69,117	16.08			1,111,682	1.42%	16.90%
2024	0.00%			50,860	13.76			699,797	1.80%	18.85%
2023	0.00%			24,295	11.58			281,255	1.94%	16.97%
2022	0.00%			14,976	9.90			148,217	2.33%	-1.03%			*****

AMVBD2
2025	0.10%	to	0.20%	2,455,457	15.64	to	15.35	38,395,080	4.26%	7.15%	to	7.05%
2024	0.10%	to	0.20%	2,800,790	14.59	to	14.34	40,871,643	4.03%	1.05%	to	0.95%
2023	0.10%	to	0.20%	3,712,887	14.44	to	14.21	53,617,038	3.49%	4.91%	to	4.81%
2022	0.10%	to	0.25%	3,757,406	13.76	to	13.45	51,708,841	2.95%	-12.67%	to	-12.80%
2021	0.10%	to	0.25%	3,807,023	15.76	to	15.43	59,991,619	1.41%	-0.41%	to	-0.56%

AMVGB2
2025	0.00%	to	0.20%	290,467	10.19	to	10.06	2,936,009	3.21%	9.39%	to	9.17%
2024	0.00%	to	0.20%	287,765	9.32	to	9.21	2,661,756	1.59%	-3.04%	to	-3.23%
2023	0.00%	to	0.25%	413,717	9.61	to	9.50	3,958,448	0.00%	6.14%	to	5.87%
2022	0.00%	to	0.25%	466,708	9.05	to	8.97	4,208,894	0.24%	-17.69%	to	-17.90%
2021	0.00%	to	0.25%	430,794	11.00	to	10.93	4,717,360	2.01%	-4.92%	to	-5.16%

AMVGI2
2025	0.00%	to	0.20%	195,970	23.93	to	23.61	4,687,265	0.96%	18.06%	to	17.83%
2024	0.00%	to	0.20%	178,446	20.27	to	20.04	3,615,462	1.25%	24.23%	to	23.98%
2023	0.00%	to	0.20%	138,696	16.32	to	16.16	2,261,997	1.43%	26.14%	to	25.89%
2022	0.00%	to	0.25%	129,393	12.93	to	12.82	1,673,313	1.33%	-16.49%	to	-16.70%
2021	0.00%	to	0.25%	104,260	15.49	to	15.39	1,614,656	1.18%	24.10%	to	23.79%

AMVGR2
2025	0.00%	to	0.20%	819,153	82.83	to	79.90	66,358,171	0.15%	20.23%	to	19.99%
2024	0.00%	to	0.25%	823,075	68.89	to	66.03	55,515,245	0.32%	31.63%	to	31.29%
2023	0.00%	to	0.25%	1,006,100	52.34	to	50.29	51,545,919	0.36%	38.48%	to	38.14%
2022	0.00%	to	0.25%	1,108,707	37.80	to	36.41	40,988,066	0.33%	-29.94%	to	-30.11%
2021	0.00%	to	0.25%	1,070,176	53.95	to	52.09	56,308,810	0.22%	21.99%	to	21.68%

AMVGS2
2025	0.00%	to	0.20%	139,740	25.15	to	24.26	3,413,776	0.34%	14.64%	to	14.41%
2024	0.00%	to	0.25%	159,310	21.94	to	21.03	3,391,572	1.06%	2.33%	to	2.07%
2023	0.00%	to	0.25%	166,893	21.44	to	20.60	3,477,272	0.28%	16.17%	to	15.88%
2022	0.00%	to	0.25%	153,871	18.46	to	17.78	2,761,182	0.00%	-29.55%	to	-29.73%
2021	0.00%	to	0.25%	137,954	26.20	to	25.30	3,522,508	0.00%	6.74%	to	6.47%

AMVGS4
2025	0.00%			4,174	12.64			52,761	0.21%	14.33%

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2024	0.00%			4,027	11.06			44,523	0.90%	2.12%
2023	0.00%			3,907	10.83			42,302	0.02%	8.27%			*****

AMVGV2
2025	0.00%	to	0.20%	92,693	10.69	to	10.61	985,839	6.17%	7.75%	to	7.53%
2024	0.00%	to	0.20%	18,067	9.92	to	9.87	178,686	5.14%	0.75%	to	0.54%
2023	0.00%	to	0.20%	5,945	9.85	to	9.81	58,429	2.01%	2.89%	to	2.68%
2022	0.00%	to	0.25%	9,123	9.57	to	9.55	87,160	3.48%	-4.31%	to	-4.47%	*****

AMVI2
2025	0.00%	to	0.20%	1,241,926	20.59	to	20.00	25,121,876	1.38%	26.76%	to	26.51%
2024	0.00%	to	0.25%	1,258,835	16.25	to	15.70	20,096,222	1.19%	3.16%	to	2.90%
2023	0.00%	to	0.25%	1,318,669	15.75	to	15.26	20,414,295	1.24%	15.84%	to	15.56%
2022	0.00%	to	0.25%	1,582,881	13.59	to	13.20	21,155,519	1.70%	-20.79%	to	-20.98%
2021	0.00%	to	0.25%	1,667,203	17.16	to	16.71	28,123,655	2.42%	-1.50%	to	-1.74%

AMVNW2
2025	0.00%	to	0.20%	3,061,158	23.95	to	23.49	72,578,473	1.05%	28.30%	to	28.04%
2024	0.00%	to	0.25%	818,316	18.67	to	18.27	15,116,671	1.33%	6.56%	to	6.29%
2023	0.00%	to	0.25%	706,916	17.52	to	17.18	12,273,106	1.57%	16.00%	to	15.71%
2022	0.00%	to	0.25%	635,585	15.10	to	14.85	9,512,091	1.22%	-22.10%	to	-22.29%
2021	0.00%	to	0.25%	2,507,093	19.38	to	19.11	48,299,694	0.87%	4.92%	to	4.66%

BRVHYI
2025	0.00%	to	0.20%	1,842,654	17.29	to	16.91	31,469,877	6.63%	9.19%	to	8.97%
2024	0.00%	to	0.25%	1,666,449	15.84	to	15.43	26,068,756	6.84%	8.26%	to	7.99%
2023	0.00%	to	0.25%	1,576,768	14.63	to	14.29	22,793,478	6.49%	13.21%	to	12.93%
2022	0.00%	to	0.25%	1,602,446	12.92	to	12.66	20,476,202	5.24%	-10.35%	to	-10.57%
2021	0.00%	to	0.25%	1,634,147	14.41	to	14.15	23,317,657	4.49%	5.34%	to	5.08%

MLVGA2
2025	0.00%	to	0.20%	351,992	33.66	to	18.28	10,493,101	3.50%	19.53%	to	19.29%
2024	0.00%	to	0.25%	369,854	28.16	to	15.26	9,250,844	1.15%	9.09%	to	8.81%
2023	0.00%	to	0.25%	439,543	25.81	to	14.03	9,700,514	2.14%	12.60%	to	12.32%
2022	0.00%	to	0.25%	448,371	22.93	to	12.49	9,135,343	0.00%	-15.99%	to	-16.20%
2021	0.00%	to	0.25%	498,612	27.29	to	14.90	12,026,039	0.78%	6.55%	to	6.28%

MLVLC2
2025	0.10%	to	0.20%	22,949	74.82	to	73.29	1,685,537	0.36%	19.75%	to	19.63%
2024	0.10%	to	0.20%	23,646	62.48	to	61.27	1,452,396	0.62%	25.15%	to	25.03%
2023	0.10%	to	0.20%	22,623	49.93	to	49.00	1,111,165	0.73%	24.90%	to	24.78%
2022	0.10%	to	0.20%	23,418	39.97	to	39.27	921,861	0.80%	-20.25%	to	-20.33%
2021	0.10%	to	0.20%	23,705	50.12	to	49.29	1,171,120	1.34%	28.07%	to	27.95%

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

BYVGMM
2025	0.10%	to	0.20%	320,552	10.69	to	10.68	3,427,776	3.86%	3.83%	to	3.72%
2024	0.00%	to	0.10%	95,414	10.31	to	10.30	982,851	3.04%	3.08%	to	3.01%	*****

DCAP
2025	0.00%	to	0.20%	29,254	93.13	to	61.43	2,295,514	0.37%	10.07%	to	9.85%
2024	0.00%	to	0.25%	45,449	84.61	to	55.25	3,065,583	0.42%	12.81%	to	12.52%
2023	0.00%	to	0.25%	54,137	75.00	to	49.10	3,192,810	0.71%	20.97%	to	20.67%
2022	0.00%	to	0.25%	62,655	62.00	to	40.69	3,025,774	0.65%	-18.06%	to	-18.27%
2021	0.00%	to	0.25%	81,013	75.67	to	49.79	4,683,481	0.43%	27.13%	to	26.81%

DSC
2025	0.00%			23,378	47.10			1,101,079	0.65%	10.99%
2024	0.00%			23,777	42.44			1,009,018	0.70%	4.62%
2023	0.00%			24,577	40.56			996,932	0.33%	9.28%
2022	0.00%			25,586	37.12			949,717	0.00%	-16.62%
2021	0.00%			30,022	44.52			1,336,502	0.11%	16.46%

DSIF
2025	0.00%	to	0.25%	10,919,772	109.17	to	73.46	873,084,774	1.00%	17.53%	to	17.24%
2024	0.00%	to	0.25%	14,423,964	92.89	to	62.66	1,039,643,766	1.18%	24.66%	to	24.35%
2023	0.00%	to	0.25%	14,354,276	74.51	to	50.39	831,802,571	1.42%	25.93%	to	25.61%
2022	0.00%	to	0.25%	17,631,778	59.17	to	40.11	799,892,882	1.35%	-18.32%	to	-18.52%
2021	0.00%	to	0.25%	18,012,070	72.44	to	49.23	997,251,899	1.15%	28.41%	to	28.09%

DSRG
2025	0.00%	to	0.10%	231,850	80.48	to	57.12	18,474,624	0.25%	15.97%	to	15.85%
2024	0.00%	to	0.10%	245,603	69.39	to	49.31	16,873,985	0.53%	24.89%	to	24.76%
2023	0.00%	to	0.10%	268,923	55.56	to	39.52	14,800,893	0.73%	23.82%	to	23.70%
2022	0.00%	to	0.10%	291,014	44.87	to	31.95	12,945,418	0.53%	-22.87%	to	-22.95%
2021	0.00%	to	0.10%	313,751	58.18	to	41.46	18,108,306	0.76%	27.00%	to	26.87%

DVMCS
2025	0.00%	to	0.20%	18,671	75.99	to	72.53	1,361,388	0.66%	10.07%	to	9.85%
2024	0.00%	to	0.25%	21,108	69.04	to	65.29	1,407,524	0.83%	12.62%	to	12.33%
2023	0.00%	to	0.25%	23,833	61.31	to	58.12	1,414,008	0.87%	18.31%	to	18.02%
2022	0.00%	to	0.25%	40,900	51.82	to	49.25	2,041,656	0.74%	-14.08%	to	-14.29%
2021	0.00%	to	0.25%	42,610	60.31	to	57.46	2,477,026	0.73%	25.88%	to	25.57%

DVSCS
2025	0.00%	to	0.25%	1,406,905	68.91	to	64.95	94,909,827	1.29%	5.36%	to	5.09%
2024	0.00%	to	0.25%	1,477,345	65.41	to	61.80	94,508,170	1.18%	7.96%	to	7.69%
2023	0.00%	to	0.25%	1,744,064	60.58	to	57.39	102,942,949	1.06%	15.39%	to	15.10%

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.00%	to	0.25%	1,965,893	52.51	to	49.86	100,324,592	0.92%	-16.65%	to	-16.86%
2021	0.00%	to	0.25%	2,859,243	62.99	to	59.97	175,293,823	0.67%	26.14%	to	25.83%

CVSPIP
2025	0.10%			6,926	42.67			295,491	1.27%	17.39%
2024	0.10%			6,291	36.35			228,676	1.37%	24.51%
2023	0.10%			6,170	29.19			180,122	0.97%	25.80%
2022	0.10%	to	0.25%	18,420	23.21	to	22.91	422,723	1.29%	-18.42%	to	-18.54%
2021	0.10%	to	0.25%	26,661	28.45	to	28.12	750,579	1.32%	28.29%	to	28.10%

CVSRMC
2025	0.00%			11,644	10.55			122,854	0.37%	1.46%
2024	0.00%			11,770	10.40			122,399	0.12%	10.22%

SASP5I
2025	0.00%	to	0.10%	5,584,599	25.49	to	22.87	130,063,228	1.11%	17.83%	to	17.71%
2024	0.00%	to	0.10%	5,073,774	21.64	to	19.43	100,474,529	1.44%	24.95%	to	24.83%
2023	0.00%	to	0.10%	5,583,486	17.32	to	15.56	87,854,697	1.45%	26.22%	to	26.10%
2022	0.00%	to	0.25%	5,650,190	13.72	to	12.29	69,942,923	1.29%	-18.12%	to	-18.32%
2021	0.00%	to	0.25%	6,563,596	16.75	to	15.05	99,144,530	1.32%	28.67%	to	28.35%

DAVVL
2025	0.00%	to	0.10%	174,736	43.91	to	43.12	7,585,709	1.08%	27.24%	to	27.12%
2024	0.00%	to	0.20%	186,089	34.51	to	33.34	6,353,756	1.04%	18.05%	to	17.82%
2023	0.00%	to	0.25%	203,189	29.23	to	28.07	5,864,103	1.32%	32.63%	to	32.30%
2022	0.00%	to	0.25%	223,269	22.04	to	21.22	4,804,531	1.33%	-20.13%	to	-20.33%
2021	0.00%	to	0.25%	211,113	27.60	to	26.63	5,699,706	0.60%	17.85%	to	17.56%

DFVEA
2022	0.00%			1,679	13.12			22,033	0.46%	-13.68%
2021	0.00%			704	15.20			10,703	4.54%	24.37%			*****

DFVGMI
2025	0.00%			69,004	20.01			1,380,959	2.63%	14.68%
2024	0.00%			64,259	17.45			1,121,352	3.43%	11.99%
2023	0.00%			22,997	15.58			358,337	2.35%	14.72%
2022	0.00%			18,291	13.58			248,433	1.79%	-10.96%
2021	0.00%			8,681	15.25			132,417	1.29%	14.20%

DFVIPS
2025	0.00%	to	0.10%	519,473	12.98	to	12.69	6,615,139	5.52%	7.55%	to	7.45%
2024	0.00%	to	0.10%	361,598	12.07	to	11.81	4,277,790	2.66%	1.88%	to	1.78%
2023	0.00%	to	0.10%	452,625	11.85	to	11.60	5,267,215	3.52%	4.02%	to	3.92%
2022	0.00%	to	0.25%	577,869	11.39	to	11.06	6,460,263	7.50%	-12.45%	to	-12.67%

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.00%	to	0.25%	591,179	13.01	to	12.66	7,546,948	4.36%	5.58%	to	5.32%

DFVIS
2025	0.00%			5,038	22.20			111,831	4.31%	36.99%
2024	0.00%			3,434	16.20			55,646	3.99%	3.82%
2023	0.00%			2,463	15.61			38,440	3.79%	14.11%
2022	0.00%			1,495	13.68			20,449	3.25%	-17.64%
2021	0.00%			1,251	16.61			20,777	2.56%	14.56%

DFVIV
2025	0.00%	to	0.10%	209,739	21.51	to	17.18	3,989,930	6.37%	45.64%	to	45.49%
2024	0.00%	to	0.10%	32,720	14.77	to	11.81	414,765	4.61%	6.62%	to	6.52%
2023	0.00%			4,436	13.85			61,459	1.32%	17.86%
2022	0.00%			6,449	11.75			75,805	3.37%	-3.46%
2021	0.00%			6,182	12.18			75,269	5.08%	18.11%

DFVULV
2025	0.00%			184,229	18.96			3,492,442	2.02%	15.83%
2024	0.00%			163,981	16.37			2,683,839	0.88%	13.38%
2023	0.00%	to	0.10%	889,294	14.43	to	14.41	12,814,732	2.32%	10.92%	to	10.81%
2022	0.00%	to	0.25%	912,888	13.01	to	12.94	11,828,335	2.08%	-4.88%	to	-5.12%
2021	0.00%	to	0.25%	931,888	13.68	to	13.63	12,745,669	1.72%	27.04%	to	26.72%

DFVUTV
2025	0.00%	to	0.10%	369,018	26.01	to	25.73	9,503,024	1.95%	8.95%	to	8.84%
2024	0.00%	to	0.10%	356,471	23.87	to	23.64	8,432,011	1.47%	8.14%	to	8.03%
2023	0.00%	to	0.10%	323,045	22.07	to	21.88	7,073,421	1.69%	20.03%	to	19.91%
2022	0.00%	to	0.25%	274,358	18.39	to	18.04	5,001,560	1.32%	-4.21%	to	-4.45%
2021	0.00%	to	0.25%	249,159	19.20	to	18.88	4,746,289	1.67%	39.68%	to	39.33%

DSGIBA
2025	0.00%			42,179	19.95			841,559	4.29%	15.80%
2024	0.00%			42,899	17.23			739,157	3.64%	9.10%
2023	0.00%			45,322	15.79			715,755	2.46%	14.89%
2022	0.00%			32,917	13.75			452,463	3.61%	-14.98%
2021	0.00%			13,452	16.17			217,489	2.24%	10.95%

SVSSVB
2025	0.10%			4,244	28.89			122,617	0.56%	17.73%
2024	0.10%			5,124	24.54			125,758	0.81%	5.69%
2023	0.10%	to	0.20%	5,391	23.22	to	22.85	125,131	0.80%	14.47%	to	14.36%
2022	0.10%	to	0.20%	5,725	20.29	to	19.98	115,983	0.46%	-16.22%	to	-16.31%
2021	0.10%	to	0.20%	6,055	24.21	to	23.87	146,484	0.85%	29.91%	to	29.78%

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

ETVFR
2025	0.00%	to	0.20%	927,700	17.08	to	16.58	15,582,169	6.72%	3.95%	to	3.75%
2024	0.00%	to	0.25%	1,047,535	16.43	to	15.88	16,941,199	7.92%	7.68%	to	7.41%
2023	0.00%	to	0.25%	1,430,451	15.26	to	14.78	21,509,363	8.20%	11.21%	to	10.93%
2022	0.00%	to	0.25%	1,556,108	13.72	to	13.32	20,840,138	4.47%	-2.74%	to	-2.98%
2021	0.00%	to	0.25%	2,314,069	14.11	to	13.73	32,050,768	2.89%	3.63%	to	3.37%

FQB
2025	0.00%	to	0.20%	678,889	29.61	to	28.08	19,862,232	3.28%	7.08%	to	6.87%
2024	0.00%	to	0.20%	705,648	27.66	to	26.27	19,293,751	2.94%	3.89%	to	3.68%
2023	0.00%	to	0.20%	718,118	26.62	to	25.34	18,910,337	2.63%	6.14%	to	5.93%
2022	0.00%	to	0.20%	740,388	25.08	to	23.92	18,381,616	2.58%	-9.28%	to	-9.46%
2021	0.00%	to	0.25%	780,828	27.65	to	26.12	21,379,592	2.66%	-1.40%	to	-1.64%

FVU2
2025	0.00%			63,511	15.19			964,447	2.86%	7.03%
2024	0.00%			63,837	14.19			905,687	2.22%	15.56%
2023	0.00%			66,211	12.28			812,914	1.90%	8.68%
2022	0.00%			70,758	11.30			799,336	1.86%	-13.75%
2021	0.00%			71,964	13.10			942,615	1.69%	18.51%

FVUS2
2025	0.00%	to	0.20%	14,647	10.94	to	10.78	159,024	0.34%	6.80%	to	6.59%
2024	0.00%	to	0.20%	140	10.25	to	10.11	1,423	4.49%	0.58%	to	0.38%
2023	0.00%	to	0.20%	27,695	10.19	to	10.07	280,419	2.95%	4.19%	to	3.98%
2022	0.00%	to	0.25%	44,377	9.78	to	9.66	431,293	1.97%	-12.55%	to	-12.77%
2021	0.00%	to	0.25%	79,357	11.18	to	11.08	884,660	2.40%	-2.04%	to	-2.29%

FCS
2025	0.00%	to	0.25%	872,339	176.69	to	113.99	110,822,233	0.06%	21.38%	to	21.07%
2024	0.00%	to	0.25%	617,084	145.57	to	94.15	65,137,042	0.09%	33.63%	to	33.30%
2023	0.00%	to	0.25%	587,828	108.94	to	70.63	46,035,231	0.42%	33.34%	to	33.01%
2022	0.00%	to	0.25%	577,520	81.70	to	53.10	32,957,715	0.38%	-26.38%	to	-26.57%
2021	0.00%	to	0.25%	655,947	110.98	to	72.31	50,687,945	0.05%	27.71%	to	27.39%

FEIS
2025	0.00%	to	0.20%	1,166,944	75.74	to	58.51	84,580,763	1.74%	18.92%	to	18.68%
2024	0.00%	to	0.25%	1,224,241	63.69	to	48.71	74,777,394	1.73%	15.24%	to	14.96%
2023	0.00%	to	0.25%	1,296,971	55.27	to	42.38	68,577,885	1.83%	10.53%	to	10.26%
2022	0.00%	to	0.25%	1,383,337	50.00	to	38.43	65,961,627	1.81%	-5.09%	to	-5.32%
2021	0.00%	to	0.25%	1,453,165	52.68	to	40.59	73,227,880	1.81%	24.83%	to	24.52%

FEMS

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.00%	to	0.20%	839,665	18.70	to	18.41	15,565,358	1.95%	41.04%	to	40.76%
2024	0.00%	to	0.20%	804,487	13.26	to	13.08	10,582,473	1.38%	9.87%	to	9.65%
2023	0.00%	to	0.25%	761,402	12.07	to	11.90	9,129,238	1.95%	9.61%	to	9.34%
2022	0.00%	to	0.25%	1,017,714	11.01	to	10.88	11,141,492	1.67%	-20.26%	to	-20.46%
2021	0.00%	to	0.25%	998,192	13.81	to	13.68	13,708,334	1.97%	-2.28%	to	-2.53%

FF10S
2025	0.00%			72,516	30.67			2,224,321	2.72%	10.44%
2024	0.00%	to	0.10%	90,719	27.77	to	27.23	2,511,549	3.45%	5.26%	to	5.16%
2023	0.00%	to	0.10%	88,157	26.38	to	25.90	2,321,159	3.55%	9.28%	to	9.17%
2022	0.00%	to	0.25%	118,512	24.15	to	23.10	2,855,398	2.08%	-13.57%	to	-13.78%
2021	0.00%	to	0.25%	129,361	27.94	to	26.80	3,602,861	0.92%	5.79%	to	5.53%

FF15S
2025	0.00%	to	0.20%	160,123	26.21	to	25.30	4,127,677	2.29%	11.87%	to	11.65%
2024	0.00%	to	0.25%	244,965	23.43	to	22.48	5,636,387	3.10%	6.34%	to	6.07%
2023	0.00%	to	0.25%	290,963	22.03	to	21.19	6,305,032	3.50%	10.86%	to	10.58%
2022	0.00%	to	0.25%	420,417	19.88	to	19.16	8,198,932	2.04%	-14.66%	to	-14.88%
2021	0.00%	to	0.25%	423,663	23.29	to	22.51	9,696,310	1.02%	7.59%	to	7.32%

FF20S
2025	0.00%	to	0.20%	498,313	37.11	to	35.61	18,213,468	2.24%	13.18%	to	12.95%
2024	0.00%	to	0.25%	684,990	32.79	to	31.22	22,092,988	2.70%	7.55%	to	7.28%
2023	0.00%	to	0.25%	833,285	30.49	to	29.10	24,990,426	3.07%	12.34%	to	12.06%
2022	0.00%	to	0.25%	924,217	27.14	to	25.97	24,650,696	2.01%	-15.83%	to	-16.04%
2021	0.00%	to	0.25%	1,030,834	32.24	to	30.93	32,664,957	1.00%	9.47%	to	9.19%

FF25S
2025	0.00%	to	0.20%	437,884	30.76	to	29.69	13,205,800	1.74%	14.47%	to	14.24%
2024	0.00%	to	0.25%	836,673	26.87	to	25.77	22,050,816	2.20%	8.40%	to	8.13%
2023	0.00%	to	0.25%	1,119,836	24.79	to	23.84	27,236,369	2.62%	13.48%	to	13.20%
2022	0.00%	to	0.25%	1,630,226	21.84	to	21.06	34,796,924	1.96%	-16.51%	to	-16.72%
2021	0.00%	to	0.25%	1,635,708	26.16	to	25.28	41,880,095	1.00%	10.71%	to	10.43%

FF30S
2025	0.00%	to	0.20%	1,260,188	44.51	to	42.71	54,927,307	2.00%	15.33%	to	15.10%
2024	0.00%	to	0.25%	1,632,268	38.60	to	36.74	61,691,238	2.20%	9.34%	to	9.07%
2023	0.00%	to	0.25%	1,612,997	35.30	to	33.69	55,760,482	2.35%	14.56%	to	14.27%
2022	0.00%	to	0.25%	1,856,438	30.81	to	29.48	55,940,230	1.87%	-16.94%	to	-17.15%
2021	0.00%	to	0.25%	1,723,102	37.10	to	35.59	62,563,200	1.03%	12.24%	to	11.96%

FF35S
2025	0.00%	to	0.20%	896,406	19.71	to	19.41	17,534,911	1.73%	16.58%	to	16.35%

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.00%	to	0.25%	1,358,516	16.90	to	16.62	22,778,896	1.86%	10.93%	to	10.65%
2023	0.00%	to	0.25%	1,100,288	15.24	to	15.02	16,639,518	1.95%	16.71%	to	16.42%
2022	0.00%	to	0.25%	834,563	13.06	to	12.90	10,819,194	1.75%	-17.75%	to	-17.96%
2021	0.00%	to	0.25%	634,527	15.87	to	15.73	10,001,782	1.01%	15.32%	to	15.03%

FF40S
2025	0.00%	to	0.20%	1,014,818	44.02	to	42.66	43,774,820	1.46%	18.66%	to	18.42%
2024	0.00%	to	0.25%	1,252,501	37.10	to	35.76	45,558,513	1.37%	12.99%	to	12.71%
2023	0.00%	to	0.25%	1,296,366	32.83	to	31.73	41,716,300	1.52%	18.77%	to	18.47%
2022	0.00%	to	0.25%	1,017,073	27.64	to	26.78	27,526,076	1.56%	-18.30%	to	-18.51%
2021	0.00%	to	0.25%	980,516	33.84	to	32.87	32,493,805	0.88%	17.68%	to	17.39%

FF45S
2025	0.00%	to	0.20%	538,083	21.72	to	21.39	11,567,687	1.38%	19.73%	to	19.49%
2024	0.00%	to	0.20%	287,014	18.14	to	17.90	5,166,391	1.29%	13.70%	to	13.47%
2023	0.00%	to	0.25%	323,086	15.95	to	15.73	5,113,462	1.53%	19.33%	to	19.03%
2022	0.00%	to	0.25%	129,884	13.37	to	13.21	1,723,623	1.63%	-18.30%	to	-18.51%
2021	0.00%	to	0.25%	92,183	16.36	to	16.21	1,498,498	1.05%	17.69%	to	17.40%

FF50S
2025	0.00%	to	0.20%	240,097	24.21	to	23.79	5,767,568	0.98%	19.68%	to	19.44%
2024	0.00%	to	0.25%	374,274	20.23	to	19.85	7,495,774	1.27%	13.74%	to	13.45%
2023	0.00%	to	0.25%	384,354	17.79	to	17.49	6,767,365	1.46%	19.36%	to	19.07%
2022	0.00%	to	0.25%	294,572	14.90	to	14.69	4,343,914	1.68%	-18.35%	to	-18.56%
2021	0.00%	to	0.25%	133,170	18.25	to	18.04	2,408,104	0.81%	17.73%	to	17.44%

FF55S
2025	0.00%	to	0.20%	44,541	20.53	to	20.26	910,235	1.48%	19.71%	to	19.47%
2024	0.00%	to	0.20%	38,336	17.15	to	16.96	654,863	1.16%	13.72%	to	13.49%
2023	0.00%	to	0.25%	41,892	15.08	to	14.91	629,827	1.63%	19.40%	to	19.11%
2022	0.00%	to	0.25%	26,534	12.63	to	12.52	334,411	1.20%	-18.36%	to	-18.56%
2021	0.00%	to	0.25%	23,476	15.47	to	15.37	362,741	2.24%	17.72%	to	17.43%

FF60S
2025	0.00%	to	0.20%	86,861	20.55	to	20.28	1,776,407	1.17%	19.75%	to	19.51%
2024	0.00%	to	0.20%	118,788	17.16	to	16.97	2,027,576	1.28%	13.72%	to	13.50%
2023	0.00%	to	0.25%	108,700	15.09	to	14.92	1,631,759	1.28%	19.30%	to	19.01%
2022	0.00%	to	0.25%	93,141	12.65	to	12.53	1,173,931	1.68%	-18.27%	to	-18.47%
2021	0.00%	to	0.25%	46,147	15.48	to	15.37	713,233	1.31%	17.62%	to	17.33%

FF65S
2025	0.00%	to	0.20%	207,934	14.24	to	14.10	2,934,801	1.30%	19.71%	to	19.47%
2024	0.00%	to	0.20%	182,090	11.89	to	11.80	2,149,593	2.03%	13.70%	to	13.47%

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2023	0.00%	to	0.20%	2,150	10.46	to	10.40	22,386	1.94%	19.29%	to	19.05%
2022	0.10%			865	8.75			7,571	1.54%	-18.40%
2021	0.10%			655	10.73			7,026	1.23%	7.27%			*****

FF70S
2025	0.00%	to	0.20%	1,752	11.79	to	11.78	20,646	2.84%	17.92%	to	17.76%	*****

FFINS
2025	0.00%	to	0.20%	54,529	18.16	to	17.62	975,430	1.84%	9.56%	to	9.34%
2024	0.00%	to	0.20%	129,765	16.58	to	16.12	2,124,042	3.76%	4.28%	to	4.07%
2023	0.00%	to	0.20%	83,459	15.90	to	15.49	1,308,705	4.37%	7.60%	to	4.00%
2022	0.10%	to	0.25%	85,139	14.57	to	14.31	1,237,650	2.05%	-12.14%	to	-12.28%
2021	0.10%	to	0.25%	96,614	16.58	to	16.31	1,598,542	0.83%	3.06%	to	2.91%

FGOS
2025	0.10%			8,348	109.36			912,883	0.00%	21.69%
2024	0.10%			8,512	89.86			764,897	0.00%	38.62%
2023	0.10%			8,719	64.83			565,221	0.00%	45.37%
2022	0.10%			8,934	44.60			398,414	0.00%	-38.27%
2021	0.10%			9,107	72.25			657,959	0.00%	11.72%

FGS
2025	0.00%	to	0.25%	2,284,719	147.88	to	81.81	269,331,212	0.20%	14.78%	to	14.49%
2024	0.00%	to	0.25%	2,453,666	128.84	to	71.45	249,403,613	0.00%	30.27%	to	29.94%
2023	0.00%	to	0.25%	2,392,899	98.90	to	54.99	189,511,395	0.04%	36.09%	to	35.76%
2022	0.00%	to	0.25%	2,220,927	72.67	to	40.51	132,680,427	0.51%	-24.52%	to	-24.71%
2021	0.00%	to	0.25%	2,443,139	96.29	to	53.80	189,226,861	0.00%	23.08%	to	22.77%

FHIS
2025	0.00%	to	0.10%	350,592	30.34	to	29.43	10,488,145	6.21%	10.32%	to	10.21%
2024	0.00%	to	0.10%	400,287	27.50	to	26.70	10,848,340	5.88%	8.72%	to	8.61%
2023	0.00%	to	0.10%	420,699	25.29	to	24.58	10,493,723	5.74%	10.50%	to	10.39%
2022	0.00%	to	0.10%	432,766	22.89	to	22.27	9,775,065	5.04%	-11.56%	to	-11.65%
2021	0.00%	to	0.25%	437,536	25.88	to	31.37	11,191,388	5.26%	4.50%	to	4.24%

FIGBS
2025	0.00%	to	0.25%	7,997,811	21.51	to	20.33	168,142,357	3.57%	7.14%	to	6.87%
2024	0.00%	to	0.25%	8,412,619	20.08	to	19.02	165,170,401	3.58%	1.62%	to	1.37%
2023	0.00%	to	0.25%	7,517,836	19.76	to	18.76	145,154,333	2.57%	6.12%	to	5.86%
2022	0.00%	to	0.25%	7,799,075	18.62	to	17.73	141,621,717	2.15%	-13.03%	to	-13.24%
2021	0.00%	to	0.25%	8,485,983	21.41	to	20.43	176,979,449	2.04%	-0.72%	to	-0.97%

FIP
2025	0.00%			299,405	66.05			19,774,598	1.25%	17.78%

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.00%			218,364	56.08			12,245,443	1.54%	24.90%
2023	0.00%			119,844	44.90			5,380,876	1.54%	26.19%
2022	0.00%			97,322	35.58			3,462,677	1.54%	-18.21%
2021	0.00%			74,499	43.50			3,240,890	0.69%	28.58%

FMCS
2025	0.00%	to	0.20%	343,676	116.29	to	111.14	39,783,618	0.37%	11.66%	to	11.44%
2024	0.00%	to	0.25%	373,775	104.14	to	98.65	38,746,794	0.48%	17.35%	to	17.06%
2023	0.00%	to	0.25%	392,894	88.74	to	84.28	34,692,034	0.51%	15.00%	to	14.72%
2022	0.00%	to	0.25%	424,378	77.17	to	73.46	32,524,294	0.40%	-14.85%	to	-15.07%
2021	0.00%	to	0.25%	455,311	90.63	to	86.50	40,983,181	0.52%	25.51%	to	25.19%

FMMP
2025	0.10%			907,912	12.10			10,981,773	3.96%	4.03%
2024	0.10%			576,289	11.63			6,700,523	4.93%	4.97%
2023	0.10%			104,768	11.08			1,160,475	4.79%	4.81%
2022	0.10%	to	0.25%	414,328	10.57	to	10.47	4,375,775	1.55%	1.35%	to	1.20%
2021	0.10%			206,171	10.43			2,149,993	0.01%	-0.09%

FNRS2
2025	0.00%			208,965	32.90			6,875,554	1.95%	10.34%
2024	0.00%			262,981	29.82			7,841,929	2.01%	4.02%
2023	0.00%			304,793	28.67			8,737,461	2.45%	0.70%
2022	0.00%			417,439	28.47			11,883,395	2.33%	62.87%
2021	0.00%			295,154	17.48			5,158,974	2.30%	54.83%

FOS
2025	0.00%	to	0.25%	481,696	45.79	to	33.23	21,773,423	1.53%	20.28%	to	19.98%
2024	0.00%	to	0.25%	515,936	38.07	to	27.70	19,402,948	1.60%	4.95%	to	4.69%
2023	0.00%	to	0.25%	542,847	36.27	to	26.46	19,399,987	0.94%	20.41%	to	20.11%
2022	0.00%	to	0.25%	560,131	30.13	to	22.03	16,658,704	0.99%	-24.58%	to	-24.77%
2021	0.00%	to	0.25%	587,029	39.95	to	29.28	23,116,706	0.45%	19.57%	to	19.27%

FRESS
2025	0.00%	to	0.20%	265,010	13.57	to	13.65	3,609,099	1.73%	3.04%	to	2.83%
2024	0.00%	to	0.20%	301,851	13.17	to	13.28	3,993,814	4.33%	6.38%	to	6.16%
2023	0.00%	to	0.25%	199,983	12.38	to	12.47	2,493,771	2.54%	11.09%	to	10.81%
2022	0.00%	to	0.25%	218,681	11.15	to	11.25	2,454,544	1.46%	-27.62%	to	-27.80%
2021	0.00%	to	0.25%	185,159	15.40	to	15.59	2,875,132	0.78%	38.86%	to	38.51%

FVBIS
2025	0.00%			42,911	10.62			455,703	3.56%	7.01%
2024	0.00%			28,770	9.92			285,522	4.77%	1.10%

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.00%			171	9.82			1,683	0.44%	5.23%
2021	0.00%			354	10.76			3,807	0.96%	-2.05%			*****

FVEMIS
2025	0.00%			26,126	18.11			473,077	1.32%	12.18%
2024	0.00%			17,019	16.14			274,698	2.91%	12.19%
2023	0.00%			835	14.39			12,019	2.03%	17.34%
2022	0.00%			567	12.26			6,952	2.70%	-18.22%
2021	0.00%			47	14.99			705	1.29%	21.16%			*****

FVFRHI
2025	0.00%			6,064	12.32			74,721	7.17%	5.33%

FVIIS
2025	0.00%			26,341	17.24			454,036	5.70%	33.06%
2023	0.00%			1,171	12.34			14,441	3.28%	16.04%
2022	0.00%			947	10.63			10,067	2.99%	-16.13%
2021	0.00%			221	12.68			2,801	3.92%	7.65%			*****

FVMIS
2025	0.00%			31,281	24.28			759,518	1.10%	17.02%
2024	0.00%			28,607	20.75			593,572	1.49%	23.58%
2023	0.00%			16,760	16.79			281,390	1.07%	25.94%
2022	0.00%			16,683	13.33			222,404	1.31%	-19.33%
2021	0.00%			16,494	16.53			272,582	0.92%	25.55%

FVSS
2025	0.00%	to	0.20%	145,283	71.39	to	68.09	10,239,544	0.98%	7.91%	to	7.69%
2024	0.00%	to	0.20%	143,723	66.16	to	63.22	9,384,846	0.90%	9.27%	to	9.05%
2023	0.00%	to	0.20%	145,576	60.54	to	57.98	8,744,402	1.28%	20.77%	to	20.53%
2022	0.00%	to	0.20%	117,118	50.13	to	48.10	5,829,933	1.13%	-7.19%	to	-7.38%
2021	0.00%			79,231	54.02			4,279,740	1.44%	33.48%

FVSS2
2025	0.00%			16,618	13.75			228,448	0.78%	7.70%
2024	0.00%			18,607	12.76			237,502	0.93%	9.16%
2023	0.00%			12,504	11.69			146,214	1.15%	20.61%
2022	0.00%			4,699	9.70			45,557	0.14%	-3.05%			*****

FTVDM2
2025	0.00%			19	20.38			389	0.63%	46.27%
2024	0.00%			194,636	13.94			2,712,411	4.02%	7.67%
2023	0.00%			226,360	12.94			2,929,860	2.02%	12.62%
2022	0.00%			263,948	11.49			3,033,480	2.58%	-21.98%

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.00%			230,532	14.73			3,395,991	0.88%	-5.74%

FTVFA2
2025	0.00%			22,081	26.26			579,893	1.94%	12.60%
2024	0.00%			22,192	23.32			517,607	2.03%	9.15%
2023	0.00%			22,491	21.37			480,605	1.42%	14.61%
2022	0.00%			25,188	18.64			469,617	1.53%	-16.00%
2021	0.00%			31,055	22.20			689,289	1.70%	11.68%

FTVGB1
2025	0.00%	to	0.20%	815,181	10.89	to	9.56	7,891,234	0.00%	16.09%	to	15.85%
2024	0.00%	to	0.25%	807,552	9.38	to	8.21	6,740,875	0.00%	-11.13%	to	-11.35%
2023	0.00%	to	0.25%	783,529	10.56	to	9.26	7,367,556	0.00%	3.19%	to	2.94%
2022	0.00%	to	0.25%	776,061	10.23	to	9.00	7,071,471	0.00%	-4.85%	to	-5.09%
2021	0.00%	to	0.25%	1,391,217	10.75	to	9.48	13,336,947	0.00%	-4.62%	to	-4.86%

FTVGI2
2025	0.00%	to	0.20%	234,965	16.35	to	15.77	3,841,296	0.00%	15.73%	to	15.50%
2024	0.00%	to	0.20%	239,546	14.13	to	13.65	3,383,860	0.00%	-11.37%	to	-11.55%
2023	0.00%	to	0.20%	245,827	15.94	to	15.43	3,917,975	0.00%	2.88%	to	2.68%
2022	0.00%	to	0.20%	280,239	15.50	to	15.03	4,341,386	0.00%	-4.95%	to	-5.14%
2021	0.00%	to	0.20%	313,941	16.30	to	15.84	5,116,994	0.00%	-4.99%	to	-5.18%

FTVIS2
2025	0.00%			172,099	32.33			5,564,257	5.06%	12.56%
2024	0.00%			181,464	28.72			5,212,501	5.12%	7.20%
2023	0.00%			196,286	26.79			5,259,366	5.06%	8.62%
2022	0.00%			222,539	24.67			5,489,452	4.72%	-5.47%
2021	0.00%			215,985	26.10			5,636,309	4.69%	16.75%

FTVMD1
2025	0.00%			10,150	12.74			129,302	3.70%	23.62%
2024	0.00%			8,328	10.30			85,820	3.49%	3.05%			*****

FTVMD2
2025	0.00%	to	0.20%	7,214	32.09	to	30.96	227,486	1.20%	23.34%	to	23.09%
2024	0.00%	to	0.20%	14,494	26.02	to	25.15	367,774	1.83%	4.66%	to	4.45%
2023	0.00%	to	0.20%	14,470	24.86	to	24.08	351,560	2.13%	20.31%	to	20.07%
2022	0.00%	to	0.25%	13,973	20.66	to	19.90	282,194	0.98%	-4.75%	to	-4.99%
2021	0.00%	to	0.25%	26,714	21.69	to	20.95	564,885	2.59%	19.13%	to	18.83%

FTVSC1
2025	0.00%			11,341	11.38			129,052	0.00%	2.70%
2024	0.00%			4,226	11.08			46,818	0.00%	10.79%			*****

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

FTVSV2
2025	0.00%	to	0.20%	140,990	53.10	to	50.95	7,317,559	1.09%	7.65%	to	7.44%
2024	0.00%	to	0.25%	150,429	49.33	to	46.96	7,237,886	0.92%	11.71%	to	11.43%
2023	0.00%	to	0.25%	246,136	44.16	to	42.15	10,643,821	0.53%	12.75%	to	12.46%
2022	0.00%	to	0.25%	306,940	39.17	to	37.47	11,730,058	0.97%	-10.06%	to	-10.29%
2021	0.00%	to	0.25%	273,764	43.55	to	41.77	11,582,049	1.02%	25.37%	to	25.05%

FTVSVI
2025	0.00%			128,888	88.71			11,433,516	1.22%	7.90%
2024	0.00%			147,233	82.21			12,104,214	1.10%	12.01%
2023	0.00%			152,605	73.40			11,200,474	0.73%	13.02%
2022	0.00%			162,340	64.94			10,542,265	1.23%	-9.82%
2021	0.00%			172,759	72.01			12,439,969	1.12%	25.67%

FTVUG1
2025	0.00%			71	11.13			788	0.00%	7.01%
2024	0.00%			152	10.41			1,584	0.00%	4.05%			*****

TIF
2025	0.00%			20,926	42.93			898,441	2.52%	29.51%
2024	0.00%			21,594	33.15			715,865	2.60%	-0.79%
2023	0.00%			22,742	33.42			759,988	3.38%	21.09%
2022	0.00%			23,562	27.60			650,229	3.40%	-7.39%
2021	0.00%			25,861	29.80			770,587	2.02%	4.44%

TIF2
2025	0.00%	to	0.25%	254,240	38.40	to	36.22	9,623,721	2.31%	29.19%	to	28.87%
2024	0.00%	to	0.25%	277,447	29.72	to	28.11	8,129,144	2.45%	-1.00%	to	-1.25%
2023	0.00%	to	0.25%	303,692	30.02	to	28.46	8,986,464	3.22%	20.76%	to	20.46%
2022	0.00%	to	0.25%	359,594	24.86	to	23.63	8,776,402	3.11%	-7.61%	to	-7.84%
2021	0.00%	to	0.25%	399,213	26.91	to	25.64	10,522,468	1.88%	4.16%	to	3.90%

GVCSE
2025	0.00%	to	0.20%	58,513	36.61	to	35.69	2,131,178	0.81%	16.14%	to	15.91%
2024	0.00%	to	0.20%	43,808	31.52	to	30.79	1,370,336	0.93%	19.05%	to	18.81%
2023	0.00%	to	0.20%	53,874	26.47	to	25.92	1,417,658	0.98%	19.28%	to	19.04%
2022	0.00%	to	0.25%	60,235	22.20	to	21.67	1,325,154	0.30%	-19.38%	to	-19.58%
2021	0.00%	to	0.25%	62,992	27.53	to	26.94	1,718,724	0.47%	23.79%	to	23.48%

GVGMNS
2025	0.00%			1,614	20.11			32,463	3.90%	9.89%
2024	0.00%			1,697	18.30			31,051	3.25%	11.76%
2023	0.00%			1,547	16.37			25,324	1.80%	15.57%

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.00%			1,455	14.17			20,613	0.00%	-19.16%
2021	0.00%			1,661	17.53			29,109	0.00%	16.17%

GVGOPS
2025	0.20%			12,324	42.61			525,166	0.00%	7.14%
2024	0.00%	to	0.20%	27,743	40.87	to	39.77	1,116,615	0.00%	20.29%	to	20.05%
2023	0.10%	to	0.20%	18,921	33.55	to	33.13	627,004	0.00%	18.33%	to	18.21%
2022	0.20%			26,999	28.03			756,674	0.00%	-26.45%
2021	0.20%			36,294	38.11			1,382,996	0.00%	11.26%

GVMCE
2025	0.10%	to	0.25%	73,514	87.40	to	84.40	6,415,596	0.96%	9.28%	to	9.12%
2024	0.10%	to	0.25%	107,635	79.98	to	77.35	8,563,441	1.00%	12.29%	to	12.12%
2023	0.10%	to	0.25%	121,686	71.23	to	68.99	8,623,142	0.98%	11.31%	to	11.14%
2022	0.10%	to	0.25%	141,368	63.99	to	62.07	8,968,706	0.62%	-10.08%	to	-10.21%
2021	0.10%	to	0.25%	164,072	71.16	to	69.13	11,479,548	0.45%	30.82%	to	30.62%

RVARS
2025	0.00%			13,211	12.51			165,279	2.37%	1.25%
2024	0.00%			15,276	12.36			188,754	4.77%	-3.66%
2023	0.00%			17,870	12.83			229,203	2.59%	4.37%
2022	0.00%			28,496	12.29			350,188	1.14%	-3.40%
2021	0.00%			29,278	12.72			372,457	0.00%	8.10%

ACEG
2025	0.00%			45,698	62.22			2,843,112	0.00%	11.66%
2024	0.00%			55,142	55.72			3,072,322	0.00%	34.89%
2023	0.00%			45,834	41.31			1,893,210	0.00%	40.93%
2022	0.00%			40,536	29.31			1,188,129	0.00%	-31.11%
2021	0.00%			67,127	42.55			2,856,153	0.00%	11.93%

ACGI
2025	0.00%	to	0.20%	200,111	46.11	to	44.69	9,044,786	1.50%	15.62%	to	15.39%
2024	0.00%	to	0.25%	185,117	39.88	to	38.45	7,237,674	1.43%	16.00%	to	15.71%
2023	0.00%	to	0.25%	135,644	34.38	to	33.23	4,590,645	1.48%	12.66%	to	12.38%
2022	0.00%	to	0.25%	157,860	30.52	to	29.57	4,739,120	1.63%	-5.75%	to	-5.99%
2021	0.00%	to	0.25%	159,839	32.38	to	31.45	5,097,474	1.36%	28.51%	to	28.18%

AVHY1
2025	0.10%	to	0.20%	5,654	20.90	to	20.58	116,575	6.06%	6.62%	to	6.51%
2024	0.00%	to	0.20%	11,752	19.89	to	19.32	229,790	5.54%	7.73%	to	7.51%
2023	0.00%	to	0.25%	14,697	18.46	to	17.85	265,902	3.46%	10.18%	to	9.90%
2022	0.00%	to	0.25%	31,263	16.76	to	16.24	512,669	3.55%	-9.55%	to	-9.78%

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.00%	to	0.25%	43,995	18.53	to	18.00	802,044	4.62%	4.38%	to	4.12%

AVIE
2025	0.00%	to	0.25%	609,592	43.29	to	41.01	25,787,034	1.39%	16.50%	to	16.21%
2024	0.00%	to	0.25%	806,555	37.16	to	35.29	29,253,195	1.76%	0.62%	to	0.37%
2023	0.00%	to	0.25%	873,399	36.93	to	35.16	31,314,554	0.20%	18.15%	to	17.85%
2022	0.00%	to	0.25%	993,367	31.26	to	29.83	30,064,888	1.69%	-18.31%	to	-18.51%
2021	0.00%	to	0.25%	1,089,800	38.26	to	36.61	40,258,272	1.31%	5.89%	to	5.62%

AVMCCI
2025	0.00%	to	0.20%	2,833	47.35	to	45.44	133,739	0.33%	9.19%	to	8.97%
2024	0.00%	to	0.20%	3,273	43.37	to	41.70	140,852	0.31%	17.07%	to	16.83%
2023	0.00%	to	0.20%	4,522	37.04	to	35.69	166,004	0.26%	14.47%	to	14.24%
2022	0.00%	to	0.20%	5,555	32.36	to	31.24	177,683	0.28%	-14.26%	to	-14.43%
2021	0.00%	to	0.20%	9,184	37.75	to	36.51	344,385	0.46%	23.24%	to	23.00%

AVSCE
2025	0.10%			643	24.76			15,925	0.00%	7.94%
2024	0.10%	to	0.20%	4,216	22.94	to	22.69	96,685	0.12%	17.97%	to	17.85%
2023	0.10%	to	0.20%	6,890	19.44	to	19.26	133,951	0.00%	16.46%	to	16.34%
2022	0.20%	to	0.25%	9,341	16.55	to	16.48	153,937	0.00%	-20.66%	to	-20.70%
2021	0.25%			9,705	20.78			201,690	0.17%	20.10%

IVBRA1
2024	0.00%			82,354	15.02			1,236,707	6.16%	3.88%
2023	0.00%			82,391	14.46			1,191,062	0.00%	6.63%
2022	0.00%			92,910	13.56			1,259,565	7.48%	-14.35%
2021	0.00%			115,044	15.83			1,820,981	3.31%	9.54%

MSVMV
2025	0.10%			11,439	52.92			605,359	1.42%	20.88%
2024	0.10%			—	43.78			2	1.22%	30.28%
2023	0.10%			—	33.60			2	0.62%	15.48%

OVAG
2025	0.00%	to	0.20%	669,726	76.78	to	40.94	48,093,740	0.00%	4.79%	to	4.58%
2024	0.00%	to	0.20%	702,261	73.27	to	39.15	48,506,252	0.00%	24.23%	to	23.98%
2023	0.00%	to	0.25%	739,113	58.98	to	31.22	41,211,289	0.00%	13.15%	to	12.87%
2022	0.00%	to	0.25%	798,724	52.13	to	27.66	39,240,488	0.00%	-30.98%	to	-31.15%
2021	0.00%	to	0.25%	781,372	75.53	to	40.17	56,484,873	0.00%	19.10%	to	18.80%

OVGI
2025	0.10%	to	0.20%	149,888	70.57	to	65.76	10,564,583	0.54%	15.81%	to	15.70%
2024	0.10%	to	0.20%	165,349	60.94	to	56.84	10,064,372	0.00%	23.52%	to	23.40%

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.10%	to	0.20%	181,519	49.33	to	46.07	8,940,840	0.83%	23.09%	to	22.97%
2022	0.10%	to	0.25%	190,821	40.08	to	37.05	7,567,689	1.50%	-20.21%	to	-20.33%
2021	0.10%	to	0.25%	193,654	50.23	to	46.50	9,595,994	0.78%	27.44%	to	27.25%

OVGR
2025	0.00%	to	0.10%	219,960	115.75	to	84.95	18,687,234	0.00%	12.80%	to	12.68%
2024	0.00%	to	0.20%	246,742	102.62	to	57.62	18,586,950	0.00%	34.16%	to	33.89%
2023	0.00%	to	0.20%	244,955	76.49	to	43.04	13,761,971	0.00%	35.38%	to	35.11%
2022	0.00%	to	0.25%	250,644	56.50	to	31.50	10,384,085	0.00%	-30.78%	to	-30.96%
2021	0.10%	to	0.25%	251,863	60.15	to	45.63	15,021,493	0.00%	22.45%	to	22.26%

OVGS
2025	0.00%	to	0.25%	725,625	66.39	to	62.27	47,109,649	0.00%	15.32%	to	15.03%
2024	0.00%	to	0.25%	1,550,906	57.57	to	54.13	88,011,000	0.00%	16.07%	to	15.78%
2023	0.00%	to	0.25%	1,684,748	49.60	to	46.75	82,331,148	0.23%	34.73%	to	34.40%
2022	0.00%	to	0.25%	1,791,197	36.81	to	34.79	64,949,823	0.00%	-31.76%	to	-31.94%
2021	0.00%	to	0.25%	1,957,094	53.95	to	51.11	103,922,343	0.00%	15.49%	to	15.20%

OVIG
2025	0.00%	to	0.20%	1,169,754	19.24	to	18.76	22,197,080	0.35%	16.32%	to	16.09%
2024	0.00%	to	0.25%	1,296,936	16.54	to	16.06	21,094,940	0.63%	-1.67%	to	-1.92%
2023	0.00%	to	0.25%	1,367,667	16.82	to	16.38	22,661,780	0.61%	21.06%	to	20.76%
2022	0.00%	to	0.25%	1,307,911	13.89	to	13.56	17,916,456	0.00%	-27.13%	to	-27.31%
2021	0.00%	to	0.25%	1,287,678	19.06	to	18.66	24,179,572	0.00%	10.22%	to	9.94%

OVSB
2025	0.00%			792,086	18.00			14,258,175	6.24%	12.98%
2024	0.00%			739,833	15.93			11,787,244	3.09%	3.16%
2023	0.00%			872,090	15.44			13,468,686	0.00%	8.88%
2022	0.00%			955,224	14.18			13,549,031	0.00%	-11.46%
2021	0.00%			1,072,926	16.02			17,188,442	4.67%	-3.41%

OVSC
2025	0.00%	to	0.20%	710,234	102.07	to	97.55	71,045,318	0.42%	8.70%	to	8.48%
2024	0.00%	to	0.25%	202,927	93.90	to	88.95	18,783,134	0.00%	12.68%	to	12.40%
2023	0.00%	to	0.25%	145,131	83.33	to	79.14	11,988,097	1.19%	18.13%	to	17.83%
2022	0.00%	to	0.25%	140,705	70.54	to	67.16	9,851,332	0.55%	-15.83%	to	-16.04%
2021	0.00%	to	0.25%	117,806	83.82	to	79.99	9,835,225	0.38%	22.55%	to	22.25%

JABS
2025	0.00%	to	0.20%	439,619	70.84	to	67.61	30,568,900	1.71%	14.82%	to	14.59%
2024	0.00%	to	0.25%	567,901	61.69	to	58.34	34,257,730	1.75%	15.15%	to	14.86%

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.00%	to	0.25%	616,100	53.58	to	50.80	32,287,895	1.76%	15.13%	to	14.85%
2022	0.00%	to	0.25%	698,736	46.53	to	44.23	31,724,372	0.88%	-16.62%	to	-16.83%
2021	0.00%	to	0.25%	926,718	55.81	to	53.18	50,269,630	0.68%	16.91%	to	16.62%

JACAS
2025	0.00%	to	0.20%	143,435	89.80	to	85.27	12,599,532	0.29%	17.86%	to	17.63%
2024	0.00%	to	0.20%	908,126	76.20	to	72.49	68,879,996	0.01%	28.14%	to	27.88%
2023	0.00%	to	0.20%	976,736	59.46	to	56.69	57,840,356	0.13%	39.65%	to	39.37%
2022	0.00%	to	0.25%	1,045,056	42.58	to	40.21	44,310,904	0.05%	-33.73%	to	-33.89%
2021	0.00%	to	0.25%	1,156,158	64.25	to	60.82	73,957,820	0.00%	22.60%	to	22.29%

JAEI
2025	0.00%			69,243	27.04			1,872,379	0.30%	7.67%
2024	0.00%			92,700	25.11			2,328,093	0.77%	15.61%
2023	0.00%			61,958	21.72			1,345,977	0.17%	18.07%
2022	0.00%			56,091	18.40			1,032,016	0.21%	-15.94%
2021	0.00%			73,917	21.89			1,617,891	0.26%	16.83%

JAFBS
2025	0.00%	to	0.20%	585,426	12.39	to	12.11	7,192,317	4.35%	7.22%	to	7.01%
2024	0.00%	to	0.20%	719,685	11.55	to	11.32	8,237,012	4.45%	1.63%	to	1.42%
2023	0.00%	to	0.20%	650,962	11.37	to	11.16	7,336,911	3.63%	5.29%	to	5.08%
2022	0.00%	to	0.25%	682,250	10.80	to	10.58	7,296,688	2.01%	-13.90%	to	-14.12%
2021	0.00%	to	0.25%	604,281	12.54	to	12.31	7,514,491	1.66%	-1.11%	to	-1.36%

JAGSEI
2025	0.00%			506	14.61			7,398	0.36%	17.46%
2024	0.00%			554	12.44			6,896	0.19%	11.06%
2023	0.00%			935	11.20			10,470	0.56%	11.99%			*****

JAGTS
2025	0.00%	to	0.20%	914,166	66.16	to	62.81	60,187,679	0.00%	24.84%	to	24.59%
2024	0.00%	to	0.25%	956,654	52.99	to	49.79	50,411,881	0.00%	31.76%	to	31.43%
2023	0.00%	to	0.25%	1,095,983	40.22	to	37.88	43,670,982	0.00%	54.27%	to	53.89%
2022	0.00%	to	0.25%	1,054,464	26.07	to	24.62	27,208,005	0.00%	-37.12%	to	-37.28%
2021	0.00%	to	0.25%	1,158,496	41.46	to	39.25	47,594,396	0.11%	17.75%	to	17.45%

JAIGS
2025	0.00%	to	0.25%	176,532	32.94	to	30.87	5,665,548	1.04%	28.58%	to	28.26%
2024	0.00%	to	0.25%	945,835	25.62	to	24.07	24,076,177	1.29%	5.58%	to	5.31%
2023	0.00%	to	0.25%	977,242	24.26	to	22.86	23,574,909	1.43%	10.58%	to	10.31%
2022	0.00%	to	0.25%	1,088,803	21.94	to	20.72	23,758,753	1.69%	-8.84%	to	-9.06%
2021	0.00%	to	0.25%	1,100,214	24.07	to	22.78	26,335,620	1.03%	13.29%	to	13.00%

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

JAMGS
2025	0.00%	to	0.20%	924,851	31.28	to	30.68	28,577,984	0.18%	7.41%	to	7.20%
2024	0.00%	to	0.25%	1,097,170	29.12	to	28.50	31,601,774	0.65%	15.32%	to	15.03%
2023	0.00%	to	0.25%	1,404,806	25.25	to	24.77	35,119,172	0.09%	17.78%	to	17.48%
2022	0.00%	to	0.25%	1,580,388	21.44	to	21.09	33,558,736	0.08%	-16.15%	to	-16.36%
2021	0.00%	to	0.25%	1,782,996	25.57	to	25.21	45,169,164	0.24%	16.54%	to	16.25%

JAMVS
2025	0.10%	to	0.25%	77,386	32.68	to	31.92	2,518,149	1.44%	6.19%	to	6.03%
2024	0.10%	to	0.25%	78,989	30.78	to	30.11	2,420,975	0.84%	12.69%	to	12.52%
2023	0.10%	to	0.25%	80,192	27.31	to	26.76	2,181,703	0.97%	11.00%	to	10.83%
2022	0.20%	to	0.25%	37,829	24.30	to	24.14	918,883	1.17%	-5.96%	to	-6.01%
2021	0.20%	to	0.25%	38,091	25.84	to	25.69	983,938	0.31%	19.18%	to	19.12%

JAWGS
2025	0.00%			15,956	13.59			216,782	0.56%	20.60%
2024	0.00%			8,250	11.27			92,936	0.36%	12.65%			*****

LZREMS
2025	0.00%	to	0.20%	597,150	21.01	to	20.36	12,323,885	2.76%	41.77%	to	41.48%
2024	0.00%	to	0.25%	634,770	14.82	to	14.29	9,245,342	3.56%	7.43%	to	7.16%
2023	0.00%	to	0.25%	707,034	13.79	to	13.33	9,526,484	4.84%	22.27%	to	21.97%
2022	0.00%	to	0.25%	805,877	11.28	to	10.93	8,892,247	3.22%	-15.12%	to	-15.33%
2021	0.00%	to	0.25%	900,997	13.29	to	12.91	11,735,368	1.96%	5.47%	to	5.20%

LPVCII
2025	0.00%			12,969	12.77			165,634	1.92%	12.62%
2024	0.00%			10,166	11.34			115,291	0.92%	13.41%			*****

LVCLGI
2025	0.00%			9,909	13.06			129,375	0.00%	8.62%
2024	0.00%			7,874	12.02			94,648	0.00%	20.21%			*****

SBVSG
2025	0.00%	to	0.25%	346,117	45.56	to	43.52	15,388,603	0.00%	9.23%	to	8.96%
2024	0.00%	to	0.25%	532,050	41.71	to	39.94	21,619,507	0.00%	4.50%	to	4.24%
2023	0.00%	to	0.25%	575,424	39.91	to	38.32	22,405,311	0.00%	8.40%	to	8.13%
2022	0.00%	to	0.25%	551,951	36.82	to	35.44	19,852,841	0.00%	-28.85%	to	-29.02%
2021	0.00%	to	0.25%	557,965	51.74	to	49.93	28,180,185	0.00%	12.61%	to	12.33%

BNCAI
2025	0.10%			11,707	81.27			951,429	0.00%	-10.17%
2024	0.10%			31,227	90.46			2,824,936	0.21%	5.34%
2023	0.10%	to	0.25%	40,038	85.88	to	83.18	3,434,621	0.00%	17.69%	to	17.51%

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.10%	to	0.25%	72,727	72.97	to	70.78	5,269,355	0.00%	-25.90%	to	-26.01%
2021	0.10%	to	0.25%	82,028	98.48	to	95.67	7,992,095	0.00%	18.60%	to	18.42%

LACCA2
2025	0.10%			144,818	12.30			1,781,899	0.00%	6.61%
2024	0.10%			51,129	11.54			590,100	0.00%	15.41%			*****

LACDV2
2025	0.00%	to	0.10%	289,200	12.24	to	12.22	3,534,373	0.29%	14.86%	to	14.74%
2024	0.00%	to	0.10%	2,157,113	10.66	to	10.65	22,988,098	0.99%	6.58%	to	6.51%	*****

LACI2
2025	0.10%	to	0.20%	415,041	11.61	to	11.59	4,811,662	1.29%	15.87%	to	15.75%
2024	0.10%	to	0.20%	328,868	10.02	to	10.01	3,292,759	1.10%	0.16%	to	0.09%	*****

LACIP2
2025	0.00%	to	0.20%	2,365,928	11.02	to	10.99	26,031,709	8.05%	6.60%	to	6.39%
2024	0.00%	to	0.25%	2,738,546	10.34	to	10.32	28,295,823	3.44%	3.40%	to	3.22%	*****

LACIPS
2025	0.00%			12	10.98			135	0.00%	6.33%
2024	0.00%			668,067	10.33			6,900,939	3.36%	3.30%			*****

LACMV2
2025	0.00%	to	0.20%	1,132,624	11.64	to	11.60	13,176,938	1.85%	8.99%	to	8.78%
2024	0.00%	to	0.25%	1,220,160	10.68	to	10.66	13,030,106	2.09%	6.83%	to	6.65%	*****

LACU2
2025	0.10%	to	0.20%	1,260,394	13.45	to	13.43	16,955,875	0.00%	12.73%	to	12.62%
2024	0.10%			1,433,518	11.93			17,107,491	0.00%	19.34%			*****

LACV2
2025	0.00%	to	0.25%	1,024,771	12.37	to	12.32	12,658,785	1.49%	16.02%	to	15.73%
2024	0.00%	to	0.25%	1,273,349	10.66	to	10.64	13,567,484	2.12%	6.62%	to	6.44%	*****

LJPMVS
2025	0.00%	to	0.20%	3,894,091	13.32	to	13.25	51,717,964	1.13%	4.72%	to	4.51%
2024	0.00%	to	0.25%	4,269,316	12.72	to	12.67	54,202,822	1.27%	14.29%	to	14.00%
2023	0.00%	to	0.25%	4,503,580	11.13	to	11.11	50,081,389	1.90%	11.30%	to	11.11%	*****

LJPSCS
2025	0.00%	to	0.20%	97,197	13.95	to	13.87	1,350,035	0.60%	10.27%	to	10.05%
2024	0.00%	to	0.20%	106,331	12.65	to	12.61	1,341,112	0.79%	11.71%	to	11.48%
2023	0.00%	to	0.20%	112,516	11.32	to	11.31	1,272,498	0.81%	13.22%	to	13.07%	*****

LOVBD
2025	0.00%	to	0.20%	338,362	15.80	to	15.43	5,271,819	6.04%	8.33%	to	8.11%
2024	0.00%	to	0.25%	385,149	14.58	to	14.20	5,517,418	6.24%	6.72%	to	6.45%

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.00%	to	0.25%	359,846	13.66	to	13.34	4,825,912	5.71%	6.55%	to	6.29%
2022	0.00%	to	0.25%	307,425	12.82	to	12.55	3,875,819	4.61%	-12.80%	to	-13.02%
2021	0.00%	to	0.25%	301,306	14.71	to	14.43	4,364,592	3.07%	3.28%	to	3.02%

LOVSDC
2025	0.00%	to	0.20%	601,171	12.71	to	12.47	7,549,104	3.55%	5.90%	to	5.69%
2024	0.00%	to	0.25%	1,263,119	12.00	to	11.75	14,974,081	4.61%	5.14%	to	4.87%
2023	0.00%	to	0.25%	1,224,463	11.42	to	11.20	13,827,352	4.31%	5.05%	to	4.79%
2022	0.00%	to	0.25%	1,703,931	10.87	to	10.69	18,337,712	2.55%	-5.06%	to	-5.30%
2021	0.00%	to	0.25%	2,052,546	11.45	to	11.29	23,287,595	2.10%	0.63%	to	0.38%

LOVTRC
2025	0.00%	to	0.20%	1,287,366	12.30	to	12.04	15,634,545	5.24%	7.19%	to	6.97%
2024	0.00%	to	0.20%	1,074,481	11.48	to	11.26	12,166,805	3.88%	2.66%	to	2.45%
2023	0.00%	to	0.20%	1,558,558	11.18	to	10.99	17,185,085	4.23%	6.34%	to	6.12%
2022	0.00%	to	0.25%	1,876,441	10.51	to	10.31	19,468,490	3.39%	-14.05%	to	-14.26%
2021	0.00%	to	0.25%	1,752,453	12.23	to	12.03	21,167,304	1.27%	-0.24%	to	-0.49%

M3GREI
2025	0.00%			10,338	9.60			99,230	2.25%	3.53%
2024	0.00%			3,834	9.27			35,545	2.19%	-2.69%
2023	0.00%			3,594	9.53			34,246	0.93%	11.46%
2022	0.00%			3,508	8.55			29,988	1.66%	-26.94%			*****

M3GRES
2025	0.10%	to	0.20%	106,592	9.45	to	9.41	1,005,717	1.17%	3.19%	to	3.09%
2024	0.10%	to	0.25%	126,860	9.16	to	9.11	1,159,520	0.70%	-3.02%	to	-3.17%
2023	0.10%	to	0.20%	15,607	9.44	to	9.42	147,040	0.50%	11.09%	to	10.98%
2022	0.20%	to	0.25%	14,301	8.49	to	8.48	121,336	0.92%	-27.28%	to	-27.32%	*****

MEGSS
2025	0.00%	to	0.20%	209,315	15.59	to	15.44	3,246,608	0.00%	11.90%	to	11.68%
2024	0.00%	to	0.25%	166,528	13.93	to	13.80	2,308,185	0.00%	31.15%	to	30.82%
2023	0.00%	to	0.25%	127,326	10.62	to	10.55	1,344,755	0.00%	35.51%	to	35.17%
2022	0.00%			99	7.84			776	0.00%	-31.80%
2021	0.20%			533	11.48			6,117	0.00%	14.77%			*****

MMCGSC
2025	0.00%	to	0.20%	196,250	21.01	to	20.69	4,078,398	0.00%	3.40%	to	3.19%
2024	0.00%	to	0.25%	198,491	20.32	to	19.98	3,988,232	0.00%	14.44%	to	14.16%
2023	0.00%	to	0.25%	177,600	17.75	to	17.50	3,124,390	0.00%	20.97%	to	20.67%
2022	0.00%	to	0.25%	193,134	14.67	to	14.50	2,813,354	0.00%	-28.79%	to	-28.97%
2021	0.00%	to	0.25%	128,370	20.61	to	20.42	2,631,078	0.00%	13.88%	to	13.59%

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

MNDIC
2025	0.00%			27,940	36.93			1,031,813	0.00%	12.96%
2024	0.00%			32,550	32.69			1,064,116	0.00%	6.72%
2023	0.00%			38,384	30.63			1,175,772	0.00%	14.41%
2022	0.00%			38,258	26.77			1,024,305	0.00%	-29.76%
2021	0.00%			48,341	38.12			1,842,572	0.00%	1.80%

MNDSC
2025	0.00%	to	0.20%	145,998	35.67	to	34.70	5,192,227	0.00%	12.56%	to	12.33%
2024	0.00%	to	0.20%	141,803	31.69	to	30.89	4,478,002	0.00%	6.44%	to	6.22%
2023	0.00%	to	0.20%	104,833	29.77	to	29.08	3,109,714	0.00%	14.25%	to	14.03%
2022	0.00%	to	0.25%	93,521	26.06	to	25.37	2,431,677	0.00%	-29.99%	to	-30.17%
2021	0.00%	to	0.25%	126,253	37.22	to	36.33	4,666,133	0.00%	1.57%	to	1.32%

MV2EEI
2025	0.00%			8,090	14.54			117,596	0.73%	33.65%
2024	0.00%			122	10.88			1,328	3.94%	11.61%
2023	0.00%			177	9.75			1,729	0.10%	10.90%
2022	0.00%			578	8.79			5,079	5.06%	-19.72%
2021	0.00%			95	10.95			1,040	0.00%	-6.75%			*****

MV2EES
2025	0.10%	to	0.20%	58,871	14.24	to	14.15	836,368	2.07%	33.22%	to	33.08%
2024	0.10%	to	0.20%	31,132	10.69	to	10.63	332,577	2.40%	11.20%	to	11.09%
2023	0.10%	to	0.20%	25,021	9.61	to	9.57	240,358	1.29%	10.60%	to	10.48%
2022	0.10%			17,985	8.69			156,267	4.27%	-20.02%
2021	0.10%			12,179	10.86			132,316	0.30%	-7.12%			*****

MV2IGI
2024	0.00%			166,488	34.05			5,668,756	0.35%	16.27%
2023	0.00%			170,469	29.29			4,992,253	0.30%	24.01%
2022	0.00%			182,279	23.62			4,304,714	0.10%	-19.26%
2021	0.00%			189,951	29.25			5,555,841	0.25%	25.97%

MV2RIS
2025	0.00%	to	0.25%	1,055,456	18.50	to	18.01	19,284,520	1.47%	21.75%	to	21.45%
2024	0.00%	to	0.25%	488,746	15.20	to	14.83	7,342,763	1.31%	2.78%	to	2.53%
2023	0.00%	to	0.25%	454,968	14.78	to	14.46	6,658,444	0.32%	12.83%	to	12.55%
2022	0.00%	to	0.25%	2,813,991	13.10	to	12.85	36,558,373	1.69%	-17.80%	to	-18.01%
2021	0.00%	to	0.25%	2,603,987	15.94	to	15.67	41,218,224	0.68%	11.27%	to	10.99%

MV3LMI
2025	0.00%			205,689	11.58			2,381,577	7.61%	5.83%

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.00%			1,470	10.94			16,083	4.01%	5.30%
2023	0.00%			1,315	10.39			13,666	0.00%	3.90%			*****

MV3LMS
2025	0.00%	to	0.20%	1,114,668	11.49	to	11.43	12,806,637	7.25%	5.49%	to	5.27%
2024	0.00%			4,997	10.89			54,423	3.60%	5.02%

MV3MVI
2025	0.00%			30,155	22.37			674,449	1.02%	5.98%
2024	0.00%			24,218	21.10			511,103	1.10%	13.75%
2023	0.00%			21,406	18.55			397,155	1.86%	12.73%
2022	0.00%			21,441	16.46			352,898	0.87%	-8.79%
2021	0.00%			19,590	18.04			353,487	0.88%	30.99%

MV3MVS
2025	0.00%	to	0.20%	176,352	18.29	to	18.05	3,207,547	0.89%	5.75%	to	5.54%
2024	0.00%	to	0.25%	128,560	17.30	to	17.05	2,206,995	1.03%	13.52%	to	13.23%
2023	0.00%	to	0.25%	144,344	15.24	to	15.06	2,184,512	1.74%	12.39%	to	12.11%
2022	0.00%	to	0.25%	118,271	13.56	to	13.43	1,593,629	0.66%	-9.00%	to	-9.23%
2021	0.00%	to	0.25%	102,467	14.90	to	14.80	1,519,132	0.78%	30.60%	to	30.28%

MVBRES
2025	0.00%	to	0.20%	97,110	39.82	to	38.90	3,798,959	0.77%	15.82%	to	15.59%
2024	0.00%	to	0.25%	97,277	34.38	to	33.48	3,289,127	0.72%	25.18%	to	24.86%
2023	0.00%	to	0.25%	83,014	27.47	to	26.81	2,247,035	1.09%	28.20%	to	27.88%
2022	0.00%	to	0.25%	85,656	21.42	to	20.96	1,805,547	0.95%	-16.20%	to	-16.41%
2021	0.00%	to	0.25%	92,735	25.57	to	25.08	2,338,407	0.91%	29.18%	to	28.86%

MVFIC
2024	0.00%			154,441	72.81			11,244,219	1.64%	11.61%
2023	0.00%			164,503	65.23			10,730,673	1.66%	7.93%
2022	0.00%			184,247	60.44			11,135,364	1.41%	-5.91%
2021	0.00%			195,372	64.23			12,549,087	1.32%	25.45%

MVFSC
2025	0.00%	to	0.25%	2,148,084	39.05	to	37.31	82,033,314	1.39%	12.77%	to	12.48%
2024	0.00%	to	0.25%	2,593,917	34.63	to	33.17	87,894,490	1.41%	11.35%	to	11.07%
2023	0.00%	to	0.25%	3,280,321	31.10	to	29.86	99,768,020	1.41%	7.63%	to	7.37%
2022	0.00%	to	0.25%	3,838,291	28.90	to	27.81	108,320,674	1.16%	-6.14%	to	-6.38%
2021	0.00%	to	0.25%	4,031,389	30.79	to	29.71	120,916,263	1.18%	25.16%	to	24.84%

MVIGIC
2025	0.00%			42,986	17.87			768,253	0.91%	21.12%
2024	0.00%			42,829	14.76			631,992	0.93%	9.00%

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.00%			41,208	13.54			557,852	1.06%	14.72%
2022	0.00%			33,781	11.80			398,641	0.66%	-14.95%
2021	0.00%			35,831	13.88			497,183	0.56%	9.27%

MVIVSC
2025	0.00%	to	0.20%	1,657,505	56.47	to	54.62	91,746,425	1.33%	32.96%	to	32.70%
2024	0.00%	to	0.25%	1,974,249	42.47	to	40.84	82,235,125	1.13%	6.97%	to	6.70%
2023	0.00%	to	0.25%	2,257,951	39.70	to	38.28	87,918,625	0.47%	17.37%	to	17.08%
2022	0.00%	to	0.25%	2,556,261	33.83	to	32.69	84,750,564	0.50%	-23.75%	to	-23.94%
2021	0.00%	to	0.25%	2,656,042	44.37	to	42.99	115,368,604	0.14%	10.28%	to	10.00%

MVRBSS
2025	0.00%	to	0.20%	654,755	11.97	to	11.77	7,780,011	3.90%	6.94%	to	6.73%
2024	0.00%	to	0.25%	572,579	11.19	to	10.98	6,361,282	4.31%	2.33%	to	2.08%
2023	0.00%	to	0.25%	503,937	10.94	to	10.76	5,456,952	3.60%	7.13%	to	6.86%
2022	0.00%	to	0.25%	320,468	10.21	to	10.07	3,243,464	2.44%	-14.18%	to	-14.40%
2021	0.00%	to	0.25%	352,564	11.90	to	11.76	4,164,240	2.59%	-1.07%	to	-1.31%

MSEM
2025	0.00%	to	0.20%	88,213	51.26	to	48.80	4,723,339	14.45%	15.33%	to	15.10%
2024	0.00%	to	0.20%	97,187	44.45	to	42.40	4,523,435	10.25%	11.23%	to	11.01%
2023	0.00%	to	0.25%	110,612	39.96	to	37.76	4,624,497	8.50%	11.84%	to	11.56%
2022	0.00%	to	0.25%	125,870	35.73	to	33.84	4,695,850	7.33%	-18.74%	to	-18.94%
2021	0.00%	to	0.25%	164,510	43.97	to	41.75	7,443,541	5.21%	-2.02%	to	-2.27%

MSVEG
2025	0.00%	to	0.20%	101,330	104.68	to	100.92	10,419,928	0.00%	35.72%	to	35.45%
2024	0.00%	to	0.25%	158,683	77.13	to	73.87	12,022,916	0.00%	46.59%	to	46.22%
2023	0.00%	to	0.25%	184,587	52.61	to	50.52	9,549,516	0.00%	48.66%	to	48.29%
2022	0.00%	to	0.25%	170,502	35.39	to	34.07	5,918,381	0.00%	-60.07%	to	-60.17%
2021	0.00%	to	0.25%	176,056	88.63	to	85.52	15,301,238	0.00%	0.10%	to	-0.15%

MSVMG
2025	0.00%	to	0.10%	29,918	63.86	to	62.24	1,865,847	0.47%	12.58%	to	12.47%
2024	0.00%	to	0.25%	39,666	56.72	to	53.33	2,191,178	0.00%	41.83%	to	41.47%
2023	0.00%	to	0.25%	41,589	39.99	to	37.69	1,614,923	0.00%	44.34%	to	43.98%
2022	0.00%	to	0.25%	41,922	27.71	to	26.18	1,129,784	0.00%	-62.96%	to	-63.06%
2021	0.00%	to	0.25%	47,910	74.81	to	70.86	3,480,932	0.00%	-11.06%	to	-11.28%

DTRTFB
2025	0.00%			59,645	11.38			678,878	3.93%	7.31%
2024	0.00%			57,626	10.61			611,234	9.76%	3.18%
2023	0.00%			52,587	10.28			540,586	3.36%	5.66%

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.00%			48,781	9.73			474,583	2.86%	-13.21%
2021	0.00%			39,958	11.21			447,928	2.94%	-0.45%

EIF
2025	0.00%	to	0.10%	329,447	64.68	to	53.19	20,294,216	1.63%	21.44%	to	21.31%
2024	0.00%	to	0.10%	339,115	53.26	to	43.85	17,216,505	1.77%	9.86%	to	9.75%
2023	0.00%	to	0.10%	351,849	48.48	to	39.95	16,283,684	1.88%	11.99%	to	11.87%
2022	0.00%	to	0.10%	354,761	43.30	to	35.71	14,739,201	1.47%	-3.99%	to	-4.09%
2021	0.00%	to	0.10%	378,286	45.09	to	37.23	16,419,475	1.30%	20.29%	to	20.17%

GBF
2025	0.00%	to	0.25%	3,825,390	24.74	to	19.78	86,621,686	3.62%	7.00%	to	6.73%
2024	0.00%	to	0.25%	4,365,662	23.12	to	18.54	92,161,762	3.02%	1.03%	to	0.77%
2023	0.00%	to	0.25%	6,446,942	22.89	to	18.39	134,520,524	2.82%	4.70%	to	4.44%
2022	0.00%	to	0.25%	5,168,435	21.86	to	17.61	102,924,565	2.05%	-12.55%	to	-12.77%
2021	0.00%	to	0.25%	5,108,264	25.00	to	20.19	115,765,510	1.63%	-2.08%	to	-2.33%

GEM
2025	0.00%	to	0.10%	512,873	39.67	to	38.68	20,270,966	0.60%	36.15%	to	36.01%
2024	0.00%	to	0.10%	331,403	29.14	to	28.44	9,594,522	1.26%	6.28%	to	6.18%
2023	0.00%	to	0.25%	377,550	27.42	to	25.87	10,275,739	1.75%	4.16%	to	3.90%
2022	0.00%	to	0.25%	393,986	26.32	to	24.90	10,272,031	0.92%	-24.75%	to	-24.93%
2021	0.00%	to	0.25%	387,590	34.97	to	33.16	13,428,414	0.96%	-7.28%	to	-7.51%

GIG
2025	0.00%	to	0.20%	1,508,390	41.42	to	39.38	62,109,019	1.08%	39.29%	to	39.01%
2024	0.00%	to	0.25%	625,244	29.74	to	27.99	18,321,077	2.56%	11.31%	to	11.03%
2023	0.00%	to	0.25%	608,302	26.72	to	25.21	16,026,010	2.74%	21.70%	to	21.40%
2022	0.00%	to	0.25%	687,971	21.95	to	20.77	14,895,871	3.69%	-14.12%	to	-14.34%
2021	0.00%	to	0.25%	739,374	25.56	to	24.24	18,637,063	2.59%	12.66%	to	12.38%

GVAAA2
2025	0.00%			412,647	40.62			16,763,167	0.00%	15.41%
2024	0.00%			409,826	35.20			14,425,753	0.00%	16.00%
2023	0.00%			377,766	30.35			11,463,553	0.00%	13.84%
2022	0.00%			436,630	26.66			11,639,125	0.00%	-13.74%
2021	0.00%			463,122	30.90			14,312,406	1.12%	14.71%

GVABD2
2025	0.00%			113,955	15.99			1,822,004	0.00%	6.73%
2024	0.00%			113,433	14.98			1,699,349	0.00%	0.82%
2023	0.00%			120,629	14.86			1,792,361	0.00%	4.50%
2022	0.00%			119,919	14.22			1,705,052	0.00%	-12.80%

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.00%			121,537	16.31			1,981,809	2.05%	-0.72%

GVAGG2
2025	0.00%			202,683	56.21			11,392,479	0.00%	21.21%
2024	0.00%			222,551	46.37			10,320,467	0.00%	13.23%
2023	0.00%			238,284	40.96			9,759,180	0.00%	22.14%
2022	0.00%			239,868	33.53			8,043,166	0.00%	-25.05%
2021	0.00%			265,479	44.74			11,877,839	0.00%	16.00%

GVAGI2
2025	0.00%			144,474	53.38			7,712,435	0.00%	17.64%
2024	0.00%			147,615	45.38			6,698,640	0.00%	23.76%
2023	0.00%			164,427	36.67			6,029,237	0.00%	25.68%
2022	0.00%			166,140	29.18			4,847,240	0.00%	-16.82%
2021	0.00%			180,199	35.07			6,320,263	1.11%	23.65%

GVAGR2
2025	0.00%			316,518	88.92			28,143,538	0.00%	19.78%
2024	0.00%			333,387	74.24			24,749,062	0.00%	31.15%
2023	0.00%			348,941	56.60			19,751,297	0.00%	37.95%
2022	0.00%			373,376	41.03			15,320,137	0.00%	-30.22%
2021	0.00%			414,827	58.80			24,390,856	0.00%	21.53%

GVDMA
2025	0.00%	to	0.20%	2,660,502	50.14	to	47.80	131,793,551	0.00%	17.38%	to	17.14%
2024	0.00%	to	0.25%	2,808,347	42.72	to	40.34	118,560,992	0.00%	11.21%	to	10.93%
2023	0.00%	to	0.25%	3,188,782	38.41	to	36.37	120,908,600	0.00%	17.93%	to	17.63%
2022	0.00%	to	0.25%	3,323,198	32.57	to	30.91	106,814,001	0.00%	-18.28%	to	-18.48%
2021	0.00%	to	0.25%	3,326,407	39.86	to	37.92	130,944,131	0.16%	13.63%	to	13.34%

GVDMC
2025	0.00%	to	0.20%	859,493	31.29	to	29.83	26,359,319	0.00%	11.68%	to	11.46%
2024	0.00%	to	0.25%	776,850	28.02	to	26.46	21,386,527	0.00%	6.09%	to	5.82%
2023	0.00%	to	0.25%	794,315	26.41	to	25.00	20,662,285	0.00%	11.25%	to	10.97%
2022	0.00%	to	0.25%	842,600	23.74	to	22.53	19,683,167	0.00%	-14.39%	to	-14.60%
2021	0.00%	to	0.25%	918,881	27.73	to	26.38	25,039,441	0.21%	6.71%	to	6.44%

GVEX1
2025	0.00%	to	0.20%	6,131,039	52.78	to	12.27	296,072,683	3.32%	17.60%	to	22.75%
2024	0.00%			659,997	44.88			29,619,589	1.04%	24.76%
2023	0.00%			649,731	35.97			23,371,625	1.47%	25.96%
2022	0.00%			563,157	28.56			16,082,760	1.33%	-18.31%
2021	0.00%			507,185	34.96			17,731,830	2.30%	28.37%

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

GVIDA
2025	0.00%	to	0.20%	1,249,235	56.27	to	53.64	69,074,112	0.00%	19.26%	to	19.02%
2024	0.00%	to	0.25%	1,295,099	47.18	to	44.55	60,147,274	0.00%	12.63%	to	12.35%
2023	0.00%	to	0.25%	1,300,099	41.89	to	39.66	53,665,069	0.00%	19.38%	to	19.08%
2022	0.00%	to	0.25%	1,295,811	35.09	to	33.30	44,818,688	0.00%	-18.89%	to	-19.09%
2021	0.00%	to	0.25%	1,280,588	43.26	to	41.16	54,298,575	0.13%	15.50%	to	15.21%

GVIDC
2025	0.00%	to	0.25%	713,970	23.46	to	22.10	16,389,730	0.00%	8.90%	to	8.62%
2024	0.00%	to	0.25%	631,688	21.54	to	20.34	13,351,637	0.00%	3.82%	to	3.56%
2023	0.00%	to	0.25%	690,865	20.75	to	19.64	14,043,757	0.00%	8.03%	to	7.76%
2022	0.00%	to	0.25%	745,236	19.21	to	18.23	14,027,316	0.00%	-12.19%	to	-12.41%
2021	0.00%	to	0.25%	873,949	21.88	to	20.81	18,734,221	0.23%	2.75%	to	2.49%

GVIDM
2025	0.00%	to	0.25%	2,030,897	39.99	to	37.67	80,125,930	0.00%	14.42%	to	14.14%
2024	0.00%	to	0.25%	2,019,937	34.95	to	33.00	69,762,437	0.00%	9.02%	to	8.74%
2023	0.00%	to	0.25%	2,167,834	32.06	to	30.35	68,741,509	0.00%	14.72%	to	14.44%
2022	0.00%	to	0.25%	2,221,919	27.94	to	26.52	61,489,343	0.00%	-16.55%	to	-16.76%
2021	0.00%	to	0.25%	2,555,637	33.49	to	31.86	84,688,200	0.19%	10.31%	to	10.04%

GVIX2
2025	0.00%			373,155	19.38			7,233,479	3.70%	30.38%
2024	0.00%			398,579	14.87			5,926,063	3.60%	2.89%
2023	0.00%			352,135	14.45			5,088,714	2.52%	17.31%
2022	0.00%			302,009	12.32			3,720,345	3.86%	-14.51%
2021	0.00%			284,284	14.41			4,096,250	2.81%	10.53%

HIBF
2025	0.00%	to	0.10%	262,297	43.27	to	38.43	11,078,418	5.18%	5.66%	to	5.55%
2024	0.00%	to	0.25%	525,210	40.95	to	39.66	20,127,657	5.72%	6.28%	to	6.01%
2023	0.00%	to	0.25%	576,079	38.53	to	37.41	21,029,389	5.90%	13.13%	to	12.84%
2022	0.00%	to	0.25%	592,836	34.06	to	33.16	19,282,440	5.54%	-11.93%	to	-12.15%
2021	0.00%	to	0.25%	610,947	38.68	to	37.74	22,941,580	4.81%	4.96%	to	4.70%

IDPG
2025	0.00%			26,187	18.69			489,523	0.00%	10.92%
2024	0.00%			26,646	16.85			449,042	0.00%	9.43%
2023	0.00%			20,909	15.40			322,008	0.00%	13.20%
2022	0.00%			20,874	13.60			283,981	0.00%	-14.96%
2021	0.00%			19,751	16.00			315,956	0.41%	12.34%

IDPGI

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.00%			8,099	16.60			134,473	0.00%	9.77%
2024	0.00%			8,365	15.13			126,532	0.00%	7.83%
2023	0.00%			104	14.03			1,464	0.00%	12.38%
2022	0.00%			111	12.48			1,386	0.00%	-13.87%
2021	0.00%			693	14.49			10,043	0.44%	7.72%

MCIF
2025	0.00%	to	0.25%	1,335,537	126.32	to	82.52	146,656,807	1.25%	7.05%	to	6.78%
2024	0.00%	to	0.25%	1,454,077	118.00	to	77.27	146,955,234	1.04%	13.49%	to	13.21%
2023	0.00%	to	0.25%	1,677,604	103.97	to	68.26	144,261,386	1.28%	16.06%	to	15.77%
2022	0.00%	to	0.25%	1,743,619	89.59	to	58.96	125,923,853	1.20%	-13.40%	to	-13.61%
2021	0.00%	to	0.25%	1,809,935	103.44	to	68.25	148,530,286	1.22%	24.26%	to	23.95%

MSBF
2025	0.00%	to	0.25%	359,021	37.62	to	33.19	13,338,910	3.49%	7.56%	to	7.29%
2024	0.00%	to	0.25%	320,750	34.98	to	30.94	11,101,169	6.53%	10.34%	to	10.06%
2023	0.00%	to	0.25%	316,402	31.70	to	28.11	9,926,188	5.52%	8.70%	to	8.43%
2022	0.00%	to	0.25%	357,047	29.16	to	25.92	10,246,661	3.68%	-2.30%	to	-2.54%
2021	0.00%	to	0.25%	378,407	29.85	to	26.60	11,120,414	5.63%	5.24%	to	4.98%

NCPG
2025	0.00%			12,747	19.00			242,244	0.00%	10.28%
2024	0.00%			12,665	17.23			218,248	0.00%	11.32%
2023	0.00%			7,833	15.48			121,251	0.00%	12.61%
2022	0.00%			7,918	13.75			108,844	0.00%	-15.08%
2021	0.00%			12,328	16.19			199,568	0.34%	15.72%

NCPGI
2025	0.00%			77,262	16.97			1,310,758	0.00%	9.39%
2024	0.00%			2,215	15.51			34,352	0.00%	8.90%
2023	0.00%			2,166	14.24			30,850	0.00%	12.70%
2022	0.00%			1,460	12.64			18,449	0.00%	-13.61%
2021	0.00%			1,455	14.63			21,283	0.33%	10.24%

NDES2
2025	0.00%			353	14.65			5,177	0.00%	46.48%			*****

NFDIW1
2025	0.00%			3,050,013	12.70			38,738,166	0.19%	27.01%			*****

NJMDEY
2025	0.00%			1,254	16.87			21,156	0.68%	14.69%
2024	0.00%			214	14.71			3,141	0.31%	24.30%

NJMIM2

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.00%			686,176	10.30			7,070,210	0.96%	3.04%			*****

NJNDE2
2025	0.10%	to	0.20%	6,162	16.39	to	16.32	100,551	0.17%	13.98%	to	13.87%
2024	0.10%	to	0.25%	163	14.38	to	14.30	2,341	0.00%	23.54%	to	23.35%
2023	0.10%	to	0.25%	87	11.64	to	11.60	1,013	0.66%	26.60%	to	26.41%

NLCG2
2025	0.00%			4,760,995	12.09			57,557,514	0.00%	20.89%			*****

NNASD1
2025	0.00%			104,950	12.61			1,322,934	0.22%	26.05%			*****

NNASD2
2025	0.00%			92,054	12.59			1,159,103	0.15%	25.92%			*****

NVAMV1
2025	0.00%			616,241	71.14			43,841,386	0.94%	18.63%
2024	0.00%			665,311	59.97			39,899,052	1.72%	15.32%
2023	0.00%			738,385	52.01			38,400,241	1.74%	8.84%
2022	0.00%			801,462	47.78			38,294,518	1.19%	-1.13%
2021	0.00%			860,949	48.33			41,606,698	1.24%	34.53%

NVAMVX
2025	0.00%	to	0.20%	2,961,820	23.64	to	23.39	69,923,202	1.66%	18.81%	to	18.57%
2024	0.00%	to	0.20%	1,697,432	19.90	to	19.73	33,703,112	1.93%	15.49%	to	15.26%
2023	0.00%	to	0.20%	1,757,497	17.23	to	17.12	30,231,236	1.95%	9.00%	to	8.78%
2022	0.00%	to	0.25%	1,765,598	15.81	to	15.72	27,878,537	1.43%	-1.02%	to	-1.27%
2021	0.00%	to	0.25%	1,763,302	15.97	to	15.92	28,143,314	1.40%	34.71%	to	34.37%

NVBX
2025	0.00%	to	0.25%	13,322,994	12.10	to	11.75	159,332,025	6.39%	6.80%	to	6.53%
2024	0.00%	to	0.25%	13,516,399	11.33	to	11.03	151,498,090	2.29%	1.08%	to	0.83%
2023	0.00%	to	0.25%	22,507,161	11.21	to	10.94	249,702,920	2.07%	5.19%	to	4.93%
2022	0.00%	to	0.25%	28,847,850	10.66	to	10.43	304,600,726	2.44%	-13.39%	to	-13.60%
2021	0.00%	to	0.25%	19,439,766	12.30	to	12.07	237,132,398	2.01%	-2.08%	to	-2.32%

NVCBD1
2025	0.00%			400,921	16.72			6,703,694	3.59%	6.88%
2024	0.00%			117,315	15.64			1,835,239	2.97%	1.37%
2023	0.00%			133,777	15.43			2,064,402	3.08%	5.19%
2022	0.00%			127,343	14.67			1,868,250	2.20%	-14.69%
2021	0.00%			156,509	17.20			2,691,588	1.79%	-1.03%

NVCCA1
2025	0.00%	to	0.20%	193,275	32.00	to	42.23	6,188,226	0.00%	15.05%	to	14.82%

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.00%	to	0.20%	188,695	27.81	to	36.78	5,250,597	0.00%	12.58%	to	12.35%
2023	0.00%	to	0.20%	195,893	24.70	to	32.73	4,839,979	0.00%	16.45%	to	16.22%
2022	0.00%	to	0.25%	199,908	21.21	to	27.97	4,241,014	0.00%	-14.95%	to	-15.17%
2021	0.00%	to	0.25%	194,920	24.94	to	32.97	4,862,254	0.28%	15.75%	to	15.46%

NVCCN1
2025	0.00%	to	0.20%	254,231	19.37	to	19.99	4,975,054	0.00%	8.76%	to	8.54%
2024	0.00%	to	0.20%	201,507	17.81	to	18.42	3,614,753	0.00%	5.18%	to	4.97%
2023	0.00%	to	0.20%	195,405	16.93	to	17.54	3,341,368	0.00%	8.91%	to	8.69%
2022	0.00%	to	0.25%	213,912	15.54	to	16.03	3,358,427	0.00%	-11.97%	to	-12.19%
2021	0.00%	to	0.25%	221,546	17.66	to	18.26	3,961,507	0.22%	4.49%	to	4.23%

NVCMA1
2025	0.00%	to	0.20%	330,186	34.65	to	48.28	11,915,896	0.00%	16.51%	to	16.28%
2024	0.00%	to	0.20%	353,626	29.74	to	41.52	10,985,917	0.00%	13.74%	to	13.51%
2023	0.00%	to	0.20%	357,751	26.15	to	36.58	9,883,264	0.00%	18.07%	to	17.83%
2022	0.00%	to	0.20%	361,063	22.15	to	31.04	8,451,304	0.00%	-15.01%	to	-15.18%
2021	0.00%	to	0.25%	359,078	26.06	to	36.37	9,701,746	0.25%	18.12%	to	17.82%

NVCMC1
2025	0.00%	to	0.20%	99,324	24.05	to	27.25	2,441,562	0.00%	11.32%	to	11.09%
2024	0.00%	to	0.25%	102,911	21.61	to	24.33	2,246,729	0.00%	7.79%	to	7.52%
2023	0.00%	to	0.25%	108,710	20.04	to	22.63	2,194,093	0.00%	11.88%	to	11.60%
2022	0.00%	to	0.25%	127,166	17.92	to	20.28	2,290,300	0.00%	-13.05%	to	-13.27%
2021	0.00%	to	0.25%	109,336	20.61	to	23.38	2,266,484	0.27%	9.23%	to	8.95%

NVCMD1
2025	0.00%	to	0.20%	252,566	29.31	to	36.70	7,834,326	0.00%	13.60%	to	13.37%
2024	0.00%	to	0.20%	275,798	25.80	to	32.38	7,514,634	0.00%	11.18%	to	10.96%
2023	0.00%	to	0.20%	419,837	23.21	to	29.18	10,108,900	0.00%	14.95%	to	14.72%
2022	0.00%	to	0.25%	462,998	20.19	to	25.26	9,789,518	0.00%	-14.08%	to	-14.29%
2021	0.00%	to	0.25%	454,554	23.50	to	29.47	11,030,614	0.29%	13.64%	to	13.35%

NVCRA1
2025	0.00%	to	0.20%	193,639	37.60	to	56.75	7,614,888	0.00%	18.54%	to	18.31%
2024	0.00%	to	0.25%	199,655	31.72	to	47.60	6,591,968	0.00%	15.44%	to	15.15%
2023	0.00%	to	0.25%	189,221	27.48	to	41.33	5,400,097	0.00%	19.74%	to	19.44%
2022	0.00%	to	0.25%	137,561	22.95	to	34.61	3,309,733	0.00%	-15.23%	to	-15.45%
2021	0.00%	to	0.25%	141,906	27.07	to	40.93	3,967,014	0.19%	20.19%	to	19.89%

NVCRB1
2025	0.00%	to	0.20%	343,634	26.40	to	31.40	9,133,062	0.00%	12.59%	to	12.36%
2024	0.00%	to	0.20%	341,889	23.44	to	27.94	8,081,651	0.00%	9.34%	to	9.12%

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.00%	to	0.20%	353,113	21.44	to	25.61	7,651,788	0.00%	13.40%	to	13.17%
2022	0.00%	to	0.25%	323,940	18.91	to	22.47	6,210,878	0.00%	-13.60%	to	-13.82%
2021	0.00%	to	0.25%	343,739	21.88	to	26.08	7,719,947	0.26%	11.12%	to	10.84%
NVDBL2
2025	0.00%			50,737	30.01			1,522,671	0.00%	12.97%
2024	0.00%			52,112	26.57			1,384,386	0.00%	7.79%
2023	0.00%			60,804	24.65			1,498,536	0.00%	13.04%
2022	0.00%			66,013	21.80			1,439,235	0.00%	-14.99%
2021	0.00%			76,675	25.65			1,966,475	0.20%	8.24%

NVDCA2
2025	0.00%			14,167	40.50			573,758	0.00%	15.70%
2024	0.00%			15,449	35.00			540,771	0.00%	10.47%
2023	0.00%			17,058	31.69			540,478	0.00%	16.38%
2022	0.00%			19,408	27.23			528,417	0.00%	-17.57%
2021	0.00%			22,415	33.03			740,332	0.17%	12.16%

NVDCAP
2025	0.00%			25,861	15.00			387,938	0.00%	15.88%
2024	0.00%			18,715	12.95			242,268	0.00%	10.67%
2023	0.00%			18,155	11.70			212,359	0.00%	16.56%
2022	0.00%			19,811	10.03			198,802	0.00%	-17.50%
2021	0.00%			21,381	12.16			260,056	0.36%	12.38%

NVFIII
2025	0.00%			12,024	10.79			129,727	3.19%	6.33%
2024	0.00%			12,429	10.15			126,113	2.80%	0.81%
2023	0.00%			12,303	10.07			123,837	2.77%	5.22%
2022	0.00%			10,817	9.57			103,476	1.64%	-13.74%
2021	0.00%			14,689	11.09			162,889	0.87%	-2.02%

NVGEII
2025	0.00%			14,135	21.07			297,774	1.31%	18.00%
2024	0.00%			15,669	17.85			279,741	1.36%	15.57%
2023	0.00%			12,043	15.45			186,047	1.56%	20.48%
2022	0.00%			9,591	12.82			122,976	1.88%	-16.38%
2021	0.00%			5,318	15.33			81,543	1.32%	21.87%

NVIDMP
2025	0.00%			574,573	14.24			8,179,410	0.00%	14.68%
2024	0.00%			548,277	12.41			6,805,911	0.00%	9.18%
2023	0.00%			514,127	11.37			5,845,638	0.00%	14.95%

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.00%			427,681	9.89			4,230,189	0.00%	-16.49%
2021	0.00%			319,239	11.84			3,781,080	0.51%	10.44%

NVIE6
2025	0.00%			13,770	23.75			326,976	0.90%	38.97%
2024	0.00%			14,218	17.09			242,945	2.34%	11.01%
2023	0.00%			14,585	15.39			224,500	2.60%	21.46%
2022	0.00%			15,196	12.67			192,573	3.54%	-14.38%
2021	0.00%			15,740	14.80			232,961	2.32%	12.40%

NVIX
2025	0.00%	to	0.25%	4,242,244	19.50	to	18.94	81,736,424	4.49%	30.64%	to	30.31%
2024	0.00%	to	0.25%	3,334,506	14.93	to	14.53	49,168,617	3.58%	3.11%	to	2.85%
2023	0.00%	to	0.25%	3,361,869	14.48	to	14.13	48,087,198	2.84%	17.58%	to	17.28%
2022	0.00%	to	0.25%	2,760,395	12.31	to	12.05	33,603,327	3.91%	-14.29%	to	-14.51%
2021	0.00%	to	0.25%	2,575,056	14.36	to	14.09	36,587,631	3.04%	10.84%	to	10.57%

NVMIVX
2025	0.00%			398,347	20.03			7,979,786	1.84%	35.21%
2024	0.00%			415,156	14.82			6,150,984	6.01%	4.44%
2023	0.00%			467,350	14.19			6,629,982	2.79%	15.67%
2022	0.00%			470,450	12.26			5,769,733	3.82%	-5.86%
2021	0.00%			430,600	13.03			5,609,958	3.37%	10.58%

NVMLG1
2025	0.00%	to	0.20%	569,921	87.01	to	83.99	49,264,728	3.76%	14.20%	to	13.97%
2024	0.00%	to	0.25%	481,485	76.19	to	73.08	36,440,625	0.81%	26.06%	to	25.75%
2023	0.00%	to	0.25%	474,561	60.44	to	58.12	28,542,475	5.30%	35.36%	to	35.02%
2022	0.00%	to	0.25%	478,216	44.65	to	43.04	21,282,404	5.34%	-12.49%	to	-12.71%
2021	0.00%	to	0.25%	470,430	51.02	to	49.31	23,926,902	0.00%	40.45%	to	40.10%

NVMMG1
2025	0.00%	to	0.20%	1,075,773	40.46	to	39.06	43,463,058	0.00%	5.91%	to	5.70%
2024	0.00%	to	0.25%	1,150,323	38.20	to	36.64	43,890,061	0.00%	18.50%	to	18.20%
2023	0.00%	to	0.25%	1,245,203	32.24	to	31.00	40,093,258	0.00%	20.58%	to	20.28%
2022	0.00%	to	0.25%	1,329,261	26.74	to	25.77	35,481,425	0.00%	-37.61%	to	-37.76%
2021	0.00%	to	0.25%	1,411,401	42.85	to	41.41	60,408,255	0.12%	-4.70%	to	-4.94%

NVMMV1
2025	0.00%	to	0.20%	201,269	39.18	to	37.82	7,765,007	0.95%	2.39%	to	2.19%
2024	0.00%	to	0.25%	254,365	38.26	to	36.70	9,594,527	1.12%	8.54%	to	8.27%
2023	0.00%	to	0.25%	291,959	35.25	to	33.90	10,154,417	1.53%	8.82%	to	8.55%
2022	0.00%	to	0.25%	354,803	32.40	to	31.23	11,359,202	1.60%	-2.59%	to	-2.84%

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.00%	to	0.25%	314,894	33.26	to	32.14	10,357,156	0.92%	24.20%	to	23.89%

NVMMV2
2025	0.00%			319,445	38.29			12,230,161	0.89%	2.30%
2024	0.00%			346,343	37.42			12,961,450	1.01%	8.49%
2023	0.00%			362,825	34.50			12,516,242	1.53%	8.63%
2022	0.00%			379,578	31.76			12,053,714	1.36%	-2.66%
2021	0.00%			404,798	32.62			13,206,366	0.73%	24.02%

NVNMO1
2025	0.00%			449,198	49.68			22,313,950	0.49%	11.88%
2024	0.00%			526,102	44.40			23,358,977	0.44%	21.48%
2023	0.00%			558,080	36.55			20,397,518	0.52%	23.39%
2022	0.00%			597,569	29.62			17,700,267	0.39%	-17.06%
2021	0.00%			634,912	35.71			22,674,998	0.30%	26.57%

NVNSR1
2025	0.00%	to	0.20%	4,692	38.13	to	22.20	173,576	1.02%	2.14%	to	1.93%
2024	0.00%	to	0.20%	5,830	37.33	to	21.78	212,107	0.27%	8.63%	to	8.42%
2023	0.00%	to	0.20%	5,966	34.36	to	20.09	200,858	0.33%	20.59%	to	20.35%
2022	0.00%	to	0.25%	5,947	28.50	to	16.64	166,012	0.30%	-22.92%	to	-23.11%
2021	0.00%	to	0.25%	17,186	36.97	to	21.64	630,968	0.64%	26.81%	to	26.49%

NVOLG1
2025	0.00%	to	0.10%	3,548,265	99.33	to	38.26	347,425,023	0.93%	17.18%	to	17.07%
2024	0.00%	to	0.10%	3,808,538	84.77	to	32.68	318,889,484	1.20%	22.80%	to	22.68%
2023	0.00%	to	0.20%	4,126,825	69.03	to	26.44	281,280,770	1.44%	23.88%	to	23.63%
2022	0.00%	to	0.20%	4,395,002	55.72	to	21.38	242,204,678	0.87%	-22.10%	to	-22.26%
2021	0.00%	to	0.20%	4,717,424	71.53	to	27.50	333,436,491	0.62%	30.24%	to	29.98%

NVRE1
2025	0.00%	to	0.25%	1,048,541	26.70	to	51.39	33,129,265	1.69%	0.58%	to	0.33%
2024	0.00%	to	0.25%	1,070,491	26.55	to	51.22	32,632,011	2.37%	10.72%	to	10.45%
2023	0.00%	to	0.25%	1,163,714	23.98	to	46.37	32,238,260	2.27%	12.88%	to	12.59%
2022	0.00%	to	0.25%	1,246,582	21.24	to	41.19	30,956,726	1.54%	-28.52%	to	-28.70%
2021	0.00%	to	0.25%	1,283,052	29.71	to	57.76	43,969,602	1.13%	46.75%	to	46.38%

NVSIX2
2025	0.00%	to	0.20%	202,296	30.13	to	20.44	5,144,986	1.13%	12.14%	to	11.92%
2024	0.00%	to	0.20%	126,950	26.87	to	18.26	3,009,102	0.94%	10.87%	to	10.65%
2023	0.00%	to	0.25%	119,047	24.23	to	16.48	2,631,031	1.03%	16.35%	to	16.06%
2022	0.00%	to	0.25%	125,150	20.83	to	14.20	2,334,359	0.82%	-20.72%	to	-20.92%
2021	0.00%	to	0.25%	101,081	26.27	to	17.95	2,536,503	1.01%	14.20%	to	13.92%

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

NVSIXD
2025	0.00%			35,899	21.08			756,706	1.41%	12.54%
2024	0.00%			17,818	18.73			333,720	1.48%	11.35%
2023	0.00%			11,973	16.82			201,376	1.47%	16.69%
2022	0.00%			12,555	14.41			180,963	1.35%	-20.46%
2021	0.00%			1,568	18.12			28,414	3.14%	14.54%			*****

NVSTB1
2025	0.00%	to	0.20%	17,725,288	14.81	to	14.30	257,957,096	4.40%	5.70%	to	5.48%
2024	0.00%	to	0.25%	17,049,275	14.02	to	13.44	234,835,557	4.89%	5.35%	to	5.08%
2023	0.00%	to	0.25%	9,295,579	13.30	to	12.79	121,592,370	3.90%	5.95%	to	5.69%
2022	0.00%	to	0.25%	9,393,133	12.56	to	12.11	116,071,709	2.13%	-5.39%	to	-5.63%
2021	0.00%	to	0.25%	12,249,853	13.27	to	12.83	160,215,231	1.26%	-0.44%	to	-0.69%

NVSTB2
2025	0.00%			107,499	14.14			1,520,506	3.48%	5.43%
2024	0.00%			145,224	13.42			1,948,243	3.72%	5.06%
2023	0.00%			175,559	12.77			2,241,778	3.56%	5.69%
2022	0.00%			171,570	12.08			2,072,971	2.10%	-5.67%
2021	0.00%			162,797	12.81			2,085,159	0.82%	-0.59%

NVTIV3
2025	0.00%	to	0.20%	72,731	32.14	to	14.99	1,637,624	1.86%	34.99%	to	34.72%
2024	0.00%	to	0.20%	60,622	23.81	to	11.13	1,095,536	6.37%	4.25%	to	4.04%
2023	0.00%	to	0.25%	61,369	22.84	to	10.68	1,112,048	2.35%	15.56%	to	15.27%
2022	0.00%	to	0.25%	59,490	19.76	to	9.27	962,061	3.80%	-5.99%	to	-6.23%
2021	0.00%			41,436	21.02			871,170	2.37%	10.40%

SAM
2025	0.00%	to	0.10%	2,116,595	17.17	to	15.70	36,345,303	3.84%	3.91%	to	3.81%
2024	0.00%	to	0.10%	2,314,448	16.53	to	15.13	38,246,900	4.79%	4.88%	to	4.78%
2023	0.00%	to	0.10%	2,715,721	15.76	to	14.44	42,788,534	4.67%	4.75%	to	4.64%
2022	0.00%	to	0.10%	2,430,171	15.04	to	13.80	36,552,369	1.30%	1.30%	to	1.20%
2021	0.00%	to	0.10%	2,395,575	14.85	to	13.63	35,570,868	0.00%	0.00%	to	-0.10%

SAM5
2025	0.00%	to	0.25%	37,681,203	14.15	to	13.35	519,400,043	3.90%	3.96%	to	3.70%
2024	0.00%	to	0.25%	43,768,868	13.61	to	12.87	580,313,318	4.82%	4.94%	to	4.67%
2023	0.00%	to	0.25%	42,314,172	12.97	to	12.30	534,816,834	4.72%	4.80%	to	4.54%
2022	0.00%	to	0.25%	24,156,200	12.37	to	11.76	290,289,889	1.32%	1.33%	to	1.08%
2021	0.00%	to	0.25%	22,191,764	12.21	to	11.64	263,011,500	0.00%	0.00%	to	-0.25%

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

SCF
2025	0.00%	to	0.20%	481,594	118.97	to	77.94	56,483,169	1.01%	10.35%	to	10.13%
2024	0.00%	to	0.25%	542,675	107.81	to	69.93	57,516,631	0.12%	13.08%	to	12.80%
2023	0.00%	to	0.25%	582,681	95.34	to	61.99	53,959,224	0.52%	13.99%	to	13.70%
2022	0.00%	to	0.25%	610,252	83.64	to	54.52	49,747,844	0.45%	-18.77%	to	-18.97%
2021	0.00%	to	0.25%	644,751	102.96	to	67.28	64,396,933	0.00%	30.84%	to	30.51%

SCGF
2025	0.00%	to	0.20%	508,427	83.36	to	79.03	41,755,957	0.00%	16.36%	to	16.12%
2024	0.00%	to	0.25%	487,429	71.64	to	67.19	34,420,636	0.00%	21.21%	to	20.91%
2023	0.00%	to	0.25%	516,634	59.11	to	55.57	30,076,495	0.00%	17.47%	to	17.17%
2022	0.00%	to	0.25%	500,426	50.32	to	47.43	24,820,156	0.00%	-30.37%	to	-30.54%
2021	0.00%	to	0.25%	507,073	72.26	to	68.28	36,139,695	0.00%	10.31%	to	10.03%

SCVF
2025	0.00%	to	0.25%	427,751	97.92	to	71.77	41,509,146	1.27%	2.17%	to	1.91%
2024	0.00%	to	0.25%	461,738	95.85	to	70.42	43,960,704	0.73%	6.53%	to	6.26%
2023	0.00%	to	0.25%	501,422	89.97	to	66.27	44,747,564	0.43%	17.45%	to	17.16%
2022	0.00%	to	0.25%	522,653	76.60	to	56.57	39,806,527	0.33%	-12.91%	to	-13.13%
2021	0.00%	to	0.25%	566,793	87.96	to	65.12	49,709,406	0.00%	32.04%	to	31.71%

TRF
2025	0.00%	to	0.20%	743,050	72.68	to	56.27	53,928,124	0.89%	16.49%	to	16.26%
2024	0.00%	to	0.20%	811,144	62.39	to	48.40	50,457,861	1.07%	13.66%	to	13.43%
2023	0.00%	to	0.20%	859,126	54.90	to	42.67	47,020,891	1.34%	8.27%	to	8.06%
2022	0.00%	to	0.20%	932,444	50.70	to	39.49	47,140,449	1.16%	-8.44%	to	-8.63%
2021	0.00%	to	0.20%	999,625	55.38	to	43.22	55,171,923	0.78%	21.88%	to	21.64%

AMCG
2025	0.10%			15,805	79.89			1,262,602	0.00%	5.34%
2024	0.10%			20,180	75.83			1,530,336	0.00%	23.90%
2023	0.10%			23,321	61.21			1,427,416	0.00%	18.03%
2022	0.10%	to	0.25%	32,845	51.86	to	36.85	1,216,876	0.00%	-28.80%	to	-28.91%
2021	0.10%	to	0.25%	35,938	72.84	to	51.83	1,872,414	0.00%	12.88%	to	12.71%

AMMCGS
2025	0.00%			59,871	26.55			1,589,635	0.00%	5.23%
2024	0.00%			52,591	25.23			1,326,933	0.00%	23.76%
2023	0.00%			45,950	20.39			936,794	0.00%	17.96%
2022	0.00%			44,386	17.28			767,114	0.00%	-28.83%
2021	0.00%			46,056	24.28			1,118,369	0.00%	12.72%

AMRI

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.00%			1,716	34.66			59,474	0.47%	11.56%
2024	0.00%			2,063	31.07			64,081	0.71%	8.82%
2023	0.00%			2,295	28.55			65,504	1.04%	11.00%
2022	0.00%	to	0.20%	1,791	25.72	to	24.87	45,096	0.88%	-9.75%	to	-9.93%
2021	0.00%			463	28.50			13,195	0.57%	32.80%

AMSRS
2025	0.00%	to	0.10%	29,490	98.40	to	96.20	2,900,687	0.00%	13.74%	to	13.63%
2024	0.00%	to	0.10%	34,188	86.51	to	84.66	2,956,608	0.22%	25.84%	to	25.72%
2023	0.00%	to	0.20%	36,858	68.75	to	65.96	2,532,954	0.34%	26.90%	to	26.65%
2022	0.00%	to	0.20%	40,176	54.17	to	52.09	2,175,772	0.43%	-18.45%	to	-18.61%
2021	0.00%	to	0.25%	44,113	66.43	to	63.40	2,929,003	0.38%	23.48%	to	23.17%

AMTB
2025	0.00%			249,726	15.55			3,884,231	5.31%	5.71%
2024	0.00%			268,869	14.71			3,956,022	5.61%	6.10%
2023	0.00%			240,203	13.87			3,331,181	4.12%	5.90%
2022	0.00%			224,571	13.10			2,940,865	3.15%	-5.19%
2021	0.00%			423,072	13.81			5,843,360	3.52%	0.74%

DWVEMS
2025	0.10%	to	0.20%	314,867	26.97	to	26.61	8,378,223	1.11%	80.59%	to	80.41%
2024	0.10%	to	0.20%	324,972	14.93	to	14.75	4,792,890	2.17%	4.66%	to	4.56%
2023	0.10%	to	0.20%	328,588	14.27	to	14.10	4,634,922	1.35%	13.33%	to	13.22%
2022	0.10%	to	0.20%	375,196	12.59	to	12.46	4,674,304	3.79%	-27.88%	to	-27.96%
2021	0.10%	to	0.20%	376,860	17.46	to	17.29	6,516,872	0.06%	-3.23%	to	-3.32%

DWVSVS
2025	0.00%	to	0.25%	386,172	31.41	to	30.28	11,900,924	0.97%	7.83%	to	7.56%
2024	0.00%	to	0.25%	453,339	29.13	to	28.15	12,955,496	1.07%	11.02%	to	10.74%
2023	0.00%	to	0.25%	719,235	26.24	to	25.42	18,528,698	0.67%	9.10%	to	8.82%
2022	0.00%	to	0.25%	857,458	24.05	to	23.36	20,238,465	0.52%	-12.36%	to	-12.57%
2021	0.00%	to	0.25%	861,178	27.44	to	26.72	23,190,699	0.61%	34.01%	to	33.68%

WRASP
2025	0.00%	to	0.20%	231,414	29.18	to	28.14	6,748,883	1.32%	16.66%	to	16.43%
2024	0.00%	to	0.20%	244,434	25.02	to	24.17	6,109,104	1.90%	12.44%	to	12.21%
2023	0.00%	to	0.20%	267,334	22.25	to	21.54	5,936,655	2.25%	13.94%	to	13.71%
2022	0.00%	to	0.25%	284,633	19.53	to	18.80	5,549,325	1.51%	-14.74%	to	-14.95%
2021	0.00%	to	0.25%	314,317	22.90	to	22.10	7,181,764	1.59%	10.44%	to	10.17%

WRGP
2025	0.00%	to	0.20%	58,221	111.46	to	106.95	6,382,818	0.00%	8.41%	to	8.20%

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.00%	to	0.25%	77,884	102.81	to	97.88	7,885,290	0.00%	23.90%	to	23.58%
2023	0.00%	to	0.25%	83,437	82.98	to	79.20	6,815,877	0.00%	37.92%	to	37.58%
2022	0.00%	to	0.25%	88,487	60.17	to	57.57	5,243,333	0.00%	-27.19%	to	-27.37%
2021	0.00%	to	0.25%	86,993	82.63	to	79.26	7,086,411	0.00%	30.03%	to	29.70%

WRHIP
2025	0.00%	to	0.25%	563,667	19.73	to	19.07	10,944,429	6.77%	7.17%	to	6.90%
2024	0.00%	to	0.25%	634,036	18.41	to	17.84	11,475,085	6.56%	6.19%	to	5.93%
2023	0.00%	to	0.25%	697,583	17.34	to	16.84	11,903,441	6.14%	11.75%	to	11.47%
2022	0.00%	to	0.25%	731,784	15.51	to	15.11	11,166,529	6.58%	-10.97%	to	-11.19%
2021	0.00%	to	0.25%	826,681	17.42	to	17.01	14,133,158	5.72%	6.06%	to	5.80%

WRMCG
2025	0.00%	to	0.25%	54,197	36.95	to	35.71	1,979,249	0.00%	1.18%	to	0.92%
2024	0.00%	to	0.25%	80,446	36.52	to	35.38	2,898,243	0.00%	2.20%	to	1.95%
2023	0.00%	to	0.25%	134,315	35.73	to	34.71	4,730,892	0.00%	19.61%	to	19.32%
2022	0.00%	to	0.25%	130,848	29.87	to	29.09	3,852,477	0.00%	-30.79%	to	-30.97%
2021	0.00%	to	0.25%	168,533	43.17	to	42.14	7,188,554	0.00%	16.36%	to	16.06%

WRSTP
2025	0.00%	to	0.20%	174,473	100.65	to	97.04	17,491,649	0.00%	33.36%	to	33.10%
2024	0.00%	to	0.25%	188,950	75.47	to	72.28	14,167,919	0.00%	30.59%	to	30.26%
2023	0.00%	to	0.25%	170,430	57.79	to	55.49	9,782,418	0.00%	39.06%	to	38.72%
2022	0.00%	to	0.25%	181,977	41.56	to	40.00	7,501,208	0.00%	-31.84%	to	-32.01%
2021	0.00%	to	0.25%	169,656	60.97	to	58.84	10,271,513	0.00%	15.17%	to	14.88%

NOTB3
2025	0.00%			3,516	16.24			57,118	3.39%	8.94%
2024	0.00%			4,007	14.91			59,757	2.64%	5.96%
2023	0.00%			4,788	14.07			67,388	0.18%	9.17%
2022	0.00%			4,788	12.89			61,724	18.70%	-12.08%
2021	0.00%			4,742	14.66			69,534	1.04%	8.51%

NOTG3
2024	0.00%			3,578	16.13			57,705	2.30%	7.63%
2023	0.00%			3,513	14.98			52,639	0.38%	11.00%
2022	0.00%			3,742	13.50			50,513	8.89%	-13.79%
2021	0.00%			3,665	15.66			57,386	0.96%	12.43%

NOTMG3
2025	0.00%			5,423	17.69			95,947	2.58%	10.23%
2024	0.00%			8,531	16.05			136,915	2.58%	7.58%
2023	0.00%			8,745	14.92			130,458	0.36%	10.23%

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.00%			9,866	13.53			133,529	17.34%	-13.53%
2021	0.00%			10,148	15.65			158,828	1.04%	10.98%

MNVFRI
2025	0.00%	to	0.10%	367,111	14.56	to	11.05	4,070,575	7.05%	5.13%	to	5.02%
2024	0.00%	to	0.10%	370,002	13.85	to	10.52	3,908,125	7.88%	8.09%	to	5.18%
2023	0.00%			2,680	12.81			34,341	7.09%	11.86%

MNVFRS
2025	0.10%	to	0.20%	92,114	14.27	to	14.19	1,313,478	6.78%	4.75%	to	4.65%
2024	0.10%	to	0.20%	84,848	13.62	to	13.56	1,154,977	7.79%	7.71%	to	7.60%
2023	0.10%	to	0.25%	60,011	12.65	to	12.58	758,422	8.03%	11.47%	to	11.30%
2022	0.10%	to	0.25%	53,117	11.35	to	11.30	602,551	5.21%	-1.60%	to	-1.74%
2021	0.20%			4,346	11.51			50,033	2.93%	3.25%

PMVAAA
2025	0.00%	to	0.20%	109,354	32.36	to	30.98	3,450,653	4.59%	14.20%	to	13.98%
2024	0.00%	to	0.25%	149,764	28.33	to	26.91	4,128,745	6.53%	3.74%	to	3.48%
2023	0.00%	to	0.25%	156,125	27.31	to	26.00	4,165,549	2.95%	8.14%	to	7.87%
2022	0.00%	to	0.25%	156,047	25.25	to	24.10	3,860,718	7.65%	-11.84%	to	-12.06%
2021	0.00%	to	0.25%	193,526	28.65	to	27.41	5,434,933	11.25%	16.23%	to	15.94%

PMVFBA
2025	0.00%	to	0.20%	102,004	13.30	to	12.83	1,332,151	3.48%	10.14%	to	9.92%
2024	0.00%	to	0.20%	84,295	12.07	to	11.68	998,351	3.35%	-3.40%	to	-3.60%
2023	0.00%	to	0.20%	73,381	12.50	to	12.11	899,972	2.53%	6.22%	to	6.01%
2022	0.00%	to	0.20%	79,785	11.77	to	11.43	923,564	1.54%	-18.98%	to	-19.14%
2021	0.00%	to	0.20%	103,881	14.52	to	14.13	1,491,803	5.86%	-7.52%	to	-7.70%

PMVFHA
2025	0.00%	to	0.20%	562,017	12.38	to	12.16	6,889,163	3.46%	3.95%	to	3.74%
2024	0.00%	to	0.25%	420,987	11.91	to	11.68	4,965,639	3.64%	5.46%	to	5.20%
2023	0.00%	to	0.25%	348,191	11.29	to	11.10	3,901,619	2.64%	9.02%	to	8.75%
2022	0.00%	to	0.25%	267,098	10.36	to	10.21	2,748,799	1.64%	-10.16%	to	-10.38%
2021	0.00%	to	0.25%	32,351	11.53	to	11.39	370,172	1.55%	-1.95%	to	-2.20%

PMVGBA
2025	0.00%	to	0.20%	103,043	11.84	to	11.63	1,199,996	4.53%	12.75%	to	12.53%
2024	0.00%	to	0.25%	69,040	10.50	to	10.30	715,361	3.48%	-0.50%	to	-0.75%
2023	0.00%	to	0.25%	118,811	10.55	to	10.38	1,238,040	2.26%	5.26%	to	5.00%
2022	0.00%	to	0.25%	97,780	10.02	to	9.88	969,518	1.50%	-11.01%	to	-11.23%
2021	0.00%	to	0.25%	87,855	11.26	to	11.13	978,882	5.03%	-4.16%	to	-4.40%

PMVHYA

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.00%	to	0.20%	24,263	14.48	to	14.26	349,925	6.28%	8.95%	to	8.74%
2024	0.00%	to	0.25%	24,325	13.29	to	13.07	322,079	5.86%	6.88%	to	6.62%
2023	0.00%	to	0.25%	22,915	12.43	to	12.26	282,360	5.73%	12.24%	to	11.96%
2022	0.00%	to	0.25%	49,235	11.08	to	10.95	539,851	5.05%	-10.29%	to	-10.52%
2021	0.00%	to	0.25%	83,090	12.35	to	12.24	1,018,571	4.46%	3.65%	to	3.39%

PMVID
2025	0.10%	to	0.20%	1,677,595	11.68	to	11.63	19,585,436	5.17%	10.08%	to	9.97%
2024	0.10%	to	0.20%	1,525,671	10.61	to	10.57	16,182,051	5.89%	5.31%	to	5.20%
2023	0.10%	to	0.20%	1,689,775	10.08	to	10.05	17,021,604	5.30%	8.16%	to	8.05%
2022	0.10%	to	0.25%	1,618,898	9.32	to	9.29	15,076,405	4.08%	-7.88%	to	-8.02%	*****

PMVII
2025	0.00%			33,686	11.82			398,050	5.30%	10.36%
2024	0.00%			19,799	10.71			212,008	5.99%	5.57%
2023	0.00%			8,108	10.14			82,234	5.53%	8.42%
2022	0.00%			569	9.35			5,323	0.05%	-7.65%			*****

PMVLDA
2025	0.00%	to	0.25%	1,101,287	18.38	to	17.33	19,697,234	3.95%	5.52%	to	5.26%
2024	0.00%	to	0.25%	1,738,050	17.42	to	16.47	29,507,686	3.99%	4.50%	to	4.24%
2023	0.00%	to	0.25%	1,983,000	16.67	to	15.80	32,198,621	3.60%	4.98%	to	4.72%
2022	0.00%	to	0.25%	2,362,549	15.88	to	15.09	36,438,349	1.65%	-5.75%	to	-5.99%
2021	0.00%	to	0.25%	2,713,185	16.84	to	16.05	44,248,853	0.52%	-0.93%	to	-1.17%

PMVLGA
2025	0.00%	to	0.20%	611,057	15.10	to	14.63	9,199,203	3.27%	6.29%	to	6.08%
2024	0.00%	to	0.20%	622,035	14.21	to	13.79	8,811,375	2.72%	-6.01%	to	-6.20%
2023	0.00%	to	0.20%	689,211	15.11	to	14.71	10,374,388	2.39%	3.99%	to	3.79%
2022	0.00%	to	0.25%	712,978	14.53	to	14.08	10,317,037	2.04%	-28.88%	to	-29.06%
2021	0.00%	to	0.25%	706,484	20.43	to	19.85	14,384,636	1.56%	-4.78%	to	-5.02%

PMVRRA
2025	0.00%	to	0.25%	1,322,212	25.25	to	23.81	32,417,400	3.33%	7.84%	to	7.57%
2024	0.00%	to	0.25%	1,595,861	23.41	to	22.14	36,277,721	2.62%	2.13%	to	1.87%
2023	0.00%	to	0.25%	1,780,784	22.92	to	21.73	39,650,669	3.00%	3.69%	to	3.43%
2022	0.00%	to	0.25%	2,026,792	22.11	to	21.01	43,363,262	7.02%	-11.89%	to	-12.11%
2021	0.00%	to	0.25%	2,307,381	25.09	to	23.90	55,948,773	4.91%	5.55%	to	5.28%

PMVRSA
2025	0.00%			39,564	10.40			411,433	2.83%	18.79%
2024	0.00%			32,177	8.75			281,678	2.18%	4.16%
2023	0.00%			33,301	8.40			279,870	16.01%	-7.85%

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.00%			129,771	9.12			1,183,603	23.60%	8.61%
2021	0.00%			45,474	8.40			381,859	4.87%	33.34%

PMVTRA
2025	0.00%	to	0.25%	1,797,142	25.05	to	23.63	43,859,245	4.11%	8.89%	to	8.62%
2024	0.00%	to	0.25%	2,130,289	23.00	to	21.75	47,740,990	4.04%	2.53%	to	2.27%
2023	0.00%	to	0.25%	2,812,687	22.43	to	21.27	61,377,404	3.57%	5.94%	to	5.68%
2022	0.00%	to	0.25%	2,959,651	21.18	to	20.13	60,902,787	2.61%	-14.30%	to	-14.52%
2021	0.00%	to	0.25%	2,989,602	24.71	to	23.54	71,878,023	1.83%	-1.26%	to	-1.51%

PVSTA
2025	0.00%	to	0.25%	210,006	11.87	to	11.77	2,485,142	4.40%	4.67%	to	4.41%
2024	0.00%	to	0.10%	43,205	11.34	to	11.31	489,728	5.03%	6.05%	to	5.95%
2023	0.00%	to	0.20%	59,423	10.70	to	10.66	634,787	4.37%	5.91%	to	5.70%
2022	0.00%			5,299	10.10			53,515	0.94%	0.99%			*****

PVEIB
2025	0.00%			170,694	29.34			5,008,216	1.51%	20.35%
2024	0.00%			199,594	24.38			4,865,980	1.06%	19.14%
2023	0.00%			167,496	20.46			3,427,383	2.04%	15.67%
2022	0.00%			166,923	17.69			2,953,041	1.35%	-3.13%
2021	0.00%			128,006	18.26			2,337,757	1.05%	27.30%

PVGOB
2025	0.00%			87,527	48.44			4,239,692	0.00%	14.34%
2024	0.00%			121,254	42.36			5,136,899	0.00%	33.41%
2023	0.00%			142,602	31.76			4,528,558	0.00%	44.47%
2022	0.00%			75,574	21.98			1,661,171	0.00%	-30.50%
2021	0.00%			115,984	31.63			3,668,364	0.00%	22.65%

PVNOB
2025	0.00%			12,959	15.88			205,782	0.80%	10.69%
2024	0.00%			18,215	14.35			261,304	0.23%	23.02%
2023	0.00%			5,412	11.66			63,113	0.00%	16.61%			*****

PVTIGB
2025	0.00%			32,041	46.92			1,503,488	0.01%	37.68%
2024	0.00%			26,179	34.08			892,227	2.18%	2.97%
2023	0.00%			26,866	33.10			889,208	0.04%	18.51%
2022	0.00%			32,272	27.93			901,327	1.57%	-14.77%
2021	0.00%			33,202	32.77			1,087,970	1.17%	8.82%

PVTSCB
2025	0.10%	to	0.20%	54,588	32.62	to	32.03	1,767,319	0.67%	5.17%	to	5.06%

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.10%	to	0.25%	60,679	31.02	to	30.23	1,855,354	1.08%	6.09%	to	5.93%
2023	0.10%	to	0.25%	59,213	29.24	to	28.53	1,701,485	0.15%	23.63%	to	23.44%
2022	0.10%	to	0.25%	56,282	23.65	to	23.11	1,308,104	0.16%	-13.07%	to	-13.20%
2021	0.10%	to	0.25%	55,525	27.20	to	26.63	1,483,580	0.70%	39.76%	to	39.55%

ROCMC
2025	0.10%	to	0.20%	20,836	69.75	to	68.14	1,449,696	0.00%	13.78%	to	13.66%
2024	0.10%	to	0.20%	26,763	61.31	to	59.95	1,637,058	0.00%	13.56%	to	13.44%
2023	0.10%	to	0.20%	35,173	53.99	to	52.85	1,894,540	0.00%	18.66%	to	18.55%
2022	0.10%	to	0.25%	46,848	45.50	to	44.13	2,126,515	0.00%	-22.51%	to	-22.63%
2021	0.10%	to	0.25%	49,547	58.71	to	57.04	2,902,497	0.00%	29.85%	to	29.65%

TRBCGP
2025	0.00%	to	0.25%	1,738,817	73.62	to	71.24	125,888,825	0.00%	18.74%	to	18.44%
2024	0.00%	to	0.25%	2,133,439	62.01	to	60.15	130,125,667	0.00%	35.51%	to	35.17%
2023	0.00%	to	0.25%	2,334,754	45.76	to	44.50	105,238,499	0.00%	49.29%	to	48.92%
2022	0.00%	to	0.25%	2,919,619	30.65	to	29.88	88,096,683	0.00%	-38.50%	to	-38.66%
2021	0.00%	to	0.25%	2,832,664	49.84	to	48.71	139,027,186	0.00%	17.62%	to	17.33%

TREI2
2025	0.00%	to	0.25%	238,209	66.64	to	62.86	15,487,940	1.41%	14.07%	to	13.79%
2024	0.00%	to	0.25%	287,734	58.42	to	55.24	16,379,025	1.61%	11.38%	to	11.10%
2023	0.00%	to	0.25%	316,304	52.45	to	49.73	16,170,606	1.88%	9.31%	to	9.04%
2022	0.00%	to	0.25%	338,748	47.98	to	45.60	15,829,463	1.60%	-3.59%	to	-3.83%
2021	0.00%	to	0.25%	447,039	49.76	to	47.42	21,581,763	1.34%	25.22%	to	24.90%

TRHS2
2025	0.00%			142,500	79.85			11,378,469	0.00%	17.80%
2024	0.00%			162,039	67.78			10,983,264	0.00%	1.42%
2023	0.00%			169,289	66.83			11,314,221	0.00%	2.68%
2022	0.00%			199,503	65.09			12,984,902	0.00%	-12.69%
2021	0.00%			213,874	74.54			15,942,854	0.00%	12.83%

TRLT1
2025	0.10%	to	0.20%	2,649,322	13.02	to	12.83	34,466,183	4.29%	5.61%	to	5.50%
2024	0.10%	to	0.25%	2,507,075	12.33	to	12.07	30,885,741	4.21%	4.86%	to	4.70%
2023	0.10%	to	0.25%	2,404,410	11.76	to	11.53	28,087,439	3.32%	4.84%	to	4.68%
2022	0.10%	to	0.25%	2,435,383	11.22	to	11.01	27,031,813	1.95%	-4.62%	to	-4.76%
2021	0.10%	to	0.25%	2,297,000	11.76	to	11.56	26,758,154	1.30%	0.04%	to	-0.12%

TRMCG2
2025	0.00%	to	0.20%	103,010	121.12	to	115.60	12,186,933	0.00%	3.29%	to	3.09%
2024	0.00%	to	0.20%	140,510	117.26	to	112.14	16,115,408	0.00%	9.04%	to	8.82%

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.00%	to	0.20%	245,305	107.54	to	103.05	25,823,655	0.00%	12.35%	to	12.50%
2022	0.10%	to	0.25%	341,478	88.08	to	85.44	29,898,931	0.00%	-22.83%	to	-22.94%
2021	0.10%	to	0.25%	390,808	114.14	to	110.88	43,630,859	0.00%	14.45%	to	14.28%

TRMCGP
2025	0.00%			4,926	12.76			62,856	0.00%	3.55%
2024	0.00%			1,567	12.32			19,309	0.00%	9.32%
2023	0.00%			370	11.27			4,169	0.00%	12.72%			*****

TRNAG1
2025	0.00%	to	0.20%	463,309	133.86	to	128.18	60,876,024	0.00%	16.30%	to	16.07%
2024	0.00%	to	0.25%	564,886	115.09	to	109.30	63,670,665	0.07%	25.16%	to	24.84%
2023	0.00%	to	0.25%	658,916	91.96	to	87.55	59,198,233	0.24%	28.96%	to	28.64%
2022	0.00%	to	0.25%	834,436	71.31	to	68.06	58,034,742	0.00%	-21.51%	to	-21.71%
2021	0.00%	to	0.25%	977,708	90.85	to	86.92	86,538,494	0.00%	20.80%	to	20.49%

TRPSB1
2025	0.00%	to	0.20%	203,941	34.75	to	33.45	6,943,998	2.18%	14.50%	to	14.27%
2024	0.00%	to	0.25%	287,972	30.35	to	29.01	8,571,696	2.30%	10.06%	to	9.78%
2023	0.00%	to	0.25%	319,106	27.58	to	26.42	8,643,887	2.44%	15.35%	to	15.06%
2022	0.00%	to	0.25%	276,730	23.91	to	22.97	6,503,018	1.56%	-18.31%	to	-18.52%
2021	0.00%	to	0.25%	315,297	29.27	to	28.18	9,074,608	0.97%	10.06%	to	9.79%

VWEM
2025	0.00%	to	0.10%	13,327	53.98	to	71.91	958,374	0.81%	29.92%	to	29.79%
2024	0.00%	to	0.10%	116,910	41.55	to	55.41	5,171,017	1.65%	1.21%	to	1.11%
2023	0.00%	to	0.10%	140,102	41.05	to	54.80	6,262,882	3.51%	9.77%	to	9.66%
2022	0.00%	to	0.10%	146,595	37.40	to	49.97	5,968,859	0.28%	-24.37%	to	-24.45%
2021	0.00%	to	0.25%	156,898	49.45	to	59.66	8,416,338	0.94%	-11.87%	to	-12.09%

VWHA
2025	0.00%	to	0.25%	316,617	50.15	to	56.68	18,080,894	2.44%	36.48%	to	36.14%
2024	0.00%	to	0.25%	309,707	36.75	to	41.63	12,973,244	2.63%	-2.83%	to	-3.08%
2023	0.00%	to	0.25%	361,413	37.82	to	42.95	15,548,012	2.73%	-3.58%	to	-3.82%
2022	0.00%	to	0.25%	442,417	39.22	to	44.66	19,681,554	1.61%	8.39%	to	8.12%
2021	0.00%	to	0.25%	464,856	36.19	to	41.31	19,077,021	0.44%	18.92%	to	18.62%

VVB
2025	0.00%	to	0.10%	691,747	42.44	to	41.68	28,959,890	2.10%	16.46%	to	16.35%
2024	0.00%	to	0.10%	626,873	36.44	to	35.83	22,559,796	2.16%	14.80%	to	14.69%
2023	0.00%	to	0.10%	583,937	31.74	to	31.24	18,321,078	1.96%	14.33%	to	14.21%
2022	0.00%	to	0.25%	593,664	27.76	to	26.74	16,258,055	1.90%	-14.30%	to	-14.52%
2021	0.00%	to	0.25%	663,170	32.40	to	31.28	21,187,425	1.58%	19.02%	to	18.72%

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

VVCG
2025	0.00%			24,518	40.08			982,798	0.79%	28.98%
2024	0.00%			14,859	31.08			461,789	1.05%	13.41%
2023	0.00%			15,111	27.40			414,084	0.01%	27.98%
2022	0.00%			40	21.41			856	1.77%	-15.48%
2021	0.10%	to	0.25%	888,352	25.17	to	24.92	22,327,421	0.90%	21.42%	to	21.24%

VVDV
2025	0.00%	to	0.10%	391,182	45.87	to	45.05	17,639,917	1.51%	16.83%	to	16.71%
2024	0.00%	to	0.10%	347,201	39.26	to	38.60	13,413,683	0.08%	14.89%	to	14.77%
2023	0.00%			9,147	34.18			312,625	1.24%	20.13%
2022	0.00%			5,611	28.45			159,637	0.00%	-11.49%

VVEI
2025	0.00%			126,904	20.23			2,567,494	2.04%	16.80%
2024	0.00%			96,258	17.32			1,667,395	2.73%	15.12%
2023	0.00%			156,698	15.05			2,357,811	2.70%	8.10%
2022	0.00%			126,341	13.92			1,758,619	1.48%	-0.66%
2021	0.00%			50,487	14.01			707,441	0.91%	25.33%

VVEIX
2025	0.00%			29,306	25.33			742,288	1.08%	17.70%
2024	0.00%			35,187	21.52			757,217	0.99%	24.84%
2023	0.00%			22,106	17.24			381,057	1.07%	26.11%
2022	0.00%			11,976	13.67			163,693	1.15%	-18.23%
2021	0.00%			7,217	16.72			120,636	1.20%	28.55%

VVG
2025	0.00%	to	0.10%	1,884,821	26.15	to	18.51	35,172,343	0.20%	16.89%	to	16.77%
2024	0.00%	to	0.10%	1,643,875	22.37	to	15.85	26,102,488	0.28%	33.14%	to	33.00%
2023	0.00%	to	0.10%	1,775,831	16.80	to	11.92	21,262,760	0.23%	40.13%	to	40.00%
2022	0.00%	to	0.25%	1,907,427	11.99	to	8.51	16,302,871	0.00%	-33.37%	to	-14.94%
2021	0.00%			17,371	17.99			312,566	0.02%	17.86%			*****

VVGBI
2025	0.00%			26,104	10.67			278,614	3.00%	5.69%
2024	0.00%			22,368	10.10			225,876	2.86%	2.03%
2023	0.00%			17,911	9.90			177,268	1.90%	6.52%
2022	0.00%			13,370	9.29			124,226	2.60%	-13.13%
2021	0.00%			8,232	10.70			88,045	0.00%	-1.84%			*****

VVHGB
2025	0.00%	to	0.10%	1,232,151	13.98	to	13.77	16,975,980	3.10%	6.94%	to	6.83%

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.00%	to	0.10%	968,752	13.07	to	12.89	12,493,713	5.27%	1.24%	to	1.14%
2023	0.00%	to	0.10%	3,215,312	12.91	to	12.74	40,971,622	2.44%	5.58%	to	5.47%
2022	0.00%	to	0.25%	3,183,532	12.23	to	11.86	38,373,124	2.06%	-13.21%	to	-13.43%
2021	0.00%	to	0.25%	4,229,653	14.09	to	13.70	58,801,793	2.07%	-1.72%	to	-1.96%

VVHYB
2025	0.00%			367	13.43			4,935	28.03%	9.18%
2024	0.00%			216	12.30			2,654	2.56%	6.45%
2023	0.00%			39	11.55			453	4.98%	11.67%
2022	0.00%			41	10.35			424	0.00%	-9.36%

VVI
2025	0.00%	to	0.10%	580,810	29.62	to	29.09	16,938,747	0.81%	19.97%	to	19.85%
2024	0.00%	to	0.10%	497,208	24.69	to	24.27	12,088,237	1.21%	9.01%	to	8.90%
2023	0.00%	to	0.10%	585,909	22.65	to	22.29	13,073,599	1.45%	14.65%	to	14.54%
2022	0.00%	to	0.25%	504,301	19.75	to	19.03	9,796,610	1.38%	-30.12%	to	-30.30%
2021	0.00%	to	0.25%	546,009	28.27	to	27.30	15,185,427	0.30%	-1.54%	to	-1.79%

VVMCI
2025	0.00%	to	0.10%	679,162	49.55	to	48.67	33,123,045	1.23%	11.54%	to	11.43%
2024	0.00%	to	0.10%	608,988	44.43	to	43.68	26,644,943	1.37%	15.08%	to	14.96%
2023	0.00%	to	0.10%	684,618	38.61	to	37.99	26,044,630	1.42%	15.83%	to	15.71%
2022	0.00%	to	0.25%	726,517	33.33	to	32.10	23,806,438	1.16%	-18.82%	to	-19.02%
2021	0.00%	to	0.25%	811,601	41.06	to	39.64	32,778,080	1.09%	24.36%	to	24.05%

VVREI
2025	0.00%	to	0.10%	94,565	29.51	to	29.07	2,760,824	2.60%	3.11%	to	3.01%
2024	0.00%	to	0.10%	91,719	28.62	to	28.22	2,598,029	3.15%	4.74%	to	4.64%
2023	0.00%	to	0.10%	99,086	27.33	to	26.97	2,680,417	2.30%	11.70%	to	11.59%
2022	0.00%	to	0.25%	95,750	24.47	to	23.74	2,314,516	1.76%	-26.30%	to	-26.48%
2021	0.00%	to	0.25%	93,364	33.19	to	32.29	3,061,574	2.14%	40.21%	to	39.86%

VVSCG
2025	0.00%	to	0.10%	271,226	42.11	to	41.54	11,278,890	0.48%	6.11%	to	6.00%
2024	0.00%	to	0.10%	237,998	39.69	to	39.19	9,332,904	0.45%	11.38%	to	11.27%
2023	0.00%	to	0.10%	215,967	35.63	to	35.22	7,610,449	0.39%	19.65%	to	19.53%
2022	0.10%	to	0.25%	212,837	29.47	to	29.00	6,259,459	0.26%	-25.43%	to	-25.54%
2021	0.00%	to	0.25%	216,823	39.89	to	38.95	8,552,346	0.38%	14.22%	to	13.93%

VVSTC
2025	0.00%			276,460	16.83			4,652,160	4.02%	6.85%
2024	0.00%			256,781	15.75			4,043,857	2.23%	4.89%
2023	0.00%			60,716	15.01			911,567	1.69%	6.16%

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.00%			33,170	14.14			469,115	0.85%	-5.72%
2021	0.00%			8,815	15.00			132,235	0.89%	-0.45%

VVTISI
2025	0.00%	to	0.10%	987,214	18.65	to	18.52	18,293,579	2.76%	32.04%	to	31.91%
2024	0.00%	to	0.10%	1,020,805	14.13	to	14.04	14,337,118	2.99%	5.06%	to	4.95%
2023	0.00%	to	0.10%	1,050,422	13.45	to	13.38	14,054,075	2.84%	15.54%	to	15.43%
2022	0.00%	to	0.25%	1,029,726	11.64	to	11.52	11,925,116	3.40%	-16.01%	to	-16.22%
2021	0.00%	to	0.25%	1,412,234	13.86	to	13.75	19,493,368	1.85%	8.53%	to	8.26%

VVTSM
2025	0.00%			142,799	24.28			3,467,592	0.96%	16.93%
2024	0.00%			105,286	20.77			2,186,444	1.16%	23.71%
2023	0.00%			64,677	16.79			1,085,679	0.65%	25.95%
2022	0.00%			20,597	13.33			274,507	1.23%	-19.59%
2021	0.00%			10,594	16.57			175,593	0.00%	25.64%			*****

PIHYB1
2025	0.10%	to	0.20%	63,183	43.74	to	42.73	2,739,265	5.99%	8.06%	to	7.95%
2024	0.10%	to	0.20%	44,468	40.48	to	39.58	1,791,857	5.75%	8.59%	to	8.48%
2023	0.10%	to	0.20%	56,774	37.27	to	36.49	2,108,937	5.58%	11.23%	to	11.12%
2022	0.10%	to	0.25%	73,715	33.51	to	32.50	2,455,963	5.09%	-11.29%	to	-11.42%
2021	0.10%	to	0.25%	93,320	37.77	to	36.69	3,507,061	5.14%	5.60%	to	5.44%

VRVDRI
2025	0.00%	to	0.20%	463,993	14.63	to	14.44	6,735,919	3.05%	1.00%	to	0.80%
2024	0.00%	to	0.25%	460,585	14.49	to	14.28	6,629,665	2.15%	11.15%	to	10.87%
2023	0.00%	to	0.25%	501,814	13.03	to	12.88	6,499,378	3.09%	11.31%	to	11.04%
2022	0.00%	to	0.25%	344,366	11.71	to	11.60	4,012,129	1.30%	-25.90%	to	-26.08%
2021	0.00%	to	0.25%	278,623	15.80	to	15.70	4,386,615	1.15%	46.87%	to	46.50%

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

**

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

***

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

****

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

*****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

******	If zero units are listed, there is ownership of the fund, however it is less than one full unit.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2025

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2025 and 2024, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2025, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2025 in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2025.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

Emphasis of Matter

As discussed in Note 2 to the financial statements, the Company’s subsidiary received permission from the Department in 2023 to account for an excess of loss reinsurance recoverable as an admitted asset. Under prescribed statutory accounting practices, the excess of loss reinsurance recoverable would not be an admitted asset. As of December 31, 2025 and 2024, the permitted accounting practice increased statutory surplus over what it would have been had that prescribed accounting practice been followed. Our opinions are not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

March 23, 2026

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2025	(As adjusted) 2024
Admitted assets
Invested assets
Bonds	$50,493	$45,802
Stocks	5,330	3,962
Mortgage loans, net of allowance	10,261	9,619
Policy loans	1,044	1,038
Derivative assets	85	194
Cash, cash equivalents and short-term investments	3,099	1,693
Securities lending collateral assets	295	247
Other invested assets	3,702	2,777
Total invested assets	$74,309	$65,332
Accrued investment income	790	699
Deferred federal income tax assets, net	938	660
Other assets	495	579
Separate account assets	133,243	123,292
Total admitted assets	$209,775	$190,562
Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$59,619	$51,794
Policyholders’ dividend accumulation	345	361
Asset valuation reserve	1,200	950
Payable for securities	1,262	845
Securities lending payable	295	247
Funds held under coinsurance	1,226	1,199
Other liabilities	1,113	1,018
Accrued transfers from separate accounts	(1,842)	(1,685)
Separate account liabilities	133,243	123,292
Total liabilities	$196,461	$178,021
Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Special surplus funds	114	116
Additional paid-in capital	2,626	2,551
Unassigned surplus	9,470	8,770
Total capital and surplus	$13,314	$12,541
Total liabilities, capital and surplus	$209,775	$190,562

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Years ended December 31,
		(As adjusted)	(As adjusted)

(in millions)	2025	2024	2023
Revenues

Premiums and annuity considerations	$21,167	$16,493	$14,702

Net investment income	3,201	3,329	3,136

Other revenues	2,487	2,765	2,390

Total revenues	$26,855	$22,587	$20,228

Benefits and expenses

Benefits to policyholders and beneficiaries	$20,156	$20,861	$17,431

Increase in reserves for future policy benefits and claims	8,438	1,967	3,747

Net transfers from separate accounts	(4,518)	(3,401)	(3,725)

Commissions	972	843	766

Reserve adjustment on reinsurance assumed	(112)	(144)	(153)

Other expenses	783	766	702

Total benefits and expenses	$25,719	$20,892	$18,768

Income before federal income taxes and net realized capital losses on investments	$1,136	$1,695	$1,460

Federal income tax expense	65	68	108

Income before net realized capital losses on investments	$1,071	$1,627	$1,352

Net realized capital losses on investments, net of federal income tax expense (benefit) of $19, $1 and $(4) in 2025, 2024 and 2023, respectively, and excluding $(32), $(53) and $(30) of net realized capital losses transferred to the interest maintenance reserve in 2025, 2024 and 2023, respectively	(388)	(476)	(402)

Net income	$683	$1,151	$950

 See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Special surplus funds	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2022 (As adjusted)	$4	$1,100	$-	$2,316	$6,774	$10,194

Net income	-	-	-	-	950	950

Change in asset valuation reserve	-	-	-	-	(103)	(103)

Change in deferred income taxes	-	-	-	-	132	132

Change in net unrealized capital gains and losses, net of tax benefit of $37	-	-	-	-	(77)	(77)

Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	-	93	-	(126)	(33)

Capital contributions from Nationwide Financial Services, Inc.	-	-	-	135	-	135

Other, net	-	-	-	-	35	35

Balance as of December 31, 2023 (As adjusted)	$4	$1,100	$93	$2,451	$7,585	$11,233

Net income	-	-	-	-	1,151	1,151

Change in asset valuation reserve	-	-	-	-	(109)	(109)

Change in deferred income taxes	-	-	-	-	28	28

Change in net unrealized capital gains and losses, net of tax expense of $53	-	-	-	-	32	32

Change in nonadmitted assets	-	-	-	-	66	66

Capital contributions from Nationwide Financial Services, Inc.	-	-	-	100	-	100

Other, net	-	-	23	-	17	40

Balance as of December 31, 2024 (As adjusted)	$4	$1,100	$116	$2,551	$8,770	$12,541

Net income	-	-	-	-	683	683

Change in asset valuation reserve	-	-	-	-	(250)	(250)

Change in deferred income taxes	-	-	-	-	274	274

Change in net unrealized capital gains and losses, net of tax expense of $26	-	-	-	-	(36)	(36)

Change in nonadmitted assets	-	-	-	-	12	12

Capital contributions from Nationwide Financial Services, Inc.	-	-	-	75	-	75

Other, net	-	-	(2)	-	17	15

Balance as of December 31, 2025	$4	$1,100	$114	$2,626	$9,470	$13,314

 See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
		(As adjusted)	(As adjusted)
(in millions)	2025	2024	2023
Cash flows from operating activities:
Premiums collected, net of reinsurance	$21,161	$16,486	$14,707
Net investment income	3,206	3,570	2,775
Other revenue	2,522	2,441	2,022
Policy benefits and claims paid	(20,146)	(20,874)	(17,582)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,642)	(1,455)	(1,268)
Net transfers from separate accounts	4,361	3,264	3,775
Policyholders’ dividends paid	(29)	(28)	(28)
Federal income taxes (paid) recovered	(126)	(93)	98
Net cash provided by operating activities	$9,307	$3,311	$4,499

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$6,397	$6,589	$2,595
Stocks	70	60	46
Mortgage loans	1,097	754	635
Other invested assets and other	877	769	467
Total investment proceeds	$8,441	$8,172	$3,743
Cost of investments acquired:
Bonds	$(11,022)	$(8,665)	$(6,256)
Stocks	(1,579)	(438)	(35)
Mortgage loans	(1,697)	(1,206)	(1,370)
Derivatives	(478)	(302)	(556)
Other invested assets and other	(1,332)	(862)	(766)
Total investments acquired	$(16,108)	$(11,473)	$(8,983)
Net increase in policy loans	(6)	(69)	(37)
Net cash used in investing activities	$(7,673)	$(3,370)	$(5,277)
Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Financial Services, Inc.	$75	$100	$135
Net change in deposits on deposit-type contract funds and other insurance liabilities	(600)	499	271
Other cash provided (used)	297	(407)	311
Net cash (used in) provided by financing activities and miscellaneous	$(228)	$192	$717
Net increase (decrease) in cash, cash equivalents and short-term investments	$1,406	$132	$(63)
Cash, cash equivalents and short-term investments at beginning of year	1,693	1,561	1,624
Cash, cash equivalents and short-term investments at end of year	$3,099	$1,693	$1,561
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$459	$386	$385
Intercompany transfer of securities from merger	$-	$-	$203

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed, variable and registered index-linked annuities, public and private sector group retirement plans including retirement guarantee products, life insurance, investment advisory services, pension risk transfer (“PRT”) contracts and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell, recommend or direct the purchase of the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Affiliates that market products directly to a customer base include the agency distribution force of the Company’s ultimate majority parent company, NMIC, Nationwide Retirement Solutions, Inc., Nationwide Securities, LLC and Nationwide Financial General Agency, Inc. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2025 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Nationwide Life and Benefits Insurance Company (“NLBIC”), Jefferson National Life Insurance Company (“JNL”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisors, LLC (“NIA”), The Association Benefits Solution, LLC (“TABS”) and NSM Sales Corporation (“NSM”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including PRT contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a dormant Vermont domiciled special purpose financial insurance company and a nonadmitted subsidiary. NWSBL is an Ohio limited liability company that offers a securities-backed consumer lending product and is a nonadmitted subsidiary. NLBIC primarily offers medical stop loss insurance. JNL primarily offers individual deferred fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor and a nonadmitted subsidiary. TABS is a program manager for self-funded group health programs. NSM is an agency and a nonadmitted subsidiary. See Note 3 for additional information on business combinations.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2025 and 2024, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Basis of Presentation

Effective July 1, 2025 and pursuant to a merger agreement, Jefferson National Life Insurance Company of New York (“JNLNY”), a New York stock life insurance company and previous subsidiary of JNL, was merged with and into the Company, with the Company continuing as the surviving entity. The merger was deemed a statutory merger. All shares of JNLNY were cancelled and the outstanding surplus balance was merged into the Company’s total capital and surplus. There was not a material impact on the Company’s capital and surplus as a result of the merger. All statutory financial statements and accompanying notes as of and for the years ended December 31, 2024 and 2023, have been adjusted to reflect this merger.

Effective October 1, 2023, Jefferson National Financial Corporation (“JNFC”), a holding company and wholly-owned subsidiary of the Company, completed a merger agreement with the Company. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of JNFC were merged with and into the Company, with the Company continuing as the surviving entity. Concurrently, JNL, a wholly-owned subsidiary of JNFC prior to the merger, became a wholly-owned subsidiary of the Company. There was not a material impact on the Company’s capital and surplus as a result of the merger.

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NLIC and NLAIC have elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

Eagle applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed annuity and fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Effective October 1, 2023, Eagle was granted a permitted practice from the Department, allowing Eagle to carry a reinsurance recoverable asset under an excess of loss reinsurance agreement with a third-party reinsurer as an admitted asset.

Prior to October 1, 2023, Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies. Effective October 1, 2023, Olentangy terminated this permitted practice due to NLAIC’s recapture of the reinsurance agreements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

If the prescribed or permitted practices were not applied, the Company’s risk-based capital (“RBC”) would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	State of domicile	2025	December 31, (As adjusted) 2024	(As adjusted) 2023
Net Income
Statutory Net Income		OH	$683	$1,151	$950
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	231	270	110
Reserves for indexed annuities	51	OH	(240)	(308)	(75)
Tax impact	101	OH	2	8	(7)
NAIC SAP			$676	$1,121	$978

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

			As of December 31,
(in millions)	SSAP #	State of domicile	2025	(As adjusted) 2024
Surplus
Statutory Capital and Surplus		OH	$13,314	$12,541
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	584	350
Reserves for indexed annuities	51	OH	(631)	(389)
Tax impact	101	OH	10	8
Subsidiary Valuation - NLAIC	51, 86, 101	OH	417	227
Subsidiary valuation - Eagle	51	OH	(669)	(529)
State Permitted Practice:
Subsidiary valuation - Eagle	61R	OH	(895)	(861)
NAIC SAP			$12,130	$11,347

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

•	surplus notes are accounted for as a component of capital and surplus;

•	costs related to successful policy acquisitions are charged to operations in the year incurred;

•	negative cash balances are reported as negative assets;

•	certain income and expense items are charged or credited directly to capital and surplus;

•	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

•	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

•	Certain assets and liabilities are reported net of ceded reinsurance balances; and

•	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•

investments in redeemable preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

•	other-than-temporary impairments on bonds, excluding asset-backed securities, are measured based on fair value and are not reversible;

•	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds and other tax credit investments (“Tax Credit Funds”);

•	the allowable earned yield method is utilized to determine the value of residual interest securitizations;

•

admitted subsidiary, controlled and affiliated (“SCA”) entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

•

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

•

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

•	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Derivative Instruments

•	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

•

with the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

•	interest earned on derivatives is charged to net investment income; and

•	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

•	Goodwill is limited to 10% of the prior reporting period’s adjusted capital and surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

•	goodwill is amortized and charged to surplus.

Federal Income Taxes

•

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of adjusted capital and surplus); and

•	unrecognized tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. The Company has applied principle-based reserving to all new individual life business. For business subject to principle-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principle-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

The Company calculated its reserves for variable annuities using a stochastic reserve or alternate methodology, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Redeemable preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks and perpetual preferred stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Asset-backed securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in asset-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized to determine the fair value of bonds and stocks for which market quotations, quotations on comparable securities or models are used. These are compared to pricing from additional sources when available. Pricing may also be received directly from third-party managers who utilize various methodologies, primarily discounted cash flow models using market-based interest rates and spreads, adjusted for borrower-specific factors. For these bonds and stocks, the Company obtains the pricing services’ and managers’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company periodically reviews asset-backed securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC, NLBIC, JNL and Eagle, are carried using the equity method of accounting applicable to U.S. insurance SCA entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The Company’s investment in NISC, NIA and TABS, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance SCA entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, NLBIC, JNL and NISC are included in stocks, and the investments in Eagle and TABS are included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less an allowance for credit losses. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by first-priority liens on real estate, partnership equity interests and common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require an allowance for credit losses when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires an allowance for credit losses, a provision for losses is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Allowance for credit losses charges are recorded in net unrealized capital gains and losses. In the event an allowance for credit losses charge is reversed, the recovery is also recorded in net unrealized capital gains and losses. If the mortgage loan is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the loan and the fair value of the collateral less estimated costs to obtain and sell. Any previously recorded allowance for credit losses is reversed.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of an allowance for credit losses, are collectible. This process identifies the risk profile and potential for loss individually for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above and instead are evaluated using other qualitative metrics.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months, outstanding unsecured promissory notes with initial maturity dates of less than three months with certain affiliates and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments primarily consist of outstanding unsecured promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships, limited liability companies, residuals, surplus notes, debt, joint ventures and the investments in Eagle and TABS. Except for investments in certain tax credit funds and residual interests, these investments are primarily recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company sold $3.4 billion, $3.2 billion and $3.1 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2025, 2024 and 2023, respectively. The Company guarantees after-tax benefits to the third-party investors through periods ending in 2043. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $2.4 billion as of December 31, 2025, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, total return swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income in the statutory statements of operations and cash flow. Cash flows associated with the acquisition, maturity, and termination of derivative instruments are recorded as investing activities in derivative assets in the statutory statements of cash flow.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and asset-backed securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for asset-backed securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified to an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. See Note 3 for additional information on goodwill.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is recognized directly in surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2025 and 2024, and 46% and 47% of the number of life insurance policies in force in 2025 and 2024, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2025 and 2024.

Recently Adopted Accounting Standards

Effective January 1, 2025, the Company adopted revisions to Statutory Statement of Accounting Principles (“SSAP”) No. 26 – Bonds, SSAP No. 43 – Asset-Backed Securities, and SSAP No. 21 – Other Admitted Assets (“SSAP No. 21”), in conformity with the NAIC’s revised guidance to develop a principles-based definition for debt securities qualifying for reporting as a bond. The adopted revisions require the assessment of securities to focus on their substance rather than legal form, updated the accounting and reporting guidance for debt securities that qualify for reporting as a bond, updated the accounting and reporting guidance for debt securities that do not qualify for reporting as a bond and updated guidance for the accounting and reporting of residual interests. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective January 1, 2025, the Company adopted the revisions to SSAP No. 21 for residual interests reported as Other Invested Assets. Residual interests, previously measured under the equity method of accounting, are now measured under the Allowable Earned Yield method with any unrealized gains and losses recognized as realized as of the date of adoption. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective January 1, 2025, the Company adopted the revisions to SSAP No. 93 – Investments in Tax Credit Structures and SSAP No. 94 –State and Federal Tax Credits. The revisions to SSAP No. 93 expand the scope of tax credit investments required to use the proportional amortization method and include additional annual disclosure requirements. The revisions to SSAP No. 94 require purchased tax credits to be recorded at face value with any discount deferred as other liabilities. Additional annual disclosures are also required as part of the revisions to SSAP No. 94. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective December 31, 2023, the Company adopted INT 23-04, Life Reinsurance Liquidation Questions, that addresses accounting and reporting questions about a recent life reinsurer liquidation. On July 18, 2023, Scottish Re U.S. (“SRUS”) was declared insolvent and ordered liquidated by the Court of Chancery of the State of Delaware, resulting in termination of the reinsurance agreements between the Company and SRUS on September 30, 2023, and recapture of the ceded liabilities. The Company has accrued adequate provisions as of December 31, 2023, in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, related to SRUS reinsurance recoverables. During 2024, the Company received a final payment from the assets previously held in a trust by SRUS that secured annuity reinsurance recoverables of $19 million in full satisfaction of the outstanding annuity reinsurance recoverables from SRUS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level RBC greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company has not allocated gains or losses to IMR from derivatives that were reported at fair value prior to the termination of the derivative. As of December 31, 2025 and 2024, the Company has $114 million and $116 million, respectively, of admitted disallowed IMR in capital and surplus in the general account.

Subsequent Events

The Company evaluated subsequent events through March 23, 2026, the date the statutory financial statements were issued.

(3)	Business Combinations and Goodwill

On July 1, 2025, the Company completed its acquisition of the group health business of The Allstate Corporation (“Allstate”), which comprises NLBIC, formerly known as Direct General Life Insurance Company, TABS and NSM, for $1.24 billion. As a result of the acquisition, NLBIC, TABS and NSM became wholly-owned subsidiaries of the Company. The acquisition of NLBIC resulted in goodwill of $844 million. Goodwill amortization for the year ended December 31, 2025 related to the purchase was $42 million. NLBIC, based in Charleston, South Carolina, assumes medical stop loss through reinsurance agreements with unaffiliated entities of Allstate that sells its products through a diverse distribution network. Additionally, NLBIC underwrites individual term life insurance policies that are 100% ceded to an unaffiliated entity of Allstate through a reinsurance agreement.

On, March 1, 2017, The Company purchased all of the stock of JNFC. See Note 2 for additional information regarding the merger of JNFC with and into the Company, resulting in JNL being the wholly-owned subsidiary acquired.

The following transactions were accounted for as statutory purchases:

(in millions)	Acquisition date	Cost of acquired entity	Original amount of goodwill	Original amount of admitted goodwill	Admitted goodwill as of the reporting date	Amount of goodwill amortized during the reporting period	Book value of SCA	Admitted goodwill as a % of SCA BACV, gross of admitted goodwill

Jefferson National Life Insurance Company	3/1/2017	$203	$162	$162	$19	$16	$226	8%

Nationwide Life and Benefits Insurance Company	7/1/2025	$1,072	$844	$844	$802	$42	$1,056	76%

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(4)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total

December 31, 2025

Subject to discretionary withdrawal:

With market value adjustment	$15,117	$33	$-	$15,150	16%

At book value less current surrender charge of 5% or more	3,566	-	-	3,566	4%

At fair value	-	-	68,407	68,407	73%

Total with market value adjustment or at fair value	$18,683	$33	$68,407	$87,123	93%

At book value without adjustment (minimal or no charge or adjustment)	3,416	-	6	3,422	4%

Not subject to discretionary withdrawal	3,065	-	57	3,122	3%

Total, gross	$25,164	$33	$68,470	$93,667	100%

Less: Reinsurance ceded	(81)	-	-	(81)

Total, net	$25,083	$33	$68,470	$93,586

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$615	$-	$-	$615

(As Adjusted)

December 31, 2024

Subject to discretionary withdrawal:

With market value adjustment	$7,075	$41	$-	$7,116	8%

At book value less current surrender charge of 5% or more	2,849	-	-	2,849	4%

At fair value	-	-	64,880	64,880	80%

Total with market value adjustment or at fair value	$9,924	$41	$64,880	$74,845	92%

At book value without adjustment (minimal or no charge or adjustment)	3,446	-	5	3,451	4%

Not subject to discretionary withdrawal	2,867	-	56	2,923	4%

Total, gross	$16,237	$41	$64,941	$81,219	100%

Less: Reinsurance ceded	(88)	-	-	(88)

Total, net	$16,149	$41	$64,941	$81,131

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$65	$-	$-	$65

1	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the analysis of group annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total

December 31, 2025

Subject to discretionary withdrawal:

With market value adjustment	$15,258	$1,681	$-	$16,939	40%

At book value less current surrender charge of 5% or more	-	-	-	-	0%

At fair value	-	-	20,217	20,217	48%

Total with market value adjustment or at fair value	$15,258	$1,681	$20,217	$37,156	88%

At book value without adjustment (minimal or no charge or adjustment)	3,366	-	-	3,366	8%

Not subject to discretionary withdrawal	1,102	508	2	1,612	4%

Total, gross	$19,726	$2,189	$20,219	$42,134	100%

Less: Reinsurance ceded	(4)	-	-	(4)

Total, net	$19,722	$2,189	$20,219	$42,130

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$-	$-	$-	$-

December 31, 2024

Subject to discretionary withdrawal:

With market value adjustment	$16,049	$1,696	$-	$17,745	42%

At book value less current surrender charge of 5% or more	-	-	-	-	0%

At fair value	-	-	19,048	19,048	46%

Total with market value adjustment or at fair value	$16,049	$1,696	$19,048	$36,793	88%

At book value without adjustment (minimal or no charge or adjustment)	3,558	-	-	3,558	8%

Not subject to discretionary withdrawal	1,175	478	2	1,655	4%

Total, gross	$20,782	$2,174	$19,050	$42,006	100%

Less: Reinsurance ceded	(26)	-	-	(26)

Total, net	$20,756	$2,174	$19,050	$41,980

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$-	$-	$-	$-

1	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total

December 31, 2025

Subject to discretionary withdrawal:

With market value adjustment	$1	$-	$1	0%

At fair value	9	-	9	0%

Total with market value adjustment or at fair value	$10	$-	$10	0%

At book value without adjustment (minimal or no charge or adjustment)	833	1	834	19%

Not subject to discretionary withdrawal	3,517	19	3,536	81%

Total, gross	$4,360	$20	$4,380	100%

Less: Reinsurance ceded	-	-	-

Total, net	$4,360	$20	$4,380

(As adjusted)

December 31, 2024

Subject to discretionary withdrawal:

With market value adjustment	$1	$-	$1	0%

At fair value	10	-	10	0%

Total with market value adjustment or at fair value	$11	$-	$11	0%

At book value without adjustment (minimal or no charge or adjustment)	836	2	838	17%

Not subject to discretionary withdrawal	4,113	18	4,131	83%

Total, gross	$4,960	$20	$4,980	100%

Less: Reinsurance ceded	-	-	-

Total, net	$4,960	$20	$4,980

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2025	(As adjusted) 2024

Life, accident and health annual statement:

Annuities, net (excluding supplemental contracts with life contingencies)	$44,793	$36,892

Supplemental contracts with life contingencies, net	12	13

Deposit-type contracts	4,360	4,960

Subtotal	$49,165	$41,865

Separate accounts annual statement:

Annuities, net (excluding supplemental contracts with life contingencies)	$90,911	$86,206

Other contract deposit funds	20	20

Subtotal	$90,931	$86,226

Total annuity actuarial reserves and deposit fund liabilities, net	$140,096	$128,091

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the analysis of life insurance actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve

December 31, 2025

Subject to discretionary withdrawal, surrender values or policy loans:

Term policies with cash value	$-	$50	$50	$-	$-	$-

Universal life	2,526	2,520	2,699	-	-	-

Universal life with secondary guarantees	519	472	1,286	-	-	-

Indexed universal life with secondary guarantees	486	400	519	-	-	-

Other permanent cash value life insurance	-	1,765	2,225	-	-	-

Variable life	3,533	3,572	3,703	40,177	40,174	40,278

Subtotal	$7,064	$8,779	$10,482	$40,177	$40,174	$40,278

Not subject to discretionary withdrawal or no cash value:

Term policies without cash value	-	-	119	-	-	-

Accidental death benefits	-	-	1	-	-	-

Disability - active lives	-	-	20	-	-	-

Disability - disabled lives	-	-	60	-	-	-

Miscellaneous reserves	-	-	36	-	-	-

Total, gross	$7,064	$8,779	$10,718	$40,177	$40,174	$40,278

Less: Reinsurance ceded	(7)	(7)	(135)	-	-	-

Total, net	$7,057	$8,772	$10,583	$40,177	$40,174	$40,278

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve

December 31, 2024

Subject to discretionary withdrawal, surrender values or policy loans:

Term policies with cash value	$-	$50	$50	$-	$-	$-

Universal life	2,560	2,568	2,729	-	-	-

Universal life with secondary guarantees	486	430	1,154	-	-	-

Indexed universal life with secondary guarantees	408	327	438	-	-	-

Other permanent cash value life insurance	-	1,838	2,305	-	-	-

Variable life	3,125	3,166	3,295	35,196	35,192	35,277

Subtotal	$6,579	$8,379	$9,971	$35,196	$35,192	$35,277

Not subject to discretionary withdrawal or no cash value:

Term policies without cash value	-	-	127	-	-	-

Accidental death benefits	-	-	1	-	-	-

Disability - active lives	-	-	18	-	-	-

Disability - disabled lives	-	-	60	-	-	-

Miscellaneous reserves	-	-	32	-	-	-

Total, gross	$6,579	$8,379	$10,209	$35,196	$35,192	$35,277

Less: Reinsurance ceded	(8)	(8)	(138)	-	-	-

Total, net	$6,571	$8,371	$10,071	$35,196	$35,192	$35,277

The following table is a reconciliation of life insurance actuarial reserves, as of the dates indicated:

	December 31,

(in millions)	2025	2024

Life, accident and health annual statement:

Life insurance, net	$10,477	$9,971

Accidental death benefits, net	1	1

Disability - active lives, net	20	18

Disability - disabled lives, net	54	54

Miscellaneous reserves, net	31	27

Subtotal	$10,583	$10,071

Separate accounts annual statement:

Life insurance[1]	$40,591	$35,585

Subtotal	$40,591	$35,585

Total life insurance actuarial reserves, net	$51,174	$45,656

1	Life insurance account value, cash value and reserve include separate accounts with guarantees of $313 million and $308 million for universal life as of December 31, 2025 and 2024, respectively.

The total direct premium written by managing general agents and third-party administrators was $536 million, $528 million and $451 million as of December 31, 2025, 2024 and 2023, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(5)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2025		(As adjusted) December 31, 2024
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$74,756	$-	$70,824	$-
Group annuities	17,164	-	16,203	-
Life insurance	40,806	-	35,783	-
Pension risk transfer group annuities	517	-	482	-
Total	$133,243	$-	$123,292	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2025	$21	$742
2024	$25	$741
2023	$78	$780
2022	$79	$722
2021	$12	$674

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in private placement separate accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a private placement separate account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2025
Premiums, considerations or deposits	$174	$-	$8,758	$8,932
Reserves
For accounts with assets at:
Fair value	$1,616	$99	$128,987	$130,702
Amortized cost	821	-	-	821
Total reserves[1]	$2,437	$99	$128,987	$131,523
By withdrawal characteristics:
With market value adjustment	$1,616	$99	$-	$1,715
At fair value	-	-	128,902	128,902
At book value without market value adjustment and with current surrender charge less than 5%	313	-	7	320
Subtotal	$1,929	$99	$128,909	$130,937
Not subject to discretionary withdrawal	508	-	78	586
Total reserves[1]	$2,437	$99	$128,987	$131,523

1

The total reserves balance does not equal the liabilities related to separate accounts of $133.2 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.7 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions) (As Adjusted)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2024
Premiums, considerations or deposits	$500	$-	$9,298	$9,798
Reserves
For accounts with assets at:
Fair value	$1,629	$108	$119,288	$121,025
Amortized cost	786	-	-	786
Total reserves[1]	$2,415	$108	$119,288	$121,811
By withdrawal characteristics:
With market value adjustment	$1,629	$108	$-	$1,737
At fair value	-	-	119,205	119,205
At book value without market value adjustment and with current surrender charge less than 5%	308	-	7	315
Subtotal	$1,937	$108	$119,212	$121,257
Not subject to discretionary withdrawal	478	-	76	554
Total reserves[1]	$2,415	$108	$119,288	$121,811

1

The total reserves balance does not equal the liabilities related to separate accounts of $123.3 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.5 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

		December 31,
(in millions)	2025	(As adjusted) 2024	(As adjusted) 2023
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$8,932	$9,798	$6,300
Transfers from separate accounts	(12,987)	(12,882)	(9,461)
Net transfers from separate accounts	$(4,055)	$(3,084)	$(3,161)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(698)	(431)	(889)
Fees not included in general account transfers	71	57	41
Other miscellaneous adjustments not included in the general account balance	164	57	284
Net transfers as reported in the statutory statements of operations	$(4,518)	$(3,401)	$(3,725)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(6)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2025
Bonds:
Issuer credit obligations:
U.S. Government obligations	$24	$-	$-	$24
Other U.S. Government securities obligations	70	3	-	73
Non-U.S. Sovereign jurisdiction securities	1,251	29	38	1,242
Municipal bonds – general obligations (direct and guaranteed)	516	14	24	506
Municipal bonds – special revenue	3,177	32	307	2,902
Project finance bonds issued by operating entities (unaffiliated)	1,525	17	58	1,484
Corporate bonds (unaffiliated)	31,848	462	1,648	30,662
Mandatory convertible bonds (unaffiliated)	2	-	-	2
Single entity backed obligations (unaffiliated)	446	5	25	426
Bonds issued by funds representing operating entities	65	-	-	65
Bank loans – issued (unaffiliated)	733	4	12	725
Other issuer credit obligations (unaffiliated)	705	9	21	693
Total issuer credit obligations	$40,362	$575	$2,133	$38,804
Asset-backed securities:
Agency residential mortgage-backed securities – guaranteed	16	-	-	16
Agency residential mortgage-backed securities – not/partially guaranteed	699	7	55	651
Non-agency residential mortgage-backed securities (unaffiliated)	1,210	9	26	1,193
Non-agency commercial mortgage-backed securities (unaffiliated)	1,250	2	62	1,190
Non-agency – CLOs/CBOs/CDOs (unaffiliated)	4,193	24	7	4,210
Other financial – self-liquidating (unaffiliated)	886	6	-	892
Financial – not self-liquidating equity backed securities (unaffiliated)	932	8	1	939
Other financial – not self-liquidating (unaffiliated)	343	1	28	316
Non-financial – practical expedient lease-backed securities
(unaffiliated)	15	-	-	15
Other non-financial – full analysis (unaffiliated)	587	4	1	590
Total asset-backed securities	$10,131	$61	$180	$10,012
Total bonds	$50,493	$636	$2,313	$48,816
Common stocks unaffiliated	$272	$-	$-	$272
Preferred stocks unaffiliated	26	-	-	26
Total unaffiliated stocks[1]	$298	$-	$-	$298
Total bonds and unaffiliated stocks[1]	$50,791	$636	$2,313	$49,114

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2024 (As adjusted)
Bonds:
U.S. Government	$68	$-	$1	$67
States, territories and possessions	823	4	69	758
Political subdivisions	289	5	22	272
Special revenues	2,893	23	317	2,599
Industrial and miscellaneous	32,850	191	2,484	30,557
Loan-backed and structured securities	8,879	50	257	8,672
Total bonds	$45,802	$273	$3,150	$42,925
Common stocks unaffiliated	$221	$-	$-	$221
Preferred stocks unaffiliated	42	-	-	42
Total unaffiliated stocks[1]	$263	$-	$-	$263
Total bonds and unaffiliated stocks[1]	$46,065	$273	$3,150	$43,188

1

Excludes affiliated common stocks with a carrying value of $5.0 billion and $3.7 billion as of December 31, 2025 and 2024, respectively. Affiliated common stocks include investment in NLAIC, NLBIC and JNL of $3.7 billion, $1.1 billion and $226 million as of December 31, 2025, respectively. Affiliated common stocks include investment in NLAIC and JNL of $3.5 billion and $209 million as of December 31, 2024, respectively.

The carrying value of bonds on deposit with various states as required by law was immaterial as of December 31, 2025 and 2024.

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2025. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$2,127	$2,121
Due after one year through five years	12,502	12,461
Due after five years through ten years	13,550	13,473
Due after ten years through twenty years	12,653	12,199
Due after twenty years	9,661	8,562
Total bonds	$50,493	$48,816

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2025
Bonds:
Issuer credit obligations	$2,013	$53	$18,877	$2,141	$20,890	$2,193
Asset-backed securities	970	3	2,007	181	2,977	185
Total bonds	$2,983	$56	$20,884	$2,322	$23,867	$2,378

(As adjusted)
December 31, 2024
Bonds:
U.S. Government	$54	$1	$3	$-	$57	$1
States, territories and possessions	281	10	326	60	606	69
Political subdivisions	12	1	137	21	149	22
Special revenues	439	16	1,686	301	2,125	317
Industrial and miscellaneous	5,205	165	18,171	2,484	23,375	2,649
Loan-backed and structured securities	359	2	2,177	258	2,537	260
Total bonds	$6,350	$195	$22,500	$3,124	$28,849	$3,318
Common stocks unaffiliated	$-	$-	$-	$-	$-	$-
Preferred stocks unaffiliated	3	-	1	-	4	-
Total unaffiliated stocks	$3	$-	$1	$-	$4	$-
Total bonds and unaffiliated stocks	$6,353	$195	$22,501	$3,124	$28,853	$3,318

As of December 31, 2025, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be at maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

As of December 31, 2025 and 2024, the Company had no intent to sell asset-backed securities identified as having an other-than-temporary impairment.

Mortgage Loans, Net of Allowance

As of December 31, 2025 and 2024, the Company’s amortized cost of mortgage loans were $10.3 billion and $9.6 billion with no allowance for credit losses, respectively.

As of December 31, 2025 and 2024, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2025
Apartment	$3,772	$140	$3,912	$3,741	$171	$3,912
Industrial	2,533	87	2,620	2,555	65	2,620
Office	822	183	1,005	1,002	3	1,005
Retail	1,896	7	1,903	1,896	7	1,903
Other	238	8	246	201	45	246
Total[1]	$9,261	$425	$9,686	$9,395	$291	$9,686
Weighted average DSC ratio	2.07	1.68	2.05	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	62%	59%	62%

December 31, 2024
Apartment	$3,790	$58	$3,848	$3,771	$77	$3,848
Industrial	1,977	62	2,039	2,039	-	2,039
Office	902	178	1,080	1,046	34	1,080
Retail	1,974	12	1,986	1,978	8	1,986
Other	250	-	250	207	43	250
Total[1]	$8,893	$310	$9,203	$9,041	$162	$9,203
Weighted average DSC ratio	2.16	1.39	2.13	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	60%	72%	60%

1	Excludes $575 million and $416 million of commercial mortgage loans that were under development as of December 31, 2025 and 2024, respectively.

As of December 31, 2025 and 2024, the Company has a diversified mortgage loan portfolio with no more than 23% and 22%, respectively, in a geographic region in the U.S., no more than 43% and 44%, respectively, in a property type and no more than 2% and 1%, respectively, with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2025 were 13.0% and 4.5%, respectively, and for those originated or acquired during 2024 were 12.0% and 5.1%, respectively. As of December 31, 2025 and 2024, the maximum LTV ratio of any one loan at the time of loan origination was 99% and 89%, respectively. As of December 31, 2025 and 2024, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or amounts advanced and not included in the mortgage loan portfolio.

Securities Lending

The fair value of loaned securities was $1.6 billion and $1.1 billion as of December 31, 2025 and 2024, respectively. The Company held $295 million and $247 million of cash collateral on securities lending as of December 31, 2025 and 2024, respectively. The carrying value and fair value of reinvested collateral assets were $295 million and $247 million and had a contractual maturity of under 30 days as of December 31, 2025 and 2024, respectively. The fair value of bonds acquired with reinvested collateral assets was $300 million and $252 million as of December 31, 2025 and 2024, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $1.3 billion and $834 million of non-cash collateral on securities lending as of December 31, 2025 and 2024, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in millions)	2025	December 31, (As adjusted) 2024	(As adjusted) 2023
Bonds	$2,206	$2,151	$1,917
Mortgage loans	463	413	357
Other invested assets	474	740	868
Policy loans	47	46	43
Derivative instruments[1]	35	39	24
Other	122	83	62
Gross investment income	$3,347	$3,472	$3,271
Investment expenses	(146)	(143)	(135)
Net investment income	$3,201	$3,329	$3,136

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2025 and 2024 was immaterial. Investment income due and accrued as of December 31, 2025 and 2024 that was admitted was $790 million and $699 million, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

(in millions)	2025	December 31, 2024	2023
Net realized capital losses on sales and maturities	$(23)	$(47)	$(37)
Net realized derivative losses	(367)	(445)	(378)
Other-than-temporary impairments and other	(11)	(36)	(21)
Total net realized capital losses	$(401)	$(528)	$(436)
Tax expense (benefit) on net losses	19	1	(4)
Net realized capital (losses), net of tax	$(420)	$(529)	$(432)
Less: Net realized capital losses transferred to the IMR	(32)	(53)	(30)
Net realized capital losses, net of tax and transfers to the IMR	$(388)	$(476)	$(402)

For the year ended December 31, 2025, gross realized gains and gross realized losses on sales of bonds were $3 million and $15 million, respectively. For the year ended December 31, 2024, gross realized gains and gross realized losses on sales of bonds were $29 million and $97 million, respectively. For the year ended December 31, 2023, gross realized gains and gross realized losses on sales and of bonds were $25 million and $64 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2025, 2024 and 2023.

Investment Commitments

The Company had unfunded commitments related to other invested assets totaling $2.4 billion and $1.3 billion as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, there were $941 million and $267 million of commitments to purchase private placement bonds, respectively. There were $347 million and $434 million of outstanding commitments to fund mortgage loans as of December 31, 2025 and 2024, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Restricted Assets

The following table summarizes the total nonadmitted restricted assets and total admitted restricted assets for the year ended December 31, 2025 and 2024.

	Total admitted restricted assets
(in millions)	2025	2024
Collateral held under security lending agreements[1]	$295	$247
Federal Home Loan Bank capital stock	155	182
Pledged as collateral to the Federal Home Loan Bank (including assets backing funding agreements)	5,392	5,442
Pledged as collateral not captured in other categories	293	298
Assets held under modified coinsurance reinsurance agreements	442	435
Assets held under funds withheld reinsurance agreements	1,229	1,199
Other restricted assets	3	3
Total restricted assets	$7,809	$7,807

1	Excludes $1.3 billion and $834 million of off-balance sheet securities as of December 31, 2025 and 2024, respectively.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps, bond forwards and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2025 and 2024, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net carrying value	Fair value asset	Fair value liability	Average fair value
December 31, 2025
Interest rate swaps	$1,471	$-	$-	$-	$-
Options	282	3	8	-	-
Cross currency swaps	2,178	1	111	(66)	-
Futures	2,128	-	-	-	-
Total derivatives[1]	$6,059	$4	$119	$(66)	$-

December 31, 2024
Interest rate swaps	$2,483	$-	$-	$-	$-
Options	196	2	4	-	-
Cross currency swaps	1,748	170	172	(11)	1
Futures	1,852	-	-	-	-
Total return swaps	600	16	16	-	-
Total derivatives[1]	$6,879	$188	$192	$(11)	$1

1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2025 and 2024.

The Company received $966 million and $717 million of cash collateral and held $135 million and $125 million of securities off-balance sheet as collateral for derivative assets as of December 31, 2025 and 2024, respectively. Cash and securities pledged for derivative liabilities were immaterial as of December 31, 2025 and 2024. The impact of netting as a result of master netting agreements reduced the fair value of derivative assets and liabilities by $35 million and $10 million as of December 31, 2025 and 2024, respectively. As a result, the Company’s uncollateralized position for derivatives instruments was immaterial in each respective period. In addition, the Company posted initial margin on derivative instruments of $219 million and $229 million as of December 31, 2025 and 2024, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized gains (losses) recorded in capital and surplus
(in millions)	2025	December 31, 2024	2023	2025	December 31, 2024	2023
Cross currency swaps	$-	$1	$-	$(169)	$78	$(43)
Futures	(392)	(446)	(378)	(35)	131	(173)
Total return swaps	25	-	-	(16)	16	-
Total	$(367)	$(445)	$(378)	$(220)	$225	$(216)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2025:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds:
Issuer credit obligations	$-	$6	$-	$-	$6
Asset-backed securities	-	10	-	-	10
Total bonds	$-	$16	$-	$-	$16
Common stocks unaffiliated	79	155	-	38	272
Preferred stocks unaffiliated	-	18	8	-	26
Separate account assets	120,562	1,624	25	9,674	131,885
Assets at fair value	$120,641	$1,813	$33	$9,712	$132,199

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2025:

(in millions)	Common stocks unaffiliated	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2024	$-	$10	$35	$45
Net gains (losses):
In net income	5	-	-	5
In surplus	-	1	(5)	(4)
Purchases	-	3	-	3
Sales	(5)	(6)	(5)	(16)
Balance as of December 31, 2025	$-	$8	$25	$33

The following table summarizes assets and liabilities held at fair value as of December 31, 2024:

(in millions) (As adjusted)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$11	$-	$-	$11
Common stocks unaffiliated	39	182	-	-	221
Preferred stocks unaffiliated	-	32	10	-	42
Derivative assets	-	16	-	-	16
Separate account assets	112,593	1,558	35	7,927	122,113
Assets at fair value	$112,632	$1,799	$45	$7,927	$122,403

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2024:

(in millions)	Common stocks unaffiliated	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2023	$-	$7	$51	$58
Net gains (losses):
In surplus	-	(1)	5	4
Purchases	-	4	-	4
Sales	-	-	(21)	(21)
Balance as of December 31, 2024	$-	$10	$35	$45

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value

(in millions)	Level 1	Level 2	Level 3	NAV	Total fair value	Carrying value
December 31, 2025
Assets:
Bonds:
Issuer credit obligations	$24	$30,310	$8,464	$-	$38,798	$40,357
Asset-backed securities	-	7,436	2,566	-	10,002	10,120
Total bonds	$24	$37,746	$11,030	$-	$48,800	$50,477
Mortgage loans, net of allowance	-	-	9,414	-	9,414	10,261
Policy loans	-	-	1,044	-	1,044	1,044
Derivative assets	-	111	8	-	119	85
Cash, cash equivalents and short-term investments	230	2,795	74	-	3,099	3,099
Securities lending collateral assets	294	-	-	-	294	294
Other invested assets	-	88	154	88	330	335
Separate account assets	-	683	646	-	1,329	1,359
Total assets	$548	$41,423	$22,370	$88	$64,429	$66,954
Liabilities:
Investment contracts	$-	$-	$3,003	$-	$3,003	$3,003
Derivative liabilities	-	66	-	-	66	81
Total liabilities	$-	$66	$3,003	$-	$3,069	$3,084

(As adjusted)
December 31, 2024
Assets:
Bonds	$67	$36,104	$6,743	$-	$42,914	$45,791
Mortgage loans, net of allowance	-	-	8,446	-	8,446	9,619
Policy loans	-	-	1,038	-	1,038	1,038
Derivative assets	-	172	4	-	176	178
Cash, cash equivalents and short-term investments	(61)	1,753	-	-	1,692	1,692
Securities lending collateral assets	247	-	-	-	247	247
Separate account assets	37	749	352	-	1,138	1,179
Total assets	$290	$38,778	$16,583	$-	$55,651	$59,744
Liabilities:
Investment contracts	$-	$-	$3,306	$-	$3,306	$3,605
Derivative liabilities	-	11	-	-	11	6
Total liabilities	$-	$11	$3,306	$-	$3,317	$3,611

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable-rate contracts approximates their carrying value.

(9)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

(in millions)	Ordinary	December 31, 2025 Capital	Total
Total gross deferred tax assets	$1,175	$6	$1,181
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$1,175	$6	$1,181
Less: Deferred tax assets nonadmitted	(139)	-	(139)
Net admitted deferred tax assets	$1,036	$6	$1,042
Less: Deferred tax liabilities	(59)	(45)	(104)
Net admitted deferred tax assets	$977	$(39)	$938

(in millions) (As adjusted)	Ordinary	December 31, 2024 Capital	Total
Total gross deferred tax assets	$951	$4	$955
Statutory valuation allowance adjustment	(1)	-	(1)
Adjusted gross deferred tax assets	$950	$4	$954
Less: Deferred tax assets nonadmitted	(169)	-	(169)
Net admitted deferred tax assets	$781	$4	$785
Less: Deferred tax liabilities	(103)	(22)	(125)
Net admitted deferred tax assets	$678	$(18)	$660

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2025	2024	Change
Adjusted gross deferred tax assets	$1,181	$954	$227
Total deferred tax liabilities	(104)	(125)	21
Net deferred tax assets	$1,077	$829	$248
Less: Tax effect of unrealized gains and losses			(26)
Change in deferred income tax			$274

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

(in millions)	Ordinary	December 31, 2025 Capital	Total
Federal income taxes recoverable through loss carryback	$-	$1	$1
Adjusted gross deferred tax assets expected to be realized[1]	934	3	937
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	102	2	104
Admitted deferred tax assets	$1,036	$6	$1,042

(in millions)	Ordinary	December 31, 2024 Capital	Total
Federal income taxes recoverable through loss carryback	$-	$1	$1
Adjusted gross deferred tax assets expected to be realized[1]	657	2	659
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	124	1	125
Admitted deferred tax assets	$781	$4	$785

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2025 and 2024, the threshold limitation for adjusted capital and surplus was $1.7 billion and $1.8 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $11.6 billion and $11.8 billion as of December 31, 2025 and 2024, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 973% and 1,108% as of December 31, 2025 and 2024, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	Ordinary	December 31, 2025 Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	25.57%	0.00%	25.57%

	Ordinary	December 31, 2024 Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	17.06%	0.33%	17.39%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2025 and 2024.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2025 and 2024.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
	(As adjusted)
(in millions)	2025	2024	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$368	$244	$124
Investments	99	114	(15)
Deferred acquisition costs	411	351	60
Tax credit carry-forward	239	180	59
Other	58	62	(4)
Subtotal	$1,175	$951	$224
Statutory valuation allowance adjustment	$-	$(1)	$1
Nonadmitted	(139)	(169)	30
Admitted ordinary deferred tax assets	$1,036	$781	$255
Capital:
Investments	6	4	2
Subtotal	$6	$4	$2
Admitted capital deferred tax assets	$6	$4	$2
Admitted deferred tax assets	$1,042	$785	$257

Deferred tax liabilities
Ordinary:
Investments	$(33)	$(70)	$37
Future policy benefits and claims	(7)	(15)	8
Other	(19)	(18)	(1)
Subtotal	$(59)	$(103)	$44
Capital:
Investments	(45)	(22)	(23)
Subtotal	$(45)	$(22)	$(23)
Deferred tax liabilities	$(104)	$(125)	$21
Net deferred tax assets	$938	$660	$278

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowance has been established as of December 31, 2025. JNLNY had a valuation allowance of $1 million as of December 31, 2024. Upon the effective date of JNLNY’s statutory merger into NLIC on July 1, 2025, this valuation allowance was released, as it is more likely than not that the Company will generate sufficient taxable income to realize all of JNLNY’s deferred tax assets.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	December 31,
	(As adjusted)		(As adjusted)
(in millions)	2025	2024	2023
Current income tax expense	$84	$69	$104
Change in deferred income tax (without tax on unrealized gains and losses)	(274)	(29)	(132)
Total income tax (benefit) expense reported	$(190)	$40	$(28)

Income before income and capital gains taxes	$767	$1,219	$1,054
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$161	$256	$221
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(156)	(172)	(211)
Tax credits	(201)	(45)	(45)
Other	6	1	7
Total income tax (benefit) expense reported	$(190)	$40	$(28)

The Company incurred an immaterial amount in federal income tax expense in 2023, which is available for recoupment in the event of future net losses.

The following table summarizes tax credit carry-forwards available as of December 31, 2025:

(in millions)	Amount	Origination	Expiration
Business credits	$23	2022	2042
Business credits	$24	2023	2043
Business credits	$24	2024	2044
Business credits	$168	2025	2045

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Financial Services, Inc.
Allied Insurance Company of America	Nationwide General Insurance Company
Allied Property & Casualty Insurance Company	Nationwide GSC Holdings, Inc.
Allied Texas Agency, Inc.	Nationwide Indemnity Company
AMCO Insurance Company	Nationwide Insurance Company of America
American Marine Underwriters	Nationwide Insurance Company of Florida
Crestbrook Insurance Company	Nationwide Investment Services Corporation
Depositors Insurance Company	Nationwide Life and Annuity Insurance Company
DVM Insurance Agency, Inc.	Nationwide Life and Benefits Insurance Company
Eagle Captive Reinsurance, LLC	Nationwide Life Insurance Company
Freedom Specialty Insurance Company	Nationwide Property & Casualty Insurance Company
Harleysville Insurance Company of New York	Nationwide Retirement Solutions, Inc.
Harleysville Insurance Company	Nationwide Sales Solutions, Inc.
Harleysville Insurance Company of New Jersey	Nationwide Trust Company, FSB
Harleysville Preferred Insurance Company	NBS Insurance Agency, Inc.
Harleysville Worcester Insurance Company	NFS Distributors, Inc.
Jefferson National Life Insurance Company	NSM Sales Corporation
Jefferson National Life Insurance Company of New York	Registered Investment Advisors Services, Inc.
Lone Star General Agency, Inc.	Retention Alternatives, Ltd.
National Casualty Company	Retention Alternatives Ltd. In Respect of Cell No. 1 Segregated Account
Nationwide Advantage Mortgage Company
Nationwide Affinity Insurance Company of America	Scottsdale Indemnity Company
Nationwide Agent Risk Purchasing Group. Inc.	Scottsdale Insurance Company
Nationwide Agribusiness Insurance Company	Scottsdale Surplus Lines Insurance Company
Nationwide Assurance Company	Titan Insurance Company
Nationwide Cash Management Company	Titan Insurance Services, Inc.
Nationwide Corporation	Veterinary Pet Insurance Company
Nationwide Financial Assignment Company	Victoria Fire & Casualty Company
Nationwide Financial General Agency, Inc.	Victoria Select Insurance Company
VPI Services, Inc.

The method of allocation among the companies is subject to the resolution approved by the Company’s Board of Directors. Allocation is based upon separate return or sub-group aggregated separate return calculations with the Company being reimbursed for the actual Federal income tax benefit of its net operating losses which are actually used to reduce the taxable income of other companies in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2025 and 2024.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

Beginning in 2023, the controlled-group of entities of which the Company is a member, has determined that it is an Applicable Reporting Entity for purposes of the Federal corporate alternative minimum tax (“CAMT”). Applicable Reporting Entities are reporting entities that reasonably expect to be Applicable Corporations for the taxable year, either individually as an unaffiliated corporation or as a member of a tax-controlled group of corporations. An entity is an Applicable Corporation if its rolling average pre-tax adjusted financial statement income over three prior years is greater than $1 billion. Except under limited circumstances, once an entity is an Applicable Corporation, it is an Applicable Corporation in all future years.

The Company has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

On July 4, 2025, the legislation commonly referred to as the One Big Beautiful Bill Act (“OBBBA”) was signed into law. The OBBBA includes various provisions that impact the timing and magnitude of certain tax deductions, such as the permanent extension of certain expiring provisions of the Tax Cuts and Jobs Act, modifications to the international tax framework and the restoration of favorable tax treatment for certain business provisions. The OBBBA has multiple effective dates, with certain provisions effective in 2025 and others in later years. The Company has incorporated the provisions that were effective in the financial statements for the period ended December 31, 2025 and assessed that the impacts did not have a material impact on total tax. The Company will continue to assess any future impacts on the Company’s statutory financial statements and will recognize the income tax effects beginning in the period in which they are effective.

(10)	Short-Term Debt and FHLB Funding Agreements

Short-Term Debt

The Company is a party to a $750 million revolving variable rate credit facility agreement. The Company had no amounts outstanding under the facility as of December 31, 2025 and 2024.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to Effective Federal Funds Rate plus 0.18%. The Company had no amounts outstanding under this agreement as of December 31, 2025 and 2024.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2025 and 2024.

The amount of interest paid on short-term debt was immaterial in 2025, 2024 and 2023.

FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 40% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. FHLB membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million in membership stock as of December 31, 2025 and 2024, none of which is eligible for redemption. As part of the agreement, the Company purchased and held an additional $133 million and $160 million in activity stock and an immaterial amount in excess stock as of December 31, 2025 and 2024, respectively, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $3.0 billion and $3.6 billion as of December 31, 2025 and 2024, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. Certain outstanding advances are subject to prepayment penalties under these agreements. The maximum amount of aggregate advances from the FHLB were $3.6 billion for the years ended December 31, 2025 and 2024.

The Company has agreements with the FHLB to provide short-term financing for operations. These agreements, which were renewed in June 2025 and expire June 2026, allow the Company access to borrow up to $1.1 billion. As of December 31, 2025 and 2024, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $5.4 billion (2.6% of total admitted assets) and fair value of $4.9 billion (2.3% of total admitted assets) as of December 31, 2025 and carrying value of $5.4 billion (2.9% of total admitted assets) and fair value of $4.8 billion (2.5% of total admitted assets) as of December 31, 2024 were pledged as collateral under FHLB agreements, as a condition for withdrawal, and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus. The maximum amount of collateral pledged to the FHLB had a carrying value of $5.5 billion and fair value of $5.0 billion for the year ended December 31, 2025, and a carrying value of $5.5 billion and fair value of $4.9 billion for the year ended December 31, 2024.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(11)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)

Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/or principal paid	Unapproved interest and/or principal	Date of maturity
December 31, 2025
12/19/2001	7.50%	$300	$300	$22	$540	$-	12/31/2031
6/27/2002	8.15%	300	300	25	570	-	6/27/2032
12/23/2003	6.75%	100	100	7	146	-	12/23/2033
12/20/2019	4.21%	400	400	17	101	-	12/19/2059
Total		$1,100	$1,100	$71	$1,357	$-

December 31, 2024
12/19/2001	7.50%	$300	$300	$23	$518	$-	12/31/2031
6/27/2002	8.15%	300	300	24	545	-	6/27/2032
12/23/2003	6.75%	100	100	7	139	-	12/23/2033
12/20/2019	4.21%	400	400	17	84	-	12/19/2059
Total		$1,100	$1,100	$71	$1,286	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(12)	Reinsurance

The Company has 100% coinsurance agreements with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2025, 2024 and 2023 included premiums of $656 million, $643 million and $635 million, respectively, benefits and claims, net of third-party reinsurance recoveries, of $18 million, $23 million, and $73 million respectively, net investment earnings on funds withheld assets of $47 million, $43 million and $55 million, respectively, and an expense allowance for third-party reinsurance premiums of $1 million in each year. As of December 31, 2025 and 2024, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.2 billion in each year. As of December 31, 2025 and 2024, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $40 million and $46 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $129 million and $116 million as of December 31, 2025 and 2024, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $386 million, $354 million and $307 million for the years ended December 31, 2025, 2024 and 2023, respectively, while benefits, claims and expenses ceded were $386 million, $341 million and $301 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statements of operations for 2025, 2024 and 2023 and include considerations of $6 million, $4 million and $46 million, respectively, net investment income of $21 million, $25 million and $31 million, respectively, and benefits, claims and other expenses of $124 million, $145 million and $186 million, respectively. The reserve adjustment for 2025, 2024 and 2023 of $(111) million, $(143) million and $(153) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $516 million and $619 million as of 2025 and 2024, respectively, and amounts payable related to this agreement were $12 million and $2 million as of December 31, 2025 and 2024, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $33 million and $34 million as of December 31, 2025 and 2024, respectively. Total premiums assumed under this treaty were $18 million, $11 million and $12 million during 2025, 2024 and 2023, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $152 million and $154 million as of December 31, 2025 and 2024, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unaffiliated reinsurers. Total reserve credits taken as of December 31, 2025 and 2024 were $218 million and $252 million, respectively. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder.

(13)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, and other affiliates and subsidiaries as a part of its ongoing operations. These include, but are not limited to, annuity and life insurance contracts, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies in conformity with NAIC statutory accounting principles. In addition, the Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates for which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The net amounts due from affiliates were $19 million and $40 million as of December 31, 2025 and 2024, respectively, and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The net amounts due to affiliates were $52 million and $56 million as of December 31, 2025 and 2024, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

The Company and various affiliates share a home office, other facilities, equipment, common management and administrative services. In addition, NMIC provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. The Company was allocated costs from NMIC totaling $303 million, $277 million and $245 million for the years ended December 31, 2025, 2024 and 2023, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion as of December 31, 2025 and 2024. Total revenues from these contracts were $118 million, $117 million and $125 million for the years ended December 31, 2025, 2024 and 2023, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $73 million, $76 million and $84 million for the years ended December 31, 2025, 2024 and 2023, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The amount the Company earned for the years ended December 31, 2025, 2024 and 2023 were immaterial.

Funds of Nationwide Variable Insurance Trust Funds (“NVITF”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2025 and 2024, customer allocations to NVITF totaled $67.1 billion and $65.4 billion, respectively. For the years ended December 31, 2025, 2024 and 2023, NVITF paid the Company $249 million, $246 million and $234 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.7 billion and $1.0 billion as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, amounts on deposit with NCMC were comprised of $1.3 billion and $938 million, respectively, of cash and cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2025, 2024 and 2023 were $52 million, $53 million and $63 million, respectively.

The Company provides commercial mortgage loans to subsidiaries of Nationwide Realty Investors, LTD, a subsidiary of NMIC, with interest rates ranging from 3.62% to 4.90% and maturity dates ranging from January 2031 to July 2041. As of December 31, 2025 and 2024, the Company had $267 million and $286 million, respectively, outstanding under these arrangements.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2025 and 2024, the Company had no outstanding borrowings from affiliated entities under such agreements. The amounts the Company incurred for interest expense on intercompany repurchase agreements during 2025, 2024 and 2023 were immaterial.

During 2025 and 2024, the Company received capital contributions of $75 million and $100 million, respectively, from NFS. During 2026, the Company received an additional capital contribution of $13 million from NFS as of the subsequent event date.

During 2025 and 2024, the Company paid capital contributions to NLAIC of $400 million. During 2026, the Company paid capital contributions to NLAIC of $100 million as of the subsequent event date.

On July 1, 2025, the Company received a dividend distribution from JNL that was declared on June 4, 2025. The distribution, which was recorded at a cost of $8 million, consisted of the outstanding common stock of JNLNY.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNL with the minimum capital and surplus required by each state in which NLAIC and JNL does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNL or provide any creditor of NLAIC or JNL with recourse to or against any of the assets of the Company.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end. During 2025, the Company made a surplus contribution to Eagle of $40 million. During 2024, the Company made no surplus contributions to Eagle. During 2025 and 2024 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2026, the Company received a dividend distribution of $150 million that was declared on December 31, 2025. The dividend receivable was recorded in investment income due and accrued as of December 31, 2025. On November 10, 2025, the Company received a dividend distribution of $106 million that was declared on September 30, 2025. On August 8, 2025, the Company received a total distribution of $314 million that was declared on June 30, 2025 and consisted of a return of contributed surplus of $40 million and a dividend of $274 million. On February 11, 2025, the Company received a dividend distribution of $107 million that was declared on December 31, 2024. The dividend receivable was recorded in investment income due and accrued as of December 31, 2024. On November 8, 2024, the Company received a dividend distribution of $81 million that was declared on September 30, 2024. On August 9, 2024, the Company received a dividend distribution of $131 million that was declared on June 28, 2024. On May 10, 2024, the Company received a dividend distribution of $365 million that was declared on March 29, 2024. On February 9, 2024, the Company received a total distribution of $421 million that was declared on December 29, 2023 and consisted of a return of contributed surplus of $10 million and a dividend of $411 million.

As of December 31, 2025, the Company and NLAIC, as co-lenders, have a $2.5 billion replacement unsecured promissory note and revolving line of credit agreement with NWSBL, an affiliate. This agreement has an interest rate of 1-month SOFR plus 0.92% and a maturity date of December 9, 2026. Under the agreement, NWSBL can borrow up to $2.5 billion from the co-lenders for up to 364 days after the date of the agreement. As of December 31, 2025, NWSBL had an outstanding balance of $1.1 billion being reported in cash, cash equivalents and short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. During 2026, additional draws increased the outstanding balance to $1.3 billion as of the subsequent event date. As of December 31, 2024, the Company had a $850 million replacement unsecured promissory note and revolving line of credit agreement with NWSBL. This agreement had an interest rate of 1-month SOFR plus 0.90% and a maturity date of February 27, 2025. Under the agreement, NWSBL could have borrowed up to $850 million from the Company for up to 364 days after the date of the agreement. As of December 31, 2024, NWSBL had an outstanding balance of $706 million from the Company.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $207 million and $325 million as of December 31, 2025 and 2024, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

NMIC sponsors multiple benefit plans for its current and former employees including two qualified defined benefit pension plans, the Nationwide Retirement Plan – Account Balance and the Nationwide Retirement Plan – Final Average Pay, collectively the “Pension Plans”. On December 10, 2024, the Pension Plans purchased group annuity contracts that transferred certain obligations to the Company and NLAIC. The impact of this transaction was immaterial to net income and capital and surplus.

(14)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force were immaterial as of December 31, 2025 and 2024.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(15)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC RBC model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of surplus as regards policyholders as of the prior December 31 or (ii) the net income of the insurer as of the prior year. No dividends were paid by the Company to NFS for the years ended December 31, 2025 and 2024. The Company’s surplus as regards policyholders as of December 31, 2025, was $13.3 billion and statutory net income for 2025 was $683 million. As of January 1, 2026, the Company has the ability to pay dividends to NFS totaling $1.3 billion without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend or distribution paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholder.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I   Summary of Investments - Other Than Investments in Related Parties

As of December 31, 2025:

(in millions)	Column A	Column B	Column C	Column D

				Amount at which is
				shown in the statutory
				statements of admitted
				assets, liabilities, capital
	Type of investment	Cost	Fair value	and surplus

Fixed maturities:

Bonds:

U.S. Treasury securities and obligations of U.S. government corporations		$24	$24	$24

U.S. government and agencies		70	73	70

Obligations of states and political subdivisions		3,271	3,043	3,271

Foreign governments		1,056	1,045	1,057

Public utilities		5,414	5,167	5,416

All other corporate, mortgage-backed and asset-backed securities		40,670	39,464	40,655

Total fixed maturities		$50,505	$48,816	$50,493

Equity securities:

Common Stocks:

Banks, trust and insurance companies		29	44	44

Industrial, miscellaneous and all other		225	228	228

Nonredeemable preferred stocks		22	26	26

Total equity securities[1]		$276	$298	$298

Mortgage loans		10,261		10,261

Cash, cash equivalents and short-term investments		3,099		3,099

Policy loans		1,045		1,044

Other long-term investments[2]		3,646		3,645

Total invested assets		$68,832		$68,840

1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $5.0 billion are excluded.

2

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $437 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV   Reinsurance

As of December 31, 2025, 2024 and 2023 and each of the years then ended:

(in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed to
	amount	companies	companies	amount	net

2025

Life insurance in force	$163,418	$(25,085)	$511	$138,844	0.4%

Premiums:

Life Insurance	$3,213	$(144)	$18	$3,087	0.6%

Accident and health insurance	537	(546)	9	-	0.0%

Total	$3,750	$(690)	$27	$3,087	0.9%

2024

Life insurance in force	$153,575	$(24,712)	$557	$129,420	0.4%

Premiums:

Life Insurance	$3,977	$(140)	$11	$3,848	0.3%

Accident and health insurance	531	(540)	9	-	0.0%

Total	$4,508	$(680)	$20	$3,848	0.5%

2023

Life insurance in force	$147,725	$(26,722)	$579	$121,582	0.5%

Premiums:

Life Insurance	$2,931	$(143)	$12	$2,800	0.4%

Accident and health insurance	457	(465)	9	-	0.0%

Total	$3,388	$(608)	$21	$2,800	0.8%

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V   Valuation and Qualifying Accounts

Years ended December 31, 2025, 2024 and 2023:

(in millions)

Column A	Column B	Column C	Column D	Column E

	Balance at the
	beginning of	Charged to costs		Balance at end
Description	period	and expenses	Deductions[1]	of period

2025

Valuation allowances - mortgage loans	$-	$-	$-	$-

Valuation allowances - net deferred tax assets	$1	$(1)	$-	$-

(As Adjusted) 2024

Valuation allowances - mortgage loans	$2	$-	$(2)	$-

Valuation allowances - net deferred tax assets	$1	$-	$-	$1

(As Adjusted) 2023

Valuation allowances - mortgage loans[2]	$1	$1	$-	$2

Valuation allowances - net deferred tax assets	$1	$-	$-	$1

1	Amounts generally represent recoveries, payoffs and sales.

2

Effective January 1, 2023, the Company changed its method for reserving for mortgage loans by removing the need for a non-specific reserve. In the Company’s judgment, the change in reserving approach appropriately reflects the credit risk inherent for mortgage loans held. The impact of the change was recorded as a reversal of the non-specific reserves, resulting in an increase to unassigned surplus of $4 million and recorded through ‘Other, net’ activity within the statutory statements of changes in capital and surplus. There was no impact on net income.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.